UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4118

Fidelity Securities Fund

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02110

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02110

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2016

Item 1.

Reports to Stockholders

Fidelity Advisor® Small Cap Value Fund - Class I Semi-Annual Report January 31, 2016 Class I is a class of Fidelity® Small Cap Value Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Store Capital Corp.	3.5	2.6
ProAssurance Corp.	2.8	2.4
Silgan Holdings, Inc.	2.7	2.6
Universal Corp.	2.7	2.4
CVB Financial Corp.	2.6	2.5
First Niagara Financial Group, Inc.	2.6	2.2
World Fuel Services Corp.	2.5	2.2
Aspen Insurance Holdings Ltd.	2.5	2.7
Genesee & Wyoming, Inc. Class A	2.4	0.0
Allied World Assurance Co. Holdings AG	2.4	0.0
	26.7

Top Five Market Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	40.4	41.0
Industrials	13.0	13.2
Consumer Discretionary	12.0	9.3
Information Technology	11.3	12.9
Health Care	6.6	6.8

Asset Allocation (% of fund's net assets)

As of January 31, 2016*
Stocks	99.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 14.2%

As of July 31, 2015*
Stocks	99.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 11.2%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 1.7%
Standard Motor Products, Inc. (a)	1,183,301	$44,148,960
Hotels, Restaurants & Leisure - 2.4%
DineEquity, Inc.	750,000	63,690,000
Multiline Retail - 2.2%
Dillard's, Inc. Class A (b)	850,000	59,848,500
Specialty Retail - 5.3%
Aarons, Inc. Class A	2,045,100	46,791,888
Genesco, Inc. (c)	616,728	40,790,390
Hibbett Sports, Inc. (a)(b)(c)	1,625,600	52,279,296
		139,861,574
Textiles, Apparel & Luxury Goods - 0.4%
Vera Bradley, Inc. (c)	750,000	11,085,000

TOTAL CONSUMER DISCRETIONARY		318,634,034

CONSUMER STAPLES - 3.4%
Food Products - 0.7%
Post Holdings, Inc. (c)	300,000	17,550,000
Tobacco - 2.7%
Universal Corp. (a)(b)	1,308,239	71,599,920

TOTAL CONSUMER STAPLES		89,149,920

ENERGY - 4.7%
Energy Equipment & Services - 2.0%
Hornbeck Offshore Services, Inc. (b)(c)	1,600,000	13,008,000
ShawCor Ltd. Class A	1,800,000	38,867,871
		51,875,871
Oil, Gas & Consumable Fuels - 2.7%
Northern Oil & Gas, Inc. (b)(c)	1,958,249	6,462,222
World Fuel Services Corp.	1,700,000	66,215,000
		72,677,222

TOTAL ENERGY		124,553,093

FINANCIALS - 40.4%
Banks - 11.7%
Associated Banc-Corp.	2,846,535	49,956,689
CVB Financial Corp. (b)	4,500,010	68,895,153
First Citizen Bancshares, Inc.	140,370	34,539,442
First Citizen Bancshares, Inc. Class A (c)	180,954	44,525,541
First Niagara Financial Group, Inc.	7,000,000	68,530,000
UMB Financial Corp.	898,691	42,148,608
		308,595,433
Capital Markets - 5.3%
Federated Investors, Inc. Class B (non-vtg.)	2,199,963	55,637,064
OM Asset Management Ltd.	3,200,001	36,192,011
Waddell & Reed Financial, Inc. Class A	1,750,000	48,020,000
		139,849,075
Insurance - 11.6%
Allied World Assurance Co. Holdings AG	1,750,000	64,032,500
Aspen Insurance Holdings Ltd.	1,413,257	65,730,583
Endurance Specialty Holdings Ltd.	902,400	55,885,632
First American Financial Corp.	1,421,287	48,849,634
ProAssurance Corp.	1,468,200	73,586,184
		308,084,533
Real Estate Investment Trusts - 7.9%
National Retail Properties, Inc. (b)	450,000	19,323,000
Potlatch Corp.	200,630	5,786,169
Rouse Properties, Inc. (a)(b)	3,000,000	52,500,000
Sabra Health Care REIT, Inc.	2,042,700	37,503,972
Store Capital Corp.	3,750,000	92,962,501
		208,075,642
Real Estate Management & Development - 2.0%
Kennedy Wilson Europe Real Estate PLC	3,409,540	54,378,646
Thrifts & Mortgage Finance - 1.9%
Washington Federal, Inc.	2,323,600	49,608,860

TOTAL FINANCIALS		1,068,592,189

HEALTH CARE - 6.6%
Health Care Equipment & Supplies - 1.0%
Integra LifeSciences Holdings Corp. (c)	439,597	27,013,236
Health Care Providers & Services - 3.8%
Civitas Solutions, Inc. (a)(c)	2,451,897	58,992,642
Team Health Holdings, Inc. (c)	1,000,000	40,870,000
		99,862,642
Health Care Technology - 0.7%
Cegedim SA (c)	670,247	20,017,720
Pharmaceuticals - 1.1%
Innoviva, Inc.	2,831,853	28,375,167

TOTAL HEALTH CARE		175,268,765

INDUSTRIALS - 13.0%
Aerospace & Defense - 1.9%
Moog, Inc. Class A (c)	1,100,000	50,963,000
Commercial Services & Supplies - 1.4%
Essendant, Inc.	1,242,998	37,115,920
Electrical Equipment - 2.1%
AZZ, Inc.	500,000	25,740,000
EnerSys	600,000	29,058,000
		54,798,000
Machinery - 3.7%
Hillenbrand, Inc.	500,000	13,540,000
Mueller Industries, Inc.	2,100,000	53,445,000
Valmont Industries, Inc. (b)	295,000	31,444,050
		98,429,050
Road & Rail - 2.4%
Genesee & Wyoming, Inc. Class A (c)	1,300,000	64,454,000
Trading Companies & Distributors - 1.5%
WESCO International, Inc. (b)(c)	960,033	38,766,133

TOTAL INDUSTRIALS		344,526,103

INFORMATION TECHNOLOGY - 11.3%
Electronic Equipment & Components - 5.7%
Ingram Micro, Inc. Class A	1,800,000	50,760,000
SYNNEX Corp.	527,200	44,258,440
Tech Data Corp. (c)	900,000	56,160,000
		151,178,440
Internet Software & Services - 3.2%
Cimpress NV (b)(c)	528,100	41,466,412
j2 Global, Inc.	574,300	41,642,493
		83,108,905
IT Services - 1.7%
CACI International, Inc. Class A (c)	540,400	44,891,028
Software - 0.7%
SS&C Technologies Holdings, Inc.	300,000	19,287,000

TOTAL INFORMATION TECHNOLOGY		298,465,373

MATERIALS - 3.5%
Containers & Packaging - 2.7%
Silgan Holdings, Inc.	1,370,000	72,431,900
Metals & Mining - 0.8%
Compass Minerals International, Inc.	290,052	21,710,392

TOTAL MATERIALS		94,142,292

UTILITIES - 4.5%
Electric Utilities - 4.5%
El Paso Electric Co.	1,524,121	62,382,273
IDACORP, Inc.	822,000	57,202,980
		119,585,253
TOTAL COMMON STOCKS
(Cost $2,511,983,311)		2,632,917,022

Money Market Funds - 5.0%
Fidelity Cash Central Fund, 0.38% (d)	7,686,167	7,686,167
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	124,346,925	124,346,925
TOTAL MONEY MARKET FUNDS
(Cost $132,033,092)		132,033,092
TOTAL INVESTMENT PORTFOLIO - 104.4%
(Cost $2,644,016,403)		2,764,950,114
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(117,765,989)
NET ASSETS - 100%		$2,647,184,125

Legend

 (a) Affiliated company

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,747
Fidelity Securities Lending Cash Central Fund	917,702
Total	$943,449

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Civitas Solutions, Inc.	$66,136,343	$--	$13,660,090	$--	$58,992,642
Hibbett Sports, Inc.	11,341,950	55,985,079	2,178,105	--	52,279,296
Rouse Properties, Inc.	76,560,000	--	23,770,281	438,063	52,500,000
Standard Motor Products, Inc.	43,273,318	--	--	354,990	44,148,960
Universal Corp.	68,930,035	4,859,141	--	1,373,651	71,599,920
Total	$266,241,646	$60,844,220	$39,608,476	$2,166,704	$279,520,818

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$318,634,034	$318,634,034	$--	$--
Consumer Staples	89,149,920	89,149,920	--	--
Energy	124,553,093	124,553,093	--	--
Financials	1,068,592,189	1,014,213,543	54,378,646	--
Health Care	175,268,765	155,251,045	20,017,720	--
Industrials	344,526,103	344,526,103	--	--
Information Technology	298,465,373	298,465,373	--	--
Materials	94,142,292	94,142,292	--	--
Utilities	119,585,253	119,585,253	--	--
Money Market Funds	132,033,092	132,033,092	--	--
Total Investments in Securities:	$2,764,950,114	$2,690,553,748	$74,396,366	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$76,991,539
Level 2 to Level 1	$0

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.8%
Bermuda	4.6%
Switzerland	2.4%
Bailiwick of Jersey	2.0%
Netherlands	1.6%
Canada	1.5%
United Kingdom	1.4%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $126,372,798) — See accompanying schedule: Unaffiliated issuers (cost $2,257,670,042)	$2,353,396,204
Fidelity Central Funds (cost $132,033,092)	132,033,092
Other affiliated issuers (cost $254,313,269)	279,520,818
Total Investments (cost $2,644,016,403)		$2,764,950,114
Receivable for investments sold		46,449,057
Receivable for fund shares sold		2,104,092
Dividends receivable		1,972,351
Distributions receivable from Fidelity Central Funds		184,289
Prepaid expenses		4,733
Other receivables		7,953
Total assets		2,815,672,589
Liabilities
Payable for investments purchased	$36,727,025
Payable for fund shares redeemed	4,651,132
Accrued management fee	2,025,863
Distribution and service plan fees payable	122,582
Other affiliated payables	582,300
Other payables and accrued expenses	32,637
Collateral on securities loaned, at value	124,346,925
Total liabilities		168,488,464
Net Assets		$2,647,184,125
Net Assets consist of:
Paid in capital		$2,404,244,806
Undistributed net investment income		1,931,109
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		120,075,104
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		120,933,106
Net Assets		$2,647,184,125
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($202,645,428 ÷ 12,830,231 shares)		$15.79
Maximum offering price per share (100/94.25 of $15.79)		$16.75
Class T:
Net Asset Value and redemption price per share ($79,395,746 ÷ 5,128,305 shares)		$15.48
Maximum offering price per share (100/96.50 of $15.48)		$16.04
Class B:
Net Asset Value and offering price per share ($2,463,431 ÷ 168,841 shares)(a)		$14.59
Class C:
Net Asset Value and offering price per share ($55,258,599 ÷ 3,778,811 shares)(a)		$14.62
Small Cap Value:
Net Asset Value, offering price and redemption price per share ($1,973,618,546 ÷ 122,989,122 shares)		$16.05
Class I:
Net Asset Value, offering price and redemption price per share ($333,802,375 ÷ 20,796,332 shares)		$16.05

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends (including $2,166,704 earned from other affiliated issuers)		$25,160,403
Income from Fidelity Central Funds		943,449
Total income		26,103,852
Expenses
Management fee
Basic fee	$9,619,395
Performance adjustment	3,197,803
Transfer agent fees	3,125,757
Distribution and service plan fees	809,143
Accounting and security lending fees	416,808
Custodian fees and expenses	14,720
Independent trustees' compensation	6,108
Registration fees	99,766
Audit	33,967
Legal	5,172
Miscellaneous	7,530
Total expenses before reductions	17,336,169
Expense reductions	(18,541)	17,317,628
Net investment income (loss)		8,786,224
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	159,265,356
Other affiliated issuers	5,363,625
Foreign currency transactions	(26,557)
Total net realized gain (loss)		164,602,424
Change in net unrealized appreciation (depreciation) on: Investment securities	(400,477,145)
Assets and liabilities in foreign currencies	(606)
Total change in net unrealized appreciation (depreciation)		(400,477,751)
Net gain (loss)		(235,875,327)
Net increase (decrease) in net assets resulting from operations		$(227,089,103)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,786,224	$20,225,902
Net realized gain (loss)	164,602,424	285,516,597
Change in net unrealized appreciation (depreciation)	(400,477,751)	14,012,997
Net increase (decrease) in net assets resulting from operations	(227,089,103)	319,755,496
Distributions to shareholders from net investment income	(21,953,606)	(9,146,893)
Distributions to shareholders from net realized gain	(264,174,606)	(322,480,172)
Total distributions	(286,128,212)	(331,627,065)
Share transactions - net increase (decrease)	351,373,003	(16,898,248)
Redemption fees	94,271	149,785
Total increase (decrease) in net assets	(161,750,041)	(28,620,032)
Net Assets
Beginning of period	2,808,934,166	2,837,554,198
End of period (including undistributed net investment income of $1,931,109 and undistributed net investment income of $15,098,491, respectively)	$2,647,184,125	$2,808,934,166

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Value Fund Class A

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$19.14	$19.29	$19.96	$14.86	$15.48	$13.45
Income from Investment Operations
Net investment income (loss)A	.04	.10B	.03	.07	.01	.01C
Net realized and unrealized gain (loss)	(1.54)	2.01	1.24	5.57	.30	2.22
Total from investment operations	(1.50)	2.11	1.27	5.64	.31	2.23
Distributions from net investment income	(.11)	(.02)	(.01)	(.07)	(.01)	(.08)
Distributions from net realized gain	(1.75)	(2.25)	(1.93)	(.47)	(.93)	(.12)
Total distributions	(1.85)D	(2.26)E	(1.94)	(.54)	(.93)F	(.20)
Redemption fees added to paid in capitalA,G	–	–	–	–	–	–
Net asset value, end of period	$15.79	$19.14	$19.29	$19.96	$14.86	$15.48
Total ReturnH,I,J	(8.30)%	11.86%	6.83%	39.09%	3.24%	16.72%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.44%M	1.42%	1.36%	1.36%	1.44%	1.44%
Expenses net of fee waivers, if any	1.44%M	1.39%	1.35%	1.36%	1.44%	1.43%
Expenses net of all reductions	1.44%M	1.39%	1.34%	1.36%	1.44%	1.43%
Net investment income (loss)	.46%M	.52%B	.13%	.41%	.09%	.06%C
Supplemental Data
Net assets, end of period (000 omitted)	$202,645	$235,844	$258,183	$275,265	$150,285	$140,707
Portfolio turnover rateN	33 %M	34%	26%O	29%	27%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .26%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31) %.

 D Total distributions of $1.85 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $1.747 per share.

 E Total distributions of $2.26 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $2.248 per share.

 F Total distributions of $.93 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.925 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Value Fund Class T

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.78	$18.98	$19.70	$14.70	$15.34	$13.34
Income from Investment Operations
Net investment income (loss)A	.02	.05B	(.02)	.03	(.02)	(.03)C
Net realized and unrealized gain (loss)	(1.51)	1.98	1.23	5.50	.31	2.20
Total from investment operations	(1.49)	2.03	1.21	5.53	.29	2.17
Distributions from net investment income	(.06)	–	–	(.06)	–	(.05)
Distributions from net realized gain	(1.75)	(2.23)	(1.93)	(.47)	(.93)	(.12)
Total distributions	(1.81)	(2.23)	(1.93)	(.53)	(.93)	(.17)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$15.48	$18.78	$18.98	$19.70	$14.70	$15.34
Total ReturnE,F,G	(8.42)%	11.58%	6.58%	38.70%	3.08%	16.36%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.68%J	1.67%	1.61%	1.60%	1.67%	1.70%
Expenses net of fee waivers, if any	1.68%J	1.64%	1.59%	1.60%	1.67%	1.69%
Expenses net of all reductions	1.68%J	1.63%	1.59%	1.59%	1.67%	1.69%
Net investment income (loss)	.21%J	.27%B	(.11)%	.18%	(.14)%	(.19)%C
Supplemental Data
Net assets, end of period (000 omitted)	$79,396	$91,716	$100,975	$107,444	$57,514	$55,845
Portfolio turnover rateK	33 %J	34%	26%L	29%	27%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .01%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.57) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Value Fund Class B

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.79	$18.18	$19.06	$14.27	$15.00	$13.08
Income from Investment Operations
Net investment income (loss)A	(.03)	(.06)B	(.13)	(.06)	(.09)	(.10)C
Net realized and unrealized gain (loss)	(1.42)	1.90	1.18	5.34	.29	2.15
Total from investment operations	(1.45)	1.84	1.05	5.28	.20	2.05
Distributions from net investment income	–	–	–	(.02)	–	(.01)
Distributions from net realized gain	(1.75)	(2.23)	(1.93)	(.47)	(.93)	(.12)
Total distributions	(1.75)	(2.23)	(1.93)	(.49)	(.93)	(.13)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$14.59	$17.79	$18.18	$19.06	$14.27	$15.00
Total ReturnE,F,G	(8.68)%	10.94%	5.92%	38.07%	2.51%	15.80%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.28%J	2.25%	2.18%	2.15%	2.19%	2.20%
Expenses net of fee waivers, if any	2.27%J	2.23%	2.17%	2.15%	2.19%	2.19%
Expenses net of all reductions	2.27%J	2.22%	2.16%	2.14%	2.19%	2.19%
Net investment income (loss)	(.38)%J	(.32)%B	(.69)%	(.37)%	(.66)%	(.69)%C
Supplemental Data
Net assets, end of period (000 omitted)	$2,463	$3,473	$4,808	$7,052	$6,675	$8,549
Portfolio turnover rateK	33 %J	34%	26%L	29%	27%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.58) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.07) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Value Fund Class C

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.82	$18.19	$19.06	$14.28	$15.01	$13.08
Income from Investment Operations
Net investment income (loss)A	(.02)	(.04)B	(.12)	(.06)	(.09)	(.10)C
Net realized and unrealized gain (loss)	(1.43)	1.90	1.18	5.34	.29	2.17
Total from investment operations	(1.45)	1.86	1.06	5.28	.20	2.07
Distributions from net investment income	–	–	–	(.03)	–	(.02)
Distributions from net realized gain	(1.75)	(2.23)	(1.93)	(.47)	(.93)	(.12)
Total distributions	(1.75)	(2.23)	(1.93)	(.50)	(.93)	(.14)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$14.62	$17.82	$18.19	$19.06	$14.28	$15.01
Total ReturnE,F,G	(8.67)%	11.05%	5.97%	38.00%	2.52%	15.91%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.20%J	2.19%	2.12%	2.13%	2.19%	2.18%
Expenses net of fee waivers, if any	2.20%J	2.16%	2.11%	2.13%	2.19%	2.18%
Expenses net of all reductions	2.20%J	2.15%	2.10%	2.12%	2.19%	2.18%
Net investment income (loss)	(.30)%J	(.25)%B	(.63)%	(.35)%	(.66)%	(.68)%C
Supplemental Data
Net assets, end of period (000 omitted)	$55,259	$64,928	$70,541	$76,018	$47,265	$47,457
Portfolio turnover rateK	33 %J	34%	26%L	29%	27%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.51) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.06) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Value Fund

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$19.45	$19.57	$20.22	$15.05	$15.62	$13.56
Income from Investment Operations
Net investment income (loss)A	.06	.15B	.08	.12	.06	.06C
Net realized and unrealized gain (loss)	(1.56)	2.05	1.26	5.63	.32	2.23
Total from investment operations	(1.50)	2.20	1.34	5.75	.38	2.29
Distributions from net investment income	(.15)	(.07)	(.06)	(.11)	(.02)	(.10)
Distributions from net realized gain	(1.75)	(2.25)	(1.93)	(.47)	(.93)	(.13)
Total distributions	(1.90)	(2.32)	(1.99)	(.58)	(.95)	(.23)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$16.05	$19.45	$19.57	$20.22	$15.05	$15.62
Total ReturnE,F	(8.18)%	12.18%	7.12%	39.45%	3.67%	17.03%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.21%I	1.15%	1.08%	1.07%	1.13%	1.13%
Expenses net of fee waivers, if any	1.21%I	1.12%	1.06%	1.07%	1.13%	1.13%
Expenses net of all reductions	1.21%I	1.12%	1.06%	1.06%	1.13%	1.13%
Net investment income (loss)	.69%I	.78%B	.41%	.71%	.41%	.37%C
Supplemental Data
Net assets, end of period (000 omitted)	$1,973,619	$2,036,157	$2,060,546	$2,672,854	$1,756,962	$1,899,805
Portfolio turnover rateJ	33 %I	34%	26%K	29%	27%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.01) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Value Fund Class I

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$19.45	$19.57	$20.23	$15.05	$15.63	$13.58
Income from Investment Operations
Net investment income (loss)A	.06	.15B	.08	.12	.06	.06C
Net realized and unrealized gain (loss)	(1.56)	2.05	1.25	5.65	.31	2.23
Total from investment operations	(1.50)	2.20	1.33	5.77	.37	2.29
Distributions from net investment income	(.16)	(.07)	(.06)	(.12)	(.02)	(.11)
Distributions from net realized gain	(1.75)	(2.25)	(1.93)	(.47)	(.93)	(.13)
Total distributions	(1.90)D	(2.32)	(1.99)	(.59)	(.95)	(.24)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$16.05	$19.45	$19.57	$20.23	$15.05	$15.63
Total ReturnF,G	(8.17)%	12.17%	7.08%	39.54%	3.59%	17.02%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.17%J	1.15%	1.09%	1.07%	1.14%	1.10%
Expenses net of fee waivers, if any	1.17%J	1.12%	1.07%	1.07%	1.14%	1.10%
Expenses net of all reductions	1.17%J	1.12%	1.07%	1.06%	1.14%	1.10%
Net investment income (loss)	.73%J	.79%B	.40%	.70%	.39%	.39%C
Supplemental Data
Net assets, end of period (000 omitted)	$333,802	$376,817	$342,500	$359,582	$138,981	$101,565
Portfolio turnover rateK	33 %J	34%	26%L	29%	27%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .01%.

 D Total distributions of $1.90 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $1.747 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Value and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. The Fund's other share classes are also closed to new accounts with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$387,748,822
Gross unrealized depreciation	(267,041,047)
Net unrealized appreciation (depreciation) on securities	$120,707,775
Tax cost	$2,644,242,339

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $544,684,068 and $458,614,173, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Value as compared to its benchmark index, the Russell 2000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .93% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$276,222	$–
Class T	.25%	.25%	215,804	–
Class B	.75%	.25%	14,877	11,158
Class C	.75%	.25%	302,240	–
			$809,143	$11,158

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,343
Class T	1,558
Class B(a)	600
Class C(a)	175
$5,676

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund.FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$240,091.22
Class T	91,163.21
Class B	4,520.30
Class C	69,338.23
Small Cap Value	2,371,533.23
Class I	349,112.20
	$3,125,757

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12,094 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,860 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $142,275. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $917,702, including $1,535 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $8,582 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expense by $110.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $9,849.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Class A	$1,294,370	$207,059
Class T	298,011	–
Small Cap Value	17,252,984	7,655,420
Class I	3,108,241	1,284,414
Total	$21,953,606	$9,146,893
From net realized gain
Class A	$21,315,531	$29,002,450
Class T	8,511,334	11,758,984
Class B	317,311	573,044
Class C	6,297,703	8,461,258
Small Cap Value	193,461,328	233,242,234
Class I	34,271,399	39,442,202
Total	$264,174,606	$322,480,172

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	975,320	1,619,679	$16,612,607	$30,035,137
Reinvestment of distributions	1,320,026	1,578,405	22,234,691	28,466,035
Shares redeemed	(1,786,996)	(4,261,712)	(30,317,795)	(79,564,907)
Net increase (decrease)	508,350	(1,063,628)	$8,529,503	$(21,063,735)
Class T
Shares sold	310,224	599,331	$5,203,698	$10,911,777
Reinvestment of distributions	527,842	655,613	8,714,816	11,618,861
Shares redeemed	(594,533)	(1,691,524)	(9,865,736)	(30,859,052)
Net increase (decrease)	243,533	(436,580)	$4,052,778	$(8,328,414)
Class B
Shares sold	2,263	5,056	$34,845	$89,676
Reinvestment of distributions	19,426	31,870	302,868	537,830
Shares redeemed	(48,105)	(106,178)	(758,742)	(1,834,363)
Net increase (decrease)	(26,416)	(69,252)	$(421,029)	$(1,206,857)
Class C
Shares sold	125,591	167,565	$1,958,139	$2,897,201
Reinvestment of distributions	367,680	447,025	5,744,375	7,553,140
Shares redeemed	(358,789)	(847,704)	(5,654,174)	(14,671,382)
Net increase (decrease)	134,482	(233,114)	$2,048,340	$(4,221,041)
Small Cap Value
Shares sold	18,049,566	13,163,441	$309,409,636	$248,872,334
Reinvestment of distributions	11,459,014	12,098,173	196,112,754	221,448,638
Shares redeemed	(11,230,058)	(25,848,809)	(192,654,407)	(487,056,437)
Net increase (decrease)	18,278,522	(587,195)	$312,867,983	$(16,735,465)
Class I
Shares sold	1,966,371	4,194,067	$33,969,215	$79,803,869
Reinvestment of distributions	1,907,860	1,996,970	32,653,194	36,554,847
Shares redeemed	(2,451,782)	(4,316,971)	(42,326,981)	(81,701,452)
Net increase (decrease)	1,422,449	1,874,066	$24,295,428	$34,657,264

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Class A	1.44%
Actual		$1,000.00	$917.00	$6.94
Hypothetical-C		$1,000.00	$1,017.90	$7.30
Class T	1.68%
Actual		$1,000.00	$915.80	$8.09
Hypothetical-C		$1,000.00	$1,016.69	$8.52
Class B	2.27%
Actual		$1,000.00	$913.20	$10.92
Hypothetical-C		$1,000.00	$1,013.72	$11.49
Class C	2.20%
Actual		$1,000.00	$913.30	$10.58
Hypothetical-C		$1,000.00	$1,014.08	$11.14
Small Cap Value	1.21%
Actual		$1,000.00	$918.20	$5.83
Hypothetical-C		$1,000.00	$1,019.05	$6.14
Class I	1.17%
Actual		$1,000.00	$918.30	$5.64
Hypothetical-C		$1,000.00	$1,019.25	$5.94

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

ASCVI-SANN-0316
1.803749.112

Fidelity® OTC Portfolio Class K Semi-Annual Report January 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.4	9.2
Alphabet, Inc. Class A	5.3	3.9
Amazon.com, Inc.	4.6	5.7
Activision Blizzard, Inc.	4.4	2.7
Facebook, Inc. Class A	4.2	2.8
Alphabet, Inc. Class C	4.0	4.0
Microsoft Corp.	4.0	3.5
Tesla Motors, Inc.	3.4	1.9
NVIDIA Corp.	3.0	1.8
athenahealth, Inc.	2.8	2.4
	41.1

Top Five Market Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	50.1	47.2
Health Care	19.8	20.9
Consumer Discretionary	16.6	16.6
Consumer Staples	4.9	6.4
Financials	4.7	4.0

Asset Allocation (% of fund's net assets)

As of January 31, 2016*
Stocks	96.6%
Convertible Securities	3.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 7.8%

As of July 31, 2015*
Stocks	97.4%
Convertible Securities	2.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 9.6%

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.2%
Automobiles - 3.4%
Tesla Motors, Inc. (a)(b)	2,148,099	$410,717
Diversified Consumer Services - 0.2%
2U, Inc. (a)(b)	1,118,041	22,573
Hotels, Restaurants & Leisure - 1.6%
Buffalo Wild Wings, Inc. (a)	218,900	33,338
Chipotle Mexican Grill, Inc. (a)	94,500	42,806
Intrawest Resorts Holdings, Inc. (a)	726,835	6,113
Panera Bread Co. Class A (a)	130,300	25,278
Starbucks Corp.	1,289,420	78,358
Vail Resorts, Inc.	85,500	10,688
		196,581
Internet & Catalog Retail - 7.1%
Amazon.com, Inc. (a)	928,398	544,970
Etsy, Inc. (b)	1,870,275	14,513
Groupon, Inc. Class A (a)(b)(c)	62,409,181	169,753
Netflix, Inc. (a)	126,200	11,590
Wayfair LLC Class A (a)(b)	2,482,768	112,221
		853,047
Media - 2.3%
Altice NV (a)	1,015,500	14,379
Charter Communications, Inc. Class A (a)(b)	1,025,300	175,695
Liberty Global PLC:
Class A (a)	1,860,400	64,016
LiLAC Class A (a)	23,980	844
Twenty-First Century Fox, Inc. Class A	837,400	22,585
		277,519
Specialty Retail - 0.5%
Ross Stores, Inc.	1,001,900	56,367
Textiles, Apparel & Luxury Goods - 1.1%
lululemon athletica, Inc. (a)(b)	1,091,146	67,727
Ralph Lauren Corp.	551,500	62,044
		129,771

TOTAL CONSUMER DISCRETIONARY		1,946,575

CONSUMER STAPLES - 4.8%
Beverages - 0.5%
Monster Beverage Corp.	431,400	58,252
Food & Staples Retailing - 3.2%
Costco Wholesale Corp.	1,566,350	236,707
Sprouts Farmers Market LLC (a)	501,000	11,423
Walgreens Boots Alliance, Inc.	1,701,200	135,620
		383,750
Food Products - 1.1%
Mondelez International, Inc.	3,184,400	137,248

TOTAL CONSUMER STAPLES		579,250

ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Oceaneering International, Inc.	319,700	10,822
Oil, Gas & Consumable Fuels - 0.3%
Anadarko Petroleum Corp.	407,800	15,941
Diamondback Energy, Inc.	111,100	8,394
EOG Resources, Inc.	194,900	13,842
		38,177

TOTAL ENERGY		48,999

FINANCIALS - 4.4%
Banks - 2.9%
Bank of America Corp.	3,897,600	55,112
Citigroup, Inc.	1,526,000	64,977
Commerce Bancshares, Inc.	784,189	32,254
Fifth Third Bancorp	515,900	8,151
Huntington Bancshares, Inc.	1,784,000	15,307
JPMorgan Chase & Co.	811,400	48,278
Signature Bank (a)	261,300	36,410
UMB Financial Corp.	531,500	24,927
Wells Fargo & Co.	1,324,900	66,550
		351,966
Capital Markets - 0.4%
Carlyle Group LP	630,500	8,625
Northern Trust Corp.	537,600	33,374
		41,999
Consumer Finance - 1.1%
Capital One Financial Corp.	1,407,400	92,354
LendingClub Corp. (a)(b)	5,370,400	39,634
		131,988
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (d)	29,911	1,501

TOTAL FINANCIALS		527,454

HEALTH CARE - 19.3%
Biotechnology - 15.0%
Acceleron Pharma, Inc. (a)	262,300	8,053
Aduro Biotech, Inc. (e)	1,938,567	28,070
Alexion Pharmaceuticals, Inc. (a)	1,132,389	165,250
Alkermes PLC (a)	1,053,536	33,724
Alnylam Pharmaceuticals, Inc. (a)	138,100	9,521
Amgen, Inc.	875,400	133,700
Anacor Pharmaceuticals, Inc. (a)	825,300	62,005
Array BioPharma, Inc. (a)(b)	2,200,963	6,801
Avalanche Biotechnologies, Inc. (a)	988,352	5,930
BioCryst Pharmaceuticals, Inc. (a)	2,815,264	19,622
Biogen, Inc. (a)	798,700	218,093
BioMarin Pharmaceutical, Inc. (a)	1,773,956	131,308
bluebird bio, Inc. (a)	164,013	6,784
Blueprint Medicines Corp. (b)	382,300	6,010
Celgene Corp. (a)	693,100	69,532
Celldex Therapeutics, Inc. (a)(b)	1,273,285	10,568
Cellectis SA sponsored ADR	371,100	8,298
Chiasma, Inc. (a)(b)	349,820	3,603
Chimerix, Inc. (a)	54,700	421
Coherus BioSciences, Inc. (a)(b)	809,715	10,737
CytomX Therapeutics, Inc.	244,269	3,646
CytomX Therapeutics, Inc. (a)(b)	517,300	8,127
Dicerna Pharmaceuticals, Inc. (a)	327,980	2,152
Galapagos Genomics NV sponsored ADR (b)	554,000	27,102
Genocea Biosciences, Inc. (a)	845,070	2,628
Gilead Sciences, Inc.	2,516,599	208,878
Heron Therapeutics, Inc. (a)(b)	428,983	9,004
Intercept Pharmaceuticals, Inc. (a)	314,519	33,411
Ionis Pharmaceuticals, Inc. (a)	148,537	5,783
Ironwood Pharmaceuticals, Inc. Class A (a)	3,140,542	28,987
Juno Therapeutics, Inc. (a)(b)	60,124	1,658
Karyopharm Therapeutics, Inc. (a)(b)	614,200	3,820
Lion Biotechnologies, Inc. (a)(b)(c)	2,913,500	17,452
Medivation, Inc. (a)	490,000	16,023
Neurocrine Biosciences, Inc. (a)	976,100	41,533
Novavax, Inc. (a)(b)	10,970,600	56,499
OvaScience, Inc. (a)(b)	981,623	5,546
Portola Pharmaceuticals, Inc. (a)(c)	2,842,407	93,885
ProNai Therapeutics, Inc. (a)	193,200	1,600
Puma Biotechnology, Inc. (a)(b)	743,687	31,041
Regeneron Pharmaceuticals, Inc. (a)	208,400	87,547
Sage Therapeutics, Inc. (a)	15,800	531
Seattle Genetics, Inc. (a)(b)	1,594,486	52,586
Spark Therapeutics, Inc. (b)	268,480	7,563
TESARO, Inc. (a)	462,000	15,957
Trevena, Inc. (a)(c)	3,326,521	24,217
Ultragenyx Pharmaceutical, Inc. (a)	401,496	22,544
uniQure B.V. (a)(b)	302,200	5,509
Versartis, Inc. (a)(b)	459,286	5,116
Vertex Pharmaceuticals, Inc. (a)	382,600	34,721
XOMA Corp. (a)(b)	1,194,513	1,206
		1,794,302
Health Care Equipment & Supplies - 0.5%
IDEXX Laboratories, Inc. (a)	393,804	27,621
Novadaq Technologies, Inc. (a)	2,613,956	28,780
		56,401
Health Care Providers & Services - 0.3%
Accretive Health, Inc. (a)(b)(c)	6,962,302	18,241
Diplomat Pharmacy, Inc. (a)(b)	574,900	15,643
		33,884
Health Care Technology - 3.0%
athenahealth, Inc. (a)(b)(c)	2,376,613	337,004
Castlight Health, Inc. Class B (a)(b)	63,800	211
Veeva Systems, Inc. Class A (a)(b)	939,100	22,632
		359,847
Pharmaceuticals - 0.5%
Achaogen, Inc. (a)(b)	805,700	2,917
Flex Pharma, Inc.	376,179	3,130
GW Pharmaceuticals PLC ADR (a)	127,027	6,372
Innoviva, Inc.	78	1
Intra-Cellular Therapies, Inc. (a)	324,200	12,021
Jazz Pharmaceuticals PLC (a)	133,600	17,200
Relypsa, Inc. (a)(b)	518,000	9,759
The Medicines Company (a)	297,800	10,292
		61,692

TOTAL HEALTH CARE		2,306,126

INDUSTRIALS - 3.2%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Class A (d)	110,610	9,844
Airlines - 0.0%
Wheels Up Partners Holdings LLC Series B unit (d)(f)	1,760,377	5,000
Commercial Services & Supplies - 0.2%
Regus PLC	887,884	3,753
Stericycle, Inc. (a)	150,300	18,089
		21,842
Electrical Equipment - 2.2%
SolarCity Corp. (a)(b)(c)	7,218,748	257,348
Professional Services - 0.1%
TriNet Group, Inc. (a)	629,437	9,316
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	1,012,480	73,607

TOTAL INDUSTRIALS		376,957

INFORMATION TECHNOLOGY - 48.2%
Communications Equipment - 1.1%
Cisco Systems, Inc.	98,400	2,341
Qualcomm, Inc.	2,782,153	126,143
		128,484
Electronic Equipment & Components - 0.3%
Fitbit, Inc. (b)	2,337,056	38,795
Internet Software & Services - 16.5%
Alphabet, Inc.:
Class A	829,627	631,637
Class C	651,869	484,306
Criteo SA sponsored ADR (a)(b)	5,430,471	160,633
Dropbox, Inc. (a)(d)	331,524	3,992
Facebook, Inc. Class A (a)	4,494,938	504,377
GoDaddy, Inc. (a)	826,100	25,188
Marketo, Inc. (a)	1,016,778	19,329
New Relic, Inc. (a)(b)	1,000,196	28,226
Opower, Inc. (a)	157,056	1,335
Rackspace Hosting, Inc. (a)	4,996,030	100,970
Shopify, Inc. Class A	19,200	446
Wix.com Ltd. (a)(b)	868,336	17,731
		1,978,170
IT Services - 1.2%
Cognizant Technology Solutions Corp. Class A (a)	1,430,000	90,533
PayPal Holdings, Inc. (a)	1,300,700	47,007
Sabre Corp.	136,900	3,506
Square, Inc. (a)(b)	483,500	4,240
		145,286
Semiconductors & Semiconductor Equipment - 7.5%
Avago Technologies Ltd.	683,100	91,337
Broadcom Corp. Class A	50,600	2,766
Cirrus Logic, Inc. (a)	676,030	23,472
Marvell Technology Group Ltd.	5,136,900	45,462
Micron Technology, Inc. (a)	13,947,700	153,843
NVIDIA Corp.	12,240,461	358,523
NXP Semiconductors NV (a)	1,093,600	81,779
Qorvo, Inc. (a)	1,718,600	68,057
SolarEdge Technologies, Inc. (b)(c)	2,437,000	68,894
		894,133
Software - 14.7%
Activision Blizzard, Inc.	15,072,239	524,815
GameLoft SE (a)(b)(c)	7,537,787	41,371
HubSpot, Inc. (a)	883,980	35,881
Interactive Intelligence Group, Inc. (a)	211,287	5,046
Microsoft Corp.	8,669,039	477,577
NetSuite, Inc. (a)(b)	574,700	39,867
Paylocity Holding Corp. (a)	345,500	10,752
Salesforce.com, Inc. (a)	2,162,220	147,161
Ubisoft Entertainment SA (a)(c)	10,178,905	279,592
Workday, Inc. Class A (a)	1,206,800	76,040
Xero Ltd. (a)(b)	628,814	6,837
Zendesk, Inc. (a)(c)	5,252,784	115,614
		1,760,553
Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.	6,658,620	648,145
Nimble Storage, Inc. (a)	2,124,508	13,958
Pure Storage, Inc.:
Class A (a)(b)	118,400	1,540
Class B	184,982	2,286
Western Digital Corp.	3,424,800	164,322
		830,251

TOTAL INFORMATION TECHNOLOGY		5,775,672

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Cogent Communications Group, Inc.	252,500	8,436
TOTAL COMMON STOCKS
(Cost $10,211,607)		11,569,469

Convertible Preferred Stocks - 3.3%
CONSUMER DISCRETIONARY - 0.4%
Diversified Consumer Services - 0.0%
Handy Technologies, Inc. Series C (d)	415,643	2,212
Household Durables - 0.3%
Roku, Inc.:
Series F, 8.00% (a)(d)	16,562,507	25,322
Series G, 8.00% (a)(d)	3,185,945	4,871
Series H (d)	1,931,947	2,954
		33,147
Internet & Catalog Retail - 0.1%
One Kings Lane, Inc. Series E (a)(d)	648,635	2,990
The Honest Co., Inc. Series D (d)	75,268	3,444
		6,434
Media - 0.0%
Turn, Inc. Series E (a)(d)	1,199,041	4,137

TOTAL CONSUMER DISCRETIONARY		45,930

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (d)	866,669	12,047
FINANCIALS - 0.3%
Real Estate Management & Development - 0.3%
Redfin Corp. Series G (a)(d)	6,064,833	20,257
WeWork Companies, Inc. Series E (d)	269,198	13,512
		33,769
HEALTH CARE - 0.5%
Biotechnology - 0.2%
23andMe, Inc. Series E (d)	1,817,170	17,172
Editas Medicine, Inc. Series B (d)	176,244	2,538
Gensight Biologics Series B (d)	270,022	1,344
Intellia Therapeutics, Inc. Series B (d)	402,664	2,114
Jounce Therapeutics, Inc. Series B (d)	2,212,389	3,040
Ovid Therapeutics, Inc. Series B (d)	314,408	1,170
		27,378
Health Care Providers & Services - 0.3%
Mulberry Health, Inc. Series A8 (d)	4,342,250	29,331

TOTAL HEALTH CARE		56,709

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (d)	62,037	5,521
Professional Services - 0.0%
YourPeople, Inc. Series C (d)	335,546	2,319

TOTAL INDUSTRIALS		7,840

INFORMATION TECHNOLOGY - 1.9%
Internet Software & Services - 1.2%
Jet.Com, Inc. Series B1 (d)	4,896,249	24,422
Pinterest, Inc. Series G, 8.00% (d)	27,858	1,053
Uber Technologies, Inc.:
Series D, 8.00% (a)(d)	2,256,164	110,038
Series E, 8.00% (a)(d)	150,072	7,319
		142,832
IT Services - 0.2%
AppNexus, Inc. Series E (a)(d)	1,416,796	22,683
Nutanix, Inc. Series E (a)(d)	311,503	3,863
		26,546
Software - 0.5%
Bracket Computing, Inc. Series C (d)	1,877,241	14,766
Cloudera, Inc. Series F (a)(d)	126,709	4,160
Cloudflare, Inc. Series D (a)(d)	395,787	1,935
Dataminr, Inc. Series D (d)	2,219,446	17,616
Delphix Corp. Series D (d)	427,177	2,136
Snapchat, Inc. Series F (d)	32,552	838
Taboola.Com Ltd. Series E (a)(d)	1,918,392	15,577
Twilio, Inc. Series E (d)	351,811	4,531
		61,559

TOTAL INFORMATION TECHNOLOGY		230,937

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series D (d)	1,220,504	6,896
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $349,539)		394,128

Money Market Funds - 6.3%
Fidelity Cash Central Fund, 0.38% (g)	53,239,744	53,240
Fidelity Securities Lending Cash Central Fund, 0.42% (g)(h)	704,512,730	704,513
TOTAL MONEY MARKET FUNDS
(Cost $757,753)		757,753
TOTAL INVESTMENT PORTFOLIO - 106.2%
(Cost $11,318,899)		12,721,350
NET OTHER ASSETS (LIABILITIES) - (6.2)%		(737,966)
NET ASSETS - 100%		$11,983,384

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $414,465,000 or 3.5% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,070,000 or 0.2% of net assets.

 (f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$19,675
Altiostar Networks, Inc. Series D	1/7/15	$15,000
AppNexus, Inc. Series E	8/1/14 - 9/17/14	$28,382
Blue Apron, Inc. Series D	5/18/15	$11,550
Bracket Computing, Inc. Series C	9/9/15	$14,766
Cloudera, Inc. Series F	2/5/14	$1,845
Cloudflare, Inc. Series D	11/5/14	$2,424
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$28,298
Delphix Corp. Series D	7/10/15	$3,845
Dropbox, Inc.	5/2/12	$3,000
Editas Medicine, Inc. Series B	8/4/15	$2,062
Gensight Biologics Series B	7/2/15	$2,081
Handy Technologies, Inc. Series C	10/14/15	$2,436
Intellia Therapeutics, Inc. Series B	8/20/15	$2,114
Jet.Com, Inc. Series B1	11/24/15	$24,422
Jounce Therapeutics, Inc. Series B	4/17/15	$5,000
Mulberry Health, Inc. Series A8	1/20/16	$29,331
Nutanix, Inc. Series E	8/26/14	$4,173
One Kings Lane, Inc. Series E	1/29/14	$10,000
Ovid Therapeutics, Inc. Series B	8/10/15	$1,959
Pinterest, Inc. Series G, 8.00%	2/27/15	$1,000
Redfin Corp. Series G	12/16/14	$20,000
Roku, Inc. Series F, 8.00%	5/7/13	$15,000
Roku, Inc. Series G, 8.00%	10/1/14	$4,140
Roku, Inc. Series H	11/9/15	$2,954
Snapchat, Inc. Series F	3/25/15	$1,000
Space Exploration Technologies Corp. Class A	10/16/15	$9,844
Space Exploration Technologies Corp. Series G	1/20/15	$4,805
Taboola.Com Ltd. Series E	12/22/14	$20,000
The Honest Co., Inc. Series D	8/3/15	$3,444
Turn, Inc. Series E	12/30/13	$10,000
Twilio, Inc. Series E	4/24/15	$3,979
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$35,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$5,000
WeWork Companies, Inc. Class A	6/23/15	$984
WeWork Companies, Inc. Series E	6/23/15	$8,854
Wheels Up Partners Holdings LLC Series B unit	9/18/15	$5,000
YourPeople, Inc. Series C	5/1/15	$5,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$21
Fidelity Securities Lending Cash Central Fund	11,486
Total	$11,507

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Accretive Health, Inc.	$18,789	$--	$703	$--	$18,241
athenahealth, Inc.	327,395	8,694	3,192	--	337,004
Criteo SA sponsored ADR	291,470	--	1,762	--	--
GameLoft SE	36,312	--	496	--	41,371
Groupon, Inc. Class A	317,266	--	12,726	--	169,753
Lion Biotechnologies, Inc.	25,788	--	747	--	17,452
Portola Pharmaceuticals, Inc.	140,217	4,896	4,712	--	93,885
SolarCity Corp.	89,259	207,856	11,228	--	257,348
SolarEdge Technologies, Inc.	--	63,165	--	--	68,894
Synchronoss Technologies, Inc.	127,356	3,746	110,002	--	--
Trevena, Inc.	19,522	--	310	--	24,217
Ubisoft Entertainment SA	204,478	--	9,994	--	279,592
Zendesk, Inc.	106,272	3,035	989	--	115,614
Total	$1,704,124	$291,392	$156,861	$--	$1,423,371

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,992,505	$1,932,196	$--	$60,309
Consumer Staples	591,297	579,250	--	12,047
Energy	48,999	48,999	--	--
Financials	561,223	525,953	--	35,270
Health Care	2,362,835	2,302,480	3,646	56,709
Industrials	384,797	358,360	3,753	22,684
Information Technology	6,006,609	5,448,431	323,249	234,929
Telecommunication Services	15,332	8,436	--	6,896
Money Market Funds	757,753	757,753	--	--
Total Investments in Securities:	$12,721,350	$11,961,858	$330,648	$428,844

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$251,265
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$203,955
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(6,932)
Cost of Purchases	39,188
Proceeds of Sales	(1,282)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$234,929
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2016	$(4,835)
Equities - Other Investments in Securities
Beginning Balance	$133,963
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(10,870)
Cost of Purchases	73,105
Proceeds of Sales	(2,283)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$193,915
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2016	$(10,870)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $698,617) — See accompanying schedule: Unaffiliated issuers (cost $9,054,478)	$10,540,226
Fidelity Central Funds (cost $757,753)	757,753
Other affiliated issuers (cost $1,506,668)	1,423,371
Total Investments (cost $11,318,899)		$12,721,350
Receivable for investments sold		277,059
Receivable for fund shares sold		14,547
Dividends receivable		999
Distributions receivable from Fidelity Central Funds		2,631
Prepaid expenses		22
Other receivables		259
Total assets		13,016,867
Liabilities
Payable for investments purchased	$311,570
Payable for fund shares redeemed	8,030
Accrued management fee	7,505
Other affiliated payables	1,568
Other payables and accrued expenses	297
Collateral on securities loaned, at value	704,513
Total liabilities		1,033,483
Net Assets		$11,983,384
Net Assets consist of:
Paid in capital		$10,560,184
Accumulated net investment loss		(7,652)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		28,433
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,402,419
Net Assets		$11,983,384
OTC:
Net Asset Value, offering price and redemption price per share ($8,742,384 ÷ 120,065 shares)		$72.81
Class K:
Net Asset Value, offering price and redemption price per share ($3,241,000 ÷ 44,041 shares)		$73.59

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$39,295
Income from Fidelity Central Funds (including $11,486 from security lending)		11,507
Total income		50,802
Expenses
Management fee
Basic fee	$38,705
Performance adjustment	10,143
Transfer agent fees	8,494
Accounting and security lending fees	766
Custodian fees and expenses	230
Independent trustees' compensation	29
Registration fees	113
Audit	53
Legal	34
Interest	14
Miscellaneous	38
Total expenses before reductions	58,619
Expense reductions	(300)	58,319
Net investment income (loss)		(7,517)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	167,693
Other affiliated issuers	21,516
Foreign currency transactions	(7)
Total net realized gain (loss)		189,202
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,746,920)
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		(1,746,921)
Net gain (loss)		(1,557,719)
Net increase (decrease) in net assets resulting from operations		$(1,565,236)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(7,517)	$(11,952)
Net realized gain (loss)	189,202	1,282,162
Change in net unrealized appreciation (depreciation)	(1,746,921)	1,068,362
Net increase (decrease) in net assets resulting from operations	(1,565,236)	2,338,572
Distributions to shareholders from net realized gain	(704,905)	(1,408,892)
Share transactions - net increase (decrease)	706,677	1,841,344
Total increase (decrease) in net assets	(1,563,464)	2,771,024
Net Assets
Beginning of period	13,546,848	10,775,824
End of period (including accumulated net investment loss of $7,652 and accumulated net investment loss of $135, respectively)	$11,983,384	$13,546,848

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity OTC Portfolio

	Six months ended (Unaudited)	Years ended July 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$86.98	$81.23	$78.98	$57.53	$59.28	$45.00
Income from Investment Operations
Net investment income (loss)A	(.06)	(.11)	(.06)	.36B	(.08)C	(.27)
Net realized and unrealized gain (loss)	(9.60)	16.14	12.78	21.37	(1.67)	14.55
Total from investment operations	(9.66)	16.03	12.72	21.73	(1.75)	14.28
Distributions from net investment income	–	–	(.05)	(.28)	–	–
Distributions from net realized gain	(4.51)	(10.28)	(10.42)	–	–	–
Total distributions	(4.51)	(10.28)	(10.47)	(.28)	–	–
Net asset value, end of period	$72.81	$86.98	$81.23	$78.98	$57.53	$59.28
Total ReturnD,E	(11.46)%	21.34%	17.96%	37.93%	(2.95)%	31.73%
Ratios to Average Net AssetsF,G
Expenses before reductions	.94%H	.83%	.77%	.76%	.91%	.94%
Expenses net of fee waivers, if any	.94%H	.83%	.77%	.76%	.91%	.94%
Expenses net of all reductions	.94%H	.83%	.76%	.74%	.90%	.92%
Net investment income (loss)	(.15)%H	(.13)%	(.08)%	.55%B	(.14)%C	(.49)%
Supplemental Data
Net assets, end of period (in millions)	$8,742	$9,710	$7,870	$6,693	$5,499	$6,374
Portfolio turnover rateI	69%H,J	66%J	106%	116%	149%	158%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.20) %.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity OTC Portfolio Class K

	Six months ended (Unaudited)	Years ended July 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$87.87	$81.96	$79.60	$57.94	$59.61	$45.19
Income from Investment Operations
Net investment income (loss)A	(.01)	(.01)	.04	.45B	–C,D	(.19)
Net realized and unrealized gain (loss)	(9.70)	16.29	12.87	21.53	(1.67)	14.61
Total from investment operations	(9.71)	16.28	12.91	21.98	(1.67)	14.42
Distributions from net investment income	–	–	(.10)	(.32)	–	–
Distributions from net realized gain	(4.57)	(10.37)	(10.46)	–	–	–
Total distributions	(4.57)	(10.37)	(10.55)E	(.32)	–	–
Net asset value, end of period	$73.59	$87.87	$81.96	$79.60	$57.94	$59.61
Total ReturnF,G	(11.41)%	21.49%	18.10%	38.11%	(2.80)%	31.91%
Ratios to Average Net AssetsH,I
Expenses before reductions	.82%J	.72%	.65%	.62%	.77%	.80%
Expenses net of fee waivers, if any	.82%J	.72%	.65%	.62%	.77%	.80%
Expenses net of all reductions	.82%J	.71%	.64%	.60%	.76%	.78%
Net investment income (loss)	(.03)%J	(.02)%	.05%	.69%B	- %C,K	(.35)%
Supplemental Data
Net assets, end of period (in millions)	$3,241	$3,836	$2,906	$2,260	$1,644	$1,363
Portfolio turnover rateL	69%J,M	66%M	106%	116%	149%	158%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06) %.

 D Amount represents less than $.005 per share.

 E Total distributions of $10.55 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $10.456 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount represents less than .005%.

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity OTC Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers OTC and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/16 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$428,844	Discount cash flow	Discount rate	8.0%	Decrease
			Discount for lack of marketability	20.0%	Decrease
			Growth rate	2.5% - 3.0% / 2.5%	Increase
			Weighted average cost of capital	11.5% - 40.0% / 14.7%	Decrease
		Last transaction price	Transaction price	$1.53 - $89.00 / $30.32	Increase
		Market comparable	EV/Sales multiple	1.2 – 11.1 / 3.3	Increase
			Discount rate	3.0% - 50.0% / 17.5%	Decrease
			Discount for lack of marketability	10.0% - 30.0% / 19.9%	Decrease
			Premium rate	10.0% - 86.4% / 26.6%	Increase
			EV/GP multiple	4.2	Increase
		Proposed transactions price	Transaction price	$8.00 - $50.19 / $46.72	Increase
			Discount rate	10.0%	Decrease
			Index movement	30.2%	Increase
		Proxy adjustment	Proxy movement	39.0% - 40.3% / 39.4%	Increase
		Replacement cost	Liquidity preference	$8.34	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016, including information on transfers between Levels 1 and 2 , as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in-kind, foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$3,197,874
Gross unrealized depreciation	(1,846,819)
Net unrealized appreciation (depreciation) on securities	$1,351,055
Tax cost	$11,370,295

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $4,554,570 and $4,443,603, respectively.

Redemptions In-Kind. During the period, 1,292 shares of the Fund held by an unaffiliated entity were redeemed in-kind for cash and investments with a value of $104,098. The net realized gain of $41,724 on investments delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of OTC as compared to its benchmark index, the Nasdaq Composite Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .76% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of OTC. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
OTC	$7,639.16
Class K	855.05
	$8,494

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $93 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$19,193.52%		$14

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $36,876. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $1,352 from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $5,043. The weighted average interest rate was .64%. The interest expense amounted to less than five hundred dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $251 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $49.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net realized gain
OTC	$505,475	$1,012,327
Class K	199,430	396,565
Total	$704,905	$1,408,892

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
OTC
Shares sold	14,519	22,946	$1,162,995	$1,893,100
Reinvestment of distributions	6,240	12,406	491,074	985,025
Shares redeemed	(12,328)	(20,601)	(971,846)	(1,665,615)
Net increase (decrease)	8,431	14,751	$682,223	$1,212,510
Class K
Shares sold	6,792	16,984	$546,527	$1,383,593
Reinvestment of distributions	2,509	4,953	199,430	396,565
Shares redeemed	(8,920)(a)	(13,732)(b)	(721,503)(a)	(1,151,324)(b)
Net increase (decrease)	381	8,205	$24,454	$628,834

 (a)  Amount includes in-kind redemptions (see Note 4: Redemptions In-Kind).

 (b) Amount includes in-kind redemptions.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
OTC	.94%
Actual		$1,000.00	$885.40	$4.45
Hypothetical-C		$1,000.00	$1,020.41	$4.77
Class K	.82%
Actual		$1,000.00	$885.90	$3.89
Hypothetical-C		$1,000.00	$1,021.01	$4.17

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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OTC-K-SANN-0316
1.863325.107

Fidelity® Growth & Income Portfolio Semi-Annual Report January 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.0	4.4
Microsoft Corp.(a)	3.6	2.9
General Electric Co.(a)	3.5	3.3
Apple, Inc.	2.9	3.5
Bank of America Corp.	2.8	2.7
Procter & Gamble Co.	2.5	2.0
Chevron Corp.	2.3	1.8
Johnson & Johnson	2.3	1.8
Citigroup, Inc.	2.3	2.8
Target Corp.(a)	2.0	2.2
	28.2

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.2	21.8
Financials	21.0	22.9
Industrials	12.8	12.7
Health Care	12.6	10.8
Energy	10.1	8.5

Asset Allocation (% of fund's net assets)

As of January 31, 2016*,**
Stocks	98.8%
Convertible Securities	1.2%

 * Foreign investments - 12.0%

 ** Written options - (0.0)%

As of July 31, 2015*,**
Stocks	98.8%
Convertible Securities	1.0%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 11.9%

 ** Written options - (0.0)%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.1%
Automobiles - 0.1%
General Motors Co.	106,900	$3,169
Harley-Davidson, Inc.	95,600	3,824
		6,993
Diversified Consumer Services - 0.2%
ServiceMaster Global Holdings, Inc. (a)	288,900	12,194
Hotels, Restaurants & Leisure - 0.9%
Cedar Fair LP (depositary unit)	6,000	325
Dunkin' Brands Group, Inc.	187,000	7,360
Las Vegas Sands Corp.	289,000	13,034
Yum! Brands, Inc.	453,944	32,852
		53,571
Household Durables - 0.1%
Tupperware Brands Corp.	178,500	8,288
Leisure Products - 0.2%
Mattel, Inc.	201,900	5,570
NJOY, Inc. (a)(b)	671,365	86
Polaris Industries, Inc.	69,900	5,161
		10,817
Media - 4.5%
Comcast Corp. Class A	1,821,000	101,448
Scripps Networks Interactive, Inc. Class A	583,889	35,600
Sinclair Broadcast Group, Inc. Class A	385,061	12,707
Time Warner, Inc.	1,075,017	75,724
Viacom, Inc. Class B (non-vtg.)	792,300	36,161
		261,640
Multiline Retail - 2.0%
Dillard's, Inc. Class A	19,100	1,345
Target Corp. (c)	1,577,275	114,226
		115,571
Specialty Retail - 1.1%
Lowe's Companies, Inc. (c)	875,979	62,773

TOTAL CONSUMER DISCRETIONARY		531,847

CONSUMER STAPLES - 8.4%
Beverages - 2.9%
Britvic PLC	175,700	1,814
Diageo PLC	1,118,799	30,120
PepsiCo, Inc.	301,614	29,950
The Coca-Cola Co.	2,579,603	110,717
		172,601
Food & Staples Retailing - 1.0%
CVS Health Corp.	410,704	39,670
Walgreens Boots Alliance, Inc.	249,684	19,905
		59,575
Food Products - 0.2%
Mead Johnson Nutrition Co. Class A	118,700	8,605
Household Products - 2.5%
Procter & Gamble Co.	1,806,815	147,599
Personal Products - 0.1%
Edgewell Personal Care Co. (a)	47,800	3,538
Estee Lauder Companies, Inc. Class A	7,200	614
		4,152
Tobacco - 1.7%
British American Tobacco PLC sponsored ADR	291,023	32,306
Imperial Tobacco Group PLC	177,740	9,624
Philip Morris International, Inc.	673,171	60,592
		102,522

TOTAL CONSUMER STAPLES		495,054

ENERGY - 10.0%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	255,800	11,130
Helmerich & Payne, Inc.	126,400	6,421
National Oilwell Varco, Inc.	396,800	12,912
Oceaneering International, Inc.	654,000	22,138
Schlumberger Ltd.	265,732	19,204
		71,805
Oil, Gas & Consumable Fuels - 8.8%
Apache Corp.	1,177,968	50,111
Cabot Oil & Gas Corp.	110,700	2,297
Cenovus Energy, Inc.	1,031,400	12,708
Chevron Corp.	1,588,696	137,375
ConocoPhillips Co.	731,800	28,599
Energy Transfer Equity LP	554,600	4,814
EQT Midstream Partners LP	91,802	6,249
Golar LNG Ltd.	559,200	10,412
Imperial Oil Ltd.	1,448,300	44,403
Kinder Morgan, Inc.	1,690,100	27,802
Legacy Reserves LP	1,050,368	1,376
MPLX LP	496,947	15,291
PrairieSky Royalty Ltd. (d)	690,973	9,835
Suncor Energy, Inc.	3,305,750	78,296
The Williams Companies, Inc.	2,144,272	41,384
Williams Partners LP	2,064,285	45,456
		516,408

TOTAL ENERGY		588,213

FINANCIALS - 21.0%
Banks - 14.1%
Bank of America Corp.	11,439,956	161,761
Citigroup, Inc.	3,169,630	134,963
Comerica, Inc.	601,200	20,621
Commerce Bancshares, Inc.	180,415	7,420
Fifth Third Bancorp	471,500	7,450
JPMorgan Chase & Co.	3,920,192	233,248
Lloyds Banking Group PLC	2,027,500	1,899
M&T Bank Corp.	222,300	24,493
PNC Financial Services Group, Inc.	372,354	32,264
Regions Financial Corp.	3,778,700	30,683
Standard Chartered PLC (United Kingdom)	1,791,655	12,087
SunTrust Banks, Inc.	1,632,066	59,701
U.S. Bancorp	1,850,773	74,142
Wells Fargo & Co.	611,141	30,698
		831,430
Capital Markets - 5.1%
Apollo Global Management LLC Class A	482,300	6,550
Ashmore Group PLC (d)	787,300	2,476
Charles Schwab Corp.	1,320,743	33,719
Franklin Resources, Inc.	226,700	7,857
Invesco Ltd.	524,900	15,710
KKR & Co. LP	2,392,343	32,608
Morgan Stanley	1,478,197	38,256
Northern Trust Corp.	796,264	49,432
Oaktree Capital Group LLC Class A	258,700	11,321
PJT Partners, Inc. (a)	954	25
State Street Corp.	1,508,427	84,065
T. Rowe Price Group, Inc.	7,300	518
The Blackstone Group LP	657,500	17,273
		299,810
Diversified Financial Services - 0.2%
McGraw Hill Financial, Inc.	131,200	11,155
Insurance - 1.0%
Chubb Ltd.	39,200	4,432
Marsh & McLennan Companies, Inc.	369,846	19,724
MetLife, Inc.	435,140	19,429
Principal Financial Group, Inc.	371,400	14,113
Willis Group Holdings PLC	15,400	1,763
		59,461
Real Estate Investment Trusts - 0.4%
American Tower Corp.	84,700	7,991
Crown Castle International Corp.	84,900	7,318
First Potomac Realty Trust	57,018	558
Sabra Health Care REIT, Inc.	223,000	4,094
		19,961
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	1,052,168	10,585

TOTAL FINANCIALS		1,232,402

HEALTH CARE - 11.8%
Biotechnology - 1.9%
AbbVie, Inc.	580,500	31,869
Amgen, Inc. (c)	266,403	40,688
Biogen, Inc. (a)	113,800	31,074
Celgene Corp. (a)	52,600	5,277
Intercept Pharmaceuticals, Inc. (a)	39,826	4,231
		113,139
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	673,804	25,503
Ansell Ltd.	396,877	5,704
Medtronic PLC	868,230	65,916
Zimmer Biomet Holdings, Inc.	281,910	27,982
		125,105
Health Care Providers & Services - 1.1%
McKesson Corp.	311,787	50,191
Patterson Companies, Inc.	296,870	12,605
		62,796
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	381,200	14,352
Pharmaceuticals - 6.5%
Astellas Pharma, Inc.	453,600	6,281
Bristol-Myers Squibb Co.	190,900	11,866
GlaxoSmithKline PLC sponsored ADR	2,375,122	98,069
Innoviva, Inc.	289,100	2,897
Johnson & Johnson	1,300,569	135,831
Novartis AG sponsored ADR	6,744	526
Sanofi SA	166,837	13,874
Shire PLC sponsored ADR (d)	121,600	20,465
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,481,320	91,072
		380,881

TOTAL HEALTH CARE		696,273

INDUSTRIALS - 12.7%
Aerospace & Defense - 2.1%
Meggitt PLC	330,468	1,719
Rolls-Royce Group PLC	1,095,600	8,715
The Boeing Co.	590,989	70,996
United Technologies Corp.	465,282	40,801
		122,231
Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc.	341,500	22,119
PostNL NV (a)	4,588,400	16,698
United Parcel Service, Inc. Class B	892,004	83,135
		121,952
Airlines - 0.2%
Copa Holdings SA Class A	265,854	12,522
Building Products - 0.2%
Lennox International, Inc.	80,700	9,669
Commercial Services & Supplies - 0.3%
ADT Corp. (d)	661,510	19,567
Electrical Equipment - 0.9%
Eaton Corp. PLC	238,000	12,021
Emerson Electric Co.	560,200	25,758
Hubbell, Inc. Class B	196,639	17,782
		55,561
Industrial Conglomerates - 3.5%
General Electric Co. (c)	7,176,480	208,836
Machinery - 0.7%
CLARCOR, Inc.	25,400	1,190
Cummins, Inc.	22,500	2,023
Deere & Co. (d)	192,900	14,855
Donaldson Co., Inc.	311,900	8,789
IMI PLC	206,300	2,382
Pentair PLC	43,800	2,064
Wabtec Corp.	46,100	2,948
Xylem, Inc.	157,600	5,666
		39,917
Professional Services - 0.1%
Nielsen Holdings PLC	110,400	5,317
Road & Rail - 2.1%
CSX Corp.	1,854,620	42,693
J.B. Hunt Transport Services, Inc.	528,040	38,389
Kansas City Southern	244,500	17,330
Norfolk Southern Corp.	210,899	14,868
Union Pacific Corp.	131,000	9,432
		122,712
Trading Companies & Distributors - 0.5%
MSC Industrial Direct Co., Inc. Class A	67,100	4,349
W.W. Grainger, Inc. (d)	18,100	3,560
Watsco, Inc.	190,392	22,125
		30,034

TOTAL INDUSTRIALS		748,318

INFORMATION TECHNOLOGY - 21.0%
Communications Equipment - 3.2%
Cisco Systems, Inc. (c)	3,284,352	78,135
Qualcomm, Inc.	2,415,446	109,516
		187,651
Internet Software & Services - 3.5%
Alphabet, Inc.:
Class A	144,007	109,640
Class C	123,346	91,640
Yahoo!, Inc. (a)	245,195	7,236
		208,516
IT Services - 5.3%
First Data Corp.	1,631,010	20,716
First Data Corp. Class A (a)	80,900	1,082
IBM Corp.	460,204	57,429
MasterCard, Inc. Class A (c)	682,700	60,781
Paychex, Inc.	1,486,052	71,122
Unisys Corp. (a)	973,600	9,561
Visa, Inc. Class A	1,191,384	88,746
		309,437
Semiconductors & Semiconductor Equipment - 0.5%
Marvell Technology Group Ltd.	292,300	2,587
Maxim Integrated Products, Inc.	552,000	18,437
Xilinx, Inc.	164,300	8,259
		29,283
Software - 4.3%
Microsoft Corp. (c)	3,792,999	208,956
Oracle Corp.	1,123,353	40,789
		249,745
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	1,784,494	173,703
EMC Corp.	2,598,100	64,355
HP, Inc.	59,800	581
Western Digital Corp.	208,700	10,013
		248,652

TOTAL INFORMATION TECHNOLOGY		1,233,284

MATERIALS - 3.1%
Chemicals - 2.7%
CF Industries Holdings, Inc.	362,400	10,872
E.I. du Pont de Nemours & Co.	322,146	16,996
LyondellBasell Industries NV Class A	186,300	14,526
Monsanto Co.	749,415	67,897
Potash Corp. of Saskatchewan, Inc.	1,266,200	20,644
Syngenta AG (Switzerland)	79,559	29,295
		160,230
Containers & Packaging - 0.4%
Ball Corp.	65,300	4,364
International Paper Co.	27,400	937
Packaging Corp. of America	114,400	5,815
WestRock Co.	357,700	12,620
		23,736

TOTAL MATERIALS		183,966

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc. (c)	1,243,374	62,131
UTILITIES - 0.6%
Electric Utilities - 0.6%
Exelon Corp.	1,056,600	31,244
PPL Corp.	77,500	2,717
		33,961
Multi-Utilities - 0.0%
Sempra Energy	33,600	3,184

TOTAL UTILITIES		37,145

TOTAL COMMON STOCKS
(Cost $5,739,188)		5,808,633

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.9%
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.8%
Alere, Inc. 3.00% (a)	182,843	47,027
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25% (a)	83,400	7,586

TOTAL CONVERTIBLE PREFERRED STOCKS		54,613

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC (C Shares) (a)	32,482,080	46
TOTAL PREFERRED STOCKS
(Cost $53,077)		54,659
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Tesla Motors, Inc. 1.25% 3/1/21	3,470	2,789
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc.:
5% 10/15/18 (b)	3,094	2,655
9.5% 4/15/19 (e)	5,075	4,304
Peabody Energy Corp. 4.75% 12/15/41	7,660	230
		7,189
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
Twitter, Inc. 0.25% 9/15/19	10,230	8,747
TOTAL CONVERTIBLE BONDS
(Cost $26,246)		18,725
	Shares	Value (000s)

Money Market Funds - 0.9%
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)
(Cost $52,906)	52,906,401	52,906
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $5,871,417)		5,934,923
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(53,661)
NET ASSETS - 100%		$5,881,262

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
Amgen, Inc.	2/19/16 - $165.00	675	$116	$(21)
Cisco Systems, Inc.	3/18/16 - $29.00	3,868	159	(4)
General Electric Co.	3/18/16 - $33.00	11,857	250	(24)
Lowe's Companies, Inc.	4/15/16 - $85.00	8,498	723	(72)
MasterCard, Inc. Class A	2/19/16 - $100.00	1,733	80	(9)
Microsoft Corp.	3/18/16 - $60.00	5,823	473	(131)
Target Corp.	2/19/16 - $77.50	2,402	180	(12)
Verizon Communications, Inc.	3/18/16 - $48.00	2,296	108	(576)
TOTAL WRITTEN OPTIONS			$2,089	$(849)

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,741,000 or 0.0% of net assets.

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $191,288,000.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,304,000 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 5% 10/15/18	10/16/13 - 10/15/15	$3,094
NJOY, Inc.	2/14/14	$1,164

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$5
Fidelity Securities Lending Cash Central Fund	283
Total	$288

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$531,847	$531,761	$--	$86
Consumer Staples	495,054	453,496	41,558	--
Energy	588,213	588,213	--	--
Financials	1,232,402	1,215,940	16,462	--
Health Care	743,300	717,441	25,859	--
Industrials	755,950	718,850	37,100	--
Information Technology	1,233,284	1,212,568	20,716	--
Materials	183,966	154,671	29,295	--
Telecommunication Services	62,131	62,131	--	--
Utilities	37,145	37,145	--	--
Corporate Bonds	18,725	--	18,725	--
Money Market Funds	52,906	52,906	--	--
Total Investments in Securities:	$5,934,923	$5,745,122	$189,715	$86
Derivative Instruments:
Liabilities
Written Options	$(849)	$(849)	$--	$--
Total Liabilities	$(849)	$(849)	$--	$--
Total Derivative Instruments:	$(849)	$(849)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$119,518
Level 2 to Level 1	$0

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Written Options(a)	$0	$(849)
Total Equity Risk	$0	$(849)
Total Value of Derivatives	$0	$(849)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.0%
United Kingdom	3.4%
Canada	2.8%
Israel	1.6%
Ireland	1.3%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $52,808) — See accompanying schedule: Unaffiliated issuers (cost $5,818,511)	$5,882,017
Fidelity Central Funds (cost $52,906)	52,906
Total Investments (cost $5,871,417)		$5,934,923
Receivable for investments sold		36,912
Receivable for fund shares sold		968
Dividends receivable		8,127
Interest receivable		256
Distributions receivable from Fidelity Central Funds		68
Prepaid expenses		13
Other receivables		674
Total assets		5,981,941
Liabilities
Payable to custodian bank	$2,084
Payable for investments purchased	37,211
Payable for fund shares redeemed	3,790
Accrued management fee	2,187
Written options, at value (premium received $2,089)	849
Other affiliated payables	926
Other payables and accrued expenses	726
Collateral on securities loaned, at value	52,906
Total liabilities		100,679
Net Assets		$5,881,262
Net Assets consist of:
Paid in capital		$8,273,423
Distributions in excess of net investment income		(8,950)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,447,891)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		64,680
Net Assets		$5,881,262
Growth and Income:
Net Asset Value, offering price and redemption price per share ($5,139,689 ÷ 190,272 shares)		$27.01
Class K:
Net Asset Value, offering price and redemption price per share ($741,573 ÷ 27,477 shares)		$26.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$83,521
Interest		668
Income from Fidelity Central Funds		288
Total income		84,477
Expenses
Management fee	$14,673
Transfer agent fees	5,088
Accounting and security lending fees	577
Custodian fees and expenses	84
Independent trustees' compensation	15
Registration fees	28
Audit	45
Legal	24
Interest	7
Miscellaneous	20
Total expenses before reductions	20,561
Expense reductions	(68)	20,493
Net investment income (loss)		63,984
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	231,502
Foreign currency transactions	(126)
Written options	186
Total net realized gain (loss)		231,562
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,115,546)
Assets and liabilities in foreign currencies	(36)
Written options	1,240
Total change in net unrealized appreciation (depreciation)		(1,114,342)
Net gain (loss)		(882,780)
Net increase (decrease) in net assets resulting from operations		$(818,796)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$63,984	$140,160
Net realized gain (loss)	231,562	743,260
Change in net unrealized appreciation (depreciation)	(1,114,342)	(281,519)
Net increase (decrease) in net assets resulting from operations	(818,796)	601,901
Distributions to shareholders from net investment income	(72,212)	(135,475)
Distributions to shareholders from net realized gain	(2,644)	–
Total distributions	(74,856)	(135,475)
Share transactions - net increase (decrease)	(649,281)	(551,906)
Total increase (decrease) in net assets	(1,542,933)	(85,480)
Net Assets
Beginning of period	7,424,195	7,509,675
End of period (including distributions in excess of net investment income of $8,950 and distributions in excess of net investment income of $722, respectively)	$5,881,262	$7,424,195

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Growth & Income Portfolio

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$30.85	$29.02	$25.66	$20.13	$18.58	$15.75
Income from Investment Operations
Net investment income (loss)A	.28	.55	.51	.46	.36	.20
Net realized and unrealized gain (loss)	(3.79)	1.82B	3.35	5.54	1.55	2.82
Total from investment operations	(3.51)	2.37	3.86	6.00	1.91	3.02
Distributions from net investment income	(.32)	(.54)	(.50)	(.44)	(.35)	(.19)
Distributions from net realized gain	(.01)	–	(.01)	(.03)	(.01)	–
Total distributions	(.33)	(.54)	(.50)C	(.47)	(.36)	(.19)
Net asset value, end of period	$27.01	$30.85	$29.02	$25.66	$20.13	$18.58
Total ReturnD,E	(11.41)%	8.23%B	15.16%	30.15%	10.45%	19.16%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.64%	.65%	.68%	.71%	.72%
Expenses net of fee waivers, if any	.64%H	.63%	.65%	.68%	.71%	.72%
Expenses net of all reductions	.64%H	.63%	.65%	.67%	.71%	.71%
Net investment income (loss)	1.94%H	1.83%	1.86%	2.04%	1.95%	1.09%
Supplemental Data
Net assets, end of period (in millions)	$5,140	$6,563	$6,550	$6,060	$4,863	$5,052
Portfolio turnover rateI	35%H	35%	41%J	49%	62%	129%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 8.03%.

 C Total distributions of $.50 per share is comprised of distributions from net investment income of $.495 and distributions from net realized gain of $.006 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Growth & Income Portfolio Class K

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$30.82	$29.00	$25.64	$20.12	$18.57	$15.74
Income from Investment Operations
Net investment income (loss)A	.30	.59	.54	.50	.40	.23
Net realized and unrealized gain (loss)	(3.78)	1.81B	3.36	5.52	1.54	2.82
Total from investment operations	(3.48)	2.40	3.90	6.02	1.94	3.05
Distributions from net investment income	(.34)	(.58)	(.53)	(.47)	(.38)	(.22)
Distributions from net realized gain	(.01)	–	(.01)	(.03)	(.01)	–
Total distributions	(.35)	(.58)	(.54)	(.50)	(.39)	(.22)
Net asset value, end of period	$26.99	$30.82	$29.00	$25.64	$20.12	$18.57
Total ReturnC,D	(11.33)%	8.34%B	15.32%	30.28%	10.66%	19.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%G	.52%	.52%	.53%	.54%	.54%
Expenses net of fee waivers, if any	.52%G	.52%	.52%	.53%	.54%	.54%
Expenses net of all reductions	.52%G	.52%	.52%	.52%	.54%	.53%
Net investment income (loss)	2.06%G	1.95%	1.99%	2.19%	2.13%	1.27%
Supplemental Data
Net assets, end of period (in millions)	$742	$862	$960	$1,016	$752	$403
Portfolio turnover rateH	35%G	35%	41%I	49%	62%	129%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 8.14%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth & Income Portfolio (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth & Income, and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred trustees compensation, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$783,648
Gross unrealized depreciation	(733,263)
Net unrealized appreciation (depreciation) on securities	$50,385
Tax cost	$5,884,538

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(2,680,247)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options."

During the period, the Fund recognized net realized gain (loss) of $186 and a change in net unrealized appreciation (depreciation) of $1,240 related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	–	$–
Options Opened	41	2,275
Options Exercised	–	–
Options Closed	–	–
Options Expired	(4)	(186)
Outstanding at end of period	37	$2,089

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,141,475 and $1,796,761, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth & Income, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth and Income	$4,901.17
Class K	187.05
	$5,088

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $27 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,789.40%		$5

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $71.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $283. During the period, there were no securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $5,281. The weighted average interest rate was .68%. The interest expense amounted to $2 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $45 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $23.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Growth and Income	$62,788	$117,218
Class K	9,424	18,257
Total	$72,212	$135,475
From net realized gain
Growth and Income	$2,314	$–
Class K	330	–
Total	$2,644	$–

12. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Growth and Income
Shares sold	2,811	12,118	$80,462	$365,420
Reinvestment of distributions	2,203	3,750	62,034	111,890
Shares redeemed	(27,486)	(28,824)	(777,051)	(872,624)
Net increase (decrease)	(22,472)	(12,956)	$(634,555)	$(395,314)
Class K
Shares sold	2,132	4,866	$60,021	$146,512
Reinvestment of distributions	347	612	9,754	18,257
Shares redeemed	(2,955)	(10,609)	(84,501)	(321,361)
Net increase (decrease)	(476)	(5,131)	$(14,726)	$(156,592)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Growth and Income	.64%
Actual		$1,000.00	$885.90	$3.03
Hypothetical-C		$1,000.00	$1,021.92	$3.25
Class K	.52%
Actual		$1,000.00	$886.70	$2.47
Hypothetical-C		$1,000.00	$1,022.52	$2.64

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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GAI-SANN-0316
1.700483.119

Fidelity® Blue Chip Value Fund Semi-Annual Report January 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Teva Pharmaceutical Industries Ltd. sponsored ADR	4.3	4.5
EMC Corp.	4.1	2.6
Wells Fargo & Co.	3.5	3.4
JPMorgan Chase & Co.	3.5	3.6
Berkshire Hathaway, Inc. Class B	3.5	3.1
Johnson & Johnson	3.4	3.2
Alphabet, Inc. Class A	3.1	3.0
Oracle Corp.	2.9	3.3
SanDisk Corp.	2.6	0.0
Allergan PLC	2.4	0.0
	33.3

Top Five Market Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.6	27.0
Information Technology	21.1	18.9
Health Care	17.0	14.8
Consumer Discretionary	10.9	10.1
Energy	9.5	7.6

Asset Allocation (% of fund's net assets)

As of January 31, 2016 *
Stocks	99.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 21.7%

As of July 31, 2015*
Stocks	90.9%
Short-Term Investments and Net Other Assets (Liabilities)	9.1%

 * Foreign investments - 18.6%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 10.9%
Media - 10.0%
Cablevision Systems Corp. - NY Group Class A	96,400	$3,076,124
CBS Corp. Class B	181,800	8,635,500
Starz Series A (a)	167,900	4,773,397
Time Warner Cable, Inc.	65,300	11,885,253
Twenty-First Century Fox, Inc. Class A	324,500	8,751,765
Viacom, Inc. Class B (non-vtg.)	249,400	11,382,616
		48,504,655
Specialty Retail - 0.9%
GNC Holdings, Inc.	162,300	4,546,023

TOTAL CONSUMER DISCRETIONARY		53,050,678

CONSUMER STAPLES - 3.7%
Beverages - 1.6%
C&C Group PLC	2,046,814	7,963,711
Food & Staples Retailing - 2.1%
Rite Aid Corp. (a)	660,300	5,143,737
Safeway, Inc.:
rights	48,800	0
rights	48,800	8,784
Wal-Mart Stores, Inc.	76,100	5,049,996
		10,202,517

TOTAL CONSUMER STAPLES		18,166,228

ENERGY - 9.5%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	212,800	9,258,928
BW Offshore Ltd.	7,014,500	1,725,380
		10,984,308
Oil, Gas & Consumable Fuels - 7.3%
Chevron Corp.	128,235	11,088,480
Exxon Mobil Corp.	54,700	4,258,395
Phillips 66 Co.	63,400	5,081,510
Suncor Energy, Inc.	293,100	6,942,007
Teekay Corp.	596,700	4,087,395
Teekay LNG Partners LP	168,496	1,941,074
Teekay Offshore Partners LP	431,175	1,948,911
		35,347,772

TOTAL ENERGY		46,332,080

FINANCIALS - 25.6%
Banks - 8.8%
JPMorgan Chase & Co.	283,416	16,863,252
U.S. Bancorp	218,797	8,765,008
Wells Fargo & Co.	341,098	17,133,353
		42,761,613
Capital Markets - 0.7%
Goldman Sachs Group, Inc.	22,700	3,667,412
Consumer Finance - 2.8%
Capital One Financial Corp.	100,133	6,570,727
Discover Financial Services	153,700	7,037,923
		13,608,650
Diversified Financial Services - 3.5%
Berkshire Hathaway, Inc. Class B (a)	129,600	16,818,192
Insurance - 7.0%
Allstate Corp.	118,700	7,193,220
Chubb Ltd.	73,400	8,299,338
Prudential PLC	462,037	9,077,264
The Travelers Companies, Inc.	87,600	9,376,704
		33,946,526
Real Estate Investment Trusts - 2.8%
American Capital Agency Corp.	308,600	5,267,802
Annaly Capital Management, Inc.	879,400	8,354,300
		13,622,102

TOTAL FINANCIALS		124,424,495

HEALTH CARE - 17.0%
Biotechnology - 2.2%
Amgen, Inc.	65,600	10,019,088
Dyax Corp. rights 12/31/19	236,600	662,480
		10,681,568
Health Care Providers & Services - 3.1%
Cigna Corp.	66,800	8,924,480
Express Scripts Holding Co. (a)	81,400	5,850,218
		14,774,698
Pharmaceuticals - 11.7%
Allergan PLC (a)	41,900	11,917,617
Johnson & Johnson	159,400	16,647,736
Sanofi SA sponsored ADR	185,400	7,720,056
Teva Pharmaceutical Industries Ltd. sponsored ADR	337,300	20,737,206
		57,022,615

TOTAL HEALTH CARE		82,478,881

INDUSTRIALS - 5.2%
Aerospace & Defense - 0.9%
United Technologies Corp.	50,600	4,437,114
Machinery - 2.1%
Deere & Co. (b)	130,700	10,065,207
Professional Services - 1.4%
Dun & Bradstreet Corp.	68,400	6,731,928
Trading Companies & Distributors - 0.8%
AerCap Holdings NV (a)	125,200	3,844,892

TOTAL INDUSTRIALS		25,079,141

INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 3.4%
Cisco Systems, Inc.	322,585	7,674,297
Harris Corp.	101,200	8,801,364
		16,475,661
Internet Software & Services - 3.1%
Alphabet, Inc. Class A	19,600	14,922,460
IT Services - 1.3%
The Western Union Co.	351,800	6,276,112
Software - 3.4%
Oracle Corp.	385,200	13,986,612
VMware, Inc. Class A (a)	52,800	2,415,600
		16,402,212
Technology Hardware, Storage & Peripherals - 9.9%
Apple, Inc.	56,900	5,538,646
EMC Corp.	800,500	19,828,385
Samsung Electronics Co. Ltd.	10,882	10,447,563
SanDisk Corp.	177,000	12,513,900
		48,328,494

TOTAL INFORMATION TECHNOLOGY		102,404,939

MATERIALS - 4.2%
Chemicals - 4.2%
CF Industries Holdings, Inc.	355,500	10,665,000
LyondellBasell Industries NV Class A	121,200	9,449,964
		20,114,964
UTILITIES - 1.9%
Electric Utilities - 1.7%
Exelon Corp.	280,100	8,282,557
Independent Power and Renewable Electricity Producers - 0.2%
Vivint Solar, Inc. (a)(b)	137,969	1,145,143

TOTAL UTILITIES		9,427,700

TOTAL COMMON STOCKS
(Cost $507,252,356)		481,479,106

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 0.38% (c)	13,985,938	13,985,938
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	10,574,850	10,574,850
TOTAL MONEY MARKET FUNDS
(Cost $24,560,788)		24,560,788
TOTAL INVESTMENT PORTFOLIO - 104.2%
(Cost $531,813,144)		506,039,894
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(20,301,862)
NET ASSETS - 100%		$485,738,032

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,243
Fidelity Securities Lending Cash Central Fund	18,447
Total	$48,690

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$53,050,678	$53,050,678	$--	$--
Consumer Staples	18,166,228	10,193,733	7,963,711	8,784
Energy	46,332,080	44,606,700	1,725,380	--
Financials	124,424,495	115,347,231	9,077,264	--
Health Care	82,478,881	81,816,401	--	662,480
Industrials	25,079,141	25,079,141	--	--
Information Technology	102,404,939	91,957,376	10,447,563	--
Materials	20,114,964	20,114,964	--	--
Utilities	9,427,700	9,427,700	--	--
Money Market Funds	24,560,788	24,560,788	--	--
Total Investments in Securities:	$506,039,894	$476,154,712	$29,213,918	$671,264

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$20,096,935
Level 2 to Level 1	$0

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.3%
Israel	4.3%
Ireland	4.0%
Netherlands	2.8%
Korea (South)	2.1%
United Kingdom	1.9%
Switzerland	1.7%
Marshall Islands	1.6%
France	1.6%
Canada	1.4%
Others (Individually Less Than 1%)	0.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,614,780) — See accompanying schedule: Unaffiliated issuers (cost $507,252,356)	$481,479,106
Fidelity Central Funds (cost $24,560,788)	24,560,788
Total Investments (cost $531,813,144)		$506,039,894
Receivable for investments sold		4,906,558
Receivable for fund shares sold		1,255,281
Dividends receivable		529,058
Distributions receivable from Fidelity Central Funds		11,001
Prepaid expenses		663
Other receivables		1,731
Total assets		512,744,186
Liabilities
Payable for investments purchased	$15,788,984
Payable for fund shares redeemed	258,907
Accrued management fee	254,196
Other affiliated payables	99,969
Other payables and accrued expenses	29,248
Collateral on securities loaned, at value	10,574,850
Total liabilities		27,006,154
Net Assets		$485,738,032
Net Assets consist of:
Paid in capital		$585,222,979
Distributions in excess of net investment income		(345,950)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(73,360,855)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(25,778,142)
Net Assets, for 32,425,333 shares outstanding		$485,738,032
Net Asset Value, offering price and redemption price per share ($485,738,032 ÷ 32,425,333 shares)		$14.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$4,940,773
Interest		104
Income from Fidelity Central Funds		48,690
Total income		4,989,567
Expenses
Management fee
Basic fee	$1,270,402
Performance adjustment	238,386
Transfer agent fees	486,326
Accounting and security lending fees	90,784
Custodian fees and expenses	9,341
Independent trustees' compensation	978
Registration fees	19,483
Audit	31,758
Legal	1,167
Miscellaneous	1,245
Total expenses before reductions	2,149,870
Expense reductions	(5,251)	2,144,619
Net investment income (loss)		2,844,948
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,478,020)
Foreign currency transactions	(6,737)
Futures contracts	(814,285)
Total net realized gain (loss)		(2,299,042)
Change in net unrealized appreciation (depreciation) on: Investment securities	(45,324,096)
Assets and liabilities in foreign currencies	(4,749)
Total change in net unrealized appreciation (depreciation)		(45,328,845)
Net gain (loss)		(47,627,887)
Net increase (decrease) in net assets resulting from operations		$(44,782,939)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,844,948	$7,735,773
Net realized gain (loss)	(2,299,042)	31,020,802
Change in net unrealized appreciation (depreciation)	(45,328,845)	2,266,425
Net increase (decrease) in net assets resulting from operations	(44,782,939)	41,023,000
Distributions to shareholders from net investment income	(8,116,183)	(4,830,518)
Distributions to shareholders from net realized gain	(249,078)	–
Total distributions	(8,365,261)	(4,830,518)
Share transactions
Proceeds from sales of shares	164,991,032	115,913,276
Reinvestment of distributions	8,172,884	4,701,954
Cost of shares redeemed	(45,246,143)	(75,665,221)
Net increase (decrease) in net assets resulting from share transactions	127,917,773	44,950,009
Total increase (decrease) in net assets	74,769,573	81,142,491
Net Assets
Beginning of period	410,968,459	329,825,968
End of period (including distributions in excess of net investment income of $345,950 and undistributed net investment income of $4,925,285, respectively)	$485,738,032	$410,968,459
Other Information
Shares
Sold	10,434,803	7,061,079
Issued in reinvestment of distributions	527,295	302,238
Redeemed	(2,876,296)	(4,693,685)
Net increase (decrease)	8,085,802	2,669,632

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Blue Chip Value Fund

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.88	$15.22	$13.32	$10.26	$10.86	$9.82
Income from Investment Operations
Net investment income (loss)A	.10	.35B	.18	.18	.18	.14
Net realized and unrealized gain (loss)	(1.71)	1.54	1.81	3.17	(.62)	1.04
Total from investment operations	(1.61)	1.89	1.99	3.35	(.44)	1.18
Distributions from net investment income	(.28)	(.23)	(.09)	(.29)	(.16)	(.14)
Distributions from net realized gain	(.01)	–	–	–	–	(.01)
Total distributions	(.29)	(.23)	(.09)	(.29)	(.16)	(.14)C
Net asset value, end of period	$14.98	$16.88	$15.22	$13.32	$10.26	$10.86
Total ReturnD,E	(9.61)%	12.52%	14.99%	33.33%	(3.95)%	12.14%
Ratios to Average Net AssetsF,G
Expenses before reductions	.93%H	.82%	.66%	.64%	.77%	.75%
Expenses net of fee waivers, if any	.93%H	.82%	.66%	.64%	.77%	.75%
Expenses net of all reductions	.93%H	.82%	.66%	.62%	.76%	.74%
Net investment income (loss)	1.23%H	2.15%B	1.28%	1.58%	1.76%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$485,738	$410,968	$329,826	$281,860	$238,132	$433,047
Portfolio turnover rateI	39%H	138%	102%J	88%	102%	141%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.35%.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Blue Chip Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$19,097,119
Gross unrealized depreciation	(48,317,214)
Net unrealized appreciation (depreciation) on securities	$(29,220,095)
Tax cost	$535,259,989

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(12,454,196)
2018	(55,500,128)
Total capital loss carryforward	$(67,954,324)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $(814,285) related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $240,003,400 and $84,911,181, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,101 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $300 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $18,447. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,454 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $22.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $1,775.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP FundsManager 50% Portfolio was the owner of record of approximately 11% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 24% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Actual	.93%	$1,000.00	$903.90	$4.45
Hypothetical-C		$1,000.00	$1,020.46	$4.72

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Series Blue Chip Growth Fund Fidelity® Series Blue Chip Growth Fund Class F Semi-Annual Report January 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Alphabet, Inc. Class A	6.9	4.9
Amazon.com, Inc.	4.7	3.8
Facebook, Inc. Class A	4.0	3.0
Apple, Inc.	3.5	6.2
Uber Technologies, Inc. Series D, 8.00%	2.1	1.5
The Coca-Cola Co.	1.9	0.8
Home Depot, Inc.	1.8	1.7
Visa, Inc. Class A	1.8	1.8
Salesforce.com, Inc.	1.7	1.8
Allergan PLC	1.7	1.8
	30.1

Top Five Market Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	37.0	34.5
Consumer Discretionary	25.5	24.9
Health Care	16.0	18.4
Consumer Staples	10.2	9.6
Industrials	4.8	5.5

Asset Allocation (% of fund's net assets)

As of January 31, 2016*
Stocks	94.0%
Convertible Securities	3.4%
Short-Term Investments and Net Other Assets (Liabilities)	2.6%

 * Foreign investments 12.4%

As of July 31, 2015*
Stocks	97.3%
Convertible Securities	2.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments 12.3%

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
CONSUMER DISCRETIONARY - 25.3%
Auto Components - 0.2%
Delphi Automotive PLC	100,700	$6,539,458
Magna International, Inc. Class A (sub. vtg.)	173,150	6,015,569
		12,555,027
Automobiles - 1.1%
Tesla Motors, Inc. (a)(b)	340,737	65,148,914
Hotels, Restaurants & Leisure - 5.6%
Buffalo Wild Wings, Inc. (a)(b)	169,814	25,862,672
Chipotle Mexican Grill, Inc. (a)	139,000	62,962,830
Dave & Buster's Entertainment, Inc. (a)	527,100	19,117,917
Domino's Pizza, Inc.	119,100	13,569,063
Fiesta Restaurant Group, Inc. (a)	70,000	2,548,000
Hilton Worldwide Holdings, Inc.	820,200	14,607,762
McDonald's Corp.	789,900	97,773,822
MGM Mirage, Inc. (a)	157,000	3,152,560
Panera Bread Co. Class A (a)	6,600	1,280,400
Royal Caribbean Cruises Ltd.	44,300	3,630,828
Starbucks Corp.	1,368,420	83,158,883
		327,664,737
Household Durables - 0.8%
Jarden Corp. (a)	177,600	9,421,680
Newell Rubbermaid, Inc.	89,400	3,466,932
Sony Corp.	514,600	11,943,512
Sony Corp. sponsored ADR	298,600	7,130,568
Tempur Sealy International, Inc. (a)	44,800	2,703,232
Whirlpool Corp.	113,300	15,226,387
		49,892,311
Internet & Catalog Retail - 6.8%
Amazon.com, Inc. (a)	468,880	275,232,560
Ctrip.com International Ltd. sponsored ADR (a)	238,886	10,195,654
Expedia, Inc.	280,377	28,329,292
Groupon, Inc. Class A (a)(b)	2,166,400	5,892,608
JD.com, Inc. sponsored ADR (a)	56,800	1,478,504
Netflix, Inc. (a)	375,446	34,480,961
Priceline Group, Inc. (a)	38,300	40,788,351
The Honest Co., Inc. (a)(c)	71,609	3,276,470
		399,674,400
Leisure Products - 0.3%
Hasbro, Inc.	154,500	11,476,260
Mattel, Inc.	91,100	2,513,449
Spin Master Corp. (a)	148,900	2,124,713
		16,114,422
Media - 1.5%
Altice NV Class A (a)	554,039	7,990,349
Charter Communications, Inc. Class A (a)(b)	47,500	8,139,600
DreamWorks Animation SKG, Inc. Class A (a)(b)	169,300	4,340,852
Lions Gate Entertainment Corp.	97,900	2,560,085
Naspers Ltd. Class N	56,800	7,177,993
Starz Series A (a)	82,300	2,339,789
The Walt Disney Co.	575,617	55,155,621
		87,704,289
Multiline Retail - 1.3%
B&M European Value Retail S.A.	2,831,036	11,372,098
Burlington Stores, Inc. (a)	185,300	9,956,169
Dollar Tree, Inc. (a)	264,700	21,525,404
Target Corp.	465,841	33,736,205
		76,589,876
Specialty Retail - 4.6%
AutoZone, Inc. (a)	5,100	3,913,689
Home Depot, Inc.	859,100	108,040,416
Inditex SA	163,238	5,372,038
L Brands, Inc.	344,414	33,115,406
Lowe's Companies, Inc.	66,100	4,736,726
O'Reilly Automotive, Inc. (a)	10,000	2,609,000
Restoration Hardware Holdings, Inc. (a)(b)	782,418	48,212,597
Ross Stores, Inc.	244,976	13,782,350
Signet Jewelers Ltd.	146,000	16,936,000
TJX Companies, Inc.	381,900	27,206,556
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	27,400	4,964,058
		268,888,836
Textiles, Apparel & Luxury Goods - 3.1%
adidas AG	297,600	30,644,650
Coach, Inc.	51,100	1,893,255
Columbia Sportswear Co.	31,700	1,749,206
G-III Apparel Group Ltd. (a)	186,680	9,214,525
Kate Spade & Co. (a)	302,100	5,380,401
lululemon athletica, Inc. (a)	458,065	28,432,095
NIKE, Inc. Class B	589,700	36,567,297
Pandora A/S	5,700	762,578
PVH Corp.	229,200	16,818,696
Ralph Lauren Corp.	11,400	1,282,500
Regina Miracle International Holdings Ltd. (a)	1,958,693	3,205,924
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	818,100	23,062,239
Tory Burch LLC unit (c)(d)	106,817	5,589,905
Under Armour, Inc. Class A (sub. vtg.) (a)	155,700	13,301,451
Vera Bradley, Inc. (a)	263,000	3,887,140
VF Corp.	46,100	2,885,860
		184,677,722

TOTAL CONSUMER DISCRETIONARY		1,488,910,534

CONSUMER STAPLES - 10.0%
Beverages - 3.9%
Anheuser-Busch InBev SA NV ADR	74,600	9,387,664
Coca-Cola Bottling Co. Consolidated	9,500	1,671,050
Constellation Brands, Inc. Class A (sub. vtg.)	107,600	16,406,848
Molson Coors Brewing Co. Class B	279,600	25,298,208
Monster Beverage Corp.	299,881	40,492,931
PepsiCo, Inc.	240,286	23,860,400
The Coca-Cola Co.	2,591,481	111,226,365
		228,343,466
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	210,000	31,735,200
CVS Health Corp.	484,000	46,749,560
Kroger Co.	750,918	29,143,128
Sprouts Farmers Market LLC (a)	500,523	11,411,924
Wal-Mart Stores, Inc.	51,600	3,424,176
Walgreens Boots Alliance, Inc.	223,700	17,833,364
Whole Foods Market, Inc.	595,260	17,447,071
		157,744,423
Food Products - 1.3%
Amplify Snack Brands, Inc.	197,813	2,136,380
Associated British Foods PLC	302,400	13,642,354
Edita Food Industries SAE GDR (a)(e)	44,600	747,050
Mondelez International, Inc.	847,700	36,535,870
Premium Brands Holdings Corp.	22,800	683,561
The Hain Celestial Group, Inc. (a)	265,100	9,644,338
The Kraft Heinz Co.	92,300	7,204,938
TreeHouse Foods, Inc. (a)	25,100	1,991,936
WhiteWave Foods Co. (a)	109,429	4,130,945
		76,717,372
Household Products - 0.2%
Procter & Gamble Co.	167,900	13,715,751
Personal Products - 1.3%
Estee Lauder Companies, Inc. Class A	172,800	14,731,200
Herbalife Ltd. (a)	872,238	40,306,118
Nu Skin Enterprises, Inc. Class A (b)	670,800	21,230,820
		76,268,138
Tobacco - 0.6%
Imperial Tobacco Group PLC	60,886	3,296,712
Reynolds American, Inc.	689,600	34,445,520
		37,742,232

TOTAL CONSUMER STAPLES		590,531,382

ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Baker Hughes, Inc.	41,500	1,805,665
Schlumberger Ltd.	44,500	3,216,015
		5,021,680
Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp.	172,978	6,761,710
Cimarex Energy Co.	103,930	9,665,490
Continental Resources, Inc. (a)	362,664	7,655,837
Devon Energy Corp.	91,400	2,550,060
Diamondback Energy, Inc.	12,900	974,595
EOG Resources, Inc.	185,626	13,183,159
Hess Corp.	63,200	2,686,000
Noble Energy, Inc.	19,800	640,926
Pioneer Natural Resources Co.	111,000	13,758,450
Rice Energy, Inc. (a)	58,300	680,361
SM Energy Co.	311,100	4,349,178
Whiting Petroleum Corp. (a)	158,200	1,162,770
		64,068,536

TOTAL ENERGY		69,090,216

FINANCIALS - 2.1%
Banks - 1.5%
Bank of America Corp.	1,334,100	18,864,174
Citigroup, Inc.	460,789	19,620,396
HDFC Bank Ltd. sponsored ADR	229,000	13,815,570
JPMorgan Chase & Co.	623,272	37,084,684
		89,384,824
Capital Markets - 0.4%
BlackRock, Inc. Class A	46,800	14,707,368
Charles Schwab Corp.	205,000	5,233,650
Fairfax India Holdings Corp. (a)	427,900	4,321,790
		24,262,808
Consumer Finance - 0.0%
Synchrony Financial (a)	59,300	1,685,306
Diversified Financial Services - 0.1%
CME Group, Inc.	31,600	2,839,260
Real Estate Investment Trusts - 0.1%
Extra Space Storage, Inc.	91,400	8,289,066

TOTAL FINANCIALS		126,461,264

HEALTH CARE - 15.8%
Biotechnology - 10.1%
AbbVie, Inc.	550,800	30,238,920
ACADIA Pharmaceuticals, Inc. (a)	35,900	742,771
Acceleron Pharma, Inc. (a)	51,300	1,574,910
Aduro Biotech, Inc.	32,000	463,360
Agios Pharmaceuticals, Inc. (a)	97,900	4,133,338
Aimmune Therapeutics, Inc. (a)	126,100	1,725,048
Alexion Pharmaceuticals, Inc. (a)	174,604	25,479,962
Alkermes PLC (a)	374,000	11,971,740
Alnylam Pharmaceuticals, Inc. (a)	339,100	23,377,554
Amgen, Inc.	603,398	92,156,977
Ascendis Pharma A/S sponsored ADR	119,400	2,273,376
Avalanche Biotechnologies, Inc. (a)	40,500	243,000
BioCryst Pharmaceuticals, Inc. (a)	320,373	2,233,000
Biogen, Inc. (a)	208,200	56,851,092
BioMarin Pharmaceutical, Inc. (a)	70,700	5,233,214
bluebird bio, Inc. (a)	111,200	4,599,232
Calithera Biosciences, Inc. (a)	121,000	605,000
Catabasis Pharmaceuticals, Inc.	168,000	1,112,160
Celgene Corp. (a)	895,000	89,786,400
Cellectis SA sponsored ADR	25,300	565,708
Chiasma, Inc. (e)	95,140	979,942
Chiasma, Inc. warrants(a)	23,784	64,904
Chiasma, Inc. (a)(b)	107,500	1,107,250
Chimerix, Inc. (a)	31,200	240,240
Coherus BioSciences, Inc. (a)(b)	153,000	2,028,780
CytomX Therapeutics, Inc.	137,854	2,057,402
CytomX Therapeutics, Inc. (a)	53,200	835,772
DBV Technologies SA sponsored ADR (a)	38,700	1,005,813
Dicerna Pharmaceuticals, Inc. (a)	78,600	515,616
Edge Therapeutics, Inc. (a)	103,800	1,153,218
Exelixis, Inc. (a)	1,012,000	4,675,440
FibroGen, Inc. (a)	93,400	1,894,152
Gilead Sciences, Inc.	990,335	82,197,805
Global Blood Therapeutics, Inc. (a)(b)	161,515	3,057,479
Heron Therapeutics, Inc. (a)	28,000	587,720
Intercept Pharmaceuticals, Inc. (a)	54,900	5,832,027
Intrexon Corp. (a)(b)	145,900	4,251,526
Ionis Pharmaceuticals, Inc. (a)	62,200	2,421,446
Ironwood Pharmaceuticals, Inc. Class A (a)	442,916	4,088,115
Juno Therapeutics, Inc. (a)	67,500	1,861,650
Kite Pharma, Inc. (a)	31,600	1,500,684
Merrimack Pharmaceuticals, Inc. (a)	813,200	5,017,444
Mirati Therapeutics, Inc. (a)	71,028	1,529,233
Momenta Pharmaceuticals, Inc. (a)	35,500	440,910
Neurocrine Biosciences, Inc. (a)	209,200	8,901,460
Novavax, Inc. (a)	146,100	752,415
Portola Pharmaceuticals, Inc. (a)	88,900	2,936,367
ProNai Therapeutics, Inc. (a)	92,500	765,900
Prothena Corp. PLC (a)	38,700	1,507,365
Radius Health, Inc. (a)	30,500	976,915
Regeneron Pharmaceuticals, Inc. (a)	122,680	51,536,641
REGENXBIO, Inc. (a)	37,600	522,640
Sage Therapeutics, Inc. (a)	37,800	1,269,324
Seattle Genetics, Inc. (a)	125,200	4,129,096
Seres Therapeutics, Inc.	17,900	482,047
Spark Therapeutics, Inc.	34,300	966,231
Trevena, Inc. (a)	317,700	2,312,856
Ultragenyx Pharmaceutical, Inc. (a)	24,400	1,370,060
uniQure B.V. (a)	146,459	2,669,948
Versartis, Inc. (a)	67,600	753,064
Vertex Pharmaceuticals, Inc. (a)	319,500	28,994,625
Xencor, Inc. (a)	37,200	402,504
		595,960,788
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp. (a)	956,500	16,767,445
DexCom, Inc. (a)	32,100	2,288,088
Edwards Lifesciences Corp. (a)	8,100	633,501
Glaukos Corp. (b)	22,711	370,644
Intuitive Surgical, Inc. (a)	39,900	21,579,915
Invuity, Inc.	163,300	1,254,144
Medtronic PLC	200,125	15,193,490
Nevro Corp. (a)	115,400	7,130,566
Novocure Ltd. (a)	45,600	569,088
Olympus Corp.	30,200	1,177,615
		66,964,496
Health Care Providers & Services - 0.5%
Adeptus Health, Inc. Class A (a)(b)	162,967	7,688,783
AmSurg Corp. (a)	166,700	12,200,773
Cardinal Health, Inc.	31,500	2,563,155
Dr Lal Pathlabs Ltd.	2,393	27,594
Teladoc, Inc. (b)	190,700	3,096,968
UnitedHealth Group, Inc.	30,200	3,477,832
		29,055,105
Health Care Technology - 0.1%
athenahealth, Inc. (a)	36,700	5,204,060
Castlight Health, Inc. Class B (a)	252,000	834,120
Evolent Health, Inc.	77,800	767,886
		6,806,066
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	24,338	3,844,187
Lonza Group AG	14,126	2,164,094
		6,008,281
Pharmaceuticals - 3.8%
Achaogen, Inc. (a)	161,500	584,630
Allergan PLC (a)	345,572	98,291,044
Bristol-Myers Squibb Co.	566,300	35,201,208
Cempra, Inc. (a)	39,900	687,477
CSPC Pharmaceutical Group Ltd.	786,000	664,734
Dermira, Inc. (a)	151,700	4,247,600
Endo Health Solutions, Inc. (a)	125,800	6,978,126
GW Pharmaceuticals PLC ADR (a)	86,969	4,362,365
Intra-Cellular Therapies, Inc. (a)	33,289	1,234,356
Jazz Pharmaceuticals PLC (a)	87,900	11,316,246
Johnson & Johnson	11,300	1,180,172
Pacira Pharmaceuticals, Inc. (a)	34,900	2,073,758
Teva Pharmaceutical Industries Ltd. sponsored ADR	456,500	28,065,620
The Medicines Company (a)	160,900	5,560,704
Valeant Pharmaceuticals International, Inc. (Canada) (a)	250,200	23,039,332
		223,487,372

TOTAL HEALTH CARE		928,282,108

INDUSTRIALS - 4.7%
Aerospace & Defense - 0.6%
Honeywell International, Inc.	251,300	25,934,160
Lockheed Martin Corp.	25,000	5,275,000
Northrop Grumman Corp.	10,200	1,887,612
Raytheon Co.	40,100	5,142,424
		38,239,196
Airlines - 2.1%
American Airlines Group, Inc.	14,400	561,456
Delta Air Lines, Inc.	704,600	31,206,734
InterGlobe Aviation Ltd. (a)	141,443	1,842,742
JetBlue Airways Corp. (a)	193,100	4,114,961
Southwest Airlines Co.	1,050,800	39,531,096
Spirit Airlines, Inc. (a)	386,600	16,159,880
United Continental Holdings, Inc. (a)	516,800	24,951,104
Wizz Air Holdings PLC	108,003	2,924,391
		121,292,364
Building Products - 0.1%
Caesarstone Sdot-Yam Ltd. (a)	125,200	4,706,268
Toto Ltd.	72,000	2,336,759
		7,043,027
Construction & Engineering - 0.2%
Dycom Industries, Inc. (a)	167,100	11,072,046
Electrical Equipment - 0.7%
Acuity Brands, Inc.	56,300	11,396,809
SolarCity Corp. (a)(b)	774,626	27,615,417
		39,012,226
Industrial Conglomerates - 0.7%
Danaher Corp.	154,300	13,370,095
General Electric Co.	865,013	25,171,878
		38,541,973
Machinery - 0.0%
Rational AG	5,400	2,421,656
Professional Services - 0.1%
Equifax, Inc.	7,400	782,920
WageWorks, Inc. (a)	61,600	2,755,984
		3,538,904
Road & Rail - 0.0%
Swift Transporation Co. (a)	75,800	1,236,298
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	515,500	13,542,185

TOTAL INDUSTRIALS		275,939,875

INFORMATION TECHNOLOGY - 34.3%
Communications Equipment - 0.5%
Palo Alto Networks, Inc. (a)	30,997	4,633,742
Qualcomm, Inc.	582,500	26,410,550
		31,044,292
Electronic Equipment & Components - 0.2%
Fitbit, Inc. (b)	714,553	11,861,580
Internet Software & Services - 13.9%
58.com, Inc. ADR (a)	91,500	5,133,150
Alibaba Group Holding Ltd. sponsored ADR (a)	602,100	40,358,763
Alphabet, Inc.:
Class A	532,113	405,124,229
Class C	50,253	37,335,466
Facebook, Inc. Class A (a)	2,112,055	236,993,692
Gogo, Inc. (a)(b)	552,200	8,034,510
IAC/InterActiveCorp	43,900	2,280,166
JUST EAT Ltd. (a)	1,092,003	5,848,454
LinkedIn Corp. Class A (a)	89,500	17,712,945
New Relic, Inc. (a)	8,700	245,514
Rackspace Hosting, Inc. (a)	1,331,995	26,919,619
Tencent Holdings Ltd.	839,300	15,767,678
Twitter, Inc. (a)	707,200	11,880,960
Yahoo!, Inc. (a)	115,700	3,414,307
		817,049,453
IT Services - 4.2%
Blackhawk Network Holdings, Inc. (a)	14,000	527,660
Cognizant Technology Solutions Corp. Class A (a)	931,248	58,957,311
EOH Holdings Ltd.	78,500	665,686
MasterCard, Inc. Class A	734,100	65,356,923
PayPal Holdings, Inc. (a)	239,800	8,666,372
Sabre Corp.	263,200	6,740,552
Total System Services, Inc.	54,400	2,184,704
Visa, Inc. Class A	1,406,748	104,788,659
		247,887,867
Semiconductors & Semiconductor Equipment - 5.0%
Analog Devices, Inc.	869,288	46,819,852
Avago Technologies Ltd.	656,800	87,820,728
Cavium, Inc. (a)	314,155	18,148,734
Cirrus Logic, Inc. (a)	947,000	32,879,840
Monolithic Power Systems, Inc.	42,456	2,656,472
NVIDIA Corp.	613,929	17,981,980
NXP Semiconductors NV (a)	1,068,569	79,907,590
Semtech Corp. (a)	93,400	1,877,340
SolarEdge Technologies, Inc. (b)	182,700	5,164,929
		293,257,465
Software - 6.8%
1-Page Ltd. (a)(b)	1,190,296	2,959,587
Activision Blizzard, Inc.	2,609,528	90,863,765
Adobe Systems, Inc. (a)	263,420	23,478,625
Appirio, Inc. (c)	43,764	185,559
Electronic Arts, Inc. (a)	856,400	55,276,338
Ellie Mae, Inc. (a)(b)	66,900	4,671,627
HubSpot, Inc. (a)	17,800	722,502
Imperva, Inc. (a)	18,400	948,704
Microsoft Corp.	1,144,300	63,039,487
Mobileye NV (a)(b)	326,700	8,863,371
Paycom Software, Inc. (a)	54,600	1,646,190
Qlik Technologies, Inc. (a)	237,800	5,954,512
Red Hat, Inc. (a)	123,700	8,665,185
Salesforce.com, Inc. (a)	1,497,104	101,892,898
SAP AG sponsored ADR (b)	51,100	4,077,780
ServiceNow, Inc. (a)	7,400	460,354
Tableau Software, Inc. (a)	73,800	5,921,712
Workday, Inc. Class A (a)	214,700	13,528,247
Zendesk, Inc. (a)	242,500	5,337,425
		398,493,868
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	2,101,534	204,563,320
SanDisk Corp.	84,900	6,002,430
Western Digital Corp.	180,600	8,665,188
		219,230,938

TOTAL INFORMATION TECHNOLOGY		2,018,825,463

MATERIALS - 0.5%
Chemicals - 0.5%
Albemarle Corp. U.S.	76,700	4,037,488
CF Industries Holdings, Inc.	793,400	23,802,000
LyondellBasell Industries NV Class A	7,700	600,369
Sherwin-Williams Co.	2,300	588,041
		29,027,898
Containers & Packaging - 0.0%
Ball Corp.	28,100	1,877,923

TOTAL MATERIALS		30,905,821

TOTAL COMMON STOCKS
(Cost $4,770,381,589)		5,528,946,663

Preferred Stocks - 3.5%
Convertible Preferred Stocks - 3.4%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
The Honest Co., Inc.:
Series C (a)(c)	167,087	7,645,066
Series D (c)	27,712	1,267,963
		8,913,029
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (c)	285,138	3,963,418
Food Products - 0.1%
BLUE BOTTLE Coffee, Inc. Series C (c)	234,006	3,617,733
Tobacco - 0.0%
PAX Labs, Inc. Series C (c)	945,100	3,109,379
TOTAL CONSUMER STAPLES		10,690,530
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (c)	1,527,120	3,802,529
HEALTH CARE - 0.2%
Biotechnology - 0.1%
AC Immune SA Series E (c)	192,250	1,375,357
Editas Medicine, Inc. Series B (c)	96,289	1,386,562
Gensight Biologics Series B (c)	154,470	769,082
Immunocore Ltd. Series A (c)	4,035	564,489
Intellia Therapeutics, Inc. Series B (c)	198,515	1,042,204
Pronutria Biosciences, Inc. Series C (c)	248,015	1,775,291
		6,912,985
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (c)	813,618	5,495,786
TOTAL HEALTH CARE		12,408,771
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (c)	42,650	3,795,850
Professional Services - 0.0%
YourPeople, Inc. Series C (c)	253,888	1,754,366
TOTAL INDUSTRIALS		5,550,216
INFORMATION TECHNOLOGY - 2.7%
Internet Software & Services - 2.3%
Jet.Com, Inc. Series B1 (c)	922,232	4,600,001
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)	2,578,476	125,758,019
Series E, 8.00% (a)(c)	47,420	2,312,779
		132,670,799
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)	307,049	4,915,854
Nutanix, Inc. Series E (a)(c)	230,044	2,852,546
		7,768,400
Software - 0.3%
Appirio, Inc. Series E (c)	306,351	1,298,928
Cloudflare, Inc. Series D (a)(c)	323,080	1,579,861
Dataminr, Inc. Series D (c)	115,901	919,906
Delphix Corp. Series D (c)	242,876	1,214,380
Malwarebytes Corp. Series B (c)	329,349	3,416,996
Snapchat, Inc. Series F (c)	247,231	6,366,198
Taboola.Com Ltd. Series E (a)(c)	289,958	2,354,459
		17,150,728
TOTAL INFORMATION TECHNOLOGY		157,589,927

TOTAL CONVERTIBLE PREFERRED STOCKS		198,955,002

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
China Internet Plus Holdings Ltd. (c)	1,581,852	6,107,056
TOTAL PREFERRED STOCKS
(Cost $128,735,020)		205,062,058

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 0.38% (f)	31,654,085	31,654,085
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	95,917,281	95,917,281
TOTAL MONEY MARKET FUNDS
(Cost $127,571,366)		127,571,366
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $5,026,687,975)		5,861,580,087
NET OTHER ASSETS (LIABILITIES) - 0.5%		26,649,958
NET ASSETS - 100%		$5,888,230,045

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $214,113,992 or 3.6% of net assets.

 (d) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,726,992 or 0.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AC Immune SA Series E	10/19/15	$1,852,567
Appirio, Inc.	2/12/15	$312,497
Appirio, Inc. Series E	2/12/15	$2,187,499
AppNexus, Inc. Series E	8/1/14	$6,150,867
Blue Apron, Inc. Series D	5/18/15	$3,800,006
BLUE BOTTLE Coffee, Inc. Series C	5/29/15	$7,797,080
China Internet Plus Holdings Ltd.	1/26/15	$4,999,997
Cloudflare, Inc. Series D	11/5/14 - 6/24/15	$2,010,032
Dataminr, Inc. Series D	3/6/15	$1,477,738
Delphix Corp. Series D	7/10/15	$2,185,884
Editas Medicine, Inc. Series B	8/4/15	$1,126,589
Gensight Biologics Series B	7/2/15	$1,190,323
Immunocore Ltd. Series A	7/27/15	$759,303
Intellia Therapeutics, Inc. Series B	8/20/15	$1,042,204
Jet.Com, Inc. Series B1	11/24/15	$4,600,001
Malwarebytes Corp. Series B	12/21/15	$3,416,996
Mulberry Health, Inc. Series A8	1/20/16	$5,495,786
Nutanix, Inc. Series E	8/26/14	$3,081,784
Oportun Finance Corp. Series H	2/6/15	$4,348,169
PAX Labs, Inc. Series C	5/22/15	$3,638,635
Pronutria Biosciences, Inc. Series C	1/30/15	$2,499,991
Snapchat, Inc. Series F	3/25/15	$7,594,936
Space Exploration Technologies Corp. Series G	1/20/15	$3,303,669
Taboola.Com Ltd. Series E	12/22/14	$3,022,928
The Honest Co., Inc.	8/21/14	$1,937,546
The Honest Co., Inc. Series C	8/21/14	$4,520,923
The Honest Co., Inc. Series D	8/3/15	$1,267,963
Tory Burch LLC unit	5/14/15	$7,600,030
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$40,000,027
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$1,579,919
YourPeople, Inc. Series C	5/1/15	$3,783,205

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,969
Fidelity Securities Lending Cash Central Fund	1,922,899
Total	$1,942,868

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,503,930,619	$1,401,575,017	$78,469,142	$23,886,460
Consumer Staples	601,221,912	573,592,316	16,939,066	10,690,530
Energy	69,090,216	69,090,216	--	--
Financials	130,263,793	126,461,264	--	3,802,529
Health Care	940,690,879	922,125,765	6,156,343	12,408,771
Industrials	281,490,091	266,414,327	9,525,548	5,550,216
Information Technology	2,176,415,390	1,993,398,499	25,241,405	157,775,486
Materials	30,905,821	30,905,821	--	--
Money Market Funds	127,571,366	127,571,366	--	--
Total Investments in Securities:	$5,861,580,087	$5,511,134,591	$136,331,504	$214,113,992

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$61,034,357
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Other Investments in Securities
Beginning Balance	$62,822,943
Net Realized Gain (Loss) on Investment Securities	(1,347,394)
Net Unrealized Gain (Loss) on Investment Securities	(9,650,691)
Cost of Purchases	15,821,205
Proceeds of Sales	(11,307,557)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$56,338,506
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2016	$(10,261,580)
Equities - Information Technology
Beginning Balance	$133,080,515
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	16,677,974
Cost of Purchases	8,016,997
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$157,775,486
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2016	$16,677,974

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.6%
Ireland	2.5%
Cayman Islands	2.2%
Netherlands	1.8%
Singapore	1.5%
Others (Individually Less Than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $95,473,644) — See accompanying schedule: Unaffiliated issuers (cost $4,899,116,609)	$5,734,008,721
Fidelity Central Funds (cost $127,571,366)	127,571,366
Total Investments (cost $5,026,687,975)		$5,861,580,087
Receivable for investments sold		43,101,081
Receivable for fund shares sold		129,461,799
Dividends receivable		1,725,829
Distributions receivable from Fidelity Central Funds		303,095
Prepaid expenses		12,573
Other receivables		55,992
Total assets		6,036,240,456
Liabilities
Payable for investments purchased	$48,617,919
Payable for fund shares redeemed	265,445
Accrued management fee	2,668,935
Other affiliated payables	436,189
Other payables and accrued expenses	104,642
Collateral on securities loaned, at value	95,917,281
Total liabilities		148,010,411
Net Assets		$5,888,230,045
Net Assets consist of:
Paid in capital		$5,079,507,865
Undistributed net investment income		2,872,104
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(29,000,983)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		834,851,059
Net Assets		$5,888,230,045
Series Blue Chip Growth:
Net Asset Value, offering price and redemption price per share ($2,350,222,639 ÷ 225,296,171 shares)		$10.43
Class F:
Net Asset Value, offering price and redemption price per share ($3,538,007,406 ÷ 339,138,082 shares)		$10.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$25,332,611
Income from Fidelity Central Funds		1,942,868
Total income		27,275,479
Expenses
Management fee
Basic fee	$17,338,594
Performance adjustment	2,017,492
Transfer agent fees	2,077,975
Accounting and security lending fees	581,388
Custodian fees and expenses	106,318
Independent trustees' compensation	14,451
Audit	46,766
Legal	12,865
Interest	10,940
Miscellaneous	19,318
Total expenses before reductions	22,226,107
Expense reductions	(97,120)	22,128,987
Net investment income (loss)		5,146,492
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	107,589,759
Foreign currency transactions	(100,085)
Total net realized gain (loss)		107,489,674
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $47,769)	(852,971,143)
Assets and liabilities in foreign currencies	3,048
Total change in net unrealized appreciation (depreciation)		(852,968,095)
Net gain (loss)		(745,478,421)
Net increase (decrease) in net assets resulting from operations		$(740,331,929)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,146,492	$24,084,478
Net realized gain (loss)	107,489,674	648,703,997
Change in net unrealized appreciation (depreciation)	(852,968,095)	876,323,552
Net increase (decrease) in net assets resulting from operations	(740,331,929)	1,549,112,027
Distributions to shareholders from net investment income	(14,390,063)	(23,623,473)
Distributions to shareholders from net realized gain	(753,239,546)	(69,954,848)
Total distributions	(767,629,609)	(93,578,321)
Share transactions - net increase (decrease)	500,238,533	(2,451,650,515)
Total increase (decrease) in net assets	(1,007,723,005)	(996,116,809)
Net Assets
Beginning of period	6,895,953,050	7,892,069,859
End of period (including undistributed net investment income of $2,872,104 and undistributed net investment income of $12,115,675, respectively)	$5,888,230,045	$6,895,953,050

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Blue Chip Growth Fund

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.36	$11.18	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.03	.02
Net realized and unrealized gain (loss)	(1.44)	2.27	1.17
Total from investment operations	(1.44)	2.30	1.19
Distributions from net investment income	(.02)	(.02)	(.01)
Distributions from net realized gain	(1.48)	(.10)	–
Total distributions	(1.49)D	(.12)	(.01)
Net asset value, end of period	$10.43	$13.36	$11.18
Total ReturnE,F	(11.46)%	20.74%	11.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.80%I	.79%	.74%I
Expenses net of fee waivers, if any	.80%I	.78%	.74%I
Expenses net of all reductions	.80%I	.78%	.74%I
Net investment income (loss)	.07%I	.20%	.26%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,350,223	$2,831,293	$3,288,708
Portfolio turnover rateJ	61%I	57%	67%I,K

 A For the period November 7, 2013 (commencement of operations) to July 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $1.49 per share is comprised of distributions from net investment income of $0.015 and distributions from net realized gain of $1.477 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Blue Chip Growth Fund Class F

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.38	$11.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.05	.03
Net realized and unrealized gain (loss)	(1.45)	2.28	1.17
Total from investment operations	(1.44)	2.33	1.20
Distributions from net investment income	(.04)	(.04)	(.01)
Distributions from net realized gain	(1.48)	(.10)	–
Total distributions	(1.51)C	(.14)	(.01)
Net asset value, end of period	$10.43	$13.38	$11.19
Total ReturnD,E	(11.43)%	21.00%	12.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.62%	.57%H
Expenses net of fee waivers, if any	.64%H	.62%	.57%H
Expenses net of all reductions	.63%H	.62%	.57%H
Net investment income (loss)	.23%H	.37%	.43%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,538,007	$4,064,661	$4,603,361
Portfolio turnover rateI	61%H	57%	67%H,J

 A For the period November 7, 2013 (commencement of operations) to July 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.51 per share is comprised of distributions from net investment income of $0.037 and distributions from net realized gain of $1.477 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Series Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Blue Chip Growth and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 214,113,992	Discount Cash Flow	Growth rate	2.5%	Increase
			Weighted average cost of capital	11.5%	Decrease
		Last Transaction price	Transaction price	$3.86 - $140.00 / $43.80	Increase
		Market Comparable	EV/EBITDA multiple	8.2	Increase
			EV/Sales multiple	1.2 – 11.1 / 4.8	Increase
			Discount rate	3.0% - 30.0% / 13.3%	Decrease
			P/E multiple	12.1 – 12.7 / 12.5	Increase
			Discount for lack of marketability	10.0% - 25.0% / 16.2%	Decrease
			Premium rate	1.0% - 86.4% / 40.0%	Increase
			EV/GP multiple	4.2	Increase
			Probability rate	90.0% - 100.0% / 95.0%	Increase
		Proposed transaction price	Transaction price	$8.00	Increase
			Discount rate	10.0%	Decrease
			Index movement	30.2%	Increase
		Proxy adjustment	Proxy movement	25.8% - 29.9% / 28.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,196,146,814
Gross unrealized depreciation	(404,573,867)
Net unrealized appreciation (depreciation) on securities	$791,572,947
Tax cost	$5,070,007,140

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,921,504,719 and $2,326,334,185, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Series Blue Chip Growth as compared to its benchmark index, the Russell 1000 Growth Index, over the same 36 month performance period. The Fund's performance adjustment took effect in November 2014. Subsequent months will be added until the performance period includes 36 months. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Blue Chip Growth. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Series Blue Chip Growth	$2,077,975.16

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $35,048 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$49,412,389.44%		$10,940

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,392 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities at period end is disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to 1,922,899. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $74,037 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $23,083.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Series Blue Chip Growth	$3,058,399	$6,705,207
Class F	11,331,664	16,918,266
Total	$14,390,063	$23,623,473
From net realized gain
Series Blue Chip Growth	$304,663,602	$29,046,969
Class F	448,575,944	40,907,879
Total	$753,239,546	$69,954,848

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Series Blue Chip Growth
Shares sold	16,087,250	26,920,810	$178,155,562	$331,819,807
Reinvestment of distributions	27,279,668	3,044,141	307,722,001	35,752,176
Shares redeemed	(29,963,805)	(112,224,694)	(358,977,167)	(1,422,685,058)
Net increase (decrease)	13,403,113	(82,259,743)	$126,900,396	$(1,055,113,075)
Class F
Shares sold	37,325,081	62,307,299	$417,424,770	$764,020,110
Reinvestment of distributions	40,774,349	4,922,720	459,907,608	57,826,145
Shares redeemed	(42,839,557)	(174,704,050)	(503,994,241)	(2,218,383,695)
Net increase (decrease)	35,259,873	(107,474,031)	$373,338,137	$(1,396,537,440)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment advisor or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Series Blue Chip Growth	.80%
Actual		$1,000.00	$885.40	$3.79
Hypothetical-C		$1,000.00	$1,021.11	$4.06
Class F	.64%
Actual		$1,000.00	$885.70	$3.03
Hypothetical-C		$1,000.00	$1,021.92	$3.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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XS1-SANN-0316
1.967988.102

Fidelity® Real Estate Income Fund Semi-Annual Report January 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary

Top Five Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Equity Lifestyle Properties, Inc.	4.2	3.5
Acadia Realty Trust (SBI)	3.1	2.8
MFA Financial, Inc.	2.8	3.0
Ventas, Inc.	2.0	1.5
WP Carey, Inc.	1.2	1.1
	13.3

Top 5 Bonds as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20	0.9	1.0
IAS Operating Partnership LP 5% 3/15/18	0.8	0.7
RAIT Financial Trust 4% 10/1/33	0.7	0.8
iStar Financial, Inc. 5.875% 3/15/16	0.7	0.6
RWT Holdings, Inc. 5.625% 11/15/19	0.6	0.4
	3.7

Top Five REIT Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Mortgage	17.7	17.9
REITs - Health Care	6.4	7.4
REITs - Shopping Centers	5.7	5.6
REITs - Apartments	5.3	5.0
REITs - Manufactured Homes	5.2	4.5

Asset Allocation (% of fund's net assets)

As of January 31, 2016 *
Common Stocks	31.0%
Preferred Stocks	19.2%
Bonds	29.5%
Convertible Securities	5.7%
Other Investments	6.8%
Short-Term Investments and Net Other Assets (Liabilities)	7.8%

 * Foreign investments - 0.7%

As of July 31, 2015 *
Common Stocks	30.0%
Preferred Stocks	19.5%
Bonds	31.8%
Convertible Securities	5.2%
Other Investments	7.3%
Short-Term Investments and Net Other Assets (Liabilities)	6.2%

 * Foreign investments - 0.9%

Investments January 31, 2016

Showing Percentage of Net Assets

Common Stocks - 31.0%
	Shares	Value
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Stanley Martin Communities LLC Class B (a)(b)	4,620	$5,586,643
FINANCIALS - 30.9%
Capital Markets - 0.5%
Ellington Financial LLC	1,140,284	18,484,004
Real Estate Investment Trusts - 29.8%
Acadia Realty Trust (SBI) (c)	3,755,649	128,067,631
AG Mortgage Investment Trust, Inc.	781,700	9,169,341
American Campus Communities, Inc.	386,900	16,327,180
American Tower Corp.	194,100	18,311,394
Annaly Capital Management, Inc.	1,666,900	15,835,550
Anworth Mortgage Asset Corp.	1,148,310	4,891,801
Apartment Investment & Management Co. Class A	985,000	38,562,750
Arbor Realty Trust, Inc. (c)	3,058,527	20,002,767
AvalonBay Communities, Inc.	115,200	19,755,648
Boardwalk (REIT)	136,200	4,281,710
Care Capital Properties, Inc.	97,603	2,922,234
CBL & Associates Properties, Inc.	2,629,473	28,266,835
Cedar Shopping Centers, Inc.	830,510	5,863,401
Chimera Investment Corp.	213,900	2,650,221
Community Healthcare Trust, Inc.	254,862	4,720,044
CYS Investments, Inc.	1,758,539	12,116,334
Douglas Emmett, Inc.	295,800	8,749,764
Dynex Capital, Inc. (d)	2,052,086	12,312,516
Ellington Residential Mortgage REIT	260,000	2,979,600
Equity Lifestyle Properties, Inc.	2,627,460	173,202,143
Extra Space Storage, Inc.	323,200	29,311,008
First Potomac Realty Trust	1,324,144	12,963,370
Five Oaks Investment Corp. (d)	479,100	2,232,606
Great Ajax Corp.	500,000	5,510,000
Hatteras Financial Corp.	746,600	9,153,316
Invesco Mortgage Capital, Inc.	874,600	9,900,472
Lexington Corporate Properties Trust	5,135,782	37,645,282
MFA Financial, Inc.	17,978,622	114,164,250
Mid-America Apartment Communities, Inc.	507,100	47,576,122
Monmouth Real Estate Investment Corp. Class A (d)	612,473	6,296,222
National Retail Properties, Inc.	244,200	10,485,948
New Senior Investment Group, Inc.	1,942,525	17,851,805
Newcastle Investment Corp.	1,840,830	6,553,355
NorthStar Realty Europe Corp.	1,389	13,112
NorthStar Realty Finance Corp.	1,370,000	16,261,900
Potlatch Corp.	769,440	22,190,650
Sabra Health Care REIT, Inc.	915,903	16,815,979
Select Income REIT	456,800	8,633,520
Senior Housing Properties Trust (SBI)	2,994,400	43,358,912
Simon Property Group, Inc.	126,100	23,489,908
Store Capital Corp.	833,600	20,664,944
Terreno Realty Corp.	1,728,064	38,846,879
The Macerich Co.	155,500	12,124,335
Two Harbors Investment Corp.	2,370,280	18,014,128
Ventas, Inc.	1,510,786	83,576,682
VEREIT, Inc.	1,315,034	10,138,912
Weyerhaeuser Co.	587,700	15,050,997
WP Carey, Inc.	866,300	50,461,975
WP Glimcher, Inc.	565,163	5,131,680
		1,223,407,133
Real Estate Management & Development - 0.6%
Brookfield Asset Management, Inc. Class A	414,000	12,497,723
Kennedy-Wilson Holdings, Inc.	514,721	10,438,542
The RMR Group, Inc. (a)	1	21
		22,936,286

TOTAL FINANCIALS		1,264,827,423

TOTAL COMMON STOCKS
(Cost $1,214,887,378)		1,270,414,066

Preferred Stocks - 19.9%
Convertible Preferred Stocks - 0.7%
FINANCIALS - 0.7%
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc. Series D 7.00%	236,759	6,396,186
Equity Commonwealth 6.50% (a)	31,237	778,738
Lexington Corporate Properties Trust Series C, 6.50%	468,742	22,206,652
		29,381,576
Nonconvertible Preferred Stocks - 19.2%
FINANCIALS - 19.2%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	182,517	3,259,754
Real Estate Investment Trusts - 18.9%
AG Mortgage Investment Trust, Inc.:
8.00%	587,287	12,744,128
8.25%	34,859	786,419
Alexandria Real Estate Equities, Inc. Series E, 6.45%	145,913	3,782,065
American Capital Agency Corp.:
8.00%	200,000	5,040,000
Series B, 7.75%	360,200	8,500,720
American Capital Mortgage Investment Corp. Series A, 8.125%	248,636	5,867,810
American Home Mortgage Investment Corp.:
Series A, 9.75% (a)	120,300	1
Series B, 9.25% (a)	124,100	1
American Homes 4 Rent:
Series A, 5.00%	579,260	14,678,448
Series B, 5.00%	373,880	9,601,238
Series C, 5.50%	900,053	22,933,350
Annaly Capital Management, Inc.:
Series A, 7.875%	134,900	3,363,057
Series C, 7.625%	325,332	7,720,128
Series D, 7.50%	621,976	14,516,920
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	7,616,898
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	375,101	9,272,497
Apollo Residential Mortgage, Inc. Series A, 8.00%	284,843	6,181,093
Arbor Realty Trust, Inc.:
7.375% (c)	430,605	9,714,449
Series A, 8.25% (c)	189,089	4,350,938
Series B, 7.75% (c)	240,000	5,143,200
Series C, 8.50% (c)	100,000	2,380,000
Armour Residential REIT, Inc. Series B, 7.875%	153,654	3,046,959
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	47,000	1,040,110
Series E, 9.00%	140,751	3,359,726
Bluerock Residental Growth (REIT), Inc. Series A 8.25% (a)	120,000	3,042,000
Brandywine Realty Trust Series E, 6.90%	95,000	2,437,700
Campus Crest Communities, Inc. Series A, 8.00%	582,117	15,647,305
Capstead Mortgage Corp. Series E, 7.50%	202,984	4,755,915
CBL & Associates Properties, Inc.:
Series D, 7.375%	289,876	7,043,987
Series E, 6.625%	222,063	4,956,446
Cedar Shopping Centers, Inc. Series B, 7.25%	415,750	10,393,750
Chesapeake Lodging Trust Series A, 7.75%	266,916	6,801,020
Colony Financial, Inc.:
7.125%	461,815	9,097,756
Series A, 8.50%	283,920	6,856,668
Series B, 7.50%	108,867	2,309,069
Coresite Realty Corp. Series A, 7.25%	369,799	9,633,264
Corporate Office Properties Trust Series L, 7.375%	167,140	4,248,699
CubeSmart Series A, 7.75%	40,000	1,036,000
CYS Investments, Inc.:
Series A, 7.75%	117,824	2,709,952
Series B, 7.50%	496,667	11,224,674
DDR Corp.:
Series J, 6.50%	340,721	8,674,757
Series K, 6.25%	228,888	5,784,000
Digital Realty Trust, Inc.:
Series E, 7.00%	219,819	5,638,357
Series G, 5.875%	145,444	3,615,738
Series H, 7.375%	50,000	1,338,500
DuPont Fabros Technology, Inc. Series B, 7.625%	381,202	9,652,035
Dynex Capital, Inc.:
Series A, 8.50%	362,932	8,220,410
Series B, 7.625%	252,120	5,420,580
Equity Commonwealth Series E, 7.25%	648,952	16,554,766
Equity Lifestyle Properties, Inc. Series C, 6.75%	950,148	24,114,756
Essex Property Trust, Inc. Series H, 7.125%	40,000	1,012,800
First Potomac Realty Trust 7.75%	272,709	6,932,263
Five Oaks Investment Corp. Series A, 8.75%	142,000	2,203,840
General Growth Properties, Inc. Series A, 6.375%	166,463	4,269,776
Gladstone Commercial Corp. Series C, 7.125%	232,238	5,887,233
Hatteras Financial Corp. Series A, 7.625%	522,361	12,191,906
Hersha Hospitality Trust:
Series B, 8.00%	162,538	4,092,707
Series C, 6.875%	50,000	1,248,500
Hospitality Properties Trust Series D, 7.125%	40,800	1,059,168
Inland Real Estate Corp.:
Series A, 8.125%	466,000	11,701,260
Series B, 6.95%	245,100	6,164,265
Invesco Mortgage Capital, Inc.:
Series A, 7.75%	123,342	2,651,853
Series B, 7.75%	804,729	17,221,201
Investors Real Estate Trust Series B, 7.95%	126,572	3,264,292
iStar Financial, Inc.:
Series D, 8.00%	70,367	1,455,893
Series E, 7.875%	281,296	5,766,568
Series F, 7.80%	451,476	9,210,110
Series G, 7.65%	10,497	215,189
Kilroy Realty Corp.:
Series G, 6.875%	46,760	1,208,278
Series H, 6.375%	143,296	3,629,688
LaSalle Hotel Properties:
Series H, 7.50%	141,308	3,560,962
Series I, 6.375%	354,698	8,406,343
LBA Realty Fund II Series B, 7.625%	31,240	697,043
MFA Financial, Inc.:
8.00%	538,930	13,548,700
Series B, 7.50%	616,232	14,783,406
Monmouth Real Estate Investment Corp.:
Series A, 7.625%	80,000	2,113,600
Series B, 7.875%	95,000	2,527,000
National Retail Properties, Inc.:
5.70%	315,498	7,925,310
Series D, 6.625%	222,138	5,793,359
New York Mortgage Trust, Inc.:
7.875%	196,925	3,970,008
Series B, 7.75%	239,697	4,846,673
NorthStar Realty Finance Corp.:
Series A 8.75%	7,890	165,059
Series B, 8.25%	373,313	7,216,140
Series C, 8.875%	329,101	6,835,428
Series D, 8.50%	238,715	4,678,814
Series E, 8.75%	402,327	8,042,517
Pebblebrook Hotel Trust:
Series A, 7.875%	412,000	10,378,280
Series B, 8.00%	185,085	4,728,922
Series C, 6.50%	204,321	5,044,685
Pennsylvania (REIT) 7.375%	100,510	2,537,878
Prologis, Inc. Series Q, 8.54%	94,446	5,885,166
PS Business Parks, Inc.:
Series S, 6.45%	93,809	2,424,963
Series T, 6.00%	198,899	5,061,980
Series U, 5.75%	600	15,090
Public Storage 6.375%	122,000	3,307,420
RAIT Financial Trust:
7.125%	336,786	7,261,106
7.625%	224,590	4,166,145
Regency Centers Corp.:
Series 6, 6.625%	152,661	3,982,925
Series 7, 6.00%	176,250	4,480,275
Resource Capital Corp. 8.625%	156,870	2,643,260
Retail Properties America, Inc. 7.00%	394,411	9,919,437
Sabra Health Care REIT, Inc. Series A, 7.125%	318,623	8,048,417
Saul Centers, Inc. Series C, 6.875%	315,478	8,139,332
Stag Industrial, Inc.:
Series A, 9.00%	280,000	7,198,800
Series B, 6.625%	80,300	1,997,864
Summit Hotel Properties, Inc.:
Series A, 9.25%	138,340	3,591,306
Series B, 7.875%	190,173	4,925,481
Series C, 7.125%	153,212	3,700,070
Sun Communities, Inc. Series A, 7.125%	375,000	9,697,500
Sunstone Hotel Investors, Inc. Series D, 8.00%	129,723	3,275,506
Taubman Centers, Inc. Series K, 6.25%	157,322	3,995,979
Terreno Realty Corp. Series A, 7.75%	213,890	5,561,140
UMH Properties, Inc.:
8.00%	156,000	4,271,280
Series A, 8.25%	600,200	15,425,140
Urstadt Biddle Properties, Inc.:
6.75%	160,000	4,100,800
Series F, 7.125%	210,000	5,386,500
VEREIT, Inc. Series F, 6.70%	1,980,249	47,922,026
Wells Fargo Real Estate Investment Corp. 6.375%	137,600	3,657,408
Welltower, Inc. 6.50%	81,600	2,144,448
WP Glimcher, Inc.:
6.875%	256,115	6,300,429
7.50%	198,527	4,990,969
		775,513,338
Real Estate Management & Development - 0.2%
Kennedy-Wilson, Inc. 7.75%	321,574	8,167,980
TOTAL FINANCIALS		786,941,072
TOTAL PREFERRED STOCKS
(Cost $833,504,891)		816,322,648
	Principal Amount	Value

Corporate Bonds - 18.1%
Convertible Bonds - 5.0%
FINANCIALS - 5.0%
Consumer Finance - 0.0%
Zais Financial Partners LP 8% 11/15/16 (e)	2,000,000	1,916,250
Diversified Financial Services - 0.6%
RWT Holdings, Inc. 5.625% 11/15/19	27,540,000	24,613,875
Real Estate Investment Trusts - 3.6%
American Realty Capital Properties, Inc. 3.75% 12/15/20	8,160,000	7,328,700
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19	5,600,000	5,544,000
Blackstone Mortgage Trust, Inc. 5.25% 12/1/18	7,750,000	7,648,281
Campus Crest Communities Operating Partnership LP 4.75% 10/15/18 (e)	12,900,000	12,738,750
Colony Financial, Inc.:
3.875% 1/15/21	11,410,000	9,976,619
5% 4/15/23	19,383,000	17,481,043
Colony Starwood Homes 4.5% 10/15/17	1,965,000	1,947,806
PennyMac Corp. 5.375% 5/1/20	18,000,000	16,560,000
RAIT Financial Trust 4% 10/1/33	39,190,000	29,221,044
Redwood Trust, Inc. 4.625% 4/15/18	14,700,000	13,560,750
Resource Capital Corp.:
6% 12/1/18	3,490,000	3,202,075
8% 1/15/20	16,490,000	15,888,775
Spirit Realty Capital, Inc. 3.75% 5/15/21	2,400,000	2,322,000
Starwood Property Trust, Inc. 3.75% 10/15/17	3,230,000	3,161,363
		146,581,206
Thrifts & Mortgage Finance - 0.8%
IAS Operating Partnership LP 5% 3/15/18 (e)	34,810,000	32,764,913
TOTAL FINANCIALS		205,876,244
Nonconvertible Bonds - 13.1%
CONSUMER DISCRETIONARY - 3.8%
Hotels, Restaurants & Leisure - 0.4%
FelCor Lodging LP:
5.625% 3/1/23	2,000,000	1,997,500
6% 6/1/25	2,025,000	2,045,250
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	4,000,000	4,120,000
Times Square Hotel Trust 8.528% 8/1/26 (e)	7,697,500	9,125,270
		17,288,020
Household Durables - 3.4%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (e)	12,145,000	10,323,250
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)	3,660,000	3,211,650
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (e)	2,000,000	1,685,000
6.5% 12/15/20 (e)	1,615,000	1,461,575
Calatlantic Group, Inc.:
5.875% 11/15/24	3,250,000	3,371,875
8.375% 5/15/18	13,458,000	14,837,445
D.R. Horton, Inc.:
4.375% 9/15/22	4,175,000	4,154,125
4.75% 5/15/17	2,000,000	2,045,000
5.75% 8/15/23	2,510,000	2,641,775
KB Home:
8% 3/15/20	8,465,000	8,655,463
9.1% 9/15/17	4,985,000	5,333,950
Lennar Corp.:
4.125% 12/1/18	5,520,000	5,575,200
4.5% 6/15/19	1,830,000	1,875,750
4.5% 11/15/19	2,000,000	2,055,000
6.5% 4/15/16	4,000,000	4,025,000
6.95% 6/1/18	8,925,000	9,527,438
Meritage Homes Corp.:
6% 6/1/25	4,000,000	3,900,000
7% 4/1/22	7,525,000	7,713,125
7.15% 4/15/20	7,060,000	7,360,050
Ryland Group, Inc.:
6.625% 5/1/20	1,555,000	1,675,513
8.4% 5/15/17	5,420,000	5,772,300
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (e)	4,100,000	3,833,500
TRI Pointe Homes, Inc. 5.875% 6/15/24	3,890,000	3,773,300
WCI Communities, Inc. 6.875% 8/15/21	1,845,000	1,881,900
William Lyon Homes, Inc.:
7% 8/15/22	4,180,000	4,012,800
7% 8/15/22 (e)	1,000,000	960,000
8.5% 11/15/20	15,550,000	16,055,375
		137,717,359
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	1,300,000	1,329,250
TOTAL CONSUMER DISCRETIONARY		156,334,629
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	428,368	463,173
C&S Group Enterprises LLC 5.375% 7/15/22 (e)	2,505,000	2,267,025
		2,730,198
FINANCIALS - 8.6%
Diversified Financial Services - 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	3,680,000	3,289,000
6% 8/1/20	8,000,000	7,509,200
		10,798,200
Real Estate Investment Trusts - 5.6%
American Campus Communities Operating Partnership LP 4.125% 7/1/24	2,000,000	2,024,816
ARC Properties Operating Partnership LP 4.6% 2/6/24	10,165,000	9,567,806
CBL & Associates LP 5.25% 12/1/23	1,000,000	981,678
Corporate Office Properties LP 3.6% 5/15/23	5,000,000	4,647,390
Crown Castle International Corp. 5.25% 1/15/23	4,000,000	4,260,000
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	4,955,000	4,932,703
CubeSmart LP 4.8% 7/15/22	2,000,000	2,179,114
DDR Corp.:
7.5% 7/15/18	8,756,000	9,807,289
7.875% 9/1/20	4,637,000	5,617,424
9.625% 3/15/16	3,836,000	3,873,708
DuPont Fabros Technology LP 5.875% 9/15/21	1,000,000	1,030,000
Equity One, Inc. 6.25% 1/15/17	3,000,000	3,114,576
HCP, Inc. 4% 6/1/25	1,000,000	982,552
Health Care Property Investors, Inc.:
5.625% 5/1/17	2,980,000	3,114,139
6% 1/30/17	2,383,000	2,481,108
Health Care REIT, Inc.:
4% 6/1/25	1,551,000	1,545,148
4.125% 4/1/19	2,000,000	2,095,970
6.2% 6/1/16	2,750,000	2,793,799
Healthcare Realty Trust, Inc.:
3.75% 4/15/23	4,022,000	4,023,725
5.75% 1/15/21	3,095,000	3,453,308
Highwoods/Forsyth LP:
3.625% 1/15/23	1,607,000	1,593,038
5.85% 3/15/17	2,800,000	2,919,081
Hospitality Properties Trust:
5% 8/15/22	3,177,000	3,281,596
5.625% 3/15/17	915,000	944,884
HRPT Properties Trust:
6.25% 8/15/16	9,675,000	9,688,245
6.25% 6/15/17	1,055,000	1,089,462
6.65% 1/15/18	4,246,000	4,499,270
iStar Financial, Inc.:
3.875% 7/1/16	2,855,000	2,840,725
4% 11/1/17	15,210,000	14,335,425
5% 7/1/19	15,000,000	14,100,000
5.85% 3/15/17	3,587,000	3,649,773
5.875% 3/15/16	27,070,000	27,036,163
7.125% 2/15/18	5,725,000	5,682,063
9% 6/1/17	9,175,000	9,381,438
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22	3,610,000	3,664,150
6.875% 5/1/21	2,000,000	2,070,000
National Retail Properties, Inc. 3.3% 4/15/23	2,000,000	1,949,982
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	2,462,000	2,361,866
4.95% 4/1/24	2,898,000	2,942,302
Potlatch Corp. 7.5% 11/1/19	1,000,000	1,095,000
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20	2,000,000	2,357,732
Select Income REIT 4.5% 2/1/25	5,000,000	4,623,970
Senior Housing Properties Trust:
3.25% 5/1/19	2,882,000	2,905,370
4.75% 5/1/24	3,988,000	3,941,057
6.75% 4/15/20	13,624,000	15,249,098
6.75% 12/15/21	8,000,000	9,099,688
WP Carey, Inc. 4% 2/1/25	5,000,000	4,779,490
		230,607,121
Real Estate Management & Development - 2.1%
BioMed Realty LP 3.85% 4/15/16	2,000,000	2,010,694
CBRE Group, Inc.:
5% 3/15/23	6,020,000	6,072,344
5.25% 3/15/25	3,295,000	3,403,906
Forestar U.S.A. Real Estate Group 8.5% 6/1/22 (e)	16,365,000	15,014,888
Host Hotels & Resorts LP 5.25% 3/15/22	2,000,000	2,161,378
Howard Hughes Corp. 6.875% 10/1/21 (e)	11,715,000	11,715,000
Hunt Companies, Inc. 9.625% 3/1/21 (e)	7,460,000	6,676,700
Kennedy-Wilson, Inc. 5.875% 4/1/24	9,310,000	8,891,050
Mid-America Apartments LP:
3.75% 6/15/24	1,663,000	1,660,075
6.05% 9/1/16	2,500,000	2,559,108
Realogy Group LLC/Realogy Co.-Issuer Corp.:
4.5% 4/15/19 (e)	4,805,000	4,877,075
5.25% 12/1/21 (e)	6,620,000	6,744,125
Regency Centers LP 5.875% 6/15/17	300,000	316,422
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (e)	7,000,000	6,580,000
5.625% 3/1/24 (e)	2,270,000	2,062,863
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,262,000	2,373,286
Wells Operating Partnership II LP 5.875% 4/1/18	3,000,000	3,209,613
		86,328,527
Thrifts & Mortgage Finance - 0.6%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (e)	4,755,000	4,850,100
Ocwen Financial Corp. 6.625% 5/15/19	23,533,000	20,767,873
		25,617,973
TOTAL FINANCIALS		353,351,821
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	2,795,000	2,801,988
5.5% 2/1/21	12,305,000	12,551,100
		15,353,088
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17	3,050,000	3,042,375
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	4,000,000	4,060,000

TOTAL NONCONVERTIBLE BONDS		534,872,111

TOTAL CORPORATE BONDS
(Cost $753,065,588)		740,748,355

Asset-Backed Securities - 2.2%
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (e)	3,000,000	2,985,444
Series 2014-SFR3 Class E, 6.418% 12/17/36 (e)	9,025,000	9,086,254
Series 2015-SFR1:
Class E, 5.639% 4/17/52 (e)	1,999,310	1,901,946
Class F, 5.885% 4/17/52 (e)	2,000,000	1,827,407
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (e)	7,327,000	7,140,349
Class XS, 0% 10/17/45 (e)(f)	4,882,928	0
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.926% 3/20/50 (e)(g)	2,250,000	225
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (e)	759,673	767,270
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33	500,000	414,760
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (e)	305,034	151,541
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	5,337,922	5,552,900
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27	1,450,222	1,424,947
Series 1997-3 Class M1, 7.53% 3/15/28	6,696,417	6,716,635
Invitation Homes Trust:
Series 2013-SFR1 Class F, 4.068% 12/17/30 (e)(g)	1,750,000	1,664,629
Series 2014-SFR1:
Class E, 3.6005% 6/17/31 (e)(g)	10,000,000	9,609,619
Class F, 4.1005% 6/17/31 (e)(g)	9,504,000	8,987,591
Series 2014-SFR3:
Class E, 4.926% 12/17/31 (e)(g)	4,336,000	4,297,808
Class F, 5.426% 12/17/31 (e)(g)	2,215,000	2,153,830
Series 2015-SFR2 Class E, 3.5005% 6/17/32 (e)(g)	2,450,000	2,305,618
Series 2015-SFR3 Class F, 5.1005% 8/17/32 (e)(g)	2,000,000	1,924,643
Series 2015-SRF1 Class F, 4.6505% 3/17/32 (e)(g)	5,500,000	5,218,910
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	940,050	631,947
Merit Securities Corp. Series 13 Class M1, 7.8381% 12/28/33 (g)	1,923,000	2,008,306
Progress Residential Trust:
Series 2015-SFR1 Class E, 4.426% 2/17/32 (e)(g)	1,500,000	1,458,842
Series 2015-SFR3 Class F, 6.643% 11/12/32 (e)	2,940,000	2,962,736
Starwood Waypoint Residential Trust Series 2014-1 Class F, 4.9005% 1/17/32 (e)(g)	4,071,000	3,906,008
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9836% 2/5/36 (e)(g)	3,974,526	397
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6976% 11/21/40 (e)(g)	3,699,927	3,570,430
Class F, 2.3276% 11/21/40 (e)(g)	250,000	168,750
TOTAL ASSET-BACKED SECURITIES
(Cost $94,358,207)		88,839,742

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.2%
Countrywide Home Loans, Inc.:
Series 2002-R2 Class 2B3, 3.6495% 7/25/33 (e)(g)	162,845	25,079
Series 2003-R3 Class B2, 5.5% 11/25/33 (e)	634,005	24,646
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3578% 12/25/46 (e)(g)	4,500,000	4,927,085
Series 2010-K7 Class B, 5.4407% 4/25/20 (e)(g)	3,200,000	3,530,337
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)	585,313	594,503
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 12.2431% 6/10/35 (e)(g)	99,022	103,504
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (e)	9,277	8,611
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.6945% 12/10/35 (e)(g)	120,789	23,521
Series 2004-A Class B7, 4.4445% 2/10/36 (e)(g)	121,307	37,787
Series 2004-B Class B7, 4.1945% 2/10/36 (e)(g)	151,064	49,350

TOTAL PRIVATE SPONSOR		9,324,423

U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (b)	83,363	24,122
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.172% 2/25/42 (e)(g)	67,698	48,620
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.2244% 12/25/42 (b)(g)	111,429	15,918
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.1384% 6/25/43 (e)(g)	104,422	68,036
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 3.0163% 10/25/42 (e)(g)	46,599	12,307

TOTAL U.S. GOVERNMENT AGENCY		169,003

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $9,390,336)		9,493,426

Commercial Mortgage Securities - 14.0%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (e)	2,000,000	2,242,371
Banc of America Commercial Mortgage Trust:
Series 2005-1 Class CJ, 5.3381% 11/10/42 (g)	878,434	877,630
Series 2005-5 Class D, 5.3813% 10/10/45 (g)	3,795,800	3,794,992
Bank of America Commercial Mortgage Trust Series 2015-UBS7 Class D, 3.167% 9/15/48	1,000,000	685,276
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class F, 4.2844% 9/10/28 (e)(g)	4,074,000	3,519,794
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.62% 4/12/38 (e)(g)	2,520,000	2,581,207
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR11 Class AJ, 5.5101% 3/11/39 (g)	5,700,000	5,696,496
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.4596% 8/15/29 (e)(g)	2,500,000	2,324,962
Series 2014-CLMZ Class M, 6.1535% 8/15/29 (e)(g)	10,392,875	9,795,960
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 4.1755% 8/15/26 (e)(g)	2,500,000	2,492,103
Carefree Portfolio Trust floater Series 2014-CARE:
Class E, 4.426% 11/15/19 (e)(g)	4,905,000	4,838,375
Class F, 3.0097% 11/15/19 (e)(g)	1,650,000	1,573,272
Class MZA, 6.4025% 11/15/19 (e)(g)	16,217,000	15,994,738
CGBAM Commercial Mortgage Trust:
floater Series 2014-HD Class E, 3.3305% 2/15/31 (e)(g)	5,769,000	5,758,603
Series 2015-SMRT Class F, 3.7859% 4/10/28(e)(g)	5,746,000	5,264,023
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.1045% 9/10/46 (e)(g)	5,254,000	4,706,117
Series 2015-SHP2 Class E, 4.681% 7/15/27 (e)(g)	2,933,000	2,859,071
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (e)	7,300,000	5,509,079
Series 2012-CR5 Class D, 4.3374% 12/10/45 (e)(g)	2,000,000	1,900,687
Series 2013-CR10 Class D, 4.7911% 8/10/46 (e)(g)	2,000,000	1,760,587
Series 2013-CR12 Class D, 5.0842% 10/10/46 (e)(g)	4,500,000	4,125,294
Series 2013-CR9 Class D, 4.2572% 7/10/45 (e)(g)	4,255,000	3,722,473
Series 2013-LC6 Class D, 4.2855% 1/10/46 (e)(g)	3,870,000	3,413,010
Series 2014-UBS2 Class D, 5.0152% 3/10/47 (e)(g)	3,713,000	3,123,200
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (e)	1,552,481	1,505,252
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR1:
Class C, 5.3634% 5/15/45 (g)	1,000,000	1,062,188
Class D, 5.3634% 5/15/45 (e)(g)	5,550,000	5,424,024
Series 2012-CR2:
Class D, 4.8548% 8/15/45 (e)(g)	4,500,000	4,455,666
Class E, 4.8548% 8/15/45 (e)(g)	6,000,000	5,600,552
Series 2012-LC4:
Class C, 5.6447% 12/10/44 (g)	2,000,000	2,150,816
Class D, 5.6447% 12/10/44 (e)(g)	8,000,000	7,902,581
Core Industrial Trust Series 2015-TEXW Class F, 3.8487% 2/10/34 (e)(g)	6,565,000	5,858,272
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class F, 6% 5/17/40 (e)	971,589	1,006,474
Series 1998-C2 Class F, 6.75% 11/15/30 (e)	1,060,301	1,070,607
CSMC Trust floater Series 2015-DEAL:
Class E, 4.426% 4/15/29 (e)(g)	2,000,000	1,894,887
Class F, 5.176% 4/15/29 (e)(g)	5,053,000	4,841,413
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (e)(g)	10,853,000	9,929,594
DBUBS Mortgage Trust Series 2011-LC1A:
Class E, 5.6634% 11/10/46 (e)(g)	12,490,000	12,957,365
Class G, 4.652% 11/10/46 (e)	9,843,000	8,343,811
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (e)	500,000	500,252
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5754% 12/25/43 (f)(g)	12,206,096	1,387,971
Series K012 Class X3, 2.2509% 1/25/41 (f)(g)	20,716,172	2,141,698
Series K013 Class X3, 2.9064% 1/25/43 (f)(g)	14,360,000	1,825,452
Series KAIV Class X2, 3.6147% 6/25/46 (f)(g)	7,430,000	1,241,023
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.3822% 12/15/19 (e)(g)	5,607,000	5,183,435
Class FFX, 3.3822% 12/15/19 (e)(g)	8,032,000	7,169,205
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (g)	458,948	479,694
GP Portfolio Trust Series 2014-GPP Class E, 4.1805% 2/15/27 (e)(g)	2,823,000	2,768,531
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 7.5684% 7/10/38 (g)	3,080,229	3,090,530
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.0789% 8/10/43 (e)(g)	4,000,000	4,106,028
Class E, 4% 8/10/43 (e)	3,770,000	3,352,972
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.1881% 12/10/43 (e)(g)	3,000,000	2,964,030
Series 2011-GC5:
Class C, 5.3078% 8/10/44 (e)(g)	9,000,000	9,627,137
Class D, 5.3078% 8/10/44 (e)(g)	7,000,000	7,029,985
Class E, 5.3078% 8/10/44 (e)(g)	4,049,000	3,765,560
Class F, 4.5% 8/10/44 (e)	4,500,000	3,730,154
Series 2012-GC6:
Class C, 5.6314% 1/10/45 (e)(g)	3,600,000	3,808,214
Class D, 5.6314% 1/10/45 (e)(g)	2,000,000	1,939,969
Class E, 5% 1/10/45 (e)(g)	4,516,000	3,890,406
Series 2012-GCJ7:
Class C, 5.7229% 5/10/45 (g)	6,500,000	6,861,214
Class D, 5.7229% 5/10/45 (e)(g)	5,500,000	5,312,630
Class E, 5% 5/10/45 (e)	6,920,000	5,593,336
Series 2012-GCJ9 Class D, 4.8524% 11/10/45 (e)(g)	4,504,000	4,107,122
Series 2013-GC16:
Class D, 5.3158% 11/10/46 (e)(g)	3,750,000	3,359,346
Class F, 3.5% 11/10/46 (e)	7,303,000	5,227,035
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.5805% 7/15/29 (e)(g)	7,241,000	6,947,886
Series 2013-HLT Class EFX, 4.4533% 11/5/30 (e)(g)	5,000,000	4,993,814
Invitation Homes Trust floater Series 2013-SFR1 Class E, 3.068% 12/17/30 (e)(g)	1,500,000	1,427,129
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.4229% 1/12/37 (e)(g)	1,000,000	995,279
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (e)(g)	3,000,000	3,498,814
Class D, 7.4453% 12/5/27 (e)(g)	9,550,000	11,102,727
Series 2010-CNTR:
Class D, 6.1838% 8/5/32 (e)(g)	4,500,000	4,962,768
Class XB, 0.9305% 8/5/32 (e)(f)(g)	32,655,000	1,072,965
Series 2012-CBX:
Class C, 5.2377% 6/15/45 (g)	4,530,000	4,667,393
Class F, 4% 6/15/45 (e)	5,000,000	4,035,745
Class G 4% 6/15/45 (e)	4,044,000	2,816,098
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-FBLU Class E, 3.8305% 12/15/28 (e)(g)	2,406,000	2,370,857
Series 2014-INN:
Class E, 4.026% 6/15/29 (e)(g)	9,607,000	9,439,807
Class F, 4.426% 6/15/29 (e)(g)	9,618,000	9,417,957
Series 2005-LDP5 Class AJ, 5.4758% 12/15/44 (g)	54,979	54,945
Series 2011-C4 Class F, 3.873% 7/15/46 (e)	1,400,000	1,227,673
Series 2013-LC11:
Class D, 4.2384% 4/15/46 (g)	5,250,000	4,543,023
Class F, 3.25% 4/15/46 (e)(g)	2,518,000	1,647,056
Series 2014-DSTY Class E, 3.8046% 6/10/27 (e)(g)	2,525,000	2,307,361
Series 2015-UES Class F, 3.621% 9/5/32 (e)(g)	3,500,000	3,177,674
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (e)	874,381	818,778
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2006-C7 Class AM, 5.378% 11/15/38	2,040,000	2,080,036
Series 2006-C4:
Class A4, 5.8201% 6/15/38 (g)	3,520,012	3,528,955
Class AJ, 5.8401% 6/15/38 (g)	7,005,000	7,074,721
Class AM, 5.8401% 6/15/38 (g)	6,700,000	6,792,603
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 4.9783% 1/20/41 (e)(g)	3,000,000	2,737,147
Class E, 4.9783% 1/20/41 (e)(g)	4,800,000	3,854,782
Mach One Trust LLC Series 2004-1A Class H, 6.0648% 5/28/40 (e)(g)	479,012	477,815
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.6664% 5/12/39 (g)	1,200,000	1,204,301
Mezz Capital Commercial Mortgage Trust Series 2004-C1 Class IO, 8.8661% 1/15/37 (e)(f)(g)	348,229	21,416
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6573% 11/15/45 (e)(g)	2,000,000	1,840,773
Series 2013-C12 Class D, 4.7664% 10/15/46 (e)(g)	3,250,000	2,961,700
Series 2013-C13:
Class D, 4.8939% 11/15/46 (e)(g)	3,100,000	2,834,372
Class E, 4.8939% 11/15/46 (e)(g)	3,379,000	2,701,398
Series 2013-C7 Class E, 4.2965% 2/15/46 (e)(g)	1,000,000	845,463
Series 2013-C9 Class D, 4.1611% 5/15/46 (e)(g)	5,000,000	4,246,427
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41	8,200,000	8,337,647
Series 2012-C4 Class E, 5.5245% 3/15/45 (e)(g)	5,630,000	5,500,149
Series 1997-RR Class F, 7.4216% 4/30/39 (e)(g)	740,663	727,702
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)	2,386,972	2,389,695
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43	7,500,000	7,673,122
Series 2011-C1 Class C, 5.4382% 9/15/47 (e)(g)	4,000,000	4,283,740
Series 2011-C2:
Class D, 5.3028% 6/15/44 (e)(g)	4,610,000	4,776,664
Class E, 5.3028% 6/15/44 (e)(g)	9,600,000	9,594,948
Class F, 5.3028% 6/15/44 (e)(g)	4,440,000	4,128,554
Class XB, 0.4583% 6/15/44 (e)(f)(g)	63,708,222	1,589,170
Series 2011-C3:
Class C, 5.1783% 7/15/49 (e)(g)	2,000,000	2,117,105
Class D, 5.1783% 7/15/49 (e)(g)	7,400,000	7,456,765
Class G, 5.1783% 7/15/49 (e)(g)	3,283,000	2,675,801
Series 2012-C4 Class D, 5.5245% 3/15/45 (e)(g)	6,310,000	6,364,725
Series 2015-UBS8 Class D, 3.25% 12/15/48 (e)	5,013,000	3,491,237
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (e)	5,778,000	5,548,489
Class F, 5% 2/5/30 (e)	10,728,000	9,870,337
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (e)(g)	1,500,000	1,247,609
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	4,752,299	5,843,427
SCG Trust Series 2013-SRP1 Class D, 3.6742% 11/15/26 (e)(g)	1,000,000	971,188
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.5102% 8/15/39 (g)	884,336	887,598
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)	10,630,000	10,722,216
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5344% 5/10/45 (e)(g)	3,235,000	3,197,398
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2012-C3 Class A1, 0.726% 8/10/49	1,412,215	1,402,675
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8878% 1/10/45 (e)(g)	3,000,000	3,393,280
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (e)	2,540,000	2,829,192
Wachovia Bank Commercial Mortgage Trust Series 2004-C11 Class D, 5.1191% 1/15/41 (g)	5,177,000	5,257,930
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 Class D, 4.7768% 10/15/45 (e)(g)	9,999,000	9,260,385
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (e)	4,000,000	3,066,684
Series 2011-C3:
Class C, 5.335% 3/15/44 (e)	4,900,000	5,159,663
Class D, 5.5722% 3/15/44 (e)(g)	1,000,000	1,016,292
Class E, 5% 3/15/44 (e)	3,000,000	2,678,416
Series 2011-C5:
Class F, 5.25% 11/15/44 (e)(g)	3,000,000	2,416,400
Class G, 5.25% 11/15/44 (e)(g)	2,000,000	1,531,082
Series 2012-C10 Class E, 4.4542% 12/15/45 (e)(g)	4,090,000	3,088,721
Series 2012-C7:
Class D, 4.8377% 6/15/45 (e)(g)	2,380,000	2,363,987
Class F, 4.5% 6/15/45 (e)	2,000,000	1,688,720
Series 2013-C11:
Class D, 4.1794% 3/15/45 (e)(g)	5,830,000	5,041,972
Class E, 4.1794% 3/15/45 (e)(g)	4,780,000	3,844,105
Series 2013-C13 Class D, 4.1386% 5/15/45 (e)(g)	4,000,000	3,570,867
Series 2013-UBS1 Class D, 4.6299% 3/15/46 (e)(g)	1,668,000	1,481,765
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 4.0508% 11/15/29 (e)(g)	5,152,378	5,101,792
Class G, 3.3505% 11/15/29 (e)(g)	3,391,668	3,083,539
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $560,702,920)		574,426,162

Bank Loan Obligations - 6.8%
CONSUMER DISCRETIONARY - 2.8%
Hotels, Restaurants & Leisure - 2.1%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (g)	13,170,905	11,452,101
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (g)	10,143,093	8,384,991
Cooper Hotel Group 12% 11/6/17	13,156,538	13,814,365
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (g)	14,218,748	14,254,294
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (g)	2,150,000	2,115,063
Tranche B 1LN, term loan 3.5% 6/27/20 (g)	1,986,701	1,956,900
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (g)	14,821,555	14,787,317
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (g)	13,115,812	12,574,785
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (g)	6,438,522	6,213,174
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.5% 1/15/21 (g)	2,255,650	2,244,372
		87,797,362
Media - 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (g)	7,776,563	7,672,046
Multiline Retail - 0.4%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (g)	15,306,656	14,943,123
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 5.5% 10/11/18 (g)	6,181,627	6,173,900

TOTAL CONSUMER DISCRETIONARY		116,586,431

CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Albertson's LLC:
Tranche B 2LN, term loan 5.5% 3/21/19 (g)	5,084,922	5,031,225
Tranche B 3LN, term loan 5.125% 8/25/19 (g)	8,166,812	7,983,059
Tranche B 5LN, term loan 12/21/22 (h)	5,005,000	4,886,131
		17,900,415
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (g)	2,000,000	1,800,000
Panda Sherman Power, LLC term loan 9% 9/14/18 (g)	7,112,245	6,223,215
Panda Temple Power, LLC term loan 7.25% 4/3/19 (g)	8,580,000	7,293,000
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (g)	4,190,353	4,014,903
		19,331,118
FINANCIALS - 1.8%
Real Estate Investment Trusts - 0.3%
Starwood Property Trust, Inc. Tranche B, term loan 3.5% 4/17/20 (g)	10,767,409	10,583,501
Real Estate Management & Development - 1.3%
AmeriCold Reality Operating Partnership LP Tranche B, term loan 6.5% 12/1/22 (g)	8,345,000	8,324,138
CityCenter 8.74% 7/12/16 (g)	2,220,904	2,220,904
NorthStar Asset Management LP Tranche B 1LN, term loan 4.625% 1/29/23 (g)	5,010,000	4,834,650
Realogy Corp. Credit-Linked Deposit 4.6795% 10/10/16 (g)	418,475	412,198
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (g)	37,814,057	37,511,545
		53,303,435
Thrifts & Mortgage Finance - 0.2%
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (g)	7,680,832	7,666,469

TOTAL FINANCIALS		71,553,405

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc.:
Tranche F, term loan 3.6567% 12/31/18 (g)	1,985,000	1,951,632
Tranche H, term loan 4% 1/27/21 (g)	3,104,062	2,983,779
		4,935,411
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.3%
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (g)	3,930,000	3,507,525
Pilot Travel Centers LLC Tranche B, term loan 3.75% 10/3/21 (g)	7,200,000	7,198,200
		10,705,725
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (g)	5,635,081	5,547,061

TOTAL INDUSTRIALS		16,252,786

UTILITIES - 0.8%
Electric Utilities - 0.5%
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (g)	7,269,112	6,828,458
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (g)	3,344,688	3,252,709
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (g)	7,910,170	7,560,145
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (g)	2,742,300	2,701,166
		20,342,478
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. Tranche B 4LN, term loan 4% 10/31/20 (g)	1,960,000	1,900,220
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (g)	11,427,742	10,099,267
		11,999,487

TOTAL UTILITIES		32,341,965

TOTAL BANK LOAN OBLIGATIONS
(Cost $288,225,610)		278,901,531

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (e)	1,220,000	236,558
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)	500,000	250
TOTAL FINANCIALS
(Cost $1,297,768)		236,808
	Shares	Value

Money Market Funds - 7.7%
Fidelity Cash Central Fund, 0.38% (i)	315,432,448	315,432,448
Fidelity Securities Lending Cash Central Fund, 0.42% (i)(j)	836,900	836,900
TOTAL MONEY MARKET FUNDS
(Cost $316,269,348)		316,269,348
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $4,071,702,046)		4,095,652,086
NET OTHER ASSETS (LIABILITIES) - 0.1%		4,270,263
NET ASSETS - 100%		$4,099,922,349

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,626,683 or 0.1% of net assets.

 (c) Affiliated company

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $710,214,608 or 17.3% of net assets.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) The coupon rate will be determined upon settlement of the loan after period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$72,239
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.2244% 12/25/42	3/25/03	$66,253
Stanley Martin Communities LLC Class B	8/3/05 - 3/1/07	$4,244,623

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$276,541
Fidelity Securities Lending Cash Central Fund	12,966
Total	$289,507

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Realty Trust (SBI)	$119,299,759	$826,274	$--	$1,870,757	$128,067,631
Arbor Realty Trust, Inc.	20,991,789	--	75,982	920,693	20,002,767
Arbor Realty Trust, Inc. 7.375%	10,597,189	--	--	396,964	9,714,449
Arbor Realty Trust, Inc. Series A, 8.25%	4,814,206	--	--	194,998	4,350,938
Arbor Realty Trust, Inc. Series B, 7.75%	5,940,000	--	--	232,500	5,143,200
Arbor Realty Trust, Inc. Series C, 8.50%	2,578,000	--	--	106,250	2,380,000
Total	$164,220,943	$826,274	$75,982	$3,722,162	$169,658,985

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$5,586,643	$--	$--	$5,586,643
Financials	2,081,150,071	2,045,965,022	35,185,047	2
Corporate Bonds	740,748,355	--	740,748,355	--
Asset-Backed Securities	88,839,742	--	84,316,452	4,523,290
Collateralized Mortgage Obligations	9,493,426	--	9,164,040	329,386
Commercial Mortgage Securities	574,426,162	--	574,404,746	21,416
Bank Loan Obligations	278,901,531	--	262,454,064	16,447,467
Preferred Securities	236,808	--	--	236,808
Money Market Funds	316,269,348	316,269,348	--	--
Total Investments in Securities:	$4,095,652,086	$2,362,234,370	$1,706,272,704	$27,145,012

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	0.3%
AAA,AA,A	3.2%
BBB	7.7%
BB	10.2%
B	9.9%
CCC,CC,C	0.8%
D	0.0%
Not Rated	9.2%
Equities	50.9%
Short-Term Investments and Net Other Assets	7.8%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016
Assets
Investment in securities, at value (including securities loaned of $830,672) — See accompanying schedule: Unaffiliated issuers (cost $3,629,713,380)	$3,609,723,753
Fidelity Central Funds (cost $316,269,348)	316,269,348
Other affiliated issuers (cost $125,719,318)	169,658,985
Total Investments (cost $4,071,702,046)		$4,095,652,086
Cash		406,585
Receivable for investments sold		10,498,133
Receivable for fund shares sold		6,810,879
Dividends receivable		2,831,056
Interest receivable		16,631,028
Distributions receivable from Fidelity Central Funds		90,835
Prepaid expenses		7,239
Other receivables		6,404
Total assets		4,132,934,245
Liabilities
Payable for investments purchased	$22,893,903
Payable for fund shares redeemed	6,090,145
Accrued management fee	1,865,778
Distribution and service plan fees payable	336,650
Other affiliated payables	895,024
Other payables and accrued expenses	93,496
Collateral on securities loaned, at value	836,900
Total liabilities		33,011,896
Net Assets		$4,099,922,349
Net Assets consist of:
Paid in capital		$4,058,965,412
Undistributed net investment income		5,433,035
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,573,767
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		23,950,135
Net Assets		$4,099,922,349
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($502,555,910 ÷ 45,733,048 shares)		$10.99
Maximum offering price per share (100/96.00 of $10.99)		$11.45
Class T:
Net Asset Value and redemption price per share ($55,119,063 ÷ 5,012,997 shares)		$11.00
Maximum offering price per share (100/96.00 of $11.00)		$11.46
Class C:
Net Asset Value and offering price per share ($266,307,883 ÷ 24,437,854 shares)(a)		$10.90
Real Estate Income:
Net Asset Value, offering price and redemption price per share ($2,432,269,584 ÷ 220,305,689 shares)		$11.04
Class I:
Net Asset Value, offering price and redemption price per share ($843,669,909 ÷ 76,623,780 shares)		$11.01

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016
Investment Income
Dividends (including $3,722,162 earned from other affiliated issuers)		$57,796,227
Interest		54,330,088
Income from Fidelity Central Funds		289,507
Total income		112,415,822
Expenses
Management fee	$11,438,256
Transfer agent fees	4,677,965
Distribution and service plan fees	2,074,923
Accounting and security lending fees	666,667
Custodian fees and expenses	18,251
Independent trustees' compensation	9,217
Registration fees	92,142
Audit	92,436
Legal	8,157
Miscellaneous	11,803
Total expenses before reductions	19,089,817
Expense reductions	(38,726)	19,051,091
Net investment income (loss)		93,364,731
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,697,024
Other affiliated issuers	(10,109)
Foreign currency transactions	(103,705)
Total net realized gain (loss)		27,583,210
Change in net unrealized appreciation (depreciation) on: Investment securities	(192,848,074)
Assets and liabilities in foreign currencies	70,075
Total change in net unrealized appreciation (depreciation)		(192,777,999)
Net gain (loss)		(165,194,789)
Net increase (decrease) in net assets resulting from operations		$(71,830,058)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$93,364,731	$200,528,467
Net realized gain (loss)	27,583,210	54,207,307
Change in net unrealized appreciation (depreciation)	(192,777,999)	(52,184,229)
Net increase (decrease) in net assets resulting from operations	(71,830,058)	202,551,545
Distributions to shareholders from net investment income	(122,107,962)	(199,452,326)
Distributions to shareholders from net realized gain	(51,815,947)	(75,677,564)
Total distributions	(173,923,909)	(275,129,890)
Share transactions - net increase (decrease)	28,537,379	215,193,161
Redemption fees	122,503	424,938
Total increase (decrease) in net assets	(217,094,085)	143,039,754
Net Assets
Beginning of period	4,317,016,434	4,173,976,680
End of period (including undistributed net investment income of $5,433,035 and undistributed net investment income of $34,176,266, respectively)	$4,099,922,349	$4,317,016,434

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Income Fund Class A

	Six months ended	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.66	$11.86	$11.67	$11.26	$10.73	$9.94
Income from Investment Operations
Net investment income (loss)A	.25	.52	.49	.54	.52	.53
Net realized and unrealized gain (loss)	(.45)	.02	.44	.60	.61	.76
Total from investment operations	(.20)	.54	.93	1.14	1.13	1.29
Distributions from net investment income	(.33)	(.52)	(.50)	(.53)	(.51)	(.50)
Distributions from net realized gain	(.14)	(.21)	(.24)	(.20)	(.10)	–
Total distributions	(.47)	(.74)B	(.74)	(.73)	(.60)C	(.50)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$10.99	$11.66	$11.86	$11.67	$11.26	$10.73
Total ReturnE,F,G	(1.74)%	4.65%	8.49%	10.45%	11.24%	13.27%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.03%J	1.04%	1.06%	1.08%	1.12%	1.13%
Expenses net of fee waivers, if any	1.03%J	1.03%	1.05%	1.08%	1.12%	1.13%
Expenses net of all reductions	1.03%J	1.03%	1.05%	1.07%	1.11%	1.12%
Net investment income (loss)	4.36%J	4.40%	4.28%	4.62%	4.89%	5.00%
Supplemental Data
Net assets, end of period (000 omitted)	$502,556	$495,462	$442,271	$378,269	$137,352	$60,283
Portfolio turnover rateK	15%J	19%	29%	26%	27%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.74 per share is comprised of distributions from net investment income of $.523 and distributions from net realized gain of $.212 per share.

 C Total distributions of $.60 per share is comprised of distributions from net investment income of $.505 and distributions from net realized gain of $.097 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Income Fund Class T

	Six months ended	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.66	$11.86	$11.67	$11.26	$10.72	$9.94
Income from Investment Operations
Net investment income (loss)A	.25	.51	.49	.54	.52	.52
Net realized and unrealized gain (loss)	(.44)	.02	.43	.60	.62	.76
Total from investment operations	(.19)	.53	.92	1.14	1.14	1.28
Distributions from net investment income	(.32)	(.52)	(.50)	(.53)	(.50)	(.50)
Distributions from net realized gain	(.14)	(.21)	(.24)	(.20)	(.10)	–
Total distributions	(.47)B	(.73)	(.73)C	(.73)	(.60)	(.50)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$11.00	$11.66	$11.86	$11.67	$11.26	$10.72
Total ReturnE,F,G	(1.67)%	4.62%	8.44%	10.42%	11.33%	13.11%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.07%J	1.06%	1.08%	1.08%	1.11%	1.16%
Expenses net of fee waivers, if any	1.07%J	1.06%	1.08%	1.08%	1.11%	1.16%
Expenses net of all reductions	1.07%J	1.06%	1.07%	1.08%	1.11%	1.16%
Net investment income (loss)	4.33%J	4.37%	4.26%	4.61%	4.90%	4.96%
Supplemental Data
Net assets, end of period (000 omitted)	$55,119	$55,424	$48,164	$46,198	$26,143	$7,626
Portfolio turnover rateK	15%J	19%	29%	26%	27%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.47 per share is comprised of distributions from net investment income of $.324 and distributions from net realized gain of $.142 per share.

 C Total distributions of $.73 per share is comprised of distributions from net investment income of $.496 and distributions from net realized gain of $.236 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Income Fund Class C

	Six months ended	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.55	$11.77	$11.59	$11.20	$10.67	$9.93
Income from Investment Operations
Net investment income (loss)A	.20	.43	.40	.45	.44	.45
Net realized and unrealized gain (loss)	(.43)	.01	.43	.60	.62	.74
Total from investment operations	(.23)	.44	.83	1.05	1.06	1.19
Distributions from net investment income	(.28)	(.45)	(.42)	(.46)	(.43)	(.45)
Distributions from net realized gain	(.14)	(.21)	(.24)	(.20)	(.10)	–
Total distributions	(.42)	(.66)	(.65)B	(.66)	(.53)	(.45)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$10.90	$11.55	$11.77	$11.59	$11.20	$10.67
Total ReturnD,E,F	(2.02)%	3.82%	7.66%	9.66%	10.49%	12.25%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.79%I	1.79%	1.79%	1.81%	1.87%	1.89%
Expenses net of fee waivers, if any	1.79%I	1.78%	1.79%	1.81%	1.87%	1.89%
Expenses net of all reductions	1.78%I	1.78%	1.79%	1.81%	1.87%	1.89%
Net investment income (loss)	3.61%I	3.65%	3.54%	3.88%	4.14%	4.23%
Supplemental Data
Net assets, end of period (000 omitted)	$266,308	$291,387	$246,306	$204,012	$52,780	$21,555
Portfolio turnover rateJ	15%I	19%	29%	26%	27%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.65 per share is comprised of distributions from net investment income of $.417 and distributions from net realized gain of $.236 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Income Fund

	Six months ended	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.71	$11.91	$11.71	$11.29	$10.75	$9.95
Income from Investment Operations
Net investment income (loss)A	.26	.54	.52	.57	.54	.55
Net realized and unrealized gain (loss)	(.45)	.02	.44	.60	.62	.76
Total from investment operations	(.19)	.56	.96	1.17	1.16	1.31
Distributions from net investment income	(.34)	(.55)	(.53)	(.55)	(.52)	(.51)
Distributions from net realized gain	(.14)	(.21)	(.24)	(.20)	(.10)	–
Total distributions	(.48)	(.76)	(.76)B	(.75)	(.62)	(.51)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$11.04	$11.71	$11.91	$11.71	$11.29	$10.75
Total ReturnD,E	(1.61)%	4.84%	8.78%	10.71%	11.50%	13.41%
Ratios to Average Net AssetsF,G
Expenses before reductions	.84%H	.83%	.83%	.84%	.90%	.92%
Expenses net of fee waivers, if any	.84%H	.82%	.83%	.84%	.89%	.92%
Expenses net of all reductions	.84%H	.82%	.83%	.84%	.89%	.92%
Net investment income (loss)	4.55%H	4.61%	4.50%	4.85%	5.12%	5.21%
Supplemental Data
Net assets, end of period (000 omitted)	$2,432,270	$2,561,268	$2,627,382	$2,884,545	$2,252,149	$1,660,063
Portfolio turnover rateI	15%H	19%	29%	26%	27%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.76 per share is comprised of distributions from net investment income of $.525 and distributions from net realized gain of $.236 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Income Fund Class I

	Six months ended	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$11.88	$11.69	$11.28	$10.74	$9.95
Income from Investment Operations
Net investment income (loss)A	.26	.55	.52	.57	.55	.55
Net realized and unrealized gain (loss)	(.44)	.02	.44	.60	.62	.76
Total from investment operations	(.18)	.57	.96	1.17	1.17	1.31
Distributions from net investment income	(.34)	(.55)	(.53)	(.56)	(.53)	(.52)
Distributions from net realized gain	(.14)	(.21)	(.24)	(.20)	(.10)	–
Total distributions	(.49)B	(.77)C	(.77)	(.76)	(.63)	(.52)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$11.01	$11.68	$11.88	$11.69	$11.28	$10.74
Total ReturnE,F	(1.58)%	4.92%	8.76%	10.72%	11.62%	13.44%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I	.77%	.78%	.80%	.84%	.89%
Expenses net of fee waivers, if any	.77%I	.77%	.78%	.80%	.84%	.89%
Expenses net of all reductions	.77%I	.77%	.78%	.80%	.84%	.89%
Net investment income (loss)	4.62%I	4.66%	4.55%	4.89%	5.17%	5.24%
Supplemental Data
Net assets, end of period (000 omitted)	$843,670	$913,475	$809,854	$610,045	$217,435	$43,282
Portfolio turnover rateJ	15%I	19%	29%	26%	27%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.49 per share is comprised of distributions from net investment income of $.344 and distributions from net realized gain of $.142 per share.

 C Total distributions of $.77 per share is comprised of distributions from net investment income of $.554 and distributions from net realized gain of $.212 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2016

1. Organization.

Fidelity Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Real Estate Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, certain conversion ratio adjustments, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$334,852,544
Gross unrealized depreciation	(312,097,638)
Net unrealized appreciation (depreciation) on securities	$22,754,906
Tax cost	$4,072,897,180

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $297,303,556 and $387,535,386, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$606,187	$4,643
Class T	-%	.25%	69,476	–
Class C	.75%	.25%	1,399,260	254,178
			$2,074,923	$258,821

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$36,180
Class T	4,664
Class C(a)	17,718
$58,562

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$465,764.19
Class T	62,806.23
Class C	272,734.19
Real Estate Income	3,114,175.25
Class I	762,486.18
	$ 4,677,965

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,734 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,805 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $12,966. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $22,145 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,735.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $14,846.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Class A	$13,783,244	$21,010,715
Class T	1,575,598	2,305,119
Class C	6,852,507	10,465,476
Real Estate Income	74,108,924	122,206,251
Class I	25,787,689	43,464,765
Total	$122,107,962	$199,452,326
From net realized gain
Class A	$6,008,169	$7,958,848
Class T	680,042	875,220
Class C	3,527,228	4,645,932
Real Estate Income	30,805,486	46,720,433
Class I	10,795,022	15,477,131
Total	$51,815,947	$75,677,564

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	8,833,232	17,614,783	$99,136,860	$207,492,435
Reinvestment of distributions	1,654,994	2,253,682	18,423,230	26,209,333
Shares redeemed	(7,261,614)	(14,664,043)	(81,991,780)	(171,937,484)
Net increase (decrease)	3,226,612	5,204,422	$35,568,310	$61,764,284
Class T
Shares sold	585,301	1,551,308	$6,617,495	$18,286,948
Reinvestment of distributions	187,688	251,652	2,090,146	2,927,374
Shares redeemed	(512,341)	(1,110,729)	(5,798,010)	(13,074,996)
Net increase (decrease)	260,648	692,231	$2,909,631	$8,139,326
Class C
Shares sold	2,124,908	7,875,459	$23,840,323	$92,082,413
Reinvestment of distributions	822,712	1,105,279	9,089,251	12,763,694
Shares redeemed	(3,727,311)	(4,690,719)	(41,694,636)	(54,577,835)
Net increase (decrease)	(779,691)	4,290,019	$(8,765,062)	$50,268,272
Real Estate Income
Shares sold	22,973,738	51,184,144	$261,251,386	$605,520,317
Reinvestment of distributions	8,268,560	12,742,585	92,453,420	148,826,128
Shares redeemed	(29,628,387)	(65,882,524)	(336,288,502)	(777,479,294)
Net increase (decrease)	1,613,911	(1,955,795)	$17,416,304	$(23,132,849)
Class I
Shares sold	16,198,203	38,671,974	$182,574,922	$455,469,590
Reinvestment of distributions	2,502,407	3,704,065	27,905,962	43,129,998
Shares redeemed	(20,276,080)	(32,342,580)	(229,072,688)	(380,445,460)
Net increase (decrease)	(1,575,470)	10,033,459	$(18,591,804)	$118,154,128

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and the Shareholders of Fidelity Real Estate Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Income Fund (the Fund), a fund of Fidelity Securities Fund, including the schedule of investments, as of January 31, 2016, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended January 31, 2016 and for the year ended July 31, 2015, and the financial highlights for the six months ended January 31, 2016 and for each of the five years in the period ended July 31, 2015. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Real Estate Income Fund as of January 31, 2016, the results of its operations for the six months then ended, the changes in its net assets for the six months ended January 31, 2016 and for the year ended July 31, 2015, and the financial highlights for the six months ended January 31, 2016 and for each of the five years in the period ended July 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 18, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Class A	1.03%
Actual		$1,000.00	$982.60	$5.13
Hypothetical-C		$1,000.00	$1,019.96	$5.23
Class T	1.07%
Actual		$1,000.00	$983.30	$5.33
Hypothetical-C		$1,000.00	$1,019.76	$5.43
Class C	1.79%
Actual		$1,000.00	$979.80	$8.91
Hypothetical-C		$1,000.00	$1,016.14	$9.07
Real Estate Income	.84%
Actual		$1,000.00	$983.90	$4.19
Hypothetical-C		$1,000.00	$1,020.91	$4.27
Class I	.77%
Actual		$1,000.00	$984.20	$3.84
Hypothetical-C		$1,000.00	$1,021.27	$3.91

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

REI-SANN-0316
1.789716.112

Fidelity® Dividend Growth Fund Class K Semi-Annual Report January 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.2	4.7
Microsoft Corp.	3.5	2.5
Johnson & Johnson	3.4	2.6
General Electric Co.	2.9	2.6
Wells Fargo & Co.	2.5	2.5
JPMorgan Chase & Co.	2.5	2.9
Exxon Mobil Corp.	2.5	2.3
Alphabet, Inc. Class C	2.4	2.5
Medtronic PLC	2.2	2.0
Chevron Corp.	2.1	1.9
	28.2

Top Five Market Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.0	23.3
Financials	15.7	17.3
Consumer Staples	14.9	12.0
Health Care	13.4	15.2
Industrials	9.6	9.6

Asset Allocation (% of fund's net assets)

As of January 31, 2016*
Stocks	96.7%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 15.9%

As of July 31, 2015*
Stocks	97.5%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.4%

 * Foreign investments - 15.5%

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.0%
Diversified Consumer Services - 0.8%
H&R Block, Inc.	1,609,650	$54,809
Hotels, Restaurants & Leisure - 1.2%
Las Vegas Sands Corp.	616,500	27,804
Wyndham Worldwide Corp.	896,491	58,182
		85,986
Leisure Products - 0.2%
Vista Outdoor, Inc. (a)	260,300	12,549
Media - 1.7%
Altice NV Class A (a)	1,519,500	21,914
Comcast Corp. Class A	1,858,496	103,537
		125,451
Multiline Retail - 2.4%
Dillard's, Inc. Class A (b)	758,900	53,434
Target Corp.	1,649,500	119,457
		172,891
Specialty Retail - 2.2%
AutoZone, Inc. (a)	79,200	60,777
Foot Locker, Inc.	1,343,979	90,799
Staples, Inc.	884,700	7,892
		159,468
Textiles, Apparel & Luxury Goods - 0.5%
VF Corp.	583,100	36,502

TOTAL CONSUMER DISCRETIONARY		647,656

CONSUMER STAPLES - 14.9%
Beverages - 5.3%
Constellation Brands, Inc. Class A (sub. vtg.)	438,200	66,817
Dr. Pepper Snapple Group, Inc.	669,608	62,836
PepsiCo, Inc.	1,307,600	129,845
The Coca-Cola Co.	2,936,038	126,015
		385,513
Food & Staples Retailing - 4.0%
CVS Health Corp.	1,344,200	129,836
Kroger Co.	1,150,318	44,644
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	556,301	24,017
Walgreens Boots Alliance, Inc.	1,143,636	91,171
		289,668
Food Products - 0.7%
Greencore Group PLC	6,474,677	35,967
Hilton Food Group PLC	1,939,905	14,488
		50,455
Household Products - 2.1%
Procter & Gamble Co.	1,812,600	148,071
Personal Products - 0.2%
Edgewell Personal Care Co. (a)	178,800	13,233
Tobacco - 2.6%
British American Tobacco PLC (United Kingdom)	1,013,603	56,482
Imperial Tobacco Group PLC	956,063	51,767
Reynolds American, Inc.	1,638,300	81,833
		190,082

TOTAL CONSUMER STAPLES		1,077,022

ENERGY - 6.4%
Energy Equipment & Services - 0.1%
Baker Hughes, Inc.	265,200	11,539
Oil, Gas & Consumable Fuels - 6.3%
Chevron Corp.	1,722,700	148,962
Emerald Oil, Inc. warrants 2/4/16 (a)	8,559	0
Exxon Mobil Corp.	2,274,597	177,077
Imperial Oil Ltd.	1,899,100	58,224
Northern Oil & Gas, Inc. (a)	1,037,290	3,423
PrairieSky Royalty Ltd. (b)	971,100	13,822
Suncor Energy, Inc.	2,209,100	52,322
		453,830

TOTAL ENERGY		465,369

FINANCIALS - 15.7%
Banks - 10.8%
Bank of America Corp.	8,479,217	119,896
Citigroup, Inc.	2,158,161	91,894
JPMorgan Chase & Co.	3,046,535	181,269
PacWest Bancorp	1,236,200	45,381
SunTrust Banks, Inc.	1,400,000	51,212
U.S. Bancorp	2,678,069	107,283
Wells Fargo & Co.	3,613,193	181,491
		778,426
Capital Markets - 0.8%
Diamond Hill Investment Group, Inc.	77,538	13,108
Franklin Resources, Inc.	646,900	22,422
The Blackstone Group LP	765,384	20,107
		55,637
Consumer Finance - 0.5%
American Express Co.	631,200	33,769
Imperial Holdings, Inc. warrants 4/11/19 (a)	48,012	24
		33,793
Diversified Financial Services - 1.5%
McGraw Hill Financial, Inc.	965,827	82,115
MSCI, Inc. Class A	428,800	29,519
		111,634
Insurance - 1.4%
Chubb Ltd.	632,000	71,460
MetLife, Inc.	714,900	31,920
		103,380
Real Estate Investment Trusts - 0.7%
American Tower Corp.	576,800	54,415

TOTAL FINANCIALS		1,137,285

HEALTH CARE - 13.4%
Biotechnology - 2.3%
AbbVie, Inc.	1,558,200	85,545
Amgen, Inc.	535,810	81,834
		167,379
Health Care Equipment & Supplies - 2.6%
Medtronic PLC	2,113,603	160,465
The Cooper Companies, Inc.	199,584	26,175
		186,640
Health Care Providers & Services - 0.7%
McKesson Corp.	292,858	47,144
Health Care Technology - 0.3%
CompuGroup Medical AG	552,022	22,201
Pharmaceuticals - 7.5%
Allergan PLC (a)	213,100	60,612
Astellas Pharma, Inc.	2,833,000	39,227
Johnson & Johnson	2,356,043	246,065
Sanofi SA sponsored ADR	1,269,900	52,879
Shire PLC	457,100	25,640
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,974,300	121,380
		545,803

TOTAL HEALTH CARE		969,167

INDUSTRIALS - 9.6%
Aerospace & Defense - 2.4%
BWX Technologies, Inc.	2,487,600	74,479
General Dynamics Corp.	221,200	29,590
The Boeing Co.	550,100	66,084
		170,153
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	473,300	30,656
Commercial Services & Supplies - 0.1%
Deluxe Corp.	176,900	9,889
Construction & Engineering - 0.1%
Astaldi SpA	1,098,700	5,536
Electrical Equipment - 0.8%
AMETEK, Inc.	1,020,000	47,991
EnerSys	176,900	8,567
		56,558
Industrial Conglomerates - 5.7%
Danaher Corp.	1,275,892	110,556
General Electric Co.	7,077,900	205,967
Roper Technologies, Inc.	538,544	94,606
		411,129
Professional Services - 0.1%
CEB, Inc.	163,600	9,649

TOTAL INDUSTRIALS		693,570

INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 2.7%
Cisco Systems, Inc.	4,458,986	106,079
Qualcomm, Inc.	1,899,283	86,113
		192,192
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	584,494	33,410
Internet Software & Services - 2.4%
Alphabet, Inc. Class C	232,406	172,666
IT Services - 5.4%
Accenture PLC Class A	1,201,000	126,754
ASAC II LP (a)(c)	2,514,134	59,897
Fidelity National Information Services, Inc.	882,650	52,721
IBM Corp.	594,300	74,163
Leidos Holdings, Inc.	541,900	24,992
Total System Services, Inc.	1,059,500	42,550
Xerox Corp.	1,145,900	11,173
		392,250
Software - 6.0%
Activision Blizzard, Inc.	1,709,717	59,532
Micro Focus International PLC	1,907,363	37,779
Microsoft Corp.	4,547,016	250,495
Oracle Corp.	2,433,460	88,359
		436,165
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	3,127,618	304,443
EMC Corp.	3,230,700	80,024
HP, Inc.	3,446,600	33,466
Western Digital Corp.	369,400	17,724
		435,657

TOTAL INFORMATION TECHNOLOGY		1,662,340

MATERIALS - 2.8%
Chemicals - 2.4%
CF Industries Holdings, Inc.	1,004,800	30,144
E.I. du Pont de Nemours & Co.	1,163,900	61,407
LyondellBasell Industries NV Class A	799,000	62,298
PPG Industries, Inc.	223,600	21,269
		175,118
Containers & Packaging - 0.4%
Ball Corp.	360,100	24,065

TOTAL MATERIALS		199,183

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	3,831,300	138,157
TOTAL COMMON STOCKS
(Cost $6,259,314)		6,989,749
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $7,356)	7,356	6,779
	Shares	Value (000s)

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.38% (d)	232,465,069	232,465
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	25,057,121	25,057
TOTAL MONEY MARKET FUNDS
(Cost $257,522)		257,522
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $6,524,192)		7,254,050
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(25,635)
NET ASSETS - 100%		$7,228,415

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $59,897,000 or 0.8% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
ASAC II LP	10/10/13	$25,141

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$287
Fidelity Securities Lending Cash Central Fund	165
Total	$452

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$647,656	$625,742	$21,914	$--
Consumer Staples	1,077,022	918,318	158,704	--
Energy	465,369	465,369	--	--
Financials	1,137,285	1,137,261	24	--
Health Care	969,167	882,099	87,068	--
Industrials	693,570	688,034	5,536	--
Information Technology	1,662,340	1,564,664	37,779	59,897
Materials	199,183	199,183	--	--
Telecommunication Services	138,157	138,157	--	--
Corporate Bonds	6,779	--	6,779	--
Money Market Funds	257,522	257,522	--	--
Total Investments in Securities:	$7,254,050	$6,876,349	$317,804	$59,897

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$196,126
Level 2 to Level 1	$0

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.1%
Ireland	5.3%
United Kingdom	2.2%
Israel	2.0%
Canada	1.7%
Switzerland	1.5%
Netherlands	1.2%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $24,830) — See accompanying schedule: Unaffiliated issuers (cost $6,266,670)	$6,996,528
Fidelity Central Funds (cost $257,522)	257,522
Total Investments (cost $6,524,192)		$7,254,050
Receivable for fund shares sold		2,392
Dividends receivable		6,837
Interest receivable		94
Distributions receivable from Fidelity Central Funds		97
Prepaid expenses		14
Other receivables		493
Total assets		7,263,977
Liabilities
Payable for fund shares redeemed	$6,500
Accrued management fee	2,503
Other affiliated payables	988
Other payables and accrued expenses	514
Collateral on securities loaned, at value	25,057
Total liabilities		35,562
Net Assets		$7,228,415
Net Assets consist of:
Paid in capital		$6,546,766
Undistributed net investment income		6,417
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(54,589)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		729,821
Net Assets		$7,228,415
Dividend Growth:
Net Asset Value, offering price and redemption price per share ($5,613,552 ÷ 195,116 shares)		$28.77
Class K:
Net Asset Value, offering price and redemption price per share ($1,614,863 ÷ 56,187 shares)		$28.74

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$81,103
Interest		110
Income from Fidelity Central Funds		452
Total income		81,665
Expenses
Management fee
Basic fee	$21,268
Performance adjustment	(3,696)
Transfer agent fees	5,419
Accounting and security lending fees	602
Custodian fees and expenses	68
Independent trustees' compensation	18
Registration fees	30
Audit	48
Legal	21
Miscellaneous	22
Total expenses before reductions	23,800
Expense reductions	(105)	23,695
Net investment income (loss)		57,970
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,132)
Foreign currency transactions	(3)
Total net realized gain (loss)		(4,135)
Change in net unrealized appreciation (depreciation) on: Investment securities	(749,057)
Assets and liabilities in foreign currencies	(17)
Total change in net unrealized appreciation (depreciation)		(749,074)
Net gain (loss)		(753,209)
Net increase (decrease) in net assets resulting from operations		$(695,239)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,970	$125,774
Net realized gain (loss)	(4,135)	767,929
Change in net unrealized appreciation (depreciation)	(749,074)	(102,174)
Net increase (decrease) in net assets resulting from operations	(695,239)	791,529
Distributions to shareholders from net investment income	(116,882)	(124,133)
Distributions to shareholders from net realized gain	(571,365)	(1,267,766)
Total distributions	(688,247)	(1,391,899)
Share transactions - net increase (decrease)	195,516	479,167
Total increase (decrease) in net assets	(1,187,970)	(121,203)
Net Assets
Beginning of period	8,416,385	8,537,588
End of period (including undistributed net investment income of $6,417 and undistributed net investment income of $65,329, respectively)	$7,228,415	$8,416,385

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Dividend Growth Fund

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$34.46	$37.27	$35.33	$28.61	$28.96	$23.84
Income from Investment Operations
Net investment income (loss)A	.22	.49	.56	.40	.20	.12
Net realized and unrealized gain (loss)	(3.09)	2.71	4.98	7.12	(.41)	5.23
Total from investment operations	(2.87)	3.20	5.54	7.52	(.21)	5.35
Distributions from net investment income	(.47)	(.51)	(.37)	(.30)	(.12)	(.15)
Distributions from net realized gain	(2.36)	(5.49)	(3.23)	(.50)	(.02)	(.08)
Total distributions	(2.82)B	(6.01)C	(3.60)	(.80)	(.14)	(.23)
Net asset value, end of period	$28.77	$34.46	$37.27	$35.33	$28.61	$28.96
Total ReturnD,E	(8.46)%	9.54%	17.30%	26.83%	(.67)%	22.57%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.69%	.56%	.63%	.91%	.93%
Expenses net of fee waivers, if any	.64%H	.68%	.56%	.63%	.91%	.93%
Expenses net of all reductions	.64%H	.68%	.56%	.62%	.91%	.93%
Net investment income (loss)	1.47%H	1.43%	1.58%	1.26%	.75%	.44%
Supplemental Data
Net assets, end of period (in millions)	$5,614	$6,474	$6,481	$6,633	$5,905	$9,309
Portfolio turnover rateI	37%H	64%	99%	69%	63%J	67%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.82 per share is comprised of distributions from net investment income of $.465 and distributions from net realized gain of $2.358 per share.

 C Total distributions of $6.01 per share is comprised of distributions from net investment income of $.512 and distributions from net realized gain of $5.493 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Dividend Growth Fund Class K

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$34.45	$37.27	$35.34	$28.62	$28.98	$23.86
Income from Investment Operations
Net investment income (loss)A	.24	.53	.60	.45	.25	.17
Net realized and unrealized gain (loss)	(3.09)	2.70	4.97	7.12	(.43)	5.22
Total from investment operations	(2.85)	3.23	5.57	7.57	(.18)	5.39
Distributions from net investment income	(.50)	(.56)	(.42)	(.35)	(.17)	(.20)
Distributions from net realized gain	(2.36)	(5.49)	(3.23)	(.50)	(.02)	(.08)
Total distributions	(2.86)	(6.05)	(3.64)B	(.85)	(.18)C	(.27)D
Net asset value, end of period	$28.74	$34.45	$37.27	$35.34	$28.62	$28.98
Total ReturnE,F	(8.41)%	9.65%	17.44%	27.04%	(.52)%	22.79%
Ratios to Average Net AssetsG,H
Expenses before reductions	.52%I	.57%	.44%	.48%	.75%	.78%
Expenses net of fee waivers, if any	.52%I	.57%	.43%	.48%	.75%	.78%
Expenses net of all reductions	.52%I	.57%	.43%	.47%	.75%	.77%
Net investment income (loss)	1.59%I	1.54%	1.70%	1.41%	.91%	.60%
Supplemental Data
Net assets, end of period (in millions)	$1,615	$1,942	$2,057	$1,639	$1,221	$634
Portfolio turnover rateJ	37%I	64%	99%	69%	63%K	67%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $3.64 per share is comprised of distributions from net investment income of $.419 and distributions from net realized gain of $3.225 per share.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.015 per share.

 D Total distributions of $.27 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.077 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Dividend Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Dividend Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,230,601
Gross unrealized depreciation	(510,032)
Net unrealized appreciation (depreciation) on securities	$720,569
Tax cost	$6,533,481

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,410,109 and $1,871,807, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Dividend Growth as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .45% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Dividend Growth, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Dividend Growth	$5,005.17
Class K	414.05
	$5,419

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $42 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $165. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $76 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $28.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Dividend Growth	$88,523	$92,079
Class K	28,359	32,054
Total	$116,882	$124,133
From net realized gain
Dividend Growth	$440,809	$962,404
Class K	130,556	305,362
Total	$571,365	$1,267,766

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Dividend Growth
Shares sold	4,183	10,859	$128,328	$370,250
Reinvestment of distributions	17,089	30,298	505,767	1,009,516
Shares redeemed	(14,015)	(27,183)	(428,093)	(929,933)
Net increase (decrease)	7,257	13,974	$206,002	$449,833
Class K
Shares sold	3,434	9,521	$104,803	$325,624
Reinvestment of distributions	5,375	10,135	158,915	337,416
Shares redeemed	(8,996)	(18,467)	(274,204)	(633,706)
Net increase (decrease)	(187)	1,189	$(10,486)	$29,334

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Dividend Growth	.64%
Actual		$1,000.00	$915.40	$3.08
Hypothetical-C		$1,000.00	$1,021.92	$3.25
Class K	.52%
Actual		$1,000.00	$915.90	$2.50
Hypothetical-C		$1,000.00	$1,022.52	$2.64

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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DGF-K-SANN-0316
1.863068.107

Fidelity® Small Cap Value Fund Semi-Annual Report January 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Store Capital Corp.	3.5	2.6
ProAssurance Corp.	2.8	2.4
Silgan Holdings, Inc.	2.7	2.6
Universal Corp.	2.7	2.4
CVB Financial Corp.	2.6	2.5
First Niagara Financial Group, Inc.	2.6	2.2
World Fuel Services Corp.	2.5	2.2
Aspen Insurance Holdings Ltd.	2.5	2.7
Genesee & Wyoming, Inc. Class A	2.4	0.0
Allied World Assurance Co. Holdings AG	2.4	0.0
	26.7

Top Five Market Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	40.4	41.0
Industrials	13.0	13.2
Consumer Discretionary	12.0	9.3
Information Technology	11.3	12.9
Health Care	6.6	6.8

Asset Allocation (% of fund's net assets)

As of January 31, 2016*
Stocks	99.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 14.2%

As of July 31, 2015*
Stocks	99.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 11.2%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 1.7%
Standard Motor Products, Inc. (a)	1,183,301	$44,148,960
Hotels, Restaurants & Leisure - 2.4%
DineEquity, Inc.	750,000	63,690,000
Multiline Retail - 2.2%
Dillard's, Inc. Class A (b)	850,000	59,848,500
Specialty Retail - 5.3%
Aarons, Inc. Class A	2,045,100	46,791,888
Genesco, Inc. (c)	616,728	40,790,390
Hibbett Sports, Inc. (a)(b)(c)	1,625,600	52,279,296
		139,861,574
Textiles, Apparel & Luxury Goods - 0.4%
Vera Bradley, Inc. (c)	750,000	11,085,000

TOTAL CONSUMER DISCRETIONARY		318,634,034

CONSUMER STAPLES - 3.4%
Food Products - 0.7%
Post Holdings, Inc. (c)	300,000	17,550,000
Tobacco - 2.7%
Universal Corp. (a)(b)	1,308,239	71,599,920

TOTAL CONSUMER STAPLES		89,149,920

ENERGY - 4.7%
Energy Equipment & Services - 2.0%
Hornbeck Offshore Services, Inc. (b)(c)	1,600,000	13,008,000
ShawCor Ltd. Class A	1,800,000	38,867,871
		51,875,871
Oil, Gas & Consumable Fuels - 2.7%
Northern Oil & Gas, Inc. (b)(c)	1,958,249	6,462,222
World Fuel Services Corp.	1,700,000	66,215,000
		72,677,222

TOTAL ENERGY		124,553,093

FINANCIALS - 40.4%
Banks - 11.7%
Associated Banc-Corp.	2,846,535	49,956,689
CVB Financial Corp. (b)	4,500,010	68,895,153
First Citizen Bancshares, Inc.	140,370	34,539,442
First Citizen Bancshares, Inc. Class A (c)	180,954	44,525,541
First Niagara Financial Group, Inc.	7,000,000	68,530,000
UMB Financial Corp.	898,691	42,148,608
		308,595,433
Capital Markets - 5.3%
Federated Investors, Inc. Class B (non-vtg.)	2,199,963	55,637,064
OM Asset Management Ltd.	3,200,001	36,192,011
Waddell & Reed Financial, Inc. Class A	1,750,000	48,020,000
		139,849,075
Insurance - 11.6%
Allied World Assurance Co. Holdings AG	1,750,000	64,032,500
Aspen Insurance Holdings Ltd.	1,413,257	65,730,583
Endurance Specialty Holdings Ltd.	902,400	55,885,632
First American Financial Corp.	1,421,287	48,849,634
ProAssurance Corp.	1,468,200	73,586,184
		308,084,533
Real Estate Investment Trusts - 7.9%
National Retail Properties, Inc. (b)	450,000	19,323,000
Potlatch Corp.	200,630	5,786,169
Rouse Properties, Inc. (a)(b)	3,000,000	52,500,000
Sabra Health Care REIT, Inc.	2,042,700	37,503,972
Store Capital Corp.	3,750,000	92,962,501
		208,075,642
Real Estate Management & Development - 2.0%
Kennedy Wilson Europe Real Estate PLC	3,409,540	54,378,646
Thrifts & Mortgage Finance - 1.9%
Washington Federal, Inc.	2,323,600	49,608,860

TOTAL FINANCIALS		1,068,592,189

HEALTH CARE - 6.6%
Health Care Equipment & Supplies - 1.0%
Integra LifeSciences Holdings Corp. (c)	439,597	27,013,236
Health Care Providers & Services - 3.8%
Civitas Solutions, Inc. (a)(c)	2,451,897	58,992,642
Team Health Holdings, Inc. (c)	1,000,000	40,870,000
		99,862,642
Health Care Technology - 0.7%
Cegedim SA (c)	670,247	20,017,720
Pharmaceuticals - 1.1%
Innoviva, Inc.	2,831,853	28,375,167

TOTAL HEALTH CARE		175,268,765

INDUSTRIALS - 13.0%
Aerospace & Defense - 1.9%
Moog, Inc. Class A (c)	1,100,000	50,963,000
Commercial Services & Supplies - 1.4%
Essendant, Inc.	1,242,998	37,115,920
Electrical Equipment - 2.1%
AZZ, Inc.	500,000	25,740,000
EnerSys	600,000	29,058,000
		54,798,000
Machinery - 3.7%
Hillenbrand, Inc.	500,000	13,540,000
Mueller Industries, Inc.	2,100,000	53,445,000
Valmont Industries, Inc. (b)	295,000	31,444,050
		98,429,050
Road & Rail - 2.4%
Genesee & Wyoming, Inc. Class A (c)	1,300,000	64,454,000
Trading Companies & Distributors - 1.5%
WESCO International, Inc. (b)(c)	960,033	38,766,133

TOTAL INDUSTRIALS		344,526,103

INFORMATION TECHNOLOGY - 11.3%
Electronic Equipment & Components - 5.7%
Ingram Micro, Inc. Class A	1,800,000	50,760,000
SYNNEX Corp.	527,200	44,258,440
Tech Data Corp. (c)	900,000	56,160,000
		151,178,440
Internet Software & Services - 3.2%
Cimpress NV (b)(c)	528,100	41,466,412
j2 Global, Inc.	574,300	41,642,493
		83,108,905
IT Services - 1.7%
CACI International, Inc. Class A (c)	540,400	44,891,028
Software - 0.7%
SS&C Technologies Holdings, Inc.	300,000	19,287,000

TOTAL INFORMATION TECHNOLOGY		298,465,373

MATERIALS - 3.5%
Containers & Packaging - 2.7%
Silgan Holdings, Inc.	1,370,000	72,431,900
Metals & Mining - 0.8%
Compass Minerals International, Inc.	290,052	21,710,392

TOTAL MATERIALS		94,142,292

UTILITIES - 4.5%
Electric Utilities - 4.5%
El Paso Electric Co.	1,524,121	62,382,273
IDACORP, Inc.	822,000	57,202,980
		119,585,253
TOTAL COMMON STOCKS
(Cost $2,511,983,311)		2,632,917,022

Money Market Funds - 5.0%
Fidelity Cash Central Fund, 0.38% (d)	7,686,167	7,686,167
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	124,346,925	124,346,925
TOTAL MONEY MARKET FUNDS
(Cost $132,033,092)		132,033,092
TOTAL INVESTMENT PORTFOLIO - 104.4%
(Cost $2,644,016,403)		2,764,950,114
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(117,765,989)
NET ASSETS - 100%		$2,647,184,125

Legend

 (a) Affiliated company

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,747
Fidelity Securities Lending Cash Central Fund	917,702
Total	$943,449

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Civitas Solutions, Inc.	$66,136,343	$--	$13,660,090	$--	$58,992,642
Hibbett Sports, Inc.	11,341,950	55,985,079	2,178,105	--	52,279,296
Rouse Properties, Inc.	76,560,000	--	23,770,281	438,063	52,500,000
Standard Motor Products, Inc.	43,273,318	--	--	354,990	44,148,960
Universal Corp.	68,930,035	4,859,141	--	1,373,651	71,599,920
Total	$266,241,646	$60,844,220	$39,608,476	$2,166,704	$279,520,818

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$318,634,034	$318,634,034	$--	$--
Consumer Staples	89,149,920	89,149,920	--	--
Energy	124,553,093	124,553,093	--	--
Financials	1,068,592,189	1,014,213,543	54,378,646	--
Health Care	175,268,765	155,251,045	20,017,720	--
Industrials	344,526,103	344,526,103	--	--
Information Technology	298,465,373	298,465,373	--	--
Materials	94,142,292	94,142,292	--	--
Utilities	119,585,253	119,585,253	--	--
Money Market Funds	132,033,092	132,033,092	--	--
Total Investments in Securities:	$2,764,950,114	$2,690,553,748	$74,396,366	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$76,991,539
Level 2 to Level 1	$0

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.8%
Bermuda	4.6%
Switzerland	2.4%
Bailiwick of Jersey	2.0%
Netherlands	1.6%
Canada	1.5%
United Kingdom	1.4%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $126,372,798) — See accompanying schedule: Unaffiliated issuers (cost $2,257,670,042)	$2,353,396,204
Fidelity Central Funds (cost $132,033,092)	132,033,092
Other affiliated issuers (cost $254,313,269)	279,520,818
Total Investments (cost $2,644,016,403)		$2,764,950,114
Receivable for investments sold		46,449,057
Receivable for fund shares sold		2,104,092
Dividends receivable		1,972,351
Distributions receivable from Fidelity Central Funds		184,289
Prepaid expenses		4,733
Other receivables		7,953
Total assets		2,815,672,589
Liabilities
Payable for investments purchased	$36,727,025
Payable for fund shares redeemed	4,651,132
Accrued management fee	2,025,863
Distribution and service plan fees payable	122,582
Other affiliated payables	582,300
Other payables and accrued expenses	32,637
Collateral on securities loaned, at value	124,346,925
Total liabilities		168,488,464
Net Assets		$2,647,184,125
Net Assets consist of:
Paid in capital		$2,404,244,806
Undistributed net investment income		1,931,109
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		120,075,104
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		120,933,106
Net Assets		$2,647,184,125
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($202,645,428 ÷ 12,830,231 shares)		$15.79
Maximum offering price per share (100/94.25 of $15.79)		$16.75
Class T:
Net Asset Value and redemption price per share ($79,395,746 ÷ 5,128,305 shares)		$15.48
Maximum offering price per share (100/96.50 of $15.48)		$16.04
Class B:
Net Asset Value and offering price per share ($2,463,431 ÷ 168,841 shares)(a)		$14.59
Class C:
Net Asset Value and offering price per share ($55,258,599 ÷ 3,778,811 shares)(a)		$14.62
Small Cap Value:
Net Asset Value, offering price and redemption price per share ($1,973,618,546 ÷ 122,989,122 shares)		$16.05
Class I:
Net Asset Value, offering price and redemption price per share ($333,802,375 ÷ 20,796,332 shares)		$16.05

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends (including $2,166,704 earned from other affiliated issuers)		$25,160,403
Income from Fidelity Central Funds		943,449
Total income		26,103,852
Expenses
Management fee
Basic fee	$9,619,395
Performance adjustment	3,197,803
Transfer agent fees	3,125,757
Distribution and service plan fees	809,143
Accounting and security lending fees	416,808
Custodian fees and expenses	14,720
Independent trustees' compensation	6,108
Registration fees	99,766
Audit	33,967
Legal	5,172
Miscellaneous	7,530
Total expenses before reductions	17,336,169
Expense reductions	(18,541)	17,317,628
Net investment income (loss)		8,786,224
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	159,265,356
Other affiliated issuers	5,363,625
Foreign currency transactions	(26,557)
Total net realized gain (loss)		164,602,424
Change in net unrealized appreciation (depreciation) on: Investment securities	(400,477,145)
Assets and liabilities in foreign currencies	(606)
Total change in net unrealized appreciation (depreciation)		(400,477,751)
Net gain (loss)		(235,875,327)
Net increase (decrease) in net assets resulting from operations		$(227,089,103)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,786,224	$20,225,902
Net realized gain (loss)	164,602,424	285,516,597
Change in net unrealized appreciation (depreciation)	(400,477,751)	14,012,997
Net increase (decrease) in net assets resulting from operations	(227,089,103)	319,755,496
Distributions to shareholders from net investment income	(21,953,606)	(9,146,893)
Distributions to shareholders from net realized gain	(264,174,606)	(322,480,172)
Total distributions	(286,128,212)	(331,627,065)
Share transactions - net increase (decrease)	351,373,003	(16,898,248)
Redemption fees	94,271	149,785
Total increase (decrease) in net assets	(161,750,041)	(28,620,032)
Net Assets
Beginning of period	2,808,934,166	2,837,554,198
End of period (including undistributed net investment income of $1,931,109 and undistributed net investment income of $15,098,491, respectively)	$2,647,184,125	$2,808,934,166

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Value Fund Class A

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$19.14	$19.29	$19.96	$14.86	$15.48	$13.45
Income from Investment Operations
Net investment income (loss)A	.04	.10B	.03	.07	.01	.01C
Net realized and unrealized gain (loss)	(1.54)	2.01	1.24	5.57	.30	2.22
Total from investment operations	(1.50)	2.11	1.27	5.64	.31	2.23
Distributions from net investment income	(.11)	(.02)	(.01)	(.07)	(.01)	(.08)
Distributions from net realized gain	(1.75)	(2.25)	(1.93)	(.47)	(.93)	(.12)
Total distributions	(1.85)D	(2.26)E	(1.94)	(.54)	(.93)F	(.20)
Redemption fees added to paid in capitalA,G	–	–	–	–	–	–
Net asset value, end of period	$15.79	$19.14	$19.29	$19.96	$14.86	$15.48
Total ReturnH,I,J	(8.30)%	11.86%	6.83%	39.09%	3.24%	16.72%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.44%M	1.42%	1.36%	1.36%	1.44%	1.44%
Expenses net of fee waivers, if any	1.44%M	1.39%	1.35%	1.36%	1.44%	1.43%
Expenses net of all reductions	1.44%M	1.39%	1.34%	1.36%	1.44%	1.43%
Net investment income (loss)	.46%M	.52%B	.13%	.41%	.09%	.06%C
Supplemental Data
Net assets, end of period (000 omitted)	$202,645	$235,844	$258,183	$275,265	$150,285	$140,707
Portfolio turnover rateN	33 %M	34%	26%O	29%	27%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .26%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31) %.

 D Total distributions of $1.85 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $1.747 per share.

 E Total distributions of $2.26 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $2.248 per share.

 F Total distributions of $.93 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.925 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Value Fund Class T

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.78	$18.98	$19.70	$14.70	$15.34	$13.34
Income from Investment Operations
Net investment income (loss)A	.02	.05B	(.02)	.03	(.02)	(.03)C
Net realized and unrealized gain (loss)	(1.51)	1.98	1.23	5.50	.31	2.20
Total from investment operations	(1.49)	2.03	1.21	5.53	.29	2.17
Distributions from net investment income	(.06)	–	–	(.06)	–	(.05)
Distributions from net realized gain	(1.75)	(2.23)	(1.93)	(.47)	(.93)	(.12)
Total distributions	(1.81)	(2.23)	(1.93)	(.53)	(.93)	(.17)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$15.48	$18.78	$18.98	$19.70	$14.70	$15.34
Total ReturnE,F,G	(8.42)%	11.58%	6.58%	38.70%	3.08%	16.36%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.68%J	1.67%	1.61%	1.60%	1.67%	1.70%
Expenses net of fee waivers, if any	1.68%J	1.64%	1.59%	1.60%	1.67%	1.69%
Expenses net of all reductions	1.68%J	1.63%	1.59%	1.59%	1.67%	1.69%
Net investment income (loss)	.21%J	.27%B	(.11)%	.18%	(.14)%	(.19)%C
Supplemental Data
Net assets, end of period (000 omitted)	$79,396	$91,716	$100,975	$107,444	$57,514	$55,845
Portfolio turnover rateK	33 %J	34%	26%L	29%	27%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .01%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.57) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Value Fund Class B

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.79	$18.18	$19.06	$14.27	$15.00	$13.08
Income from Investment Operations
Net investment income (loss)A	(.03)	(.06)B	(.13)	(.06)	(.09)	(.10)C
Net realized and unrealized gain (loss)	(1.42)	1.90	1.18	5.34	.29	2.15
Total from investment operations	(1.45)	1.84	1.05	5.28	.20	2.05
Distributions from net investment income	–	–	–	(.02)	–	(.01)
Distributions from net realized gain	(1.75)	(2.23)	(1.93)	(.47)	(.93)	(.12)
Total distributions	(1.75)	(2.23)	(1.93)	(.49)	(.93)	(.13)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$14.59	$17.79	$18.18	$19.06	$14.27	$15.00
Total ReturnE,F,G	(8.68)%	10.94%	5.92%	38.07%	2.51%	15.80%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.28%J	2.25%	2.18%	2.15%	2.19%	2.20%
Expenses net of fee waivers, if any	2.27%J	2.23%	2.17%	2.15%	2.19%	2.19%
Expenses net of all reductions	2.27%J	2.22%	2.16%	2.14%	2.19%	2.19%
Net investment income (loss)	(.38)%J	(.32)%B	(.69)%	(.37)%	(.66)%	(.69)%C
Supplemental Data
Net assets, end of period (000 omitted)	$2,463	$3,473	$4,808	$7,052	$6,675	$8,549
Portfolio turnover rateK	33 %J	34%	26%L	29%	27%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.58) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.07) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Value Fund Class C

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.82	$18.19	$19.06	$14.28	$15.01	$13.08
Income from Investment Operations
Net investment income (loss)A	(.02)	(.04)B	(.12)	(.06)	(.09)	(.10)C
Net realized and unrealized gain (loss)	(1.43)	1.90	1.18	5.34	.29	2.17
Total from investment operations	(1.45)	1.86	1.06	5.28	.20	2.07
Distributions from net investment income	–	–	–	(.03)	–	(.02)
Distributions from net realized gain	(1.75)	(2.23)	(1.93)	(.47)	(.93)	(.12)
Total distributions	(1.75)	(2.23)	(1.93)	(.50)	(.93)	(.14)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$14.62	$17.82	$18.19	$19.06	$14.28	$15.01
Total ReturnE,F,G	(8.67)%	11.05%	5.97%	38.00%	2.52%	15.91%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.20%J	2.19%	2.12%	2.13%	2.19%	2.18%
Expenses net of fee waivers, if any	2.20%J	2.16%	2.11%	2.13%	2.19%	2.18%
Expenses net of all reductions	2.20%J	2.15%	2.10%	2.12%	2.19%	2.18%
Net investment income (loss)	(.30)%J	(.25)%B	(.63)%	(.35)%	(.66)%	(.68)%C
Supplemental Data
Net assets, end of period (000 omitted)	$55,259	$64,928	$70,541	$76,018	$47,265	$47,457
Portfolio turnover rateK	33 %J	34%	26%L	29%	27%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.51) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.06) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Value Fund

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$19.45	$19.57	$20.22	$15.05	$15.62	$13.56
Income from Investment Operations
Net investment income (loss)A	.06	.15B	.08	.12	.06	.06C
Net realized and unrealized gain (loss)	(1.56)	2.05	1.26	5.63	.32	2.23
Total from investment operations	(1.50)	2.20	1.34	5.75	.38	2.29
Distributions from net investment income	(.15)	(.07)	(.06)	(.11)	(.02)	(.10)
Distributions from net realized gain	(1.75)	(2.25)	(1.93)	(.47)	(.93)	(.13)
Total distributions	(1.90)	(2.32)	(1.99)	(.58)	(.95)	(.23)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$16.05	$19.45	$19.57	$20.22	$15.05	$15.62
Total ReturnE,F	(8.18)%	12.18%	7.12%	39.45%	3.67%	17.03%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.21%I	1.15%	1.08%	1.07%	1.13%	1.13%
Expenses net of fee waivers, if any	1.21%I	1.12%	1.06%	1.07%	1.13%	1.13%
Expenses net of all reductions	1.21%I	1.12%	1.06%	1.06%	1.13%	1.13%
Net investment income (loss)	.69%I	.78%B	.41%	.71%	.41%	.37%C
Supplemental Data
Net assets, end of period (000 omitted)	$1,973,619	$2,036,157	$2,060,546	$2,672,854	$1,756,962	$1,899,805
Portfolio turnover rateJ	33 %I	34%	26%K	29%	27%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.01) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Value Fund Class I

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$19.45	$19.57	$20.23	$15.05	$15.63	$13.58
Income from Investment Operations
Net investment income (loss)A	.06	.15B	.08	.12	.06	.06C
Net realized and unrealized gain (loss)	(1.56)	2.05	1.25	5.65	.31	2.23
Total from investment operations	(1.50)	2.20	1.33	5.77	.37	2.29
Distributions from net investment income	(.16)	(.07)	(.06)	(.12)	(.02)	(.11)
Distributions from net realized gain	(1.75)	(2.25)	(1.93)	(.47)	(.93)	(.13)
Total distributions	(1.90)D	(2.32)	(1.99)	(.59)	(.95)	(.24)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$16.05	$19.45	$19.57	$20.23	$15.05	$15.63
Total ReturnF,G	(8.17)%	12.17%	7.08%	39.54%	3.59%	17.02%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.17%J	1.15%	1.09%	1.07%	1.14%	1.10%
Expenses net of fee waivers, if any	1.17%J	1.12%	1.07%	1.07%	1.14%	1.10%
Expenses net of all reductions	1.17%J	1.12%	1.07%	1.06%	1.14%	1.10%
Net investment income (loss)	.73%J	.79%B	.40%	.70%	.39%	.39%C
Supplemental Data
Net assets, end of period (000 omitted)	$333,802	$376,817	$342,500	$359,582	$138,981	$101,565
Portfolio turnover rateK	33 %J	34%	26%L	29%	27%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .01%.

 D Total distributions of $1.90 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $1.747 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Value and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. The Fund's other share classes are also closed to new accounts with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$387,748,822
Gross unrealized depreciation	(267,041,047)
Net unrealized appreciation (depreciation) on securities	$120,707,775
Tax cost	$2,644,242,339

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $544,684,068 and $458,614,173, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Value as compared to its benchmark index, the Russell 2000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .93% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$276,222	$–
Class T	.25%	.25%	215,804	–
Class B	.75%	.25%	14,877	11,158
Class C	.75%	.25%	302,240	–
			$809,143	$11,158

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,343
Class T	1,558
Class B(a)	600
Class C(a)	175
$5,676

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund.FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$240,091.22
Class T	91,163.21
Class B	4,520.30
Class C	69,338.23
Small Cap Value	2,371,533.23
Class I	349,112.20
	$3,125,757

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12,094 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,860 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $142,275. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $917,702, including $1,535 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $8,582 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expense by $110.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $9,849.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Class A	$1,294,370	$207,059
Class T	298,011	–
Small Cap Value	17,252,984	7,655,420
Class I	3,108,241	1,284,414
Total	$21,953,606	$9,146,893
From net realized gain
Class A	$21,315,531	$29,002,450
Class T	8,511,334	11,758,984
Class B	317,311	573,044
Class C	6,297,703	8,461,258
Small Cap Value	193,461,328	233,242,234
Class I	34,271,399	39,442,202
Total	$264,174,606	$322,480,172

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	975,320	1,619,679	$16,612,607	$30,035,137
Reinvestment of distributions	1,320,026	1,578,405	22,234,691	28,466,035
Shares redeemed	(1,786,996)	(4,261,712)	(30,317,795)	(79,564,907)
Net increase (decrease)	508,350	(1,063,628)	$8,529,503	$(21,063,735)
Class T
Shares sold	310,224	599,331	$5,203,698	$10,911,777
Reinvestment of distributions	527,842	655,613	8,714,816	11,618,861
Shares redeemed	(594,533)	(1,691,524)	(9,865,736)	(30,859,052)
Net increase (decrease)	243,533	(436,580)	$4,052,778	$(8,328,414)
Class B
Shares sold	2,263	5,056	$34,845	$89,676
Reinvestment of distributions	19,426	31,870	302,868	537,830
Shares redeemed	(48,105)	(106,178)	(758,742)	(1,834,363)
Net increase (decrease)	(26,416)	(69,252)	$(421,029)	$(1,206,857)
Class C
Shares sold	125,591	167,565	$1,958,139	$2,897,201
Reinvestment of distributions	367,680	447,025	5,744,375	7,553,140
Shares redeemed	(358,789)	(847,704)	(5,654,174)	(14,671,382)
Net increase (decrease)	134,482	(233,114)	$2,048,340	$(4,221,041)
Small Cap Value
Shares sold	18,049,566	13,163,441	$309,409,636	$248,872,334
Reinvestment of distributions	11,459,014	12,098,173	196,112,754	221,448,638
Shares redeemed	(11,230,058)	(25,848,809)	(192,654,407)	(487,056,437)
Net increase (decrease)	18,278,522	(587,195)	$312,867,983	$(16,735,465)
Class I
Shares sold	1,966,371	4,194,067	$33,969,215	$79,803,869
Reinvestment of distributions	1,907,860	1,996,970	32,653,194	36,554,847
Shares redeemed	(2,451,782)	(4,316,971)	(42,326,981)	(81,701,452)
Net increase (decrease)	1,422,449	1,874,066	$24,295,428	$34,657,264

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Class A	1.44%
Actual		$1,000.00	$917.00	$6.94
Hypothetical-C		$1,000.00	$1,017.90	$7.30
Class T	1.68%
Actual		$1,000.00	$915.80	$8.09
Hypothetical-C		$1,000.00	$1,016.69	$8.52
Class B	2.27%
Actual		$1,000.00	$913.20	$10.92
Hypothetical-C		$1,000.00	$1,013.72	$11.49
Class C	2.20%
Actual		$1,000.00	$913.30	$10.58
Hypothetical-C		$1,000.00	$1,014.08	$11.14
Small Cap Value	1.21%
Actual		$1,000.00	$918.20	$5.83
Hypothetical-C		$1,000.00	$1,019.05	$6.14
Class I	1.17%
Actual		$1,000.00	$918.30	$5.64
Hypothetical-C		$1,000.00	$1,019.25	$5.94

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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SCV-SANN-0316
1.803709.111

Fidelity® Small Cap Growth Fund Semi-Annual Report January 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
2U, Inc.	2.6	2.4
Stamps.com, Inc.	1.8	0.8
Global Payments, Inc.	1.8	1.4
NxStage Medical, Inc.	1.7	0.5
Surgical Care Affiliates, Inc.	1.7	0.9
Gartner, Inc. Class A	1.6	1.2
Vail Resorts, Inc.	1.6	1.2
Bright Horizons Family Solutions, Inc.	1.6	0.0
Steris PLC	1.5	0.0
Tyler Technologies, Inc.	1.3	0.0
	17.2

Top Five Market Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.7	24.4
Health Care	22.7	29.2
Consumer Discretionary	15.7	17.3
Industrials	11.9	14.5
Financials	10.0	5.3

Asset Allocation (% of fund's net assets)

As of January 31, 2016*
Stocks	92.8%
Other Investments	2.1%
Short-Term Investments and Net Other Assets (Liabilities)	5.1%

 * Foreign investments - 5.6%

As of July 31, 2015*
Stocks	96.0%
Other Investments	1.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 3.6%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
CONSUMER DISCRETIONARY - 15.7%
Auto Components - 0.8%
Tenneco, Inc. (a)	285,288	$10,900,854
Visteon Corp.	69,100	4,621,408
		15,522,262
Distributors - 0.6%
Pool Corp.	120,000	10,140,000
Diversified Consumer Services - 5.9%
2U, Inc. (a)(b)(c)	2,370,282	47,855,994
Bright Horizons Family Solutions, Inc. (a)	402,100	28,215,357
Service Corp. International	417,400	10,096,906
ServiceMaster Global Holdings, Inc. (a)	480,000	20,260,800
		106,429,057
Hotels, Restaurants & Leisure - 3.9%
Dave & Buster's Entertainment, Inc. (a)	362,800	13,158,756
DineEquity, Inc.	90,000	7,642,800
Sonic Corp.	290,000	8,520,200
Vail Resorts, Inc.	231,000	28,875,000
Wingstop, Inc. (b)	520,800	12,634,608
		70,831,364
Household Durables - 1.7%
NACCO Industries, Inc. Class A	2,900	138,011
Tempur Sealy International, Inc. (a)	210,560	12,705,190
Universal Electronics, Inc. (a)	344,209	17,262,081
		30,105,282
Leisure Products - 1.0%
Malibu Boats, Inc. Class A (a)	529,100	6,915,337
Vista Outdoor, Inc. (a)	250,000	12,052,500
		18,967,837
Media - 0.8%
Gray Television, Inc. (a)	66,841	878,959
Live Nation Entertainment, Inc. (a)	410,200	9,311,540
Starz Series A (a)	163,945	4,660,956
		14,851,455
Specialty Retail - 0.2%
Winmark Corp.	34,081	3,215,883
Textiles, Apparel & Luxury Goods - 0.8%
G-III Apparel Group Ltd. (a)	271,800	13,416,048
Unifi, Inc. (a)	44,886	1,071,429
		14,487,477

TOTAL CONSUMER DISCRETIONARY		284,550,617

CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 1.3%
Casey's General Stores, Inc.	190,900	23,049,266
Food Products - 1.3%
Post Holdings, Inc. (a)	180,000	10,530,000
TreeHouse Foods, Inc. (a)	165,000	13,094,400
		23,624,400

TOTAL CONSUMER STAPLES		46,673,666

ENERGY - 1.8%
Energy Equipment & Services - 1.7%
Dril-Quip, Inc. (a)	83,700	4,908,168
Frank's International NV	300,000	4,389,000
Oil States International, Inc. (a)	390,000	11,009,700
Superior Drilling Products, Inc. (a)(c)	1,133,901	2,551,277
Tesco Corp.	972,960	6,616,128
Xtreme Drilling & Coil Services Corp. (a)	1,289,000	1,536,605
		31,010,878
Oil, Gas & Consumable Fuels - 0.1%
StealthGas, Inc. (a)	859,100	2,319,570

TOTAL ENERGY		33,330,448

FINANCIALS - 10.0%
Banks - 2.9%
Commerce Bancshares, Inc.	336,000	13,819,680
Eagle Bancorp, Inc. (a)	150,000	7,086,000
Investors Bancorp, Inc.	1,000,000	11,690,000
Pacific Premier Bancorp, Inc. (a)	1,002,186	20,574,879
		53,170,559
Consumer Finance - 0.4%
Navient Corp.	720,000	6,883,200
Diversified Financial Services - 1.5%
FactSet Research Systems, Inc.	90,000	13,563,000
MSCI, Inc. Class A	210,000	14,456,400
		28,019,400
Insurance - 1.3%
First American Financial Corp.	388,000	13,335,560
ProAssurance Corp.	190,000	9,522,800
		22,858,360
Real Estate Investment Trusts - 3.0%
Coresite Realty Corp.	320,000	20,524,800
Store Capital Corp.	772,300	19,145,317
Sun Communities, Inc.	220,000	14,649,800
		54,319,917
Thrifts & Mortgage Finance - 0.9%
Meridian Bancorp, Inc.	1,216,834	17,096,518

TOTAL FINANCIALS		182,347,954

HEALTH CARE - 22.7%
Biotechnology - 5.3%
Alder Biopharmaceuticals, Inc. (a)	100,000	2,418,000
Amicus Therapeutics, Inc. (a)(b)	699,700	4,226,188
Anacor Pharmaceuticals, Inc. (a)	145,486	10,930,363
Blueprint Medicines Corp. (b)	250,000	3,930,000
Cara Therapeutics, Inc. (a)	147,266	1,325,394
Cellectis SA sponsored ADR	129,100	2,886,676
Chimerix, Inc. (a)	210,100	1,617,770
Coherus BioSciences, Inc. (a)(b)	306,150	4,059,549
Curis, Inc. (a)	998,200	1,637,048
DBV Technologies SA sponsored ADR (a)	154,188	4,007,346
Dyax Corp. rights 12/31/19	380,400	1,065,120
Dynavax Technologies Corp. (a)(b)	391,625	9,434,246
Edge Therapeutics, Inc. (a)(b)	181,800	2,019,798
Heron Therapeutics, Inc. (a)(b)	262,200	5,503,578
Insmed, Inc. (a)	223,400	2,948,880
Intercept Pharmaceuticals, Inc. (a)	31,600	3,356,868
La Jolla Pharmaceutical Co. (a)	152,622	2,702,936
Lion Biotechnologies, Inc. (a)(b)	410,000	2,455,900
Mirati Therapeutics, Inc. (a)	177,354	3,818,432
Novavax, Inc. (a)	1,717,697	8,846,140
OncoMed Pharmaceuticals, Inc. (a)(b)	80,739	746,836
Portola Pharmaceuticals, Inc. (a)	180,000	5,945,400
ProNai Therapeutics, Inc. (a)(b)	193,800	1,604,664
TESARO, Inc. (a)	100,000	3,454,000
Ultragenyx Pharmaceutical, Inc. (a)	110,000	6,176,500
		97,117,632
Health Care Equipment & Supplies - 7.5%
Cantel Medical Corp.	71,379	4,237,771
CONMED Corp.	91,962	3,397,076
Hill-Rom Holdings, Inc.	330,000	16,130,400
Integra LifeSciences Holdings Corp. (a)	150,000	9,217,500
Nevro Corp. (a)	221,200	13,667,948
NxStage Medical, Inc. (a)	1,670,300	31,602,076
Steris PLC	400,000	27,696,000
Teleflex, Inc.	70,000	9,498,300
The Spectranetics Corp. (a)	13,300	160,265
Vascular Solutions, Inc. (a)	200,000	5,472,000
Wright Medical Group NV (a)	772,129	15,403,974
		136,483,310
Health Care Providers & Services - 4.8%
Aceto Corp.	350,000	7,997,500
Amedisys, Inc. (a)	220,000	7,865,000
Civitas Solutions, Inc. (a)	116,883	2,812,205
HealthEquity, Inc. (a)	468,000	10,085,400
LHC Group, Inc. (a)	100,000	3,792,000
Molina Healthcare, Inc. (a)	30,000	1,647,300
Providence Service Corp. (a)	266,229	11,820,568
Surgical Care Affiliates, Inc. (a)	720,917	30,761,528
Teladoc, Inc. (b)	345,000	5,602,800
VCA, Inc. (a)	90,000	4,614,300
		86,998,601
Health Care Technology - 1.6%
athenahealth, Inc. (a)(b)	110,557	15,676,983
Nexus AG	4,600	87,144
Press Ganey Holdings, Inc. (b)	230,000	6,796,500
Veeva Systems, Inc. Class A (a)	55,047	1,326,633
Vocera Communications, Inc. (a)	297,994	4,288,134
		28,175,394
Life Sciences Tools & Services - 1.3%
Accelerate Diagnostics, Inc. (a)(b)	590,000	8,737,900
Bruker Corp. (a)	641,500	14,324,695
		23,062,595
Pharmaceuticals - 2.2%
DepoMed, Inc. (a)(b)	580,000	8,897,200
Prestige Brands Holdings, Inc. (a)	304,175	14,198,889
SCYNEXIS, Inc. (a)	476,100	2,175,777
The Medicines Company (a)	200,000	6,912,000
TherapeuticsMD, Inc. (a)	1,019,345	7,288,317
		39,472,183

TOTAL HEALTH CARE		411,309,715

INDUSTRIALS - 11.9%
Aerospace & Defense - 2.4%
Aerojet Rocketdyne Holdings, Inc. (a)	430,013	7,073,714
BWX Technologies, Inc.	561,000	16,796,340
Huntington Ingalls Industries, Inc.	110,000	14,066,800
Teledyne Technologies, Inc. (a)	60,000	4,875,000
		42,811,854
Building Products - 1.8%
A.O. Smith Corp.	95,000	6,635,750
Gibraltar Industries, Inc. (a)	484,467	10,290,079
Universal Forest Products, Inc.	240,000	16,533,600
		33,459,429
Commercial Services & Supplies - 2.4%
Deluxe Corp.	250,000	13,975,000
Knoll, Inc.	907,500	16,652,625
Matthews International Corp. Class A	240,018	11,979,298
		42,606,923
Construction & Engineering - 0.2%
Comfort Systems U.S.A., Inc.	138,782	3,933,082
Electrical Equipment - 0.8%
AZZ, Inc.	130,000	6,692,400
EnerSys	160,000	7,748,800
		14,441,200
Machinery - 1.2%
Hillenbrand, Inc.	298,954	8,095,674
Mueller Industries, Inc.	209,728	5,337,578
Toro Co.	120,000	8,942,400
		22,375,652
Marine - 0.6%
Matson, Inc.	290,000	11,718,900
Professional Services - 1.9%
CBIZ, Inc. (a)	1,216,100	12,282,610
Exponent, Inc.	200,000	10,262,000
GP Strategies Corp. (a)	200,557	4,851,474
On Assignment, Inc. (a)	180,000	6,957,000
		34,353,084
Road & Rail - 0.6%
Swift Transporation Co. (a)(b)	650,000	10,601,500

TOTAL INDUSTRIALS		216,301,624

INFORMATION TECHNOLOGY - 23.7%
Communications Equipment - 0.4%
CommScope Holding Co., Inc. (a)	340,000	7,622,800
Electronic Equipment & Components - 0.8%
ePlus, Inc. (a)	150,000	14,206,500
Internet Software & Services - 5.5%
Cimpress NV (a)(b)	15,435	1,211,956
Cvent, Inc. (a)	485,560	12,823,640
Demandware, Inc. (a)	199,313	8,456,851
GoDaddy, Inc. (a)(b)	400,000	12,196,000
Gogo, Inc. (a)(b)	620,488	9,028,100
New Relic, Inc. (a)	25,100	708,322
Stamps.com, Inc. (a)	358,711	33,654,266
WebMD Health Corp. (a)(b)	425,000	21,721,750
		99,800,885
IT Services - 8.1%
Broadridge Financial Solutions, Inc.	150,100	8,039,356
CSG Systems International, Inc.	340,000	11,879,600
Euronet Worldwide, Inc. (a)	215,000	17,150,550
Gartner, Inc. Class A (a)	330,596	29,056,082
Genpact Ltd. (a)	430,000	10,285,600
Global Payments, Inc.	546,000	32,186,700
Mattersight Corp. (a)(b)(c)	1,854,975	10,128,164
Maximus, Inc.	189,167	10,095,843
Perficient, Inc. (a)	449,112	8,555,584
Virtusa Corp. (a)	200,000	8,944,000
		146,321,479
Semiconductors & Semiconductor Equipment - 1.5%
Cirrus Logic, Inc. (a)(b)	511,432	17,756,919
Monolithic Power Systems, Inc.	150,000	9,385,500
Semtech Corp. (a)	41,541	834,974
		27,977,393
Software - 7.4%
Atlassian Corp. PLC	255,300	5,302,581
Blackbaud, Inc.	380,000	23,362,400
Cadence Design Systems, Inc. (a)	886,200	17,334,072
Callidus Software, Inc. (a)	232,512	3,587,660
Fleetmatics Group PLC (a)	395,000	17,146,950
HubSpot, Inc. (a)	477,490	19,381,319
Paylocity Holding Corp. (a)(b)	233,400	7,263,408
RealPage, Inc. (a)	470,000	9,066,300
RingCentral, Inc. (a)	320,000	6,982,400
Tyler Technologies, Inc. (a)	155,000	24,344,300
		133,771,390

TOTAL INFORMATION TECHNOLOGY		429,700,447

MATERIALS - 3.1%
Chemicals - 1.5%
Axiall Corp.	800,000	14,344,000
Codexis, Inc. (a)	442,129	1,790,622
Innospec, Inc.	220,000	10,967,000
		27,101,622
Containers & Packaging - 1.5%
Aptargroup, Inc.	101,876	7,426,760
Avery Dennison Corp.	125,000	7,611,250
Graphic Packaging Holding Co.	1,050,200	11,930,272
		26,968,282
Paper & Forest Products - 0.1%
TFS Corp. Ltd. (b)	2,443,636	2,246,923

TOTAL MATERIALS		56,316,827

TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
8x8, Inc. (a)	500,000	6,280,000
inContact, Inc. (a)	1,214,000	10,501,100
Vonage Holdings Corp. (a)	1,485,436	7,620,287
		24,401,387
TOTAL COMMON STOCKS
(Cost $1,714,294,780)		1,684,932,685

Money Market Funds - 12.9%
Fidelity Cash Central Fund, 0.38% (d)	96,060,417	96,060,417
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	138,061,480	138,061,480
TOTAL MONEY MARKET FUNDS
(Cost $234,121,897)		234,121,897

Equity Funds - 2.1%
Small Growth Funds - 2.1%
iShares Russell 2000 Growth Index ETF (b)
(Cost $39,322,310)	315,000	39,223,800
TOTAL INVESTMENT PORTFOLIO - 107.8%
(Cost $1,987,738,987)		1,958,278,382
NET OTHER ASSETS (LIABILITIES) - (7.8)%		(142,440,221)
NET ASSETS - 100%		$1,815,838,161

Security Type Abbreviations

ETF – Exchange Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$82,098
Fidelity Securities Lending Cash Central Fund	1,453,834
Total	$1,535,932

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
2U, Inc.	$40,893,251	$31,536,253	$3,375,776	$--	$47,855,994
Mattersight Corp.	12,150,086	--	--	--	10,128,164
Superior Drilling Products, Inc.	1,928,281	--	37,522	--	2,551,277
Total	$54,971,618	$31,536,253	$3,413,298	$--	$60,535,435

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$284,550,617	$284,550,617	$--	$--
Consumer Staples	46,673,666	46,673,666	--	--
Energy	33,330,448	33,330,448	--	--
Financials	182,347,954	182,347,954	--	--
Health Care	411,309,715	410,157,451	87,144	1,065,120
Industrials	216,301,624	216,301,624	--	--
Information Technology	429,700,447	429,700,447	--	--
Materials	56,316,827	54,069,904	2,246,923	--
Telecommunication Services	24,401,387	24,401,387	--	--
Money Market Funds	234,121,897	234,121,897	--	--
Equity Funds	39,223,800	39,223,800	--	--
Total Investments in Securities:	$1,958,278,382	$1,954,879,195	$2,334,067	$1,065,120

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $138,209,768) — See accompanying schedule: Unaffiliated issuers (cost $1,687,190,375)	$1,663,621,050
Fidelity Central Funds (cost $234,121,897)	234,121,897
Other affiliated issuers (cost $66,426,715)	60,535,435
Total Investments (cost $1,987,738,987)		$1,958,278,382
Cash		1,498,090
Foreign currency held at value (cost $36,806)		36,608
Receivable for investments sold		56,805,431
Receivable for fund shares sold		3,869,354
Dividends receivable		126,725
Distributions receivable from Fidelity Central Funds		452,236
Prepaid expenses		2,652
Other receivables		38,176
Total assets		2,021,107,654
Liabilities
Payable for investments purchased	$61,818,193
Payable for fund shares redeemed	3,519,273
Accrued management fee	1,296,120
Distribution and service plan fees payable	103,307
Other affiliated payables	432,695
Other payables and accrued expenses	38,425
Collateral on securities loaned, at value	138,061,480
Total liabilities		205,269,493
Net Assets		$1,815,838,161
Net Assets consist of:
Paid in capital		$1,907,475,409
Accumulated net investment loss		(3,822,741)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(58,352,721)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(29,461,786)
Net Assets		$1,815,838,161
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($146,714,670 ÷ 8,965,749 shares)		$16.36
Maximum offering price per share (100/94.25 of $16.36)		$17.36
Class T:
Net Asset Value and redemption price per share ($47,555,183 ÷ 2,975,761 shares)		$15.98
Maximum offering price per share (100/96.50 of $15.98)		$16.56
Class B:
Net Asset Value and offering price per share ($1,471,270 ÷ 97,417 shares)(a)		$15.10
Class C:
Net Asset Value and offering price per share ($60,995,304 ÷ 4,062,692 shares)(a)		$15.01
Small Cap Growth:
Net Asset Value, offering price and redemption price per share ($1,430,546,797 ÷ 84,667,789 shares)		$16.90
Class I:
Net Asset Value, offering price and redemption price per share ($128,554,937 ÷ 7,592,754 shares)		$16.93

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$5,461,117
Interest		15
Income from Fidelity Central Funds (including $1,453,834 from security lending)		1,535,932
Total income		6,997,064
Expenses
Management fee
Basic fee	$6,324,712
Performance adjustment	1,195,467
Transfer agent fees	2,220,905
Distribution and service plan fees	612,381
Accounting and security lending fees	293,075
Custodian fees and expenses	30,004
Independent trustees' compensation	3,850
Registration fees	166,949
Audit	33,167
Legal	3,375
Miscellaneous	4,679
Total expenses before reductions	10,888,564
Expense reductions	(68,759)	10,819,805
Net investment income (loss)		(3,822,741)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(52,952,176)
Other affiliated issuers	(178,011)
Foreign currency transactions	(11,321)
Total net realized gain (loss)		(53,141,508)
Change in net unrealized appreciation (depreciation) on: Investment securities	(276,851,624)
Assets and liabilities in foreign currencies	11,758
Total change in net unrealized appreciation (depreciation)		(276,839,866)
Net gain (loss)		(329,981,374)
Net increase (decrease) in net assets resulting from operations		$(333,804,115)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,822,741)	$(5,784,041)
Net realized gain (loss)	(53,141,508)	108,754,619
Change in net unrealized appreciation (depreciation)	(276,839,866)	166,432,213
Net increase (decrease) in net assets resulting from operations	(333,804,115)	269,402,791
Distributions to shareholders from net realized gain	(71,394,910)	(103,188,484)
Share transactions - net increase (decrease)	542,860,559	214,155,809
Redemption fees	530,486	177,411
Total increase (decrease) in net assets	138,192,020	380,547,527
Net Assets
Beginning of period	1,677,646,141	1,297,098,614
End of period (including accumulated net investment loss of $3,822,741 and undistributed net investment income of $0, respectively)	$1,815,838,161	$1,677,646,141

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Growth Fund Class A

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.55	$17.99	$19.66	$15.87	$16.42	$12.66
Income from Investment Operations
Net investment income (loss)A	(.06)	(.13)	(.12)	(.04)	(.07)B	(.07)C
Net realized and unrealized gain (loss)	(3.36)	4.23	1.69	4.87	(.16)	3.84
Total from investment operations	(3.42)	4.10	1.57	4.83	(.23)	3.77
Distributions from net realized gain	(.78)	(1.54)	(3.24)	(1.04)	(.32)	(.01)D
Redemption fees added to paid in capitalA	.01	–E	–E	–E	–E	–E
Net asset value, end of period	$16.36	$20.55	$17.99	$19.66	$15.87	$16.42
Total ReturnF,G,H	(17.09)%	24.46%	8.58%	32.20%	(1.14)%	29.78%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.39%K	1.21%	1.22%	1.24%	1.35%	1.25%
Expenses net of fee waivers, if any	1.39%K	1.21%	1.22%	1.24%	1.35%	1.25%
Expenses net of all reductions	1.38%K	1.20%	1.22%	1.22%	1.34%	1.23%
Net investment income (loss)	(.61)%K	(.67)%	(.62)%	(.26)%	(.49)%B	(.47)%C
Supplemental Data
Net assets, end of period (000 omitted)	$146,715	$123,370	$88,822	$74,978	$59,684	$67,272
Portfolio turnover rateL	133%K	156%	148%M	142%	150%	106%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.57) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.61) %.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Growth Fund Class T

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.08	$17.66	$19.38	$15.68	$16.27	$12.57
Income from Investment Operations
Net investment income (loss)A	(.08)	(.17)	(.16)	(.09)	(.11)B	(.11)C
Net realized and unrealized gain (loss)	(3.28)	4.13	1.66	4.82	(.16)	3.81
Total from investment operations	(3.36)	3.96	1.50	4.73	(.27)	3.70
Distributions from net realized gain	(.75)	(1.54)	(3.22)	(1.03)	(.32)	–
Redemption fees added to paid in capitalA	.01	–D	–D	–D	–D	–D
Net asset value, end of period	$15.98	$20.08	$17.66	$19.38	$15.68	$16.27
Total ReturnE,F,G	(17.19)%	24.10%	8.30%	31.87%	(1.41)%	29.44%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.67%J	1.49%	1.50%	1.49%	1.61%	1.50%
Expenses net of fee waivers, if any	1.67%J	1.48%	1.50%	1.49%	1.61%	1.50%
Expenses net of all reductions	1.66%J	1.47%	1.49%	1.48%	1.60%	1.49%
Net investment income (loss)	(.89)%J	(.95)%	(.90)%	(.52)%	(.74)%B	(.73)%C
Supplemental Data
Net assets, end of period (000 omitted)	$47,555	$52,667	$42,586	$34,686	$27,658	$30,764
Portfolio turnover rateK	133%J	156%	148%L	142%	150%	106%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.83) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Growth Fund Class B

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.99	$16.86	$18.65	$15.19	$15.86	$12.30
Income from Investment Operations
Net investment income (loss)A	(.12)	(.25)	(.25)	(.16)	(.18)B	(.18)C
Net realized and unrealized gain (loss)	(3.11)	3.92	1.60	4.64	(.17)	3.74
Total from investment operations	(3.23)	3.67	1.35	4.48	(.35)	3.56
Distributions from net realized gain	(.67)	(1.54)	(3.14)	(1.02)	(.32)	–
Redemption fees added to paid in capitalA	.01	–D	–D	–D	–D	–D
Net asset value, end of period	$15.10	$18.99	$16.86	$18.65	$15.19	$15.86
Total ReturnE,F,G	(17.43)%	23.48%	7.73%	31.25%	(1.96)%	28.94%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.19%J	2.01%	2.01%	1.99%	2.10%	2.00%
Expenses net of fee waivers, if any	2.19%J	2.01%	2.01%	1.99%	2.10%	2.00%
Expenses net of all reductions	2.18%J	2.00%	2.01%	1.97%	2.09%	1.98%
Net investment income (loss)	(1.41)%J	(1.47)%	(1.41)%	(1.01)%	(1.23)%B	(1.22)%C
Supplemental Data
Net assets, end of period (000 omitted)	$1,471	$2,357	$2,764	$3,486	$4,123	$5,295
Portfolio turnover rateK	133%J	156%	148%L	142%	150%	106%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.32) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Growth Fund Class C

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.90	$16.78	$18.62	$15.16	$15.83	$12.28
Income from Investment Operations
Net investment income (loss)A	(.12)	(.25)	(.25)	(.16)	(.18)B	(.18)C
Net realized and unrealized gain (loss)	(3.08)	3.91	1.59	4.64	(.17)	3.73
Total from investment operations	(3.20)	3.66	1.34	4.48	(.35)	3.55
Distributions from net realized gain	(.69)	(1.54)	(3.18)	(1.02)	(.32)	–
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$15.01	$18.90	$16.78	$18.62	$15.16	$15.83
Total ReturnE,F,G	(17.45)%	23.53%	7.70%	31.32%	(1.96)%	28.91%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.17%J	2.00%	2.01%	1.99%	2.10%	2.00%
Expenses net of fee waivers, if any	2.17%J	2.00%	2.00%	1.99%	2.10%	2.00%
Expenses net of all reductions	2.17%J	1.99%	2.00%	1.97%	2.09%	1.98%
Net investment income (loss)	(1.39)%J	(1.46)%	(1.41)%	(1.01)%	(1.24)%B	(1.22)%C
Supplemental Data
Net assets, end of period (000 omitted)	$60,995	$55,671	$42,215	$32,756	$24,683	$24,914
Portfolio turnover rateK	133%J	156%	148%L	142%	150%	106%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.32) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Growth Fund

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.20	$18.45	$20.07	$16.14	$16.65	$12.81
Income from Investment Operations
Net investment income (loss)A	(.03)	(.07)	(.06)	.01	(.03)B	(.03)C
Net realized and unrealized gain (loss)	(3.47)	4.36	1.71	4.98	(.16)	3.90
Total from investment operations	(3.50)	4.29	1.65	4.99	(.19)	3.87
Distributions from net realized gain	(.81)	(1.54)	(3.27)	(1.06)	(.32)	(.03)D
Redemption fees added to paid in capitalA	.01	–E	–E	–E	–E	–E
Net asset value, end of period	$16.90	$21.20	$18.45	$20.07	$16.14	$16.65
Total ReturnF,G	(16.97)%	24.91%	8.87%	32.74%	(.88)%	30.20%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.14%J	.91%	.91%	.90%	1.03%	.95%
Expenses net of fee waivers, if any	1.13%J	.91%	.90%	.90%	1.03%	.95%
Expenses net of all reductions	1.13%J	.90%	.90%	.88%	1.02%	.93%
Net investment income (loss)	(.35)%J	(.37)%	(.31)%	.08%	(.16)%B	(.17)%C
Supplemental Data
Net assets, end of period (000 omitted)	$1,430,547	$1,345,684	$1,069,105	$1,315,659	$1,166,101	$1,382,688
Portfolio turnover rateK	133%J	156%	148%L	142%	150%	106%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.25) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31) %.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Growth Fund Class I

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.24	$18.49	$20.10	$16.17	$16.68	$12.83
Income from Investment Operations
Net investment income (loss)A	(.03)	(.07)	(.06)	.01	(.03)B	(.03)C
Net realized and unrealized gain (loss)	(3.48)	4.36	1.72	4.98	(.16)	3.91
Total from investment operations	(3.51)	4.29	1.66	4.99	(.19)	3.88
Distributions from net realized gain	(.81)	(1.54)	(3.27)	(1.06)	(.32)	(.03)D
Redemption fees added to paid in capitalA	.01	–E	–E	–E	–E	–E
Net asset value, end of period	$16.93	$21.24	$18.49	$20.10	$16.17	$16.68
Total ReturnF,G	(16.99)%	24.85%	8.89%	32.65%	(.88)%	30.24%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.10%J	.93%	.92%	.92%	1.06%	.94%
Expenses net of fee waivers, if any	1.10%J	.93%	.92%	.92%	1.06%	.94%
Expenses net of all reductions	1.09%J	.91%	.92%	.91%	1.05%	.93%
Net investment income (loss)	(.32)%J	(.39)%	(.32)%	.06%	(.19)%B	(.17)%C
Supplemental Data
Net assets, end of period (000 omitted)	$128,555	$97,897	$51,607	$51,158	$36,694	$41,440
Portfolio turnover rateK	133%J	156%	148%L	142%	150%	106%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.30) %.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Growth and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$140,469,918
Gross unrealized depreciation	(179,315,659)
Net unrealized appreciation (depreciation) on securities	$(38,845,741)
Tax cost	$1,997,124,123

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,583,055,509 and $1,159,316,197, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Small Cap Growth as compared to its benchmark index, the Russell 2000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .83% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$170,431	$-
Class T	.25%	.25%	126,693	-
Class B	.75%	.25%	9,477	7,108
Class C	.75%	.25%	305,780	89,202
			$612,381	$96,310

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$75,745
Class T	9,304
Class B(a)	178
Class C(a)	5,760
$90,987

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$168,349.25
Class T	70,180.28
Class B	2,888.30
Class C	86,626.28
Small Cap Growth	1,771,102.25
Class I	121,760.21
	$2,220,905

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $41,003 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,182 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $9,721,986. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $135,856 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $61,599 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $211.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,949.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net realized gain
Class A	$5,181,395	$7,463,655
Class T	2,020,848	3,715,268
Class B	78,117	242,938
Class C	2,268,668	3,707,592
Small Cap Growth	57,632,579	83,762,458
Class I	4,213,303	4,296,573
Total	$71,394,910	$103,188,484

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	3,788,380	2,167,593	$69,322,533	$41,925,439
Reinvestment of distributions	264,882	412,446	5,002,118	7,203,479
Shares redeemed	(1,089,932)	(1,515,208)	(19,532,200)	(27,623,856)
Net increase (decrease)	2,963,330	1,064,831	$54,792,451	$21,505,062
Class T
Shares sold	614,464	659,898	$11,042,487	$12,282,234
Reinvestment of distributions	107,630	211,200	1,987,314	3,613,802
Shares redeemed	(368,566)	(660,724)	(6,582,314)	(11,765,139)
Net increase (decrease)	353,528	210,374	$6,447,487	$4,130,897
Class B
Shares sold	5,563	11,802	$90,672	$209,809
Reinvestment of distributions	4,376	14,482	76,516	235,501
Shares redeemed	(36,629)	(66,110)	(623,367)	(1,127,352)
Net increase (decrease)	(26,690)	(39,826)	$(456,179)	$(682,042)
Class C
Shares sold	1,483,971	992,298	$25,270,133	$17,729,436
Reinvestment of distributions	125,336	216,825	2,178,654	3,508,500
Shares redeemed	(492,824)	(778,826)	(7,982,478)	(13,034,787)
Net increase (decrease)	1,116,483	430,297	$19,466,309	$8,203,149
Small Cap Growth
Shares sold	30,093,908	23,816,242	$567,615,388	$475,203,336
Reinvestment of distributions	2,848,706	4,527,816	55,506,569	81,276,349
Shares redeemed	(11,760,847)	(22,793,867)	(217,402,735)	(412,013,233)
Net increase (decrease)	21,181,767	5,550,191	$405,719,222	$144,466,452
Class I
Shares sold	4,395,489	2,387,318	$82,906,484	$47,676,724
Reinvestment of distributions	199,940	220,272	3,903,639	3,963,647
Shares redeemed	(1,612,638)	(789,017)	(29,918,854)	(15,108,080)
Net increase (decrease)	2,982,791	1,818,573	$56,891,269	$36,532,291

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Class A	1.39%
Actual		$1,000.00	$829.10	$6.39
Hypothetical-C		$1,000.00	$1,018.15	$7.05
Class T	1.67%
Actual		$1,000.00	$828.10	$7.67
Hypothetical-C		$1,000.00	$1,016.74	$8.47
Class B	2.19%
Actual		$1,000.00	$825.70	$10.05
Hypothetical-C		$1,000.00	$1,014.13	$11.09
Class C	2.17%
Actual		$1,000.00	$825.50	$9.96
Hypothetical-C		$1,000.00	$1,014.23	$10.99
Small Cap Growth	1.13%
Actual		$1,000.00	$830.30	$5.20
Hypothetical-C		$1,000.00	$1,019.46	$5.74
Class I	1.10%
Actual		$1,000.00	$830.10	$5.06
Hypothetical-C		$1,000.00	$1,019.61	$5.58

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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SCP-SANN-0316
1.803700.111

Fidelity® Blue Chip Growth Fund Class K Semi-Annual Report January 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Alphabet, Inc. Class A	5.7	4.3
Amazon.com, Inc.	4.9	3.9
Facebook, Inc. Class A	4.1	2.9
Apple, Inc.	4.1	6.4
Alphabet, Inc. Class C	2.4	2.0
Home Depot, Inc.	2.1	1.8
The Coca-Cola Co.	2.0	1.0
Visa, Inc. Class A	2.0	1.8
Salesforce.com, Inc.	1.9	1.8
Allergan PLC	1.8	1.8
	31.0

Top Five Market Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	37.4	34.2
Consumer Discretionary	26.4	24.9
Health Care	16.1	18.0
Consumer Staples	10.8	9.8
Industrials	4.9	5.5

Asset Allocation (% of fund's net assets)

As of January 31, 2016 *
Stocks	97.6%
Convertible Securities	2.4%

 * Foreign investments - 12.2%

As of July 31, 2015 *
Stocks	98.1%
Convertible Securities	1.9%

 * Foreign investments - 12.5%

Investments January 31, 2016

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 26.2%
Auto Components - 0.2%
Delphi Automotive PLC	343,451	$22,304
Magna International, Inc. Class A (sub. vtg.)	593,150	20,607
		42,911
Automobiles - 1.2%
Tesla Motors, Inc. (a)(b)	1,166,133	222,965
Hotels, Restaurants & Leisure - 5.9%
Buffalo Wild Wings, Inc. (a)(b)	463,809	70,638
Chipotle Mexican Grill, Inc. (a)	474,570	214,966
Dave & Buster's Entertainment, Inc. (a)	1,736,913	62,998
Domino's Pizza, Inc.	389,471	44,372
Fiesta Restaurant Group, Inc. (a)	233,800	8,510
Hilton Worldwide Holdings, Inc.	2,857,776	50,897
Jubilant Foodworks Ltd.	63,454	1,197
McDonald's Corp.	2,725,375	337,347
MGM Mirage, Inc. (a)	531,642	10,675
Panera Bread Co. Class A (a)	21,700	4,210
Royal Caribbean Cruises Ltd.	146,600	12,015
Starbucks Corp.	5,164,647	313,856
		1,131,681
Household Durables - 0.9%
Jarden Corp. (a)	613,766	32,560
Newell Rubbermaid, Inc.	298,337	11,570
Sony Corp.	1,790,700	41,561
Sony Corp. sponsored ADR	995,475	23,772
Tempur Sealy International, Inc. (a)	147,999	8,930
Whirlpool Corp.	405,332	54,473
		172,866
Internet & Catalog Retail - 7.0%
Amazon.com, Inc. (a)	1,600,987	939,779
Ctrip.com International Ltd. sponsored ADR (a)	799,533	34,124
Expedia, Inc.	698,499	70,576
Groupon, Inc. Class A (a)(b)	4,483,314	12,195
JD.com, Inc. sponsored ADR (a)	182,652	4,754
Netflix, Inc. (a)	1,348,248	123,823
Priceline Group, Inc. (a)	137,905	146,865
The Honest Co., Inc. (a)(c)	150,143	6,870
		1,338,986
Leisure Products - 0.3%
Hasbro, Inc.	532,239	39,535
Mattel, Inc.	301,588	8,321
NJOY, Inc. (a)(c)	8,088,440	1,035
Spin Master Corp. (a)	412,100	5,880
		54,771
Media - 1.6%
Altice NV Class A (a)	1,849,008	26,666
Charter Communications, Inc. Class A (a)	154,935	26,550
DreamWorks Animation SKG, Inc. Class A (a)(b)	566,929	14,536
Lions Gate Entertainment Corp.	319,865	8,364
Naspers Ltd. Class N	198,800	25,123
Starz Series A (a)	324,159	9,216
The Walt Disney Co.	1,997,851	191,434
		301,889
Multiline Retail - 1.4%
B&M European Value Retail S.A.	8,179,226	32,855
Burlington Stores, Inc. (a)	670,971	36,051
Dollar Tree, Inc. (a)	946,965	77,007
Target Corp.	1,600,646	115,919
		261,832
Specialty Retail - 4.7%
AutoZone, Inc. (a)	16,577	12,721
Home Depot, Inc.	3,227,524	405,893
Inditex SA	561,709	18,485
L Brands, Inc.	1,148,336	110,413
Lowe's Companies, Inc.	221,610	15,881
O'Reilly Automotive, Inc. (a)	31,457	8,207
Restoration Hardware Holdings, Inc. (a)(b)	1,727,774	106,465
Ross Stores, Inc.	977,149	54,974
Signet Jewelers Ltd.	481,524	55,857
TJX Companies, Inc.	1,505,267	107,235
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	94,384	17,100
		913,231
Textiles, Apparel & Luxury Goods - 3.0%
adidas AG	997,300	102,695
Coach, Inc.	164,819	6,107
Columbia Sportswear Co.	105,804	5,838
G-III Apparel Group Ltd. (a)	608,239	30,023
Kate Spade & Co. (a)	1,001,102	17,830
lululemon athletica, Inc. (a)(b)	1,294,472	80,348
NIKE, Inc. Class B	2,174,144	134,819
Pandora A/S	18,275	2,445
PVH Corp.	792,781	58,174
Ralph Lauren Corp.	36,950	4,157
Regina Miracle International Holdings Ltd. (a)	6,171,551	10,101
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,854,582	52,281
Tory Burch LLC unit (c)(d)	293,611	15,356
Under Armour, Inc. Class A (sub. vtg.) (a)	518,665	44,310
Vera Bradley, Inc. (a)	878,600	12,986
VF Corp.	150,995	9,452
		586,922

TOTAL CONSUMER DISCRETIONARY		5,028,054

CONSUMER STAPLES - 10.6%
Beverages - 4.2%
Anheuser-Busch InBev SA NV ADR	306,974	38,630
Coca-Cola Bottling Co. Consolidated	30,858	5,428
Constellation Brands, Inc. Class A (sub. vtg.)	362,427	55,263
Molson Coors Brewing Co. Class B	919,655	83,210
Monster Beverage Corp.	1,130,295	152,624
PepsiCo, Inc.	801,191	79,558
The Coca-Cola Co.	9,100,465	390,592
United Spirits Ltd. (a)	41,658	1,535
		806,840
Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	799,297	120,790
CVS Health Corp.	1,815,506	175,360
Kroger Co.	2,888,050	112,085
Sprouts Farmers Market LLC (a)	1,732,222	39,495
Wal-Mart Stores, Inc.	172,865	11,471
Walgreens Boots Alliance, Inc.	750,280	59,812
Whole Foods Market, Inc.	1,955,118	57,305
		576,318
Food Products - 1.3%
Amplify Snack Brands, Inc.	659,687	7,125
Associated British Foods PLC	1,086,100	48,998
Edita Food Industries SAE GDR (a)(e)	129,600	2,171
Mondelez International, Inc.	2,771,433	119,449
Premium Brands Holdings Corp.	73,200	2,195
The Hain Celestial Group, Inc. (a)	944,971	34,378
The Kraft Heinz Co.	315,571	24,633
TreeHouse Foods, Inc. (a)	83,900	6,658
WhiteWave Foods Co. (a)	366,371	13,831
		259,438
Household Products - 0.2%
Procter & Gamble Co.	515,964	42,149
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A	609,272	51,940
Herbalife Ltd. (a)	2,128,165	98,343
Nu Skin Enterprises, Inc. Class A (b)	2,576,924	81,560
		231,843
Tobacco - 0.7%
Imperial Tobacco Group PLC	204,055	11,049
Reynolds American, Inc.	2,309,361	115,353
		126,402

TOTAL CONSUMER STAPLES		2,042,990

ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Baker Hughes, Inc.	138,500	6,026
Schlumberger Ltd.	148,900	10,761
		16,787
Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp.	565,132	22,091
Cimarex Energy Co.	359,750	33,457
Continental Resources, Inc. (a)(b)	1,215,841	25,666
Devon Energy Corp.	305,600	8,526
Diamondback Energy, Inc.	43,100	3,256
EOG Resources, Inc.	698,058	49,576
Hess Corp.	211,000	8,968
Noble Energy, Inc.	66,100	2,140
Pioneer Natural Resources Co.	390,126	48,356
Rice Energy, Inc. (a)	194,700	2,272
SM Energy Co. (b)	1,039,753	14,536
Whiting Petroleum Corp. (a)	527,800	3,879
		222,723

TOTAL ENERGY		239,510

FINANCIALS - 2.5%
Banks - 1.7%
Bank of America Corp.	5,319,921	75,224
Citigroup, Inc.	1,831,521	77,986
HDFC Bank Ltd. sponsored ADR	649,917	39,209
JPMorgan Chase & Co.	2,346,136	139,595
		332,014
Capital Markets - 0.4%
BlackRock, Inc. Class A	167,664	52,690
Charles Schwab Corp.	705,841	18,020
Fairfax India Holdings Corp. (a)	911,500	9,206
		79,916
Consumer Finance - 0.0%
Synchrony Financial (a)	197,900	5,624
Diversified Financial Services - 0.1%
CME Group, Inc.	105,257	9,457
Multi Commodity Exchange of India Ltd. (a)	4,622	59
		9,516
Real Estate Investment Trusts - 0.2%
Extra Space Storage, Inc.	304,087	27,578
Real Estate Management & Development - 0.0%
Parsvnath Developers Ltd. (a)(f)	21,771,340	6,148
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	697,722	12,214
Indiabulls Housing Finance Ltd.	604,148	6,337
LIC Housing Finance Ltd. (a)	351,944	2,494
		21,045

TOTAL FINANCIALS		481,841

HEALTH CARE - 15.9%
Biotechnology - 9.9%
AbbVie, Inc.	1,860,412	102,137
ACADIA Pharmaceuticals, Inc. (a)	119,000	2,462
Acceleron Pharma, Inc. (a)	144,143	4,425
Aduro Biotech, Inc. (b)	85,684	1,241
Agios Pharmaceuticals, Inc. (a)(b)	192,578	8,131
Aimmune Therapeutics, Inc. (a)	399,157	5,460
Alexion Pharmaceuticals, Inc. (a)	655,869	95,711
Alkermes PLC (a)	963,547	30,843
Alnylam Pharmaceuticals, Inc. (a)	679,240	46,827
Amgen, Inc.	1,850,286	282,594
Ascendis Pharma A/S sponsored ADR	330,551	6,294
Avalanche Biotechnologies, Inc. (a)	88,979	534
BioCryst Pharmaceuticals, Inc. (a)	1,028,402	7,168
Biogen, Inc. (a)	725,190	198,020
BioMarin Pharmaceutical, Inc. (a)	259,887	19,237
bluebird bio, Inc. (a)	244,767	10,124
Calithera Biosciences, Inc. (a)(b)	262,144	1,311
Catabasis Pharmaceuticals, Inc.	520,393	3,445
Celgene Corp. (a)	2,830,872	283,993
Cellectis SA sponsored ADR	66,709	1,492
Chiasma, Inc. (a)(b)	298,351	3,073
Chiasma, Inc. (e)	221,566	2,282
Chiasma, Inc. warrants (a)	55,391	151
Chimerix, Inc. (a)	84,785	653
Coherus BioSciences, Inc. (a)(b)	484,489	6,424
CytomX Therapeutics, Inc.	378,621	5,651
CytomX Therapeutics, Inc. (a)	164,776	2,589
DBV Technologies SA sponsored ADR (a)	107,154	2,785
Dicerna Pharmaceuticals, Inc. (a)	158,644	1,041
Edge Therapeutics, Inc. (a)	338,839	3,765
Exelixis, Inc. (a)(b)	2,801,991	12,945
FibroGen, Inc. (a)	368,341	7,470
Gilead Sciences, Inc.	3,767,727	312,721
Global Blood Therapeutics, Inc. (a)(b)	508,233	9,621
Heron Therapeutics, Inc. (a)	87,877	1,845
Intercept Pharmaceuticals, Inc. (a)	142,207	15,107
Intrexon Corp. (a)(b)	472,617	13,772
Ionis Pharmaceuticals, Inc. (a)	125,729	4,895
Ironwood Pharmaceuticals, Inc. Class A (a)	893,167	8,244
Juno Therapeutics, Inc. (a)(b)	221,037	6,096
Kite Pharma, Inc. (a)(b)	97,468	4,629
Merrimack Pharmaceuticals, Inc. (a)(b)	1,569,525	9,684
Mirati Therapeutics, Inc. (a)	220,034	4,737
Momenta Pharmaceuticals, Inc. (a)	96,669	1,201
Neurocrine Biosciences, Inc. (a)	627,247	26,689
Novavax, Inc. (a)	438,504	2,258
Portola Pharmaceuticals, Inc. (a)	300,825	9,936
ProNai Therapeutics, Inc. (a)	292,403	2,421
Prothena Corp. PLC (a)	103,459	4,030
Radius Health, Inc. (a)	84,485	2,706
Regeneron Pharmaceuticals, Inc. (a)	426,508	179,172
REGENXBIO, Inc. (a)(b)	118,439	1,646
Sage Therapeutics, Inc. (a)	119,767	4,022
Seattle Genetics, Inc. (a)	372,893	12,298
Seres Therapeutics, Inc. (b)	48,933	1,318
Spark Therapeutics, Inc.	98,965	2,788
Trevena, Inc. (a)	1,033,895	7,527
Ultragenyx Pharmaceutical, Inc. (a)	58,720	3,297
uniQure B.V. (a)(b)	300,878	5,485
Versartis, Inc. (a)(b)	159,453	1,776
Vertex Pharmaceuticals, Inc. (a)	1,061,002	96,286
Xencor, Inc. (a)	110,350	1,194
		1,917,679
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp. (a)	3,061,638	53,671
DexCom, Inc. (a)	103,329	7,365
Edwards Lifesciences Corp. (a)	26,500	2,073
Glaukos Corp. (b)	75,218	1,228
Intuitive Surgical, Inc. (a)	146,941	79,473
Invuity, Inc.	507,111	3,895
Medtronic PLC	660,925	50,177
Nevro Corp. (a)	377,795	23,344
Novocure Ltd. (a)(b)	143,904	1,796
Olympus Corp.	101,400	3,954
		226,976
Health Care Providers & Services - 0.6%
Adeptus Health, Inc. Class A (a)	506,235	23,884
AmSurg Corp. (a)	555,956	40,690
Apollo Hospitals Enterprise Ltd. (a)	936,371	20,409
Cardinal Health, Inc.	114,049	9,280
Dr Lal Pathlabs Ltd.	7,779	90
Teladoc, Inc. (b)	656,907	10,668
UnitedHealth Group, Inc.	101,362	11,673
		116,694
Health Care Technology - 0.1%
athenahealth, Inc. (a)	75,273	10,674
Castlight Health, Inc. Class B (a)	508,709	1,684
Evolent Health, Inc.	241,372	2,382
		14,740
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	93,862	14,826
Lonza Group AG	37,805	5,792
		20,618
Pharmaceuticals - 4.0%
Achaogen, Inc. (a)	325,957	1,180
Allergan PLC (a)	1,233,475	350,837
Bristol-Myers Squibb Co.	2,053,785	127,663
Cempra, Inc. (a)(b)	132,400	2,281
CSPC Pharmaceutical Group Ltd.	2,108,000	1,783
Dermira, Inc. (a)	406,148	11,372
Endo Health Solutions, Inc. (a)	407,846	22,623
GW Pharmaceuticals PLC ADR (a)(b)	261,411	13,112
Intra-Cellular Therapies, Inc. (a)	105,204	3,901
Jazz Pharmaceuticals PLC (a)	188,344	24,247
Johnson & Johnson	37,600	3,927
Pacira Pharmaceuticals, Inc. (a)	114,684	6,815
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,545,799	95,036
The Medicines Company (a)	497,424	17,191
Valeant Pharmaceuticals International, Inc. (Canada) (a)	899,100	82,792
		764,760

TOTAL HEALTH CARE		3,061,467

INDUSTRIALS - 4.8%
Aerospace & Defense - 0.8%
Honeywell International, Inc.	879,698	90,785
Lockheed Martin Corp.	84,997	17,934
Northrop Grumman Corp.	33,169	6,138
Raytheon Co.	136,215	17,468
Space Exploration Technologies Corp. Class A (c)	160,303	14,267
		146,592
Airlines - 1.9%
American Airlines Group, Inc.	48,000	1,872
Azul-Linhas Aereas Brasileiras warrants (a)(c)	165,571	0
Delta Air Lines, Inc.	2,318,749	102,697
InterGlobe Aviation Ltd. (a)	257,728	3,358
JetBlue Airways Corp. (a)	646,400	13,775
Southwest Airlines Co.	3,402,173	127,990
Spirit Airlines, Inc. (a)	778,342	32,535
United Continental Holdings, Inc. (a)	1,634,834	78,930
Wizz Air Holdings PLC	268,021	7,257
		368,414
Building Products - 0.1%
Caesarstone Sdot-Yam Ltd. (a)	208,417	7,834
Toto Ltd.	232,800	7,556
		15,390
Construction & Engineering - 0.2%
Dycom Industries, Inc. (a)	556,900	36,900
Electrical Equipment - 0.7%
Acuity Brands, Inc.	182,840	37,012
SolarCity Corp. (a)(b)	2,616,654	93,284
		130,296
Industrial Conglomerates - 0.7%
Danaher Corp.	618,359	53,581
General Electric Co.	2,939,843	85,549
		139,130
Machinery - 0.1%
Eicher Motors Ltd. (a)	14,288	3,502
Rational AG	16,438	7,372
		10,874
Professional Services - 0.1%
Equifax, Inc.	42,542	4,501
WageWorks, Inc. (a)	187,645	8,395
		12,896
Road & Rail - 0.0%
Swift Transporation Co. (a)	253,100	4,128
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	1,845,147	48,472

TOTAL INDUSTRIALS		913,092

INFORMATION TECHNOLOGY - 35.6%
Communications Equipment - 0.5%
Palo Alto Networks, Inc. (a)	107,028	16,000
Qualcomm, Inc.	1,942,653	88,080
		104,080
Electronic Equipment & Components - 0.2%
Fitbit, Inc. (b)	2,357,613	39,136
Internet Software & Services - 14.7%
58.com, Inc. ADR (a)	294,400	16,516
Alibaba Group Holding Ltd. sponsored ADR (a)	1,946,816	130,495
Alphabet, Inc.:
Class A	1,430,536	1,089,134
Class C	622,484	462,474
Dropbox, Inc. (a)(c)	1,003,814	12,086
Facebook, Inc. Class A (a)	7,023,784	788,139
Gogo, Inc. (a)(b)	1,808,342	26,311
IAC/InterActiveCorp	146,900	7,630
Info Edge India Ltd.	151,831	1,786
JUST EAT Ltd. (a)	3,725,262	19,951
LinkedIn Corp. Class A (a)	300,192	59,411
New Relic, Inc. (a)	173,681	4,901
Rackspace Hosting, Inc. (a)	4,410,905	89,144
Tencent Holdings Ltd.	3,115,100	58,522
Twitter, Inc. (a)(b)	2,593,816	43,576
Yahoo!, Inc. (a)	386,100	11,394
		2,821,470
IT Services - 4.7%
Blackhawk Network Holdings, Inc. (a)	45,139	1,701
Cognizant Technology Solutions Corp. Class A (a)	3,518,764	222,773
EOH Holdings Ltd.	179,900	1,526
MasterCard, Inc. Class A	2,655,183	236,391
PayPal Holdings, Inc. (a)	839,913	30,354
Sabre Corp.	897,777	22,992
Total System Services, Inc.	163,278	6,557
Visa, Inc. Class A	5,072,585	377,857
		900,151
Semiconductors & Semiconductor Equipment - 4.8%
Analog Devices, Inc.	2,913,408	156,916
Avago Technologies Ltd.	2,106,359	281,641
Cavium, Inc. (a)	943,519	54,507
Cirrus Logic, Inc. (a)(b)	2,582,827	89,676
Monolithic Power Systems, Inc.	187,949	11,760
NVIDIA Corp.	1,487,948	43,582
NXP Semiconductors NV (a)	3,606,558	269,698
Semtech Corp. (a)	312,100	6,273
SolarEdge Technologies, Inc. (b)	600,439	16,974
		931,027
Software - 6.4%
1-Page Ltd. (a)(b)	3,708,397	9,221
Activision Blizzard, Inc.	5,264,487	183,309
Adobe Systems, Inc. (a)	991,602	88,381
Appirio, Inc. (c)	87,529	371
Electronic Arts, Inc. (a)	2,636,571	170,177
Ellie Mae, Inc. (a)(b)	222,697	15,551
HubSpot, Inc. (a)	52,029	2,112
Imperva, Inc. (a)	58,021	2,992
Microsoft Corp.	3,751,601	206,676
Mobileye NV (a)(b)	1,072,976	29,110
Paycom Software, Inc. (a)	172,565	5,203
Qlik Technologies, Inc. (a)	825,071	20,660
Red Hat, Inc. (a)	433,411	30,360
Salesforce.com, Inc. (a)	5,288,541	359,938
SAP AG sponsored ADR (b)	171,000	13,646
ServiceNow, Inc. (a)	24,800	1,543
Tableau Software, Inc. (a)	276,324	22,172
Workday, Inc. Class A (a)	723,454	45,585
Zendesk, Inc. (a)	602,381	13,258
		1,220,265
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	8,021,826	780,845
SanDisk Corp.	289,670	20,480
Western Digital Corp.	591,196	28,366
		829,691

TOTAL INFORMATION TECHNOLOGY		6,845,820

MATERIALS - 0.6%
Chemicals - 0.5%
Albemarle Corp. U.S.	254,316	13,387
CF Industries Holdings, Inc.	2,760,957	82,829
LyondellBasell Industries NV Class A	25,600	1,996
Sherwin-Williams Co.	7,600	1,943
		100,155
Construction Materials - 0.0%
Prism Cement Ltd. (a)	2,498,232	2,811
Containers & Packaging - 0.1%
Ball Corp.	90,876	6,073

TOTAL MATERIALS		109,039

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Bharti Infratel Ltd.	4,892,590	26,202
TOTAL COMMON STOCKS
(Cost $14,027,259)		18,748,015

Preferred Stocks - 2.5%
Convertible Preferred Stocks - 2.4%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
The Honest Co., Inc.:
Series C (a)(c)	350,333	16,029
Series D (c)	77,448	3,544
		19,573
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (c)	780,377	10,847
Food Products - 0.1%
BLUE BOTTLE Coffee, Inc. Series C (c)	632,822	9,783
Tobacco - 0.0%
PAX Labs, Inc. Series C (c)	2,555,833	8,409
TOTAL CONSUMER STAPLES		29,039
FINANCIALS - 0.0%
Consumer Finance - 0.0%
Oportun Finance Corp. Series H (c)	3,552,125	8,845
HEALTH CARE - 0.2%
Biotechnology - 0.1%
AC Immune SA Series E (c)	603,000	4,314
Editas Medicine, Inc. Series B (c)	276,353	3,979
Gensight Biologics Series B (c)	423,803	2,110
Immunocore Ltd. Series A (c)	11,275	1,577
Intellia Therapeutics, Inc. Series B (c)	634,094	3,329
Pronutria Biosciences, Inc. Series C (c)	545,634	3,906
		19,215
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (c)	2,728,716	18,432
Pharmaceuticals - 0.0%
Corvus Pharmaceuticals, Inc. Series B (c)	338,682	4,745
TOTAL HEALTH CARE		42,392
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (c)	97,277	8,658
Airlines - 0.0%
Azul-Linhas Aereas Brasileiras Series B (a)(c)	165,571	6,209
Professional Services - 0.0%
YourPeople, Inc. Series C (c)	692,196	4,783
TOTAL INDUSTRIALS		19,650
INFORMATION TECHNOLOGY - 1.8%
Internet Software & Services - 1.4%
Jet.Com, Inc. Series B1 (c)	2,928,086	14,605
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)	5,156,948	251,516
Series E, 8.00% (a)(c)	102,648	5,006
		271,127
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)	646,522	10,351
Nutanix, Inc. Series E (a)(c)	482,746	5,986
		16,337
Software - 0.3%
Appirio, Inc. Series E (c)	612,702	2,598
Bracket Computing, Inc. Series C (c)	1,207,761	9,500
Cloudera, Inc. Series F (a)(c)	186,078	6,109
Cloudflare, Inc. Series D (a)(c)	696,025	3,404
Dataminr, Inc. Series D (c)	277,250	2,201
Delphix Corp. Series D (c)	675,445	3,377
Malwarebytes Corp. Series B (c)	1,056,193	10,958
Snapchat, Inc. Series F (c)	661,195	17,026
Taboola.Com Ltd. Series E (a)(c)	634,902	5,155
		60,328
TOTAL INFORMATION TECHNOLOGY		347,792

TOTAL CONVERTIBLE PREFERRED STOCKS		467,291

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
China Internet Plus Holdings Ltd. (c)	3,163,704	12,214
TOTAL PREFERRED STOCKS
(Cost $331,652)		479,505

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.38% (g)	11,683,561	11,684
Fidelity Securities Lending Cash Central Fund, 0.42% (g)(h)	374,522,697	374,523
TOTAL MONEY MARKET FUNDS
(Cost $386,207)		386,207
TOTAL INVESTMENT PORTFOLIO - 102.0%
(Cost $14,745,118)		19,613,727
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(384,585)
NET ASSETS - 100%		$19,229,142

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $529,490,000 or 2.8% of net assets.

 (d) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,453,000 or 0.0% of net assets.

 (f) Affiliated company

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AC Immune SA Series E	10/19/15	$5,811
Appirio, Inc.	2/12/15	$625
Appirio, Inc. Series E	2/12/15	$4,375
AppNexus, Inc. Series E	8/1/14	$12,951
Azul-Linhas Aereas Brasileiras Series B	12/24/13	$7,023
Azul-Linhas Aereas Brasileiras warrants	12/24/13	$0
Blue Apron, Inc. Series D	5/18/15	$10,400
BLUE BOTTLE Coffee, Inc. Series C	5/29/15	$21,086
Bracket Computing, Inc. Series C	9/9/15	$9,500
China Internet Plus Holdings Ltd.	1/26/15	$10,000
Cloudera, Inc. Series F	2/5/14	$2,709
Cloudflare, Inc. Series D	11/5/14 - 6/24/15	$4,349
Corvus Pharmaceuticals, Inc. Series B	9/16/15	$4,745
Dataminr, Inc. Series D	3/6/15	$3,535
Delphix Corp. Series D	7/10/15	$6,079
Dropbox, Inc.	5/2/12	$9,084
Editas Medicine, Inc. Series B	8/4/15	$3,233
Gensight Biologics Series B	7/2/15	$3,266
Immunocore Ltd. Series A	7/27/15	$2,122
Intellia Therapeutics, Inc. Series B	8/20/15	$3,329
Jet.Com, Inc. Series B1	11/24/15	$14,605
Malwarebytes Corp. Series B	12/21/15	$10,958
Mulberry Health, Inc. Series A8	1/20/16	$18,432
NJOY, Inc.	6/7/13 - 2/14/14	$16,957
Nutanix, Inc. Series E	8/26/14	$6,467
Oportun Finance Corp. Series H	2/6/15	$10,114
PAX Labs, Inc. Series C	5/22/15	$9,840
Pronutria Biosciences, Inc. Series C	1/30/15	$5,500
Snapchat, Inc. Series F	3/25/15	$20,312
Space Exploration Technologies Corp. Class A	10/16/15	$14,267
Space Exploration Technologies Corp. Series G	1/20/15	$7,535
Taboola.Com Ltd. Series E	12/22/14	$6,619
The Honest Co., Inc.	8/21/14	$4,062
The Honest Co., Inc. Series C	8/21/14	$9,479
The Honest Co., Inc. Series D	8/3/15	$3,544
Tory Burch LLC unit	5/14/15	$20,890
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$80,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$3,420
YourPeople, Inc. Series C	5/1/15	$10,314

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$33
Fidelity Securities Lending Cash Central Fund	7,700
Total	$7,733

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Nu Skin Enterprises, Inc. Class A	$134,517	$16,005	$38,070	$2,678	$--
Parsvnath Developers Ltd.	6,516	--	--	--	6,148
Total	$141,033	$16,005	$38,070	$2,678	$6,148

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$5,059,841	$4,743,665	$261,128	$55,048
Consumer Staples	2,072,029	1,981,408	61,582	29,039
Energy	239,510	239,510	--	--
Financials	490,686	454,589	27,252	8,845
Health Care	3,103,859	3,023,637	37,830	42,392
Industrials	932,742	869,780	29,045	33,917
Information Technology	7,193,612	6,742,357	91,006	360,249
Materials	109,039	106,228	2,811	--
Telecommunication Services	26,202	--	26,202	--
Money Market Funds	386,207	386,207	--	--
Total Investments in Securities:	$19,613,727	$18,547,381	$536,856	$529,490

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$290,982
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$298,720
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	26,466
Cost of Purchases	35,063
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$360,249
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2016	$26,466
Equities - Other Investments in Securities
Beginning Balance	$161,801
Net Realized Gain (Loss) on Investment Securities	(3,712)
Net Unrealized Gain (Loss) on Investment Securities	(24,841)
Cost of Purchases	70,926
Proceeds of Sales	(34,933)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$169,241
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2016	$(26,661)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.8%
Ireland	2.5%
Cayman Islands	2.0%
Netherlands	1.6%
Singapore	1.5%
Others (Individually Less Than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2016
Assets
Investment in securities, at value (including securities loaned of $373,149) — See accompanying schedule: Unaffiliated issuers (cost $14,328,060)	$19,221,372
Fidelity Central Funds (cost $386,207)	386,207
Other affiliated issuers (cost $30,851)	6,148
Total Investments (cost $14,745,118)		$19,613,727
Cash		643
Foreign currency held at value (cost $1,938)		1,940
Receivable for investments sold		144,610
Receivable for fund shares sold		30,282
Dividends receivable		6,247
Distributions receivable from Fidelity Central Funds		1,532
Prepaid expenses		35
Other receivables		887
Total assets		19,799,903
Liabilities
Payable for investments purchased	$162,758
Payable for fund shares redeemed	19,598
Accrued management fee	10,570
Other affiliated payables	2,455
Other payables and accrued expenses	857
Collateral on securities loaned, at value	374,523
Total liabilities		570,761
Net Assets		$19,229,142
Net Assets consist of:
Paid in capital		$14,378,109
Undistributed net investment income		3,899
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(21,478)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,868,612
Net Assets		$19,229,142
Blue Chip Growth:
Net Asset Value, offering price and redemption price per share ($14,218,071 ÷ 224,760 shares)		$63.26
Class K:
Net Asset Value, offering price and redemption price per share ($5,011,071 ÷ 79,093 shares)		$63.36

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2016
Investment Income
Dividends (including $2,678 earned from other affiliated issuers)		$85,017
Income from Fidelity Central Funds (including $7,700 from security lending)		7,733
Total income		92,750
Expenses
Management fee
Basic fee	$55,737
Performance adjustment	16,955
Transfer agent fees	13,596
Accounting and security lending fees	907
Custodian fees and expenses	197
Independent trustees' compensation	46
Registration fees	248
Audit	76
Legal	38
Interest	5
Miscellaneous	59
Total expenses before reductions	87,864
Expense reductions	(338)	87,526
Net investment income (loss)		5,224
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	129,515
Other affiliated issuers	(26,101)
Foreign currency transactions	(304)
Total net realized gain (loss)		103,110
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $1,459)	(2,563,680)
Total change in net unrealized appreciation (depreciation)		(2,563,680)
Net gain (loss)		(2,460,570)
Net increase (decrease) in net assets resulting from operations		$(2,455,346)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,224	$20,601
Net realized gain (loss)	103,110	1,230,303
Change in net unrealized appreciation (depreciation)	(2,563,680)	2,175,419
Net increase (decrease) in net assets resulting from operations	(2,455,346)	3,426,323
Distributions to shareholders from net investment income	(10,672)	(27,789)
Distributions to shareholders from net realized gain	(1,033,010)	(1,011,245)
Total distributions	(1,043,682)	(1,039,034)
Share transactions - net increase (decrease)	1,483,954	2,274,956
Total increase (decrease) in net assets	(2,015,074)	4,662,245
Net Assets
Beginning of period	21,244,216	16,581,971
End of period (including undistributed net investment income of $3,899 and undistributed net investment income of $9,347, respectively)	$19,229,142	$21,244,216

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Blue Chip Growth Fund

	Six months ended	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$75.25	$66.72	$59.65	$47.38	$48.17	$37.63
Income from Investment Operations
Net investment income (loss)A	.01	.05	.15	.39	.10	(.03)
Net realized and unrealized gain (loss)	(8.34)	12.56	11.63	12.79	.75	10.61
Total from investment operations	(8.33)	12.61	11.78	13.18	.85	10.58
Distributions from net investment income	(.03)	(.09)	(.24)	(.23)	(.04)	–B,C
Distributions from net realized gain	(3.63)	(3.99)	(4.47)	(.68)	(1.60)	(.04)B
Total distributions	(3.66)	(4.08)	(4.71)	(.91)	(1.64)	(.04)
Net asset value, end of period	$63.26	$75.25	$66.72	$59.65	$47.38	$48.17
Total ReturnD,E	(11.37)%	19.72%	21.07%	28.25%	2.27%	28.12%
Ratios to Average Net AssetsF,G
Expenses before reductions	.90%H	.89%	.80%	.76%	.90%	.94%
Expenses net of fee waivers, if any	.90%H	.89%	.80%	.76%	.90%	.94%
Expenses net of all reductions	.89%H	.88%	.80%	.74%	.89%	.92%
Net investment income (loss)	.02%H	.07%	.23%	.75%	.21%	(.06)%
Supplemental Data
Net assets, end of period (in millions)	$14,218	$15,346	$11,970	$12,927	$10,595	$12,024
Portfolio turnover rateI	51%H,J	51%J	57%J	75%	95%	132%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Blue Chip Growth Fund Class K

	Six months ended	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$75.36	$66.82	$59.74	$47.46	$48.21	$37.66
Income from Investment Operations
Net investment income (loss)A	.05	.13	.23	.47	.17	.05
Net realized and unrealized gain (loss)	(8.35)	12.57	11.64	12.79	.75	10.62
Total from investment operations	(8.30)	12.70	11.87	13.26	.92	10.67
Distributions from net investment income	(.07)	(.17)	(.33)	(.30)	(.08)	(.05)B
Distributions from net realized gain	(3.63)	(3.99)	(4.47)	(.68)	(1.60)	(.07)B
Total distributions	(3.70)	(4.16)	(4.79)C	(.98)	(1.67)D	(.12)
Net asset value, end of period	$63.36	$75.36	$66.82	$59.74	$47.46	$48.21
Total ReturnE,F	(11.31)%	19.84%	21.23%	28.42%	2.43%	28.37%
Ratios to Average Net AssetsG,H
Expenses before reductions	.78%I	.78%	.68%	.61%	.74%	.77%
Expenses net of fee waivers, if any	.78%I	.77%	.68%	.61%	.74%	.77%
Expenses net of all reductions	.77%I	.77%	.67%	.60%	.73%	.76%
Net investment income (loss)	.14%I	.19%	.36%	.89%	.37%	.11%
Supplemental Data
Net assets, end of period (in millions)	$5,011	$5,898	$4,612	$3,506	$2,467	$1,455
Portfolio turnover rateJ	51%I,K	51%K	57%K	75%	95%	132%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $4.79 per share is comprised of distributions from net investment income of $.325 and distributions from net realized gain of $4.466 per share.

 D Total distributions of $1.67 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $1.598 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Blue Chip Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 529,490	Discount cash flow	Growth rate	2.5%	Increase
			Weighted average cost of capital	11.5%	Decrease
		Last transaction price	Transaction price	$0.00 - $140.00 / $43.20	Increase
			Discount rate	15.0%	Decrease
			Put premium	38.0%	Increase
		Market comparable	EV/EBITDA multiple	8.2	Increase
			EV/Sales multiple	1.2 - 11.1 / 5.1	Increase
			Discount rate	3.0% - 30.0% / 12.8%	Decrease
			P/E multiple	12.1 - 12.7 / 12.6	Increase
			Discount for lack of marketability	10.0% - 25.0% / 15.9%	Decrease
			Premium rate	1.0% - 86.4% / 40.4%	Increase
			EV/GP multiple	4.2	Increase
			Probability rate	90.0% - 100.0% / 95.0%	Increase
		Proposed transaction price	Transaction price	$8.00	Increase
			Discount rate	10.0%	Decrease
			Index movement	30.2%	Increase
		Proxy adjustment	Proxy movement	25.8% - 29.9% / 27.7%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$6,078,270
Gross unrealized depreciation	(1,312,022)
Net unrealized appreciation (depreciation) on securities	$4,766,248
Tax cost	$14,847,479

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $5,876,876 and $5,221,442, respectively.

Redemptions In-Kind. During the period, 2,731 shares of the Fund held by unaffiliated entities were redeemed in-kind for cash and investments with a value of $184,152. The net realized gain of $89,282 on investments delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Blue Chip Growth as compared to its benchmark index, the Russell 1000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Blue Chip Growth, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Blue Chip Growth	$12,319.17
Class K	1,277.05
	$ 13,596

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $89 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$35,619.55%		$5

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $24,265. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $955 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $262 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $75.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Blue Chip Growth	$5,376	$15,581
Class K	5,296	12,208
Total	$10,672	$27,789
From net realized gain
Blue Chip Growth	$753,870	$722,639
Class K	279,140	288,606
Total	$1,033,010	$1,011,245

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Blue Chip Growth
Shares sold	29,784	45,258	$2,028,783	$3,161,935
Reinvestment of distributions	10,852	10,699	732,286	715,067
Shares redeemed	(19,806)	(31,433)	(1,336,794)	(2,196,025)
Net increase (decrease)	20,830	24,524	$1,424,275	$1,680,977
Class K
Shares sold	9,577	26,108	$652,724	$1,808,830
Reinvestment of distributions	4,210	4,497	284,436	300,814
Shares redeemed	(12,959)(a)	(21,373)(b)	(877,481)(a)	(1,515,665)(b)
Net increase (decrease)	828	9,232	$59,679	$593,979

 (a) Amount includes in-kind redemptions (See Note 4: Redemptions In-Kind).

 (b) Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and the Shareholders of Fidelity Blue Chip Growth Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity® Blue Chip Growth Fund (the Fund), a fund of Fidelity Securities Fund, including the schedule of investments, as of January 31, 2016, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended January 31, 2016 and for the year ended July 31, 2015, and the financial highlights for the six months ended January 31, 2016 and for each of the five years in the period ended July 31, 2015. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity® Blue Chip Growth Fund as of January 31, 2016, the results of its operations for the six months then ended, the changes in its net assets for the six months ended January 31, 2016 and for the year ended July 31, 2015, and the financial highlights for the six months ended January 31, 2016 and for each of the five years in the period then ended July 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 17, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Blue Chip Growth	.90%
Actual		$1,000.00	$886.30	$4.27
Hypothetical-C		$1,000.00	$1,020.61	$4.57
Class K	.78%
Actual		$1,000.00	$886.90	$3.70
Hypothetical-C		$1,000.00	$1,021.22	$3.96

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

BCF-K-SANN-0316
1.863116.107

Fidelity® Series Real Estate Equity Fund Fidelity® Series Real Estate Equity Fund Class F Semi-Annual Report January 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	11.7	10.2
Boston Properties, Inc.	5.4	5.6
Public Storage	5.3	4.5
Ventas, Inc.	4.9	3.3
Extra Space Storage, Inc.	4.7	3.4
Essex Property Trust, Inc.	4.6	5.1
UDR, Inc.	3.9	3.9
Federal Realty Investment Trust (SBI)	3.5	3.2
Equity Residential (SBI)	3.4	2.2
Mid-America Apartment Communities, Inc.	3.3	0.2
	50.7

Top Five REIT Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Apartments	18.2	18.0
REITs - Regional Malls	16.1	15.7
REITs - Office Property	13.0	16.6
REITs - Health Care	10.4	11.4
REITs - Storage	10.0	7.9

Asset Allocation (% of fund's net assets)

As of January 31, 2016
Stocks	98.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

As of July 31, 2015
Stocks	99.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Hotels, Restaurants & Leisure - 0.8%
Hotels, Resorts & Cruise Lines - 0.8%
Hilton Worldwide Holdings, Inc.	549,100	$9,779,471
Real Estate Investment Trusts - 97.3%
REITs - Apartments - 18.2%
AvalonBay Communities, Inc.	207,735	35,624,475
Equity Residential (SBI)	517,351	39,882,589
Essex Property Trust, Inc.	251,667	53,632,754
Mid-America Apartment Communities, Inc.	407,900	38,269,178
UDR, Inc.	1,271,300	45,245,567
		212,654,563
REITs - Diversified - 5.9%
Cousins Properties, Inc.	981,126	8,457,306
DuPont Fabros Technology, Inc.	705,300	23,394,801
Forest City Realty Trust, Inc. (a)	1,159,642	22,844,947
Liberty Property Trust (SBI)	326,700	9,578,844
Vornado Realty Trust	52,700	4,661,842
		68,937,740
REITs - Health Care - 10.4%
HCP, Inc.	284,559	10,227,050
Healthcare Realty Trust, Inc.	1,040,000	30,201,600
Healthcare Trust of America, Inc.	141,500	3,967,660
Sabra Health Care REIT, Inc.	501,113	9,200,435
Ventas, Inc.	1,047,537	57,949,747
Welltower, Inc.	164,249	10,219,573
		121,766,065
REITs - Hotels - 4.7%
Ashford Hospitality Prime, Inc.	364,583	4,006,767
Chesapeake Lodging Trust	180,800	4,541,696
FelCor Lodging Trust, Inc.	2,756,313	19,183,938
Host Hotels & Resorts, Inc.	1,751,000	24,251,350
Pebblebrook Hotel Trust	99,900	2,439,558
		54,423,309
REITs - Management/Investment - 2.5%
Coresite Realty Corp.	92,700	5,945,778
Empire State Realty Trust, Inc.	1,411,700	23,363,635
		29,309,413
REITs - Manufactured Homes - 2.4%
Equity Lifestyle Properties, Inc.	65,700	4,330,944
Sun Communities, Inc.	356,158	23,716,561
		28,047,505
REITs - Office Property - 13.0%
Alexandria Real Estate Equities, Inc.	145,708	11,537,159
Boston Properties, Inc.	547,349	63,607,427
Mack-Cali Realty Corp.	1,727,000	35,904,330
New York (REIT), Inc.	318,900	3,278,292
Parkway Properties, Inc.	1,128,500	15,200,895
SL Green Realty Corp.	234,432	22,648,476
		152,176,579
REITs - Regional Malls - 16.1%
General Growth Properties, Inc.	731,400	20,508,456
Simon Property Group, Inc.	736,523	137,199,506
Taubman Centers, Inc.	160,422	11,396,379
The Macerich Co.	247,100	19,266,387
		188,370,728
REITs - Shopping Centers - 9.5%
Cedar Shopping Centers, Inc.	1,755,284	12,392,305
Federal Realty Investment Trust (SBI)	271,452	40,943,105
Inland Real Estate Corp.	310,434	3,324,748
Kite Realty Group Trust	320,650	8,497,225
Ramco-Gershenson Properties Trust (SBI)	528,421	9,030,715
Urban Edge Properties	1,483,450	36,047,835
		110,235,933
REITs - Storage - 10.0%
Extra Space Storage, Inc.	604,700	54,840,243
Public Storage	246,087	62,397,820
		117,238,063
REITs - Warehouse/Industrial - 4.6%
DCT Industrial Trust, Inc.	946,275	33,867,182
Prologis, Inc.	317,206	12,520,121
Terreno Realty Corp.	330,867	7,437,890
		53,825,193

TOTAL REAL ESTATE INVESTMENT TRUSTS		1,136,985,091

TOTAL COMMON STOCKS
(Cost $967,842,083)		1,146,764,562

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 0.38% (b)
(Cost $32,470,086)	32,470,086	32,470,086
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $1,000,312,169)		1,179,234,648
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(10,569,024)
NET ASSETS - 100%		$1,168,665,624

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28,515
Fidelity Securities Lending Cash Central Fund	273
Total	$28,788

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $967,842,083)	$1,146,764,562
Fidelity Central Funds (cost $32,470,086)	32,470,086
Total Investments (cost $1,000,312,169)		$1,179,234,648
Receivable for investments sold		18,719,471
Receivable for fund shares sold		496,382
Dividends receivable		413,863
Distributions receivable from Fidelity Central Funds		8,821
Prepaid expenses		2,020
Other receivables		27,304
Total assets		1,198,902,509
Liabilities
Payable to custodian bank	$4,302,151
Payable for investments purchased	10,564,060
Payable for fund shares redeemed	14,686,066
Accrued management fee	542,864
Other affiliated payables	109,337
Other payables and accrued expenses	32,407
Total liabilities		30,236,885
Net Assets		$1,168,665,624
Net Assets consist of:
Paid in capital		$994,861,840
Undistributed net investment income		1,212,502
Accumulated undistributed net realized gain (loss) on investments		(6,331,197)
Net unrealized appreciation (depreciation) on investments		178,922,479
Net Assets		$1,168,665,624
Series Real Estate Equity:
Net Asset Value, offering price and redemption price per share ($533,675,627 ÷ 41,477,393 shares)		$12.87
Class F:
Net Asset Value, offering price and redemption price per share ($634,989,997 ÷ 49,343,621 shares)		$12.87

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$17,199,281
Income from Fidelity Central Funds		28,788
Total income		17,228,069
Expenses
Management fee	$3,341,289
Transfer agent fees	467,685
Accounting and security lending fees	195,956
Custodian fees and expenses	19,870
Independent trustees' compensation	2,666
Audit	24,366
Legal	2,208
Interest	286
Miscellaneous	3,340
Total expenses before reductions	4,057,666
Expense reductions	(43,806)	4,013,860
Net investment income (loss)		13,214,209
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,711,536)
Total net realized gain (loss)		(3,711,536)
Change in net unrealized appreciation (depreciation) on investment securities		(17,533,132)
Net gain (loss)		(21,244,668)
Net increase (decrease) in net assets resulting from operations		$(8,030,459)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,214,209	$22,287,763
Net realized gain (loss)	(3,711,536)	105,851,825
Change in net unrealized appreciation (depreciation)	(17,533,132)	7,806,315
Net increase (decrease) in net assets resulting from operations	(8,030,459)	135,945,903
Distributions to shareholders from net investment income	(16,165,094)	(22,136,162)
Distributions to shareholders from net realized gain	(87,069,592)	(71,866,191)
Total distributions	(103,234,686)	(94,002,353)
Share transactions - net increase (decrease)	50,392,663	(57,207,882)
Total increase (decrease) in net assets	(60,872,482)	(15,264,332)
Net Assets
Beginning of period	1,229,538,106	1,244,802,438
End of period (including undistributed net investment income of $1,212,502 and undistributed net investment income of $4,163,387, respectively)	$1,168,665,624	$1,229,538,106

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Real Estate Equity Fund

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$14.18	$13.85	$12.87	$12.39	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.24	.23	.18	.11
Net realized and unrealized gain (loss)	(.30)	1.11	1.31	.78	2.38
Total from investment operations	(.16)	1.35	1.54	.96	2.49
Distributions from net investment income	(.17)	(.23)	(.21)	(.17)	(.08)
Distributions from net realized gain	(.98)	(.79)	(.35)	(.31)	(.02)
Total distributions	(1.15)	(1.02)	(.56)	(.48)	(.10)
Net asset value, end of period	$12.87	$14.18	$13.85	$12.87	$12.39
Total ReturnC,D	(.67)%	10.04%	12.72%	8.06%	25.03%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.76%	.77%	.79%	.81%G
Expenses net of fee waivers, if any	.76%G	.75%	.77%	.79%	.81%G
Expenses net of all reductions	.75%G	.74%	.76%	.78%	.81%G
Net investment income (loss)	2.08%G	1.69%	1.84%	1.44%	1.27%G
Supplemental Data
Net assets, end of period (000 omitted)	$533,676	$577,786	$598,298	$531,188	$475,392
Portfolio turnover rateH	69%G	60%	69%	48%	40%G

 A For the period October 20, 2011 (commencement of operations) to July 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Real Estate Equity Fund Class F

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$14.19	$13.86	$12.87	$12.39	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.26	.26	.21	.13
Net realized and unrealized gain (loss)	(.30)	1.11	1.31	.78	2.37
Total from investment operations	(.15)	1.37	1.57	.99	2.50
Distributions from net investment income	(.18)	(.25)	(.23)	(.20)	(.09)
Distributions from net realized gain	(.98)	(.79)	(.35)	(.31)	(.02)
Total distributions	(1.17)C	(1.04)	(.58)	(.51)	(.11)
Net asset value, end of period	$12.87	$14.19	$13.86	$12.87	$12.39
Total ReturnD,E	(.65)%	10.23%	13.01%	8.27%	25.16%
Ratios to Average Net AssetsF,G
Expenses before reductions	.59%H	.59%	.59%	.60%	.61%H
Expenses net of fee waivers, if any	.59%H	.59%	.59%	.60%	.61%H
Expenses net of all reductions	.58%H	.58%	.59%	.59%	.61%H
Net investment income (loss)	2.25%H	1.86%	2.02%	1.63%	1.47%H
Supplemental Data
Net assets, end of period (000 omitted)	$634,990	$651,752	$646,504	$493,761	$323,523
Portfolio turnover rateI	69%H	60%	69%	48%	40%H

 A For the period October 20, 2011 (commencement of operations) to July 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.17 per share is comprised of distributions from net investment income of $.183 and distributions from net realized gain of $.983 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Series Real Estate Equity Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Real Estate Equity and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$212,817,572
Gross unrealized depreciation	(36,616,996)
Net unrealized appreciation (depreciation) on securities	$176,200,576
Tax cost	$1,003,034,072

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $411,941,595 and $459,396,575, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Real Estate Equity. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Series Real Estate Equity	$467,685.17

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,696 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,094,750.36%		$286

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $813 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $273. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $39,382 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,424.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Series Real Estate Equity	$7,156,674	$9,854,635
Class F	9,008,420	12,281,527
Total	$16,165,094	$22,136,162
From net realized gain
Series Real Estate Equity	$40,417,572	$34,110,116
Class F	46,652,020	37,756,075
Total	$87,069,592	$71,866,191

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Series Real Estate Equity
Shares sold	2,476,053	5,563,053	$33,327,877	$79,011,834
Reinvestment of distributions	3,860,939	3,171,934	47,574,246	43,964,751
Shares redeemed	(5,592,814)	(11,198,553)	(73,074,418)	(163,372,510)
Net increase (decrease)	744,178	(2,463,566)	$7,827,705	$(40,395,925)
Class F
Shares sold	4,373,861	8,500,030	$58,482,713	$120,305,866
Reinvestment of distributions	4,514,673	3,607,000	55,660,440	50,037,602
Shares redeemed	(5,481,388)	(12,831,072)	(71,578,195)	(187,155,425)
Net increase (decrease)	3,407,146	(724,042)	$42,564,958	$(16,811,957)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Series Real Estate Equity	.76%
Actual		$1,000.00	$993.30	$3.81
Hypothetical-C		$1,000.00	$1,021.32	$3.86
Class F	.59%
Actual		$1,000.00	$993.50	$2.96
Hypothetical-C		$1,000.00	$1,022.17	$3.00

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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SLE-SANN-0316
1.930456.104

Fidelity® Series Small Cap Opportunities Fund Fidelity® Series Small Cap Opportunities Fund Class F Semi-Annual Report January 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Bank of the Ozarks, Inc.	1.3	1.4
Global Payments, Inc.	1.3	1.3
MB Financial, Inc.	1.3	1.1
Allied World Assurance Co. Holdings AG	1.3	1.2
PacWest Bancorp	1.2	1.3
Mid-America Apartment Communities, Inc.	1.2	1.1
WSFS Financial Corp.	1.1	1.0
Associated Banc-Corp.	1.1	1.1
Banner Corp.	1.0	1.1
Coresite Realty Corp.	1.0	0.0
	11.8

Top Five Market Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.7	23.2
Information Technology	18.3	16.4
Health Care	13.5	15.5
Consumer Discretionary	12.7	13.7
Industrials	12.3	12.6

Asset Allocation (% of fund's net assets)

As of January 31, 2016*
Stocks and Equity Futures	97.2%
Short-Term Investments and Net Other Assets (Liabilities)	2.8%

 * Foreign investments - 9.4%

As of July 31, 2015*
Stocks and Equity Futures	95.8%
Short-Term Investments and Net Other Assets (Liabilities)	4.2%

 * Foreign investments - 7.7%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 1.8%
Cooper Tire & Rubber Co.	650,080	$23,701,917
Standard Motor Products, Inc.	446,634	16,663,915
Tenneco, Inc. (a)	839,086	32,061,476
Visteon Corp.	246,300	16,472,544
		88,899,852
Diversified Consumer Services - 0.6%
Service Corp. International	1,203,400	29,110,246
Hotels, Restaurants & Leisure - 2.4%
Bloomin' Brands, Inc.	985,516	17,404,213
Buffalo Wild Wings, Inc. (a)	188,300	28,678,090
Dave & Buster's Entertainment, Inc. (a)	281,332	10,203,912
Domino's Pizza, Inc.	212,400	24,198,732
Texas Roadhouse, Inc. Class A	996,043	36,684,264
		117,169,211
Household Durables - 1.8%
Ethan Allen Interiors, Inc.	1,308,735	34,943,225
Helen of Troy Ltd. (a)	238,700	21,332,619
Jarden Corp. (a)	621,322	32,961,132
		89,236,976
Leisure Products - 1.1%
Brunswick Corp.	586,500	23,372,025
Vista Outdoor, Inc. (a)	660,348	31,835,377
		55,207,402
Media - 1.1%
Nexstar Broadcasting Group, Inc. Class A	709,417	32,072,743
Starz Series A (a)	716,300	20,364,409
		52,437,152
Multiline Retail - 0.3%
Dillard's, Inc. Class A	224,644	15,817,184
Specialty Retail - 1.3%
Genesco, Inc. (a)	358,525	23,712,844
Murphy U.S.A., Inc. (a)	311,900	18,043,415
Sally Beauty Holdings, Inc. (a)	803,800	22,152,728
		63,908,987
Textiles, Apparel & Luxury Goods - 2.3%
Deckers Outdoor Corp. (a)	555,500	27,475,030
G-III Apparel Group Ltd. (a)	843,174	41,619,069
Steven Madden Ltd. (a)	1,249,739	40,354,072
		109,448,171

TOTAL CONSUMER DISCRETIONARY		621,235,181

CONSUMER STAPLES - 3.1%
Beverages - 0.3%
Coca-Cola Bottling Co. Consolidated	82,955	14,591,785
Food & Staples Retailing - 0.6%
Casey's General Stores, Inc.	265,050	32,002,137
Food Products - 1.5%
Greencore Group PLC	3,389,309	18,827,528
Ingredion, Inc.	163,900	16,508,008
J&J Snack Foods Corp.	197,050	21,277,459
Pinnacle Foods, Inc.	343,900	14,749,871
		71,362,866
Personal Products - 0.7%
Coty, Inc. Class A (b)	543,900	13,385,379
Inter Parfums, Inc.	722,300	19,393,755
		32,779,134

TOTAL CONSUMER STAPLES		150,735,922

ENERGY - 2.7%
Energy Equipment & Services - 0.6%
Bristow Group, Inc.	550,949	12,815,074
Rowan Companies PLC	365,300	4,621,045
Total Energy Services, Inc.	1,266,170	12,969,905
		30,406,024
Oil, Gas & Consumable Fuels - 2.1%
Boardwalk Pipeline Partners, LP	1,455,647	15,881,109
Diamondback Energy, Inc.	314,493	23,759,946
Newfield Exploration Co. (a)	606,512	17,631,304
PDC Energy, Inc. (a)	406,400	23,111,968
Western Refining, Inc.	586,712	19,302,825
		99,687,152

TOTAL ENERGY		130,093,176

FINANCIALS - 23.7%
Banks - 9.9%
Associated Banc-Corp.	2,966,913	52,069,323
BancFirst Corp.	484,678	27,112,887
Bank of the Ozarks, Inc.	1,437,774	63,750,894
Banner Corp.	1,241,471	51,521,047
BBCN Bancorp, Inc.	3,078,210	46,788,792
Community Bank System, Inc.	781,388	29,411,444
Huntington Bancshares, Inc.	4,887,600	41,935,608
Investors Bancorp, Inc.	4,151,300	48,528,697
MB Financial, Inc.	2,020,200	62,868,624
PacWest Bancorp	1,638,988	60,167,249
		484,154,565
Capital Markets - 2.2%
AURELIUS AG	882,535	44,556,877
OM Asset Management Ltd.	2,831,524	32,024,536
Raymond James Financial, Inc.	675,100	29,576,131
		106,157,544
Insurance - 3.2%
Allied World Assurance Co. Holdings AG	1,677,013	61,361,906
Aspen Insurance Holdings Ltd.	760,690	35,379,692
James River Group Holdings Ltd.	530,910	18,008,467
Primerica, Inc. (b)	877,605	39,501,001
		154,251,066
Real Estate Investment Trusts - 7.3%
Coresite Realty Corp.	787,900	50,535,906
Cousins Properties, Inc.	2,968,220	25,586,056
Equity Lifestyle Properties, Inc.	754,200	49,716,864
Kite Realty Group Trust	1,467,098	38,878,097
Mid-America Apartment Communities, Inc.	599,400	56,235,708
National Retail Properties, Inc. (b)	1,114,741	47,866,979
Ramco-Gershenson Properties Trust (SBI)	2,795,450	47,774,241
Store Capital Corp.	1,592,703	39,483,107
		356,076,958
Thrifts & Mortgage Finance - 1.1%
WSFS Financial Corp. (c)	1,847,253	53,681,172

TOTAL FINANCIALS		1,154,321,305

HEALTH CARE - 13.5%
Biotechnology - 6.5%
ACADIA Pharmaceuticals, Inc. (a)(b)	715,727	14,808,392
Advanced Accelerator Applications SA sponsored ADR	158,961	3,954,950
Agios Pharmaceuticals, Inc. (a)(b)	164,063	6,926,740
Anacor Pharmaceuticals, Inc. (a)	267,700	20,112,301
Ascendis Pharma A/S:
ADR (d)	788,429	14,261,104
sponsored ADR	197,024	3,751,337
Bellicum Pharmaceuticals, Inc. (a)(b)	901,300	10,184,690
BioMarin Pharmaceutical, Inc. (a)	155,444	11,505,965
Biotie Therapies Corp. sponsored ADR (b)	843,943	20,862,271
bluebird bio, Inc. (a)	143,968	5,954,516
Cellectis SA sponsored ADR	448,095	10,019,404
Chimerix, Inc. (a)	467,290	3,598,133
Coherus BioSciences, Inc. (a)(b)	654,111	8,673,512
Curis, Inc. (a)	5,529,951	9,069,120
CytomX Therapeutics, Inc.	105,499	1,574,520
CytomX Therapeutics, Inc. (a)	267,300	4,199,283
DBV Technologies SA sponsored ADR (a)	3,100	80,569
Five Prime Therapeutics, Inc. (a)	328,835	11,821,618
Genocea Biosciences, Inc. (a)(b)	968,028	3,010,567
Heron Therapeutics, Inc. (a)(b)	531,800	11,162,482
Insmed, Inc. (a)	710,135	9,373,782
Intercept Pharmaceuticals, Inc. (a)	71,798	7,627,102
Ionis Pharmaceuticals, Inc. (a)	275,872	10,739,697
La Jolla Pharmaceutical Co. (a)	583,191	10,328,313
Mirati Therapeutics, Inc. (a)(b)	585,269	12,600,842
Neurocrine Biosciences, Inc. (a)	609,582	25,937,714
Novavax, Inc. (a)	2,137,462	11,007,929
ProNai Therapeutics, Inc. (a)(b)	580,144	4,803,592
Sage Therapeutics, Inc. (a)	34,700	1,165,226
Spark Therapeutics, Inc.	312,600	8,805,942
TESARO, Inc. (a)	416,200	14,375,548
Ultragenyx Pharmaceutical, Inc. (a)	282,800	15,879,220
Xencor, Inc. (a)	870,300	9,416,646
		317,593,027
Health Care Equipment & Supplies - 3.4%
CONMED Corp.	118,177	4,365,458
Integra LifeSciences Holdings Corp. (a)	542,368	33,328,514
NxStage Medical, Inc. (a)	1,678,000	31,747,760
Sirona Dental Systems, Inc. (a)	196,900	20,928,501
Steris PLC	259,567	17,972,419
Teleflex, Inc.	205,300	27,857,157
Wright Medical Group NV (a)	1,441,552	28,758,962
		164,958,771
Health Care Providers & Services - 2.3%
Amedisys, Inc. (a)	315,400	11,275,550
AmSurg Corp. (a)	377,500	27,629,225
Molina Healthcare, Inc. (a)(b)	316,400	17,373,524
Surgical Care Affiliates, Inc. (a)	1,030,436	43,968,704
Team Health Holdings, Inc. (a)	267,100	10,916,377
		111,163,380
Health Care Technology - 0.2%
Press Ganey Holdings, Inc.	286,350	8,461,643
Life Sciences Tools & Services - 0.6%
Bruker Corp. (a)	1,321,303	29,504,696
Pharmaceuticals - 0.5%
Innoviva, Inc.	1,126,649	11,289,023
Prestige Brands Holdings, Inc. (a)	305,854	14,277,265
		25,566,288

TOTAL HEALTH CARE		657,247,805

INDUSTRIALS - 12.3%
Aerospace & Defense - 1.9%
Moog, Inc. Class A (a)	449,817	20,840,022
Orbital ATK, Inc.	408,366	36,846,864
Teledyne Technologies, Inc. (a)	451,634	36,695,263
		94,382,149
Air Freight & Logistics - 0.7%
Hub Group, Inc. Class A (a)	1,104,163	33,643,847
Airlines - 0.6%
JetBlue Airways Corp. (a)	1,262,100	26,895,351
Building Products - 0.3%
Allegion PLC	271,300	16,429,928
Commercial Services & Supplies - 2.8%
Deluxe Corp.	700,000	39,130,000
Interface, Inc.	1,266,100	21,384,429
Multi-Color Corp.	420,700	26,516,721
Progressive Waste Solution Ltd. (Canada)	742,400	20,874,535
West Corp.	1,561,800	28,284,198
		136,189,883
Construction & Engineering - 0.9%
EMCOR Group, Inc.	973,800	44,502,660
Electrical Equipment - 0.4%
OSRAM Licht AG	378,720	16,908,508
Machinery - 2.2%
AGCO Corp. (b)	575,200	28,052,504
ITT Corp.	166,743	5,410,810
Kornit Digital Ltd. (a)(b)	1,318,900	15,114,594
KUKA AG (b)	193,500	14,876,454
TriMas Corp. (a)	859,137	14,854,479
Valmont Industries, Inc.	287,800	30,676,602
		108,985,443
Professional Services - 0.5%
Dun & Bradstreet Corp.	257,006	25,294,531
Trading Companies & Distributors - 2.0%
Kaman Corp.	806,480	32,130,163
Titan Machinery, Inc. (a)(b)(c)	1,609,419	13,663,967
Watsco, Inc.	352,800	40,998,888
WESCO International, Inc. (a)(b)	305,500	12,336,090
		99,129,108

TOTAL INDUSTRIALS		602,361,408

INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 0.7%
F5 Networks, Inc. (a)	141,200	13,241,736
Ixia (a)	1,663,169	15,916,527
Radware Ltd. (a)	436,301	5,828,981
		34,987,244
Electronic Equipment & Components - 1.8%
CDW Corp.	867,300	33,347,685
Fitbit, Inc. (b)	477,000	7,918,200
Jabil Circuit, Inc.	1,199,000	23,872,090
Trimble Navigation Ltd. (a)	1,214,600	23,429,634
		88,567,609
Internet Software & Services - 3.5%
Bankrate, Inc. (a)	2,592,001	29,652,491
Demandware, Inc. (a)	352,200	14,943,846
EarthLink Holdings Corp.	34	201
Gogo, Inc. (a)(b)	1,975,000	28,736,250
MINDBODY, Inc. (b)	492,217	5,818,005
NIC, Inc.	1,053,047	20,839,800
Pandora Media, Inc. (a)	910,600	8,851,032
Rackspace Hosting, Inc. (a)	976,817	19,741,472
Stamps.com, Inc. (a)	220,502	20,687,498
Web.com Group, Inc. (a)	1,171,541	22,060,117
		171,330,712
IT Services - 4.8%
EPAM Systems, Inc. (a)	205,700	15,406,930
ExlService Holdings, Inc. (a)	971,452	42,413,594
Global Payments, Inc.	1,067,700	62,940,915
Maximus, Inc.	900,304	48,049,224
Virtusa Corp. (a)	925,329	41,380,713
WEX, Inc. (a)	323,400	23,482,074
		233,673,450
Semiconductors & Semiconductor Equipment - 2.0%
Cirrus Logic, Inc. (a)	771,500	26,786,480
Intersil Corp. Class A	1,815,600	23,602,800
Monolithic Power Systems, Inc.	563,670	35,268,832
Qorvo, Inc. (a)	243,150	9,628,740
		95,286,852
Software - 3.9%
BroadSoft, Inc. (a)(b)	351,249	12,016,228
CommVault Systems, Inc. (a)	837,577	31,425,889
Fair Isaac Corp.	282,500	26,998,525
Fleetmatics Group PLC (a)	498,300	21,631,203
HubSpot, Inc. (a)	27,314	1,108,675
NetSuite, Inc. (a)(b)	186,200	12,916,694
Pegasystems, Inc.	620,700	14,586,450
Qlik Technologies, Inc. (a)	575,100	14,400,504
RealPage, Inc. (a)	703,100	13,562,799
RingCentral, Inc. (a)	342,100	7,464,622
Rovi Corp. (a)	418,759	8,149,050
Synchronoss Technologies, Inc. (a)	911,561	27,930,229
		192,190,868
Technology Hardware, Storage & Peripherals - 1.6%
Electronics for Imaging, Inc. (a)	458,025	18,953,075
Nimble Storage, Inc. (a)	1,398,800	9,190,116
Quantum Corp. (a)	11,030,511	5,241,699
Silicon Graphics International Corp. (a)(b)(c)	2,151,349	12,639,175
Super Micro Computer, Inc. (a)(b)	1,071,270	31,902,421
		77,926,486

TOTAL INFORMATION TECHNOLOGY		893,963,221

MATERIALS - 3.3%
Chemicals - 1.3%
Chase Corp.	102,000	4,686,900
Innospec, Inc.	415,408	20,708,089
PolyOne Corp.	468,001	12,664,107
Sensient Technologies Corp.	464,100	27,692,847
		65,751,943
Containers & Packaging - 1.5%
Avery Dennison Corp.	280,000	17,049,200
Berry Plastics Group, Inc. (a)	1,057,260	32,880,786
Silgan Holdings, Inc.	394,500	20,857,215
		70,787,201
Metals & Mining - 0.5%
Compass Minerals International, Inc.	233,400	17,469,990
Steel Dynamics, Inc.	466,400	8,558,440
		26,028,430

TOTAL MATERIALS		162,567,574

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Cogent Communications Group, Inc.	367,500	12,278,175
Towerstream Corp. (a)(b)(c)	5,386,878	1,158,179
		13,436,354
UTILITIES - 3.7%
Electric Utilities - 1.9%
El Paso Electric Co.	520,380	21,299,153
Great Plains Energy, Inc.	617,280	17,209,766
IDACORP, Inc.	374,600	26,068,414
Portland General Electric Co.	706,732	27,470,673
		92,048,006
Gas Utilities - 1.8%
Atmos Energy Corp.	278,286	19,262,957
Laclede Group, Inc.	452,700	28,945,638
New Jersey Resources Corp.	427,100	15,042,462
Southwest Gas Corp.	394,600	23,214,318
		86,465,375

TOTAL UTILITIES		178,513,381

TOTAL COMMON STOCKS
(Cost $4,450,396,543)		4,564,475,327
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.25% 2/4/16 to 4/7/16 (e)
(Cost $4,188,671)	4,190,000	4,188,327
	Shares	Value

Money Market Funds - 7.2%
Fidelity Cash Central Fund, 0.38% (f)	207,036,690	$207,036,690
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	144,664,053	144,664,053
TOTAL MONEY MARKET FUNDS
(Cost $351,700,743)		351,700,743
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $4,806,285,957)		4,920,364,397
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(44,433,835)
NET ASSETS - 100%		$4,875,930,562

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,695 ICE Russell 2000 Index Contracts (United States)	March 2016	174,822,300	$(2,397,559)

The face value of futures purchased as a percentage of Net Assets is 3.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,261,104 or 0.3% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,495,667.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ascendis Pharma A/S ADR	12/14/15	$13,797,508

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$305,701
Fidelity Securities Lending Cash Central Fund	1,538,191
Total	$1,843,892

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Banner Corp.	$59,301,956	$7,593,413	$7,388,033	$468,943	$--
Datalink Corp.	11,285,581	--	8,966,446	--	--
MINDBODY, Inc.	5,160,680	--	619,335	--	--
Silicon Graphics International Corp.	11,178,886	--	253,209	--	12,639,175
Titan Machinery, Inc.	22,265,302	309,663	5,721	--	13,663,967
Towerstream Corp.	8,511,267	--	--	--	1,158,179
WSFS Financial Corp.	56,720,998	1,199,460	5,206,273	216,110	53,681,172
Total	$174,424,670	$9,102,536	$22,439,017	$685,053	$81,142,493

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$621,235,181	$621,235,181	$--	$--
Consumer Staples	150,735,922	131,908,394	18,827,528	--
Energy	130,093,176	130,093,176	--	--
Financials	1,154,321,305	1,109,764,428	44,556,877	--
Health Care	657,247,805	641,412,181	15,835,624	--
Industrials	602,361,408	570,576,446	31,784,962	--
Information Technology	893,963,221	893,963,221	--	--
Materials	162,567,574	162,567,574	--	--
Telecommunication Services	13,436,354	13,436,354	--	--
Utilities	178,513,381	178,513,381	--	--
U.S. Government and Government Agency Obligations	4,188,327	--	4,188,327	--
Money Market Funds	351,700,743	351,700,743	--	--
Total Investments in Securities:	$4,920,364,397	$4,805,171,079	$115,193,318	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(2,397,559)	$(2,397,559)	$--	$--
Total Liabilities	$(2,397,559)	$(2,397,559)	$--	$--
Total Derivative Instruments:	$(2,397,559)	$(2,397,559)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$105,774,037
Level 2 to Level 1	$0

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(2,397,559)
Total Equity Risk	0	(2,397,559)
Total Value of Derivatives	$0	$(2,397,559)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $145,693,164) — See accompanying schedule: Unaffiliated issuers (cost $4,341,856,902)	$4,487,521,161
Fidelity Central Funds (cost $351,700,743)	351,700,743
Other affiliated issuers (cost $112,728,312)	81,142,493
Total Investments (cost $4,806,285,957)		$4,920,364,397
Cash		1,552,690
Receivable for investments sold		32,472,765
Receivable for fund shares sold		109,902,202
Dividends receivable		1,238,192
Distributions receivable from Fidelity Central Funds		371,752
Receivable for daily variation margin for derivative instruments		1,986,429
Prepaid expenses		9,263
Other receivables		101,577
Total assets		5,067,999,267
Liabilities
Payable for investments purchased	$43,877,688
Payable for fund shares redeemed	230,343
Accrued management fee	2,826,084
Other affiliated payables	423,216
Other payables and accrued expenses	47,321
Collateral on securities loaned, at value	144,664,053
Total liabilities		192,068,705
Net Assets		$4,875,930,562
Net Assets consist of:
Paid in capital		$4,822,538,482
Distributions in excess of net investment income		(119,269)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(58,135,432)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		111,646,781
Net Assets		$4,875,930,562
Series Small Cap Opportunities:
Net Asset Value, offering price and redemption price per share ($2,258,474,682 ÷ 199,650,391 shares)		$11.31
Class F:
Net Asset Value, offering price and redemption price per share ($2,617,455,880 ÷ 230,050,039 shares)		$11.38

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends (including $685,053 earned from other affiliated issuers)		$29,898,557
Interest		1,470
Income from Fidelity Central Funds		1,843,892
Total income		31,743,919
Expenses
Management fee
Basic fee	$18,359,921
Performance adjustment	(1,476,036)
Transfer agent fees	2,042,248
Accounting and security lending fees	559,575
Custodian fees and expenses	44,700
Independent trustees' compensation	11,796
Audit	33,992
Legal	10,733
Miscellaneous	15,164
Total expenses before reductions	19,602,093
Expense reductions	(194,851)	19,407,242
Net investment income (loss)		12,336,677
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(44,759,766)
Other affiliated issuers	(9,108,115)
Foreign currency transactions	(72,274)
Futures contracts	(2,034,812)
Total net realized gain (loss)		(55,974,967)
Change in net unrealized appreciation (depreciation) on: Investment securities	(689,546,896)
Assets and liabilities in foreign currencies	5,803
Futures contracts	(1,549,577)
Total change in net unrealized appreciation (depreciation)		(691,090,670)
Net gain (loss)		(747,065,637)
Net increase (decrease) in net assets resulting from operations		$(734,728,960)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,336,677	$27,929,552
Net realized gain (loss)	(55,974,967)	299,741,252
Change in net unrealized appreciation (depreciation)	(691,090,670)	340,925,005
Net increase (decrease) in net assets resulting from operations	(734,728,960)	668,595,809
Distributions to shareholders from net investment income	(25,267,159)	(23,180,446)
Distributions to shareholders from net realized gain	(274,804,438)	(274,549,615)
Total distributions	(300,071,597)	(297,730,061)
Share transactions - net increase (decrease)	342,217,256	171,463,697
Total increase (decrease) in net assets	(692,583,301)	542,329,445
Net Assets
Beginning of period	5,568,513,863	5,026,184,418
End of period (including distributions in excess of net investment income of $119,269 and undistributed net investment income of $12,811,213, respectively)	$4,875,930,562	$5,568,513,863

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Small Cap Opportunities Fund

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.83	$12.96	$13.55	$10.93	$11.22	$8.76
Income from Investment Operations
Net investment income (loss)A	.02	.05	.02	.04	–B	–B,C
Net realized and unrealized gain (loss)	(1.81)	1.53	.77	3.20	(.17)	2.50
Total from investment operations	(1.79)	1.58	.79	3.24	(.17)	2.50
Distributions from net investment income	(.05)	(.04)	–B	(.05)	–B	–D
Distributions from net realized gain	(.68)	(.66)	(1.38)	(.57)	(.11)	(.04)D
Total distributions	(.73)	(.71)E	(1.38)	(.62)	(.12)F	(.04)
Net asset value, end of period	$11.31	$13.83	$12.96	$13.55	$10.93	$11.22
Total ReturnG,H	(13.42)%	12.66%	6.29%	30.91%	(1.41)%	28.50%
Ratios to Average Net AssetsI,J
Expenses before reductions	.83%K	.77%	.82%	.98%	1.12%	1.10%
Expenses net of fee waivers, if any	.83%K	.76%	.82%	.98%	1.12%	1.10%
Expenses net of all reductions	.83%K	.76%	.82%	.96%	1.11%	1.09%
Net investment income (loss)	.38%K	.41%	.19%	.30%	.04%	(.04)%C
Supplemental Data
Net assets, end of period (000 omitted)	$2,258,475	$2,647,013	$2,425,973	$1,602,664	$1,329,447	$1,415,570
Portfolio turnover rateL	51%K	59%	90%M	77%	66%	73%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $.71 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $.664 per share.

 F Total distributions of $.12 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.113 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Small Cap Opportunities Fund Class F

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.92	$13.04	$13.62	$10.99	$11.27	$8.79
Income from Investment Operations
Net investment income (loss)A	.03	.08	.05	.06	.03	.02B
Net realized and unrealized gain (loss)	(1.82)	1.53	.77	3.21	(.18)	2.50
Total from investment operations	(1.79)	1.61	.82	3.27	(.15)	2.52
Distributions from net investment income	(.07)	(.07)	(.01)	(.07)	(.01)	–C
Distributions from net realized gain	(.68)	(.66)	(1.39)	(.57)	(.11)	(.04)C
Total distributions	(.75)	(.73)	(1.40)	(.64)	(.13)D	(.04)
Net asset value, end of period	$11.38	$13.92	$13.04	$13.62	$10.99	$11.27
Total ReturnE,F	(13.33)%	12.87%	6.52%	31.09%	(1.23)%	28.74%
Ratios to Average Net AssetsG,H
Expenses before reductions	.67%I	.60%	.65%	.79%	.91%	.89%
Expenses net of fee waivers, if any	.67%I	.60%	.65%	.79%	.91%	.89%
Expenses net of all reductions	.66%I	.59%	.65%	.77%	.91%	.88%
Net investment income (loss)	.55%I	.58%	.36%	.49%	.24%	.17%B
Supplemental Data
Net assets, end of period (000 omitted)	$2,617,456	$2,921,501	$2,600,212	$1,351,926	$923,975	$478,821
Portfolio turnover rateJ	51%I	59%	90%K	77%	66%	73%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06)%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.13 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.113 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Series Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager and, for shares of Series Small Cap Opportunities, FMR investment professionals. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Small Cap Opportunities and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$667,096,153
Gross unrealized depreciation	(562,873,171)
Net unrealized appreciation (depreciation) on securities	$104,222,982
Tax cost	$4,816,141,415

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(2,034,812) and a change in net unrealized appreciation (depreciation) of $(1,549,577) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,375,562,220 and $1,274,393,559, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Series Small Cap Opportunities as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Small Cap Opportunities. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Series Small Cap Opportunities	$2,042,248.17

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $38,295 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,590 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3,715,226. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,538,191, including $345,209 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $175,349 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $462.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $19,040.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Series Small Cap Opportunities	$9,533,676	$8,552,160
Class F	15,733,483	14,628,286
Total	$25,267,159	$23,180,446
From net realized gain
Series Small Cap Opportunities	$129,456,186	$131,736,083
Class F	145,348,252	142,813,532
Total	$274,804,438	$274,549,615

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Series Small Cap Opportunities
Shares sold	15,589,793	28,483,380	$187,645,618	$373,867,989
Reinvestment of distributions	11,216,113	11,011,697	138,989,862	140,288,243
Shares redeemed	(18,573,857)	(35,222,232)	(232,100,377)	(467,728,523)
Net increase (decrease)	8,232,049	4,272,845	$94,535,103	$46,427,709
Class F
Shares sold	26,035,176	42,361,309	$317,726,021	$560,257,508
Reinvestment of distributions	12,929,264	12,293,383	161,081,735	157,441,818
Shares redeemed	(18,847,817)	(44,064,466)	(231,125,603)	(592,663,338)
Net increase (decrease)	20,116,623	10,590,226	$247,682,153	$125,035,988

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Series Small Cap Opportunities	.83%
Actual		$1,000.00	$865.80	$3.89
Hypothetical-C		$1,000.00	$1,020.96	$4.22
Class F	.67%
Actual		$1,000.00	$866.70	$3.14
Hypothetical-C		$1,000.00	$1,021.77	$3.40

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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Boston, MA 02210

www.fidelity.com

SMO-SANN-0316
1.839810.108

Fidelity Advisor® Real Estate Income Fund - Class I Semi-Annual Report January 31, 2016 Class I is a class of Fidelity® Real Estate Income Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary

Top Five Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Equity Lifestyle Properties, Inc.	4.2	3.5
Acadia Realty Trust (SBI)	3.1	2.8
MFA Financial, Inc.	2.8	3.0
Ventas, Inc.	2.0	1.5
WP Carey, Inc.	1.2	1.1
	13.3

Top 5 Bonds as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20	0.9	1.0
IAS Operating Partnership LP 5% 3/15/18	0.8	0.7
RAIT Financial Trust 4% 10/1/33	0.7	0.8
iStar Financial, Inc. 5.875% 3/15/16	0.7	0.6
RWT Holdings, Inc. 5.625% 11/15/19	0.6	0.4
	3.7

Top Five REIT Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Mortgage	17.7	17.9
REITs - Health Care	6.4	7.4
REITs - Shopping Centers	5.7	5.6
REITs - Apartments	5.3	5.0
REITs - Manufactured Homes	5.2	4.5

Asset Allocation (% of fund's net assets)

As of January 31, 2016 *
Common Stocks	31.0%
Preferred Stocks	19.2%
Bonds	29.5%
Convertible Securities	5.7%
Other Investments	6.8%
Short-Term Investments and Net Other Assets (Liabilities)	7.8%

 * Foreign investments - 0.7%

As of July 31, 2015 *
Common Stocks	30.0%
Preferred Stocks	19.5%
Bonds	31.8%
Convertible Securities	5.2%
Other Investments	7.3%
Short-Term Investments and Net Other Assets (Liabilities)	6.2%

 * Foreign investments - 0.9%

Investments January 31, 2016

Showing Percentage of Net Assets

Common Stocks - 31.0%
	Shares	Value
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Stanley Martin Communities LLC Class B (a)(b)	4,620	$5,586,643
FINANCIALS - 30.9%
Capital Markets - 0.5%
Ellington Financial LLC	1,140,284	18,484,004
Real Estate Investment Trusts - 29.8%
Acadia Realty Trust (SBI) (c)	3,755,649	128,067,631
AG Mortgage Investment Trust, Inc.	781,700	9,169,341
American Campus Communities, Inc.	386,900	16,327,180
American Tower Corp.	194,100	18,311,394
Annaly Capital Management, Inc.	1,666,900	15,835,550
Anworth Mortgage Asset Corp.	1,148,310	4,891,801
Apartment Investment & Management Co. Class A	985,000	38,562,750
Arbor Realty Trust, Inc. (c)	3,058,527	20,002,767
AvalonBay Communities, Inc.	115,200	19,755,648
Boardwalk (REIT)	136,200	4,281,710
Care Capital Properties, Inc.	97,603	2,922,234
CBL & Associates Properties, Inc.	2,629,473	28,266,835
Cedar Shopping Centers, Inc.	830,510	5,863,401
Chimera Investment Corp.	213,900	2,650,221
Community Healthcare Trust, Inc.	254,862	4,720,044
CYS Investments, Inc.	1,758,539	12,116,334
Douglas Emmett, Inc.	295,800	8,749,764
Dynex Capital, Inc. (d)	2,052,086	12,312,516
Ellington Residential Mortgage REIT	260,000	2,979,600
Equity Lifestyle Properties, Inc.	2,627,460	173,202,143
Extra Space Storage, Inc.	323,200	29,311,008
First Potomac Realty Trust	1,324,144	12,963,370
Five Oaks Investment Corp. (d)	479,100	2,232,606
Great Ajax Corp.	500,000	5,510,000
Hatteras Financial Corp.	746,600	9,153,316
Invesco Mortgage Capital, Inc.	874,600	9,900,472
Lexington Corporate Properties Trust	5,135,782	37,645,282
MFA Financial, Inc.	17,978,622	114,164,250
Mid-America Apartment Communities, Inc.	507,100	47,576,122
Monmouth Real Estate Investment Corp. Class A (d)	612,473	6,296,222
National Retail Properties, Inc.	244,200	10,485,948
New Senior Investment Group, Inc.	1,942,525	17,851,805
Newcastle Investment Corp.	1,840,830	6,553,355
NorthStar Realty Europe Corp.	1,389	13,112
NorthStar Realty Finance Corp.	1,370,000	16,261,900
Potlatch Corp.	769,440	22,190,650
Sabra Health Care REIT, Inc.	915,903	16,815,979
Select Income REIT	456,800	8,633,520
Senior Housing Properties Trust (SBI)	2,994,400	43,358,912
Simon Property Group, Inc.	126,100	23,489,908
Store Capital Corp.	833,600	20,664,944
Terreno Realty Corp.	1,728,064	38,846,879
The Macerich Co.	155,500	12,124,335
Two Harbors Investment Corp.	2,370,280	18,014,128
Ventas, Inc.	1,510,786	83,576,682
VEREIT, Inc.	1,315,034	10,138,912
Weyerhaeuser Co.	587,700	15,050,997
WP Carey, Inc.	866,300	50,461,975
WP Glimcher, Inc.	565,163	5,131,680
		1,223,407,133
Real Estate Management & Development - 0.6%
Brookfield Asset Management, Inc. Class A	414,000	12,497,723
Kennedy-Wilson Holdings, Inc.	514,721	10,438,542
The RMR Group, Inc. (a)	1	21
		22,936,286

TOTAL FINANCIALS		1,264,827,423

TOTAL COMMON STOCKS
(Cost $1,214,887,378)		1,270,414,066

Preferred Stocks - 19.9%
Convertible Preferred Stocks - 0.7%
FINANCIALS - 0.7%
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc. Series D 7.00%	236,759	6,396,186
Equity Commonwealth 6.50% (a)	31,237	778,738
Lexington Corporate Properties Trust Series C, 6.50%	468,742	22,206,652
		29,381,576
Nonconvertible Preferred Stocks - 19.2%
FINANCIALS - 19.2%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	182,517	3,259,754
Real Estate Investment Trusts - 18.9%
AG Mortgage Investment Trust, Inc.:
8.00%	587,287	12,744,128
8.25%	34,859	786,419
Alexandria Real Estate Equities, Inc. Series E, 6.45%	145,913	3,782,065
American Capital Agency Corp.:
8.00%	200,000	5,040,000
Series B, 7.75%	360,200	8,500,720
American Capital Mortgage Investment Corp. Series A, 8.125%	248,636	5,867,810
American Home Mortgage Investment Corp.:
Series A, 9.75% (a)	120,300	1
Series B, 9.25% (a)	124,100	1
American Homes 4 Rent:
Series A, 5.00%	579,260	14,678,448
Series B, 5.00%	373,880	9,601,238
Series C, 5.50%	900,053	22,933,350
Annaly Capital Management, Inc.:
Series A, 7.875%	134,900	3,363,057
Series C, 7.625%	325,332	7,720,128
Series D, 7.50%	621,976	14,516,920
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	7,616,898
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	375,101	9,272,497
Apollo Residential Mortgage, Inc. Series A, 8.00%	284,843	6,181,093
Arbor Realty Trust, Inc.:
7.375% (c)	430,605	9,714,449
Series A, 8.25% (c)	189,089	4,350,938
Series B, 7.75% (c)	240,000	5,143,200
Series C, 8.50% (c)	100,000	2,380,000
Armour Residential REIT, Inc. Series B, 7.875%	153,654	3,046,959
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	47,000	1,040,110
Series E, 9.00%	140,751	3,359,726
Bluerock Residental Growth (REIT), Inc. Series A 8.25% (a)	120,000	3,042,000
Brandywine Realty Trust Series E, 6.90%	95,000	2,437,700
Campus Crest Communities, Inc. Series A, 8.00%	582,117	15,647,305
Capstead Mortgage Corp. Series E, 7.50%	202,984	4,755,915
CBL & Associates Properties, Inc.:
Series D, 7.375%	289,876	7,043,987
Series E, 6.625%	222,063	4,956,446
Cedar Shopping Centers, Inc. Series B, 7.25%	415,750	10,393,750
Chesapeake Lodging Trust Series A, 7.75%	266,916	6,801,020
Colony Financial, Inc.:
7.125%	461,815	9,097,756
Series A, 8.50%	283,920	6,856,668
Series B, 7.50%	108,867	2,309,069
Coresite Realty Corp. Series A, 7.25%	369,799	9,633,264
Corporate Office Properties Trust Series L, 7.375%	167,140	4,248,699
CubeSmart Series A, 7.75%	40,000	1,036,000
CYS Investments, Inc.:
Series A, 7.75%	117,824	2,709,952
Series B, 7.50%	496,667	11,224,674
DDR Corp.:
Series J, 6.50%	340,721	8,674,757
Series K, 6.25%	228,888	5,784,000
Digital Realty Trust, Inc.:
Series E, 7.00%	219,819	5,638,357
Series G, 5.875%	145,444	3,615,738
Series H, 7.375%	50,000	1,338,500
DuPont Fabros Technology, Inc. Series B, 7.625%	381,202	9,652,035
Dynex Capital, Inc.:
Series A, 8.50%	362,932	8,220,410
Series B, 7.625%	252,120	5,420,580
Equity Commonwealth Series E, 7.25%	648,952	16,554,766
Equity Lifestyle Properties, Inc. Series C, 6.75%	950,148	24,114,756
Essex Property Trust, Inc. Series H, 7.125%	40,000	1,012,800
First Potomac Realty Trust 7.75%	272,709	6,932,263
Five Oaks Investment Corp. Series A, 8.75%	142,000	2,203,840
General Growth Properties, Inc. Series A, 6.375%	166,463	4,269,776
Gladstone Commercial Corp. Series C, 7.125%	232,238	5,887,233
Hatteras Financial Corp. Series A, 7.625%	522,361	12,191,906
Hersha Hospitality Trust:
Series B, 8.00%	162,538	4,092,707
Series C, 6.875%	50,000	1,248,500
Hospitality Properties Trust Series D, 7.125%	40,800	1,059,168
Inland Real Estate Corp.:
Series A, 8.125%	466,000	11,701,260
Series B, 6.95%	245,100	6,164,265
Invesco Mortgage Capital, Inc.:
Series A, 7.75%	123,342	2,651,853
Series B, 7.75%	804,729	17,221,201
Investors Real Estate Trust Series B, 7.95%	126,572	3,264,292
iStar Financial, Inc.:
Series D, 8.00%	70,367	1,455,893
Series E, 7.875%	281,296	5,766,568
Series F, 7.80%	451,476	9,210,110
Series G, 7.65%	10,497	215,189
Kilroy Realty Corp.:
Series G, 6.875%	46,760	1,208,278
Series H, 6.375%	143,296	3,629,688
LaSalle Hotel Properties:
Series H, 7.50%	141,308	3,560,962
Series I, 6.375%	354,698	8,406,343
LBA Realty Fund II Series B, 7.625%	31,240	697,043
MFA Financial, Inc.:
8.00%	538,930	13,548,700
Series B, 7.50%	616,232	14,783,406
Monmouth Real Estate Investment Corp.:
Series A, 7.625%	80,000	2,113,600
Series B, 7.875%	95,000	2,527,000
National Retail Properties, Inc.:
5.70%	315,498	7,925,310
Series D, 6.625%	222,138	5,793,359
New York Mortgage Trust, Inc.:
7.875%	196,925	3,970,008
Series B, 7.75%	239,697	4,846,673
NorthStar Realty Finance Corp.:
Series A 8.75%	7,890	165,059
Series B, 8.25%	373,313	7,216,140
Series C, 8.875%	329,101	6,835,428
Series D, 8.50%	238,715	4,678,814
Series E, 8.75%	402,327	8,042,517
Pebblebrook Hotel Trust:
Series A, 7.875%	412,000	10,378,280
Series B, 8.00%	185,085	4,728,922
Series C, 6.50%	204,321	5,044,685
Pennsylvania (REIT) 7.375%	100,510	2,537,878
Prologis, Inc. Series Q, 8.54%	94,446	5,885,166
PS Business Parks, Inc.:
Series S, 6.45%	93,809	2,424,963
Series T, 6.00%	198,899	5,061,980
Series U, 5.75%	600	15,090
Public Storage 6.375%	122,000	3,307,420
RAIT Financial Trust:
7.125%	336,786	7,261,106
7.625%	224,590	4,166,145
Regency Centers Corp.:
Series 6, 6.625%	152,661	3,982,925
Series 7, 6.00%	176,250	4,480,275
Resource Capital Corp. 8.625%	156,870	2,643,260
Retail Properties America, Inc. 7.00%	394,411	9,919,437
Sabra Health Care REIT, Inc. Series A, 7.125%	318,623	8,048,417
Saul Centers, Inc. Series C, 6.875%	315,478	8,139,332
Stag Industrial, Inc.:
Series A, 9.00%	280,000	7,198,800
Series B, 6.625%	80,300	1,997,864
Summit Hotel Properties, Inc.:
Series A, 9.25%	138,340	3,591,306
Series B, 7.875%	190,173	4,925,481
Series C, 7.125%	153,212	3,700,070
Sun Communities, Inc. Series A, 7.125%	375,000	9,697,500
Sunstone Hotel Investors, Inc. Series D, 8.00%	129,723	3,275,506
Taubman Centers, Inc. Series K, 6.25%	157,322	3,995,979
Terreno Realty Corp. Series A, 7.75%	213,890	5,561,140
UMH Properties, Inc.:
8.00%	156,000	4,271,280
Series A, 8.25%	600,200	15,425,140
Urstadt Biddle Properties, Inc.:
6.75%	160,000	4,100,800
Series F, 7.125%	210,000	5,386,500
VEREIT, Inc. Series F, 6.70%	1,980,249	47,922,026
Wells Fargo Real Estate Investment Corp. 6.375%	137,600	3,657,408
Welltower, Inc. 6.50%	81,600	2,144,448
WP Glimcher, Inc.:
6.875%	256,115	6,300,429
7.50%	198,527	4,990,969
		775,513,338
Real Estate Management & Development - 0.2%
Kennedy-Wilson, Inc. 7.75%	321,574	8,167,980
TOTAL FINANCIALS		786,941,072
TOTAL PREFERRED STOCKS
(Cost $833,504,891)		816,322,648
	Principal Amount	Value

Corporate Bonds - 18.1%
Convertible Bonds - 5.0%
FINANCIALS - 5.0%
Consumer Finance - 0.0%
Zais Financial Partners LP 8% 11/15/16 (e)	2,000,000	1,916,250
Diversified Financial Services - 0.6%
RWT Holdings, Inc. 5.625% 11/15/19	27,540,000	24,613,875
Real Estate Investment Trusts - 3.6%
American Realty Capital Properties, Inc. 3.75% 12/15/20	8,160,000	7,328,700
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19	5,600,000	5,544,000
Blackstone Mortgage Trust, Inc. 5.25% 12/1/18	7,750,000	7,648,281
Campus Crest Communities Operating Partnership LP 4.75% 10/15/18 (e)	12,900,000	12,738,750
Colony Financial, Inc.:
3.875% 1/15/21	11,410,000	9,976,619
5% 4/15/23	19,383,000	17,481,043
Colony Starwood Homes 4.5% 10/15/17	1,965,000	1,947,806
PennyMac Corp. 5.375% 5/1/20	18,000,000	16,560,000
RAIT Financial Trust 4% 10/1/33	39,190,000	29,221,044
Redwood Trust, Inc. 4.625% 4/15/18	14,700,000	13,560,750
Resource Capital Corp.:
6% 12/1/18	3,490,000	3,202,075
8% 1/15/20	16,490,000	15,888,775
Spirit Realty Capital, Inc. 3.75% 5/15/21	2,400,000	2,322,000
Starwood Property Trust, Inc. 3.75% 10/15/17	3,230,000	3,161,363
		146,581,206
Thrifts & Mortgage Finance - 0.8%
IAS Operating Partnership LP 5% 3/15/18 (e)	34,810,000	32,764,913
TOTAL FINANCIALS		205,876,244
Nonconvertible Bonds - 13.1%
CONSUMER DISCRETIONARY - 3.8%
Hotels, Restaurants & Leisure - 0.4%
FelCor Lodging LP:
5.625% 3/1/23	2,000,000	1,997,500
6% 6/1/25	2,025,000	2,045,250
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	4,000,000	4,120,000
Times Square Hotel Trust 8.528% 8/1/26 (e)	7,697,500	9,125,270
		17,288,020
Household Durables - 3.4%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (e)	12,145,000	10,323,250
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)	3,660,000	3,211,650
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (e)	2,000,000	1,685,000
6.5% 12/15/20 (e)	1,615,000	1,461,575
Calatlantic Group, Inc.:
5.875% 11/15/24	3,250,000	3,371,875
8.375% 5/15/18	13,458,000	14,837,445
D.R. Horton, Inc.:
4.375% 9/15/22	4,175,000	4,154,125
4.75% 5/15/17	2,000,000	2,045,000
5.75% 8/15/23	2,510,000	2,641,775
KB Home:
8% 3/15/20	8,465,000	8,655,463
9.1% 9/15/17	4,985,000	5,333,950
Lennar Corp.:
4.125% 12/1/18	5,520,000	5,575,200
4.5% 6/15/19	1,830,000	1,875,750
4.5% 11/15/19	2,000,000	2,055,000
6.5% 4/15/16	4,000,000	4,025,000
6.95% 6/1/18	8,925,000	9,527,438
Meritage Homes Corp.:
6% 6/1/25	4,000,000	3,900,000
7% 4/1/22	7,525,000	7,713,125
7.15% 4/15/20	7,060,000	7,360,050
Ryland Group, Inc.:
6.625% 5/1/20	1,555,000	1,675,513
8.4% 5/15/17	5,420,000	5,772,300
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (e)	4,100,000	3,833,500
TRI Pointe Homes, Inc. 5.875% 6/15/24	3,890,000	3,773,300
WCI Communities, Inc. 6.875% 8/15/21	1,845,000	1,881,900
William Lyon Homes, Inc.:
7% 8/15/22	4,180,000	4,012,800
7% 8/15/22 (e)	1,000,000	960,000
8.5% 11/15/20	15,550,000	16,055,375
		137,717,359
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	1,300,000	1,329,250
TOTAL CONSUMER DISCRETIONARY		156,334,629
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	428,368	463,173
C&S Group Enterprises LLC 5.375% 7/15/22 (e)	2,505,000	2,267,025
		2,730,198
FINANCIALS - 8.6%
Diversified Financial Services - 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	3,680,000	3,289,000
6% 8/1/20	8,000,000	7,509,200
		10,798,200
Real Estate Investment Trusts - 5.6%
American Campus Communities Operating Partnership LP 4.125% 7/1/24	2,000,000	2,024,816
ARC Properties Operating Partnership LP 4.6% 2/6/24	10,165,000	9,567,806
CBL & Associates LP 5.25% 12/1/23	1,000,000	981,678
Corporate Office Properties LP 3.6% 5/15/23	5,000,000	4,647,390
Crown Castle International Corp. 5.25% 1/15/23	4,000,000	4,260,000
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	4,955,000	4,932,703
CubeSmart LP 4.8% 7/15/22	2,000,000	2,179,114
DDR Corp.:
7.5% 7/15/18	8,756,000	9,807,289
7.875% 9/1/20	4,637,000	5,617,424
9.625% 3/15/16	3,836,000	3,873,708
DuPont Fabros Technology LP 5.875% 9/15/21	1,000,000	1,030,000
Equity One, Inc. 6.25% 1/15/17	3,000,000	3,114,576
HCP, Inc. 4% 6/1/25	1,000,000	982,552
Health Care Property Investors, Inc.:
5.625% 5/1/17	2,980,000	3,114,139
6% 1/30/17	2,383,000	2,481,108
Health Care REIT, Inc.:
4% 6/1/25	1,551,000	1,545,148
4.125% 4/1/19	2,000,000	2,095,970
6.2% 6/1/16	2,750,000	2,793,799
Healthcare Realty Trust, Inc.:
3.75% 4/15/23	4,022,000	4,023,725
5.75% 1/15/21	3,095,000	3,453,308
Highwoods/Forsyth LP:
3.625% 1/15/23	1,607,000	1,593,038
5.85% 3/15/17	2,800,000	2,919,081
Hospitality Properties Trust:
5% 8/15/22	3,177,000	3,281,596
5.625% 3/15/17	915,000	944,884
HRPT Properties Trust:
6.25% 8/15/16	9,675,000	9,688,245
6.25% 6/15/17	1,055,000	1,089,462
6.65% 1/15/18	4,246,000	4,499,270
iStar Financial, Inc.:
3.875% 7/1/16	2,855,000	2,840,725
4% 11/1/17	15,210,000	14,335,425
5% 7/1/19	15,000,000	14,100,000
5.85% 3/15/17	3,587,000	3,649,773
5.875% 3/15/16	27,070,000	27,036,163
7.125% 2/15/18	5,725,000	5,682,063
9% 6/1/17	9,175,000	9,381,438
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22	3,610,000	3,664,150
6.875% 5/1/21	2,000,000	2,070,000
National Retail Properties, Inc. 3.3% 4/15/23	2,000,000	1,949,982
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	2,462,000	2,361,866
4.95% 4/1/24	2,898,000	2,942,302
Potlatch Corp. 7.5% 11/1/19	1,000,000	1,095,000
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20	2,000,000	2,357,732
Select Income REIT 4.5% 2/1/25	5,000,000	4,623,970
Senior Housing Properties Trust:
3.25% 5/1/19	2,882,000	2,905,370
4.75% 5/1/24	3,988,000	3,941,057
6.75% 4/15/20	13,624,000	15,249,098
6.75% 12/15/21	8,000,000	9,099,688
WP Carey, Inc. 4% 2/1/25	5,000,000	4,779,490
		230,607,121
Real Estate Management & Development - 2.1%
BioMed Realty LP 3.85% 4/15/16	2,000,000	2,010,694
CBRE Group, Inc.:
5% 3/15/23	6,020,000	6,072,344
5.25% 3/15/25	3,295,000	3,403,906
Forestar U.S.A. Real Estate Group 8.5% 6/1/22 (e)	16,365,000	15,014,888
Host Hotels & Resorts LP 5.25% 3/15/22	2,000,000	2,161,378
Howard Hughes Corp. 6.875% 10/1/21 (e)	11,715,000	11,715,000
Hunt Companies, Inc. 9.625% 3/1/21 (e)	7,460,000	6,676,700
Kennedy-Wilson, Inc. 5.875% 4/1/24	9,310,000	8,891,050
Mid-America Apartments LP:
3.75% 6/15/24	1,663,000	1,660,075
6.05% 9/1/16	2,500,000	2,559,108
Realogy Group LLC/Realogy Co.-Issuer Corp.:
4.5% 4/15/19 (e)	4,805,000	4,877,075
5.25% 12/1/21 (e)	6,620,000	6,744,125
Regency Centers LP 5.875% 6/15/17	300,000	316,422
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (e)	7,000,000	6,580,000
5.625% 3/1/24 (e)	2,270,000	2,062,863
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,262,000	2,373,286
Wells Operating Partnership II LP 5.875% 4/1/18	3,000,000	3,209,613
		86,328,527
Thrifts & Mortgage Finance - 0.6%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (e)	4,755,000	4,850,100
Ocwen Financial Corp. 6.625% 5/15/19	23,533,000	20,767,873
		25,617,973
TOTAL FINANCIALS		353,351,821
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	2,795,000	2,801,988
5.5% 2/1/21	12,305,000	12,551,100
		15,353,088
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17	3,050,000	3,042,375
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	4,000,000	4,060,000

TOTAL NONCONVERTIBLE BONDS		534,872,111

TOTAL CORPORATE BONDS
(Cost $753,065,588)		740,748,355

Asset-Backed Securities - 2.2%
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (e)	3,000,000	2,985,444
Series 2014-SFR3 Class E, 6.418% 12/17/36 (e)	9,025,000	9,086,254
Series 2015-SFR1:
Class E, 5.639% 4/17/52 (e)	1,999,310	1,901,946
Class F, 5.885% 4/17/52 (e)	2,000,000	1,827,407
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (e)	7,327,000	7,140,349
Class XS, 0% 10/17/45 (e)(f)	4,882,928	0
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.926% 3/20/50 (e)(g)	2,250,000	225
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (e)	759,673	767,270
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33	500,000	414,760
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (e)	305,034	151,541
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	5,337,922	5,552,900
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27	1,450,222	1,424,947
Series 1997-3 Class M1, 7.53% 3/15/28	6,696,417	6,716,635
Invitation Homes Trust:
Series 2013-SFR1 Class F, 4.068% 12/17/30 (e)(g)	1,750,000	1,664,629
Series 2014-SFR1:
Class E, 3.6005% 6/17/31 (e)(g)	10,000,000	9,609,619
Class F, 4.1005% 6/17/31 (e)(g)	9,504,000	8,987,591
Series 2014-SFR3:
Class E, 4.926% 12/17/31 (e)(g)	4,336,000	4,297,808
Class F, 5.426% 12/17/31 (e)(g)	2,215,000	2,153,830
Series 2015-SFR2 Class E, 3.5005% 6/17/32 (e)(g)	2,450,000	2,305,618
Series 2015-SFR3 Class F, 5.1005% 8/17/32 (e)(g)	2,000,000	1,924,643
Series 2015-SRF1 Class F, 4.6505% 3/17/32 (e)(g)	5,500,000	5,218,910
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	940,050	631,947
Merit Securities Corp. Series 13 Class M1, 7.8381% 12/28/33 (g)	1,923,000	2,008,306
Progress Residential Trust:
Series 2015-SFR1 Class E, 4.426% 2/17/32 (e)(g)	1,500,000	1,458,842
Series 2015-SFR3 Class F, 6.643% 11/12/32 (e)	2,940,000	2,962,736
Starwood Waypoint Residential Trust Series 2014-1 Class F, 4.9005% 1/17/32 (e)(g)	4,071,000	3,906,008
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9836% 2/5/36 (e)(g)	3,974,526	397
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6976% 11/21/40 (e)(g)	3,699,927	3,570,430
Class F, 2.3276% 11/21/40 (e)(g)	250,000	168,750
TOTAL ASSET-BACKED SECURITIES
(Cost $94,358,207)		88,839,742

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.2%
Countrywide Home Loans, Inc.:
Series 2002-R2 Class 2B3, 3.6495% 7/25/33 (e)(g)	162,845	25,079
Series 2003-R3 Class B2, 5.5% 11/25/33 (e)	634,005	24,646
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3578% 12/25/46 (e)(g)	4,500,000	4,927,085
Series 2010-K7 Class B, 5.4407% 4/25/20 (e)(g)	3,200,000	3,530,337
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)	585,313	594,503
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 12.2431% 6/10/35 (e)(g)	99,022	103,504
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (e)	9,277	8,611
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.6945% 12/10/35 (e)(g)	120,789	23,521
Series 2004-A Class B7, 4.4445% 2/10/36 (e)(g)	121,307	37,787
Series 2004-B Class B7, 4.1945% 2/10/36 (e)(g)	151,064	49,350

TOTAL PRIVATE SPONSOR		9,324,423

U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (b)	83,363	24,122
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.172% 2/25/42 (e)(g)	67,698	48,620
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.2244% 12/25/42 (b)(g)	111,429	15,918
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.1384% 6/25/43 (e)(g)	104,422	68,036
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 3.0163% 10/25/42 (e)(g)	46,599	12,307

TOTAL U.S. GOVERNMENT AGENCY		169,003

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $9,390,336)		9,493,426

Commercial Mortgage Securities - 14.0%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (e)	2,000,000	2,242,371
Banc of America Commercial Mortgage Trust:
Series 2005-1 Class CJ, 5.3381% 11/10/42 (g)	878,434	877,630
Series 2005-5 Class D, 5.3813% 10/10/45 (g)	3,795,800	3,794,992
Bank of America Commercial Mortgage Trust Series 2015-UBS7 Class D, 3.167% 9/15/48	1,000,000	685,276
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class F, 4.2844% 9/10/28 (e)(g)	4,074,000	3,519,794
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.62% 4/12/38 (e)(g)	2,520,000	2,581,207
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR11 Class AJ, 5.5101% 3/11/39 (g)	5,700,000	5,696,496
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.4596% 8/15/29 (e)(g)	2,500,000	2,324,962
Series 2014-CLMZ Class M, 6.1535% 8/15/29 (e)(g)	10,392,875	9,795,960
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 4.1755% 8/15/26 (e)(g)	2,500,000	2,492,103
Carefree Portfolio Trust floater Series 2014-CARE:
Class E, 4.426% 11/15/19 (e)(g)	4,905,000	4,838,375
Class F, 3.0097% 11/15/19 (e)(g)	1,650,000	1,573,272
Class MZA, 6.4025% 11/15/19 (e)(g)	16,217,000	15,994,738
CGBAM Commercial Mortgage Trust:
floater Series 2014-HD Class E, 3.3305% 2/15/31 (e)(g)	5,769,000	5,758,603
Series 2015-SMRT Class F, 3.7859% 4/10/28(e)(g)	5,746,000	5,264,023
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.1045% 9/10/46 (e)(g)	5,254,000	4,706,117
Series 2015-SHP2 Class E, 4.681% 7/15/27 (e)(g)	2,933,000	2,859,071
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (e)	7,300,000	5,509,079
Series 2012-CR5 Class D, 4.3374% 12/10/45 (e)(g)	2,000,000	1,900,687
Series 2013-CR10 Class D, 4.7911% 8/10/46 (e)(g)	2,000,000	1,760,587
Series 2013-CR12 Class D, 5.0842% 10/10/46 (e)(g)	4,500,000	4,125,294
Series 2013-CR9 Class D, 4.2572% 7/10/45 (e)(g)	4,255,000	3,722,473
Series 2013-LC6 Class D, 4.2855% 1/10/46 (e)(g)	3,870,000	3,413,010
Series 2014-UBS2 Class D, 5.0152% 3/10/47 (e)(g)	3,713,000	3,123,200
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (e)	1,552,481	1,505,252
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR1:
Class C, 5.3634% 5/15/45 (g)	1,000,000	1,062,188
Class D, 5.3634% 5/15/45 (e)(g)	5,550,000	5,424,024
Series 2012-CR2:
Class D, 4.8548% 8/15/45 (e)(g)	4,500,000	4,455,666
Class E, 4.8548% 8/15/45 (e)(g)	6,000,000	5,600,552
Series 2012-LC4:
Class C, 5.6447% 12/10/44 (g)	2,000,000	2,150,816
Class D, 5.6447% 12/10/44 (e)(g)	8,000,000	7,902,581
Core Industrial Trust Series 2015-TEXW Class F, 3.8487% 2/10/34 (e)(g)	6,565,000	5,858,272
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class F, 6% 5/17/40 (e)	971,589	1,006,474
Series 1998-C2 Class F, 6.75% 11/15/30 (e)	1,060,301	1,070,607
CSMC Trust floater Series 2015-DEAL:
Class E, 4.426% 4/15/29 (e)(g)	2,000,000	1,894,887
Class F, 5.176% 4/15/29 (e)(g)	5,053,000	4,841,413
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (e)(g)	10,853,000	9,929,594
DBUBS Mortgage Trust Series 2011-LC1A:
Class E, 5.6634% 11/10/46 (e)(g)	12,490,000	12,957,365
Class G, 4.652% 11/10/46 (e)	9,843,000	8,343,811
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (e)	500,000	500,252
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5754% 12/25/43 (f)(g)	12,206,096	1,387,971
Series K012 Class X3, 2.2509% 1/25/41 (f)(g)	20,716,172	2,141,698
Series K013 Class X3, 2.9064% 1/25/43 (f)(g)	14,360,000	1,825,452
Series KAIV Class X2, 3.6147% 6/25/46 (f)(g)	7,430,000	1,241,023
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.3822% 12/15/19 (e)(g)	5,607,000	5,183,435
Class FFX, 3.3822% 12/15/19 (e)(g)	8,032,000	7,169,205
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (g)	458,948	479,694
GP Portfolio Trust Series 2014-GPP Class E, 4.1805% 2/15/27 (e)(g)	2,823,000	2,768,531
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 7.5684% 7/10/38 (g)	3,080,229	3,090,530
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.0789% 8/10/43 (e)(g)	4,000,000	4,106,028
Class E, 4% 8/10/43 (e)	3,770,000	3,352,972
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.1881% 12/10/43 (e)(g)	3,000,000	2,964,030
Series 2011-GC5:
Class C, 5.3078% 8/10/44 (e)(g)	9,000,000	9,627,137
Class D, 5.3078% 8/10/44 (e)(g)	7,000,000	7,029,985
Class E, 5.3078% 8/10/44 (e)(g)	4,049,000	3,765,560
Class F, 4.5% 8/10/44 (e)	4,500,000	3,730,154
Series 2012-GC6:
Class C, 5.6314% 1/10/45 (e)(g)	3,600,000	3,808,214
Class D, 5.6314% 1/10/45 (e)(g)	2,000,000	1,939,969
Class E, 5% 1/10/45 (e)(g)	4,516,000	3,890,406
Series 2012-GCJ7:
Class C, 5.7229% 5/10/45 (g)	6,500,000	6,861,214
Class D, 5.7229% 5/10/45 (e)(g)	5,500,000	5,312,630
Class E, 5% 5/10/45 (e)	6,920,000	5,593,336
Series 2012-GCJ9 Class D, 4.8524% 11/10/45 (e)(g)	4,504,000	4,107,122
Series 2013-GC16:
Class D, 5.3158% 11/10/46 (e)(g)	3,750,000	3,359,346
Class F, 3.5% 11/10/46 (e)	7,303,000	5,227,035
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.5805% 7/15/29 (e)(g)	7,241,000	6,947,886
Series 2013-HLT Class EFX, 4.4533% 11/5/30 (e)(g)	5,000,000	4,993,814
Invitation Homes Trust floater Series 2013-SFR1 Class E, 3.068% 12/17/30 (e)(g)	1,500,000	1,427,129
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.4229% 1/12/37 (e)(g)	1,000,000	995,279
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (e)(g)	3,000,000	3,498,814
Class D, 7.4453% 12/5/27 (e)(g)	9,550,000	11,102,727
Series 2010-CNTR:
Class D, 6.1838% 8/5/32 (e)(g)	4,500,000	4,962,768
Class XB, 0.9305% 8/5/32 (e)(f)(g)	32,655,000	1,072,965
Series 2012-CBX:
Class C, 5.2377% 6/15/45 (g)	4,530,000	4,667,393
Class F, 4% 6/15/45 (e)	5,000,000	4,035,745
Class G 4% 6/15/45 (e)	4,044,000	2,816,098
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-FBLU Class E, 3.8305% 12/15/28 (e)(g)	2,406,000	2,370,857
Series 2014-INN:
Class E, 4.026% 6/15/29 (e)(g)	9,607,000	9,439,807
Class F, 4.426% 6/15/29 (e)(g)	9,618,000	9,417,957
Series 2005-LDP5 Class AJ, 5.4758% 12/15/44 (g)	54,979	54,945
Series 2011-C4 Class F, 3.873% 7/15/46 (e)	1,400,000	1,227,673
Series 2013-LC11:
Class D, 4.2384% 4/15/46 (g)	5,250,000	4,543,023
Class F, 3.25% 4/15/46 (e)(g)	2,518,000	1,647,056
Series 2014-DSTY Class E, 3.8046% 6/10/27 (e)(g)	2,525,000	2,307,361
Series 2015-UES Class F, 3.621% 9/5/32 (e)(g)	3,500,000	3,177,674
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (e)	874,381	818,778
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2006-C7 Class AM, 5.378% 11/15/38	2,040,000	2,080,036
Series 2006-C4:
Class A4, 5.8201% 6/15/38 (g)	3,520,012	3,528,955
Class AJ, 5.8401% 6/15/38 (g)	7,005,000	7,074,721
Class AM, 5.8401% 6/15/38 (g)	6,700,000	6,792,603
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 4.9783% 1/20/41 (e)(g)	3,000,000	2,737,147
Class E, 4.9783% 1/20/41 (e)(g)	4,800,000	3,854,782
Mach One Trust LLC Series 2004-1A Class H, 6.0648% 5/28/40 (e)(g)	479,012	477,815
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.6664% 5/12/39 (g)	1,200,000	1,204,301
Mezz Capital Commercial Mortgage Trust Series 2004-C1 Class IO, 8.8661% 1/15/37 (e)(f)(g)	348,229	21,416
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6573% 11/15/45 (e)(g)	2,000,000	1,840,773
Series 2013-C12 Class D, 4.7664% 10/15/46 (e)(g)	3,250,000	2,961,700
Series 2013-C13:
Class D, 4.8939% 11/15/46 (e)(g)	3,100,000	2,834,372
Class E, 4.8939% 11/15/46 (e)(g)	3,379,000	2,701,398
Series 2013-C7 Class E, 4.2965% 2/15/46 (e)(g)	1,000,000	845,463
Series 2013-C9 Class D, 4.1611% 5/15/46 (e)(g)	5,000,000	4,246,427
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41	8,200,000	8,337,647
Series 2012-C4 Class E, 5.5245% 3/15/45 (e)(g)	5,630,000	5,500,149
Series 1997-RR Class F, 7.4216% 4/30/39 (e)(g)	740,663	727,702
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)	2,386,972	2,389,695
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43	7,500,000	7,673,122
Series 2011-C1 Class C, 5.4382% 9/15/47 (e)(g)	4,000,000	4,283,740
Series 2011-C2:
Class D, 5.3028% 6/15/44 (e)(g)	4,610,000	4,776,664
Class E, 5.3028% 6/15/44 (e)(g)	9,600,000	9,594,948
Class F, 5.3028% 6/15/44 (e)(g)	4,440,000	4,128,554
Class XB, 0.4583% 6/15/44 (e)(f)(g)	63,708,222	1,589,170
Series 2011-C3:
Class C, 5.1783% 7/15/49 (e)(g)	2,000,000	2,117,105
Class D, 5.1783% 7/15/49 (e)(g)	7,400,000	7,456,765
Class G, 5.1783% 7/15/49 (e)(g)	3,283,000	2,675,801
Series 2012-C4 Class D, 5.5245% 3/15/45 (e)(g)	6,310,000	6,364,725
Series 2015-UBS8 Class D, 3.25% 12/15/48 (e)	5,013,000	3,491,237
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (e)	5,778,000	5,548,489
Class F, 5% 2/5/30 (e)	10,728,000	9,870,337
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (e)(g)	1,500,000	1,247,609
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	4,752,299	5,843,427
SCG Trust Series 2013-SRP1 Class D, 3.6742% 11/15/26 (e)(g)	1,000,000	971,188
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.5102% 8/15/39 (g)	884,336	887,598
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)	10,630,000	10,722,216
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5344% 5/10/45 (e)(g)	3,235,000	3,197,398
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2012-C3 Class A1, 0.726% 8/10/49	1,412,215	1,402,675
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8878% 1/10/45 (e)(g)	3,000,000	3,393,280
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (e)	2,540,000	2,829,192
Wachovia Bank Commercial Mortgage Trust Series 2004-C11 Class D, 5.1191% 1/15/41 (g)	5,177,000	5,257,930
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 Class D, 4.7768% 10/15/45 (e)(g)	9,999,000	9,260,385
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (e)	4,000,000	3,066,684
Series 2011-C3:
Class C, 5.335% 3/15/44 (e)	4,900,000	5,159,663
Class D, 5.5722% 3/15/44 (e)(g)	1,000,000	1,016,292
Class E, 5% 3/15/44 (e)	3,000,000	2,678,416
Series 2011-C5:
Class F, 5.25% 11/15/44 (e)(g)	3,000,000	2,416,400
Class G, 5.25% 11/15/44 (e)(g)	2,000,000	1,531,082
Series 2012-C10 Class E, 4.4542% 12/15/45 (e)(g)	4,090,000	3,088,721
Series 2012-C7:
Class D, 4.8377% 6/15/45 (e)(g)	2,380,000	2,363,987
Class F, 4.5% 6/15/45 (e)	2,000,000	1,688,720
Series 2013-C11:
Class D, 4.1794% 3/15/45 (e)(g)	5,830,000	5,041,972
Class E, 4.1794% 3/15/45 (e)(g)	4,780,000	3,844,105
Series 2013-C13 Class D, 4.1386% 5/15/45 (e)(g)	4,000,000	3,570,867
Series 2013-UBS1 Class D, 4.6299% 3/15/46 (e)(g)	1,668,000	1,481,765
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 4.0508% 11/15/29 (e)(g)	5,152,378	5,101,792
Class G, 3.3505% 11/15/29 (e)(g)	3,391,668	3,083,539
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $560,702,920)		574,426,162

Bank Loan Obligations - 6.8%
CONSUMER DISCRETIONARY - 2.8%
Hotels, Restaurants & Leisure - 2.1%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (g)	13,170,905	11,452,101
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (g)	10,143,093	8,384,991
Cooper Hotel Group 12% 11/6/17	13,156,538	13,814,365
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (g)	14,218,748	14,254,294
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (g)	2,150,000	2,115,063
Tranche B 1LN, term loan 3.5% 6/27/20 (g)	1,986,701	1,956,900
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (g)	14,821,555	14,787,317
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (g)	13,115,812	12,574,785
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (g)	6,438,522	6,213,174
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.5% 1/15/21 (g)	2,255,650	2,244,372
		87,797,362
Media - 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (g)	7,776,563	7,672,046
Multiline Retail - 0.4%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (g)	15,306,656	14,943,123
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 5.5% 10/11/18 (g)	6,181,627	6,173,900

TOTAL CONSUMER DISCRETIONARY		116,586,431

CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Albertson's LLC:
Tranche B 2LN, term loan 5.5% 3/21/19 (g)	5,084,922	5,031,225
Tranche B 3LN, term loan 5.125% 8/25/19 (g)	8,166,812	7,983,059
Tranche B 5LN, term loan 12/21/22 (h)	5,005,000	4,886,131
		17,900,415
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (g)	2,000,000	1,800,000
Panda Sherman Power, LLC term loan 9% 9/14/18 (g)	7,112,245	6,223,215
Panda Temple Power, LLC term loan 7.25% 4/3/19 (g)	8,580,000	7,293,000
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (g)	4,190,353	4,014,903
		19,331,118
FINANCIALS - 1.8%
Real Estate Investment Trusts - 0.3%
Starwood Property Trust, Inc. Tranche B, term loan 3.5% 4/17/20 (g)	10,767,409	10,583,501
Real Estate Management & Development - 1.3%
AmeriCold Reality Operating Partnership LP Tranche B, term loan 6.5% 12/1/22 (g)	8,345,000	8,324,138
CityCenter 8.74% 7/12/16 (g)	2,220,904	2,220,904
NorthStar Asset Management LP Tranche B 1LN, term loan 4.625% 1/29/23 (g)	5,010,000	4,834,650
Realogy Corp. Credit-Linked Deposit 4.6795% 10/10/16 (g)	418,475	412,198
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (g)	37,814,057	37,511,545
		53,303,435
Thrifts & Mortgage Finance - 0.2%
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (g)	7,680,832	7,666,469

TOTAL FINANCIALS		71,553,405

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc.:
Tranche F, term loan 3.6567% 12/31/18 (g)	1,985,000	1,951,632
Tranche H, term loan 4% 1/27/21 (g)	3,104,062	2,983,779
		4,935,411
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.3%
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (g)	3,930,000	3,507,525
Pilot Travel Centers LLC Tranche B, term loan 3.75% 10/3/21 (g)	7,200,000	7,198,200
		10,705,725
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (g)	5,635,081	5,547,061

TOTAL INDUSTRIALS		16,252,786

UTILITIES - 0.8%
Electric Utilities - 0.5%
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (g)	7,269,112	6,828,458
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (g)	3,344,688	3,252,709
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (g)	7,910,170	7,560,145
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (g)	2,742,300	2,701,166
		20,342,478
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. Tranche B 4LN, term loan 4% 10/31/20 (g)	1,960,000	1,900,220
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (g)	11,427,742	10,099,267
		11,999,487

TOTAL UTILITIES		32,341,965

TOTAL BANK LOAN OBLIGATIONS
(Cost $288,225,610)		278,901,531

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (e)	1,220,000	236,558
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)	500,000	250
TOTAL FINANCIALS
(Cost $1,297,768)		236,808
	Shares	Value

Money Market Funds - 7.7%
Fidelity Cash Central Fund, 0.38% (i)	315,432,448	315,432,448
Fidelity Securities Lending Cash Central Fund, 0.42% (i)(j)	836,900	836,900
TOTAL MONEY MARKET FUNDS
(Cost $316,269,348)		316,269,348
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $4,071,702,046)		4,095,652,086
NET OTHER ASSETS (LIABILITIES) - 0.1%		4,270,263
NET ASSETS - 100%		$4,099,922,349

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,626,683 or 0.1% of net assets.

 (c) Affiliated company

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $710,214,608 or 17.3% of net assets.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) The coupon rate will be determined upon settlement of the loan after period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$72,239
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.2244% 12/25/42	3/25/03	$66,253
Stanley Martin Communities LLC Class B	8/3/05 - 3/1/07	$4,244,623

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$276,541
Fidelity Securities Lending Cash Central Fund	12,966
Total	$289,507

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Realty Trust (SBI)	$119,299,759	$826,274	$--	$1,870,757	$128,067,631
Arbor Realty Trust, Inc.	20,991,789	--	75,982	920,693	20,002,767
Arbor Realty Trust, Inc. 7.375%	10,597,189	--	--	396,964	9,714,449
Arbor Realty Trust, Inc. Series A, 8.25%	4,814,206	--	--	194,998	4,350,938
Arbor Realty Trust, Inc. Series B, 7.75%	5,940,000	--	--	232,500	5,143,200
Arbor Realty Trust, Inc. Series C, 8.50%	2,578,000	--	--	106,250	2,380,000
Total	$164,220,943	$826,274	$75,982	$3,722,162	$169,658,985

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$5,586,643	$--	$--	$5,586,643
Financials	2,081,150,071	2,045,965,022	35,185,047	2
Corporate Bonds	740,748,355	--	740,748,355	--
Asset-Backed Securities	88,839,742	--	84,316,452	4,523,290
Collateralized Mortgage Obligations	9,493,426	--	9,164,040	329,386
Commercial Mortgage Securities	574,426,162	--	574,404,746	21,416
Bank Loan Obligations	278,901,531	--	262,454,064	16,447,467
Preferred Securities	236,808	--	--	236,808
Money Market Funds	316,269,348	316,269,348	--	--
Total Investments in Securities:	$4,095,652,086	$2,362,234,370	$1,706,272,704	$27,145,012

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	0.3%
AAA,AA,A	3.2%
BBB	7.7%
BB	10.2%
B	9.9%
CCC,CC,C	0.8%
D	0.0%
Not Rated	9.2%
Equities	50.9%
Short-Term Investments and Net Other Assets	7.8%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016
Assets
Investment in securities, at value (including securities loaned of $830,672) — See accompanying schedule: Unaffiliated issuers (cost $3,629,713,380)	$3,609,723,753
Fidelity Central Funds (cost $316,269,348)	316,269,348
Other affiliated issuers (cost $125,719,318)	169,658,985
Total Investments (cost $4,071,702,046)		$4,095,652,086
Cash		406,585
Receivable for investments sold		10,498,133
Receivable for fund shares sold		6,810,879
Dividends receivable		2,831,056
Interest receivable		16,631,028
Distributions receivable from Fidelity Central Funds		90,835
Prepaid expenses		7,239
Other receivables		6,404
Total assets		4,132,934,245
Liabilities
Payable for investments purchased	$22,893,903
Payable for fund shares redeemed	6,090,145
Accrued management fee	1,865,778
Distribution and service plan fees payable	336,650
Other affiliated payables	895,024
Other payables and accrued expenses	93,496
Collateral on securities loaned, at value	836,900
Total liabilities		33,011,896
Net Assets		$4,099,922,349
Net Assets consist of:
Paid in capital		$4,058,965,412
Undistributed net investment income		5,433,035
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,573,767
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		23,950,135
Net Assets		$4,099,922,349
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($502,555,910 ÷ 45,733,048 shares)		$10.99
Maximum offering price per share (100/96.00 of $10.99)		$11.45
Class T:
Net Asset Value and redemption price per share ($55,119,063 ÷ 5,012,997 shares)		$11.00
Maximum offering price per share (100/96.00 of $11.00)		$11.46
Class C:
Net Asset Value and offering price per share ($266,307,883 ÷ 24,437,854 shares)(a)		$10.90
Real Estate Income:
Net Asset Value, offering price and redemption price per share ($2,432,269,584 ÷ 220,305,689 shares)		$11.04
Class I:
Net Asset Value, offering price and redemption price per share ($843,669,909 ÷ 76,623,780 shares)		$11.01

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016
Investment Income
Dividends (including $3,722,162 earned from other affiliated issuers)		$57,796,227
Interest		54,330,088
Income from Fidelity Central Funds		289,507
Total income		112,415,822
Expenses
Management fee	$11,438,256
Transfer agent fees	4,677,965
Distribution and service plan fees	2,074,923
Accounting and security lending fees	666,667
Custodian fees and expenses	18,251
Independent trustees' compensation	9,217
Registration fees	92,142
Audit	92,436
Legal	8,157
Miscellaneous	11,803
Total expenses before reductions	19,089,817
Expense reductions	(38,726)	19,051,091
Net investment income (loss)		93,364,731
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,697,024
Other affiliated issuers	(10,109)
Foreign currency transactions	(103,705)
Total net realized gain (loss)		27,583,210
Change in net unrealized appreciation (depreciation) on: Investment securities	(192,848,074)
Assets and liabilities in foreign currencies	70,075
Total change in net unrealized appreciation (depreciation)		(192,777,999)
Net gain (loss)		(165,194,789)
Net increase (decrease) in net assets resulting from operations		$(71,830,058)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$93,364,731	$200,528,467
Net realized gain (loss)	27,583,210	54,207,307
Change in net unrealized appreciation (depreciation)	(192,777,999)	(52,184,229)
Net increase (decrease) in net assets resulting from operations	(71,830,058)	202,551,545
Distributions to shareholders from net investment income	(122,107,962)	(199,452,326)
Distributions to shareholders from net realized gain	(51,815,947)	(75,677,564)
Total distributions	(173,923,909)	(275,129,890)
Share transactions - net increase (decrease)	28,537,379	215,193,161
Redemption fees	122,503	424,938
Total increase (decrease) in net assets	(217,094,085)	143,039,754
Net Assets
Beginning of period	4,317,016,434	4,173,976,680
End of period (including undistributed net investment income of $5,433,035 and undistributed net investment income of $34,176,266, respectively)	$4,099,922,349	$4,317,016,434

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Income Fund Class A

	Six months ended	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.66	$11.86	$11.67	$11.26	$10.73	$9.94
Income from Investment Operations
Net investment income (loss)A	.25	.52	.49	.54	.52	.53
Net realized and unrealized gain (loss)	(.45)	.02	.44	.60	.61	.76
Total from investment operations	(.20)	.54	.93	1.14	1.13	1.29
Distributions from net investment income	(.33)	(.52)	(.50)	(.53)	(.51)	(.50)
Distributions from net realized gain	(.14)	(.21)	(.24)	(.20)	(.10)	–
Total distributions	(.47)	(.74)B	(.74)	(.73)	(.60)C	(.50)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$10.99	$11.66	$11.86	$11.67	$11.26	$10.73
Total ReturnE,F,G	(1.74)%	4.65%	8.49%	10.45%	11.24%	13.27%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.03%J	1.04%	1.06%	1.08%	1.12%	1.13%
Expenses net of fee waivers, if any	1.03%J	1.03%	1.05%	1.08%	1.12%	1.13%
Expenses net of all reductions	1.03%J	1.03%	1.05%	1.07%	1.11%	1.12%
Net investment income (loss)	4.36%J	4.40%	4.28%	4.62%	4.89%	5.00%
Supplemental Data
Net assets, end of period (000 omitted)	$502,556	$495,462	$442,271	$378,269	$137,352	$60,283
Portfolio turnover rateK	15%J	19%	29%	26%	27%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.74 per share is comprised of distributions from net investment income of $.523 and distributions from net realized gain of $.212 per share.

 C Total distributions of $.60 per share is comprised of distributions from net investment income of $.505 and distributions from net realized gain of $.097 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Income Fund Class T

	Six months ended	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.66	$11.86	$11.67	$11.26	$10.72	$9.94
Income from Investment Operations
Net investment income (loss)A	.25	.51	.49	.54	.52	.52
Net realized and unrealized gain (loss)	(.44)	.02	.43	.60	.62	.76
Total from investment operations	(.19)	.53	.92	1.14	1.14	1.28
Distributions from net investment income	(.32)	(.52)	(.50)	(.53)	(.50)	(.50)
Distributions from net realized gain	(.14)	(.21)	(.24)	(.20)	(.10)	–
Total distributions	(.47)B	(.73)	(.73)C	(.73)	(.60)	(.50)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$11.00	$11.66	$11.86	$11.67	$11.26	$10.72
Total ReturnE,F,G	(1.67)%	4.62%	8.44%	10.42%	11.33%	13.11%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.07%J	1.06%	1.08%	1.08%	1.11%	1.16%
Expenses net of fee waivers, if any	1.07%J	1.06%	1.08%	1.08%	1.11%	1.16%
Expenses net of all reductions	1.07%J	1.06%	1.07%	1.08%	1.11%	1.16%
Net investment income (loss)	4.33%J	4.37%	4.26%	4.61%	4.90%	4.96%
Supplemental Data
Net assets, end of period (000 omitted)	$55,119	$55,424	$48,164	$46,198	$26,143	$7,626
Portfolio turnover rateK	15%J	19%	29%	26%	27%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.47 per share is comprised of distributions from net investment income of $.324 and distributions from net realized gain of $.142 per share.

 C Total distributions of $.73 per share is comprised of distributions from net investment income of $.496 and distributions from net realized gain of $.236 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Income Fund Class C

	Six months ended	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.55	$11.77	$11.59	$11.20	$10.67	$9.93
Income from Investment Operations
Net investment income (loss)A	.20	.43	.40	.45	.44	.45
Net realized and unrealized gain (loss)	(.43)	.01	.43	.60	.62	.74
Total from investment operations	(.23)	.44	.83	1.05	1.06	1.19
Distributions from net investment income	(.28)	(.45)	(.42)	(.46)	(.43)	(.45)
Distributions from net realized gain	(.14)	(.21)	(.24)	(.20)	(.10)	–
Total distributions	(.42)	(.66)	(.65)B	(.66)	(.53)	(.45)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$10.90	$11.55	$11.77	$11.59	$11.20	$10.67
Total ReturnD,E,F	(2.02)%	3.82%	7.66%	9.66%	10.49%	12.25%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.79%I	1.79%	1.79%	1.81%	1.87%	1.89%
Expenses net of fee waivers, if any	1.79%I	1.78%	1.79%	1.81%	1.87%	1.89%
Expenses net of all reductions	1.78%I	1.78%	1.79%	1.81%	1.87%	1.89%
Net investment income (loss)	3.61%I	3.65%	3.54%	3.88%	4.14%	4.23%
Supplemental Data
Net assets, end of period (000 omitted)	$266,308	$291,387	$246,306	$204,012	$52,780	$21,555
Portfolio turnover rateJ	15%I	19%	29%	26%	27%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.65 per share is comprised of distributions from net investment income of $.417 and distributions from net realized gain of $.236 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Income Fund

	Six months ended	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.71	$11.91	$11.71	$11.29	$10.75	$9.95
Income from Investment Operations
Net investment income (loss)A	.26	.54	.52	.57	.54	.55
Net realized and unrealized gain (loss)	(.45)	.02	.44	.60	.62	.76
Total from investment operations	(.19)	.56	.96	1.17	1.16	1.31
Distributions from net investment income	(.34)	(.55)	(.53)	(.55)	(.52)	(.51)
Distributions from net realized gain	(.14)	(.21)	(.24)	(.20)	(.10)	–
Total distributions	(.48)	(.76)	(.76)B	(.75)	(.62)	(.51)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$11.04	$11.71	$11.91	$11.71	$11.29	$10.75
Total ReturnD,E	(1.61)%	4.84%	8.78%	10.71%	11.50%	13.41%
Ratios to Average Net AssetsF,G
Expenses before reductions	.84%H	.83%	.83%	.84%	.90%	.92%
Expenses net of fee waivers, if any	.84%H	.82%	.83%	.84%	.89%	.92%
Expenses net of all reductions	.84%H	.82%	.83%	.84%	.89%	.92%
Net investment income (loss)	4.55%H	4.61%	4.50%	4.85%	5.12%	5.21%
Supplemental Data
Net assets, end of period (000 omitted)	$2,432,270	$2,561,268	$2,627,382	$2,884,545	$2,252,149	$1,660,063
Portfolio turnover rateI	15%H	19%	29%	26%	27%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.76 per share is comprised of distributions from net investment income of $.525 and distributions from net realized gain of $.236 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Income Fund Class I

	Six months ended	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$11.88	$11.69	$11.28	$10.74	$9.95
Income from Investment Operations
Net investment income (loss)A	.26	.55	.52	.57	.55	.55
Net realized and unrealized gain (loss)	(.44)	.02	.44	.60	.62	.76
Total from investment operations	(.18)	.57	.96	1.17	1.17	1.31
Distributions from net investment income	(.34)	(.55)	(.53)	(.56)	(.53)	(.52)
Distributions from net realized gain	(.14)	(.21)	(.24)	(.20)	(.10)	–
Total distributions	(.49)B	(.77)C	(.77)	(.76)	(.63)	(.52)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$11.01	$11.68	$11.88	$11.69	$11.28	$10.74
Total ReturnE,F	(1.58)%	4.92%	8.76%	10.72%	11.62%	13.44%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I	.77%	.78%	.80%	.84%	.89%
Expenses net of fee waivers, if any	.77%I	.77%	.78%	.80%	.84%	.89%
Expenses net of all reductions	.77%I	.77%	.78%	.80%	.84%	.89%
Net investment income (loss)	4.62%I	4.66%	4.55%	4.89%	5.17%	5.24%
Supplemental Data
Net assets, end of period (000 omitted)	$843,670	$913,475	$809,854	$610,045	$217,435	$43,282
Portfolio turnover rateJ	15%I	19%	29%	26%	27%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.49 per share is comprised of distributions from net investment income of $.344 and distributions from net realized gain of $.142 per share.

 C Total distributions of $.77 per share is comprised of distributions from net investment income of $.554 and distributions from net realized gain of $.212 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2016

1. Organization.

Fidelity Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Real Estate Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, certain conversion ratio adjustments, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$334,852,544
Gross unrealized depreciation	(312,097,638)
Net unrealized appreciation (depreciation) on securities	$22,754,906
Tax cost	$4,072,897,180

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $297,303,556 and $387,535,386, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$606,187	$4,643
Class T	-%	.25%	69,476	–
Class C	.75%	.25%	1,399,260	254,178
			$2,074,923	$258,821

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$36,180
Class T	4,664
Class C(a)	17,718
$58,562

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$465,764.19
Class T	62,806.23
Class C	272,734.19
Real Estate Income	3,114,175.25
Class I	762,486.18
	$ 4,677,965

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,734 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,805 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $12,966. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $22,145 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,735.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $14,846.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Class A	$13,783,244	$21,010,715
Class T	1,575,598	2,305,119
Class C	6,852,507	10,465,476
Real Estate Income	74,108,924	122,206,251
Class I	25,787,689	43,464,765
Total	$122,107,962	$199,452,326
From net realized gain
Class A	$6,008,169	$7,958,848
Class T	680,042	875,220
Class C	3,527,228	4,645,932
Real Estate Income	30,805,486	46,720,433
Class I	10,795,022	15,477,131
Total	$51,815,947	$75,677,564

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	8,833,232	17,614,783	$99,136,860	$207,492,435
Reinvestment of distributions	1,654,994	2,253,682	18,423,230	26,209,333
Shares redeemed	(7,261,614)	(14,664,043)	(81,991,780)	(171,937,484)
Net increase (decrease)	3,226,612	5,204,422	$35,568,310	$61,764,284
Class T
Shares sold	585,301	1,551,308	$6,617,495	$18,286,948
Reinvestment of distributions	187,688	251,652	2,090,146	2,927,374
Shares redeemed	(512,341)	(1,110,729)	(5,798,010)	(13,074,996)
Net increase (decrease)	260,648	692,231	$2,909,631	$8,139,326
Class C
Shares sold	2,124,908	7,875,459	$23,840,323	$92,082,413
Reinvestment of distributions	822,712	1,105,279	9,089,251	12,763,694
Shares redeemed	(3,727,311)	(4,690,719)	(41,694,636)	(54,577,835)
Net increase (decrease)	(779,691)	4,290,019	$(8,765,062)	$50,268,272
Real Estate Income
Shares sold	22,973,738	51,184,144	$261,251,386	$605,520,317
Reinvestment of distributions	8,268,560	12,742,585	92,453,420	148,826,128
Shares redeemed	(29,628,387)	(65,882,524)	(336,288,502)	(777,479,294)
Net increase (decrease)	1,613,911	(1,955,795)	$17,416,304	$(23,132,849)
Class I
Shares sold	16,198,203	38,671,974	$182,574,922	$455,469,590
Reinvestment of distributions	2,502,407	3,704,065	27,905,962	43,129,998
Shares redeemed	(20,276,080)	(32,342,580)	(229,072,688)	(380,445,460)
Net increase (decrease)	(1,575,470)	10,033,459	$(18,591,804)	$118,154,128

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and the Shareholders of Fidelity Real Estate Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Income Fund (the Fund), a fund of Fidelity Securities Fund, including the schedule of investments, as of January 31, 2016, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended January 31, 2016 and for the year ended July 31, 2015, and the financial highlights for the six months ended January 31, 2016 and for each of the five years in the period ended July 31, 2015. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Real Estate Income Fund as of January 31, 2016, the results of its operations for the six months then ended, the changes in its net assets for the six months ended January 31, 2016 and for the year ended July 31, 2015, and the financial highlights for the six months ended January 31, 2016 and for each of the five years in the period ended July 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 18, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Class A	1.03%
Actual		$1,000.00	$982.60	$5.13
Hypothetical-C		$1,000.00	$1,019.96	$5.23
Class T	1.07%
Actual		$1,000.00	$983.30	$5.33
Hypothetical-C		$1,000.00	$1,019.76	$5.43
Class C	1.79%
Actual		$1,000.00	$979.80	$8.91
Hypothetical-C		$1,000.00	$1,016.14	$9.07
Real Estate Income	.84%
Actual		$1,000.00	$983.90	$4.19
Hypothetical-C		$1,000.00	$1,020.91	$4.27
Class I	.77%
Actual		$1,000.00	$984.20	$3.84
Hypothetical-C		$1,000.00	$1,021.27	$3.91

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

REII-SANN-0316
1.907544.105

Fidelity® Leveraged Company Stock Fund Semi-Annual Report January 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	8.1	9.0
Service Corp. International	6.2	6.2
Boston Scientific Corp.	4.3	3.4
Delta Air Lines, Inc.	3.2	2.4
Bank of America Corp.	3.0	2.9
Comcast Corp. Class A	2.7	2.3
General Motors Co.	2.7	2.2
WestRock Co.	2.6	3.1
Tenet Healthcare Corp.	2.3	1.7
Newell Rubbermaid, Inc.	2.3	1.9
	37.4

Top Five Market Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.9	26.0
Health Care	14.8	14.6
Materials	13.9	14.3
Industrials	12.4	10.2
Financials	11.6	12.1

Asset Allocation (% of fund's net assets)

As of January 31, 2016 *
Stocks	97.8%
Bonds	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	2.0%

 * Foreign investments - 14.8%

As of July 31, 2015 *
Stocks	96.9%
Bonds	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	2.8%

 * Foreign investments - 16.2%

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.9%
Auto Components - 1.7%
Delphi Automotive PLC	490,700	$31,866
Tenneco, Inc. (a)	674,800	25,784
		57,650
Automobiles - 5.2%
Ford Motor Co.	6,012,933	71,794
General Motors Co.	3,133,537	92,878
General Motors Co.:
warrants 7/10/16 (a)	482,521	9,482
warrants 7/10/19 (a)	482,521	5,790
		179,944
Diversified Consumer Services - 6.2%
Service Corp. International	8,875,127	214,689
Hotels, Restaurants & Leisure - 1.0%
ARAMARK Holdings Corp.	987,744	31,558
Penn National Gaming, Inc. (a)	360,340	5,092
Station Holdco LLC unit (a)(b)(c)	146,846	79
		36,729
Household Durables - 3.2%
Hovnanian Enterprises, Inc. Class A (a)(d)	1,419,000	2,185
Lennar Corp. Class A (d)	677,100	28,540
Newell Rubbermaid, Inc.	2,037,747	79,024
		109,749
Media - 6.5%
AMC Networks, Inc. Class A (a)	446,400	32,493
Cinemark Holdings, Inc.	1,853,345	54,655
Comcast Corp. Class A	1,672,234	93,160
Gray Television, Inc. (a)	2,889,565	37,998
Nexstar Broadcasting Group, Inc. Class A	178,698	8,079
		226,385
Specialty Retail - 1.1%
GameStop Corp. Class A (d)	620,207	16,256
Sally Beauty Holdings, Inc. (a)	808,000	22,268
		38,524

TOTAL CONSUMER DISCRETIONARY		863,670

CONSUMER STAPLES - 1.8%
Food Products - 1.3%
ConAgra Foods, Inc.	541,700	22,556
Darling International, Inc. (a)	2,698,383	24,258
		46,814
Personal Products - 0.5%
Revlon, Inc. (a)	553,261	16,448

TOTAL CONSUMER STAPLES		63,262

ENERGY - 6.0%
Energy Equipment & Services - 1.6%
Ensco PLC Class A	110,000	1,076
Halliburton Co.	1,126,593	35,814
Oil States International, Inc. (a)	270,466	7,635
SAExploration Holdings, Inc. (a)(e)	1,257,304	2,100
Schlumberger Ltd.	109,400	7,906
		54,531
Oil, Gas & Consumable Fuels - 4.4%
Continental Resources, Inc. (a)(d)	807,474	17,046
Hess Corp.	825,110	35,067
QEP Resources, Inc.	901,000	11,551
Range Resources Corp. (d)	247,200	7,307
Valero Energy Corp.	1,056,166	71,682
Whiting Petroleum Corp. (a)	1,439,895	10,583
		153,236

TOTAL ENERGY		207,767

FINANCIALS - 11.3%
Banks - 8.4%
Bank of America Corp.	7,243,199	102,419
Barclays PLC sponsored ADR	2,083,121	22,456
CIT Group, Inc.	229,310	6,730
Citigroup, Inc.	1,169,047	49,778
Huntington Bancshares, Inc.	4,806,680	41,241
Regions Financial Corp.	4,496,280	36,510
SunTrust Banks, Inc.	895,500	32,757
		291,891
Capital Markets - 0.1%
Motors Liquidation Co. GUC Trust (a)	123,112	1,988
Consumer Finance - 0.8%
American Express Co.	542,948	29,048
Insurance - 0.5%
Lincoln National Corp.	435,700	17,193
Real Estate Investment Trusts - 1.0%
Gaming & Leisure Properties	430,875	11,237
Host Hotels & Resorts, Inc.	1,016,122	14,073
Sabra Health Care REIT, Inc.	547,507	10,052
		35,362
Real Estate Management & Development - 0.4%
Realogy Holdings Corp. (a)	463,840	15,214
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	441,300	2,921

TOTAL FINANCIALS		393,617

HEALTH CARE - 14.8%
Health Care Equipment & Supplies - 4.3%
Boston Scientific Corp. (a)	8,457,056	148,252
Health Care Providers & Services - 6.2%
Community Health Systems, Inc. (a)	1,213,027	26,056
DaVita HealthCare Partners, Inc. (a)	532,952	35,772
HCA Holdings, Inc. (a)	532,479	37,050
Tenet Healthcare Corp. (a)	2,965,644	80,428
Universal Health Services, Inc. Class B	334,505	37,679
		216,985
Life Sciences Tools & Services - 0.8%
PRA Health Sciences, Inc. (a)	651,400	28,062
Pharmaceuticals - 3.5%
Johnson & Johnson	153,000	15,979
Merck & Co., Inc.	1,390,800	70,472
Sanofi SA sponsored ADR	819,934	34,142
		120,593

TOTAL HEALTH CARE		513,892

INDUSTRIALS - 12.4%
Aerospace & Defense - 2.7%
Honeywell International, Inc.	426,776	44,043
Huntington Ingalls Industries, Inc.	210,260	26,888
Textron, Inc.	602,700	20,624
		91,555
Airlines - 4.8%
American Airlines Group, Inc.	860,580	33,554
Delta Air Lines, Inc.	2,531,601	112,125
Southwest Airlines Co.	571,283	21,492
		167,171
Building Products - 0.7%
Allegion PLC	246,500	14,928
Armstrong World Industries, Inc. (a)	273,500	10,579
		25,507
Commercial Services & Supplies - 1.0%
Civeo Corp. (a)	540,932	584
Deluxe Corp.	431,413	24,116
Tyco International Ltd.	328,233	11,288
		35,988
Electrical Equipment - 0.6%
Emerson Electric Co.	163,500	7,518
Generac Holdings, Inc. (a)(d)	490,557	13,942
		21,460
Industrial Conglomerates - 0.9%
General Electric Co.	1,103,883	32,123
Machinery - 1.1%
Ingersoll-Rand PLC	648,800	33,394
Pentair PLC	78,757	3,711
		37,105
Marine - 0.1%
Genco Shipping & Trading Ltd. (a)	565,366	571
Genco Shipping & Trading Ltd. (a)	8,314	8
Navios Maritime Holdings, Inc. (d)	2,162,794	2,107
		2,686
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	1,200,900	10,904
Trading Companies & Distributors - 0.2%
United Rentals, Inc. (a)	147,000	7,043

TOTAL INDUSTRIALS		431,542

INFORMATION TECHNOLOGY - 9.4%
Electronic Equipment & Components - 1.8%
Avnet, Inc.	594,313	23,725
Belden, Inc.	510,764	21,820
Corning, Inc.	726,800	13,526
TTM Technologies, Inc. (a)	381,564	2,225
		61,296
Internet Software & Services - 0.4%
VeriSign, Inc. (a)(d)	194,300	14,689
IT Services - 0.1%
Everi Holdings, Inc. (a)	1,851,000	5,201
Semiconductors & Semiconductor Equipment - 3.8%
Intersil Corp. Class A	1,460,387	18,985
Micron Technology, Inc. (a)	2,079,945	22,942
NXP Semiconductors NV (a)	940,864	70,358
ON Semiconductor Corp. (a)	2,134,568	18,272
		130,557
Software - 2.6%
Citrix Systems, Inc. (a)	230,899	16,269
Microsoft Corp.	1,324,668	72,976
		89,245
Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp. (a)	1,117,931	23,857

TOTAL INFORMATION TECHNOLOGY		324,845

MATERIALS - 13.9%
Chemicals - 9.1%
H.B. Fuller Co.	461,829	17,189
LyondellBasell Industries NV Class A	3,619,555	282,220
OMNOVA Solutions, Inc. (a)(e)	3,114,962	16,354
Phosphate Holdings, Inc. (a)	307,500	10
		315,773
Containers & Packaging - 3.2%
Sealed Air Corp.	483,434	19,594
WestRock Co.	2,590,728	91,401
		110,995
Metals & Mining - 0.0%
Ormet Corp.(a)(e)	1,075,000	0
Paper & Forest Products - 1.6%
Kapstone Paper & Packaging Corp.	989,200	14,620
Louisiana-Pacific Corp. (a)	1,563,090	24,572
Neenah Paper, Inc.	266,200	16,089
		55,281

TOTAL MATERIALS		482,049

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Frontier Communications Corp. (d)	5,528,256	25,154
Intelsat SA (a)(d)	1,144,700	3,823
Level 3 Communications, Inc. (a)	514,400	25,108
		54,085
UTILITIES - 1.4%
Electric Utilities - 0.4%
FirstEnergy Corp.	421,304	13,928
Independent Power and Renewable Electricity Producers - 1.0%
Calpine Corp. (a)	2,167,700	33,187

TOTAL UTILITIES		47,115

TOTAL COMMON STOCKS
(Cost $2,485,910)		3,381,844

Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.3%
GMAC Capital Trust I Series 2, 8.125%
(Cost $10,975)	439,013	11,173
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.2%
ENERGY - 0.2%
Energy Equipment & Services - 0.2%
Gulfmark Offshore, Inc. 6.375% 3/15/22	5,786	1,794
SAExploration Holdings, Inc. 10% 7/15/19	9,032	5,238

		7,032

TOTAL NONCONVERTIBLE BONDS
(Cost $11,680)		7,032
	Shares	Value (000s)

Money Market Funds - 5.0%
Fidelity Cash Central Fund, 0.38% (f)	70,796,283	70,796
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	103,343,912	103,344
TOTAL MONEY MARKET FUNDS
(Cost $174,140)		174,140
TOTAL INVESTMENT PORTFOLIO - 103.0%
(Cost $2,682,705)		3,574,189
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(103,625)
NET ASSETS - 100%		$3,470,564

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $79,000 or 0.0% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated company

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Station Holdco LLC unit	10/28/08 - 12/1/08	$5,990

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$117
Fidelity Securities Lending Cash Central Fund	914
Total	$1,031

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$63,611	$--	$10,795	$--	$--
OMNOVA Solutions, Inc.	20,154	--	--	--	16,354
Ormet Corp.	5	--	--	--	--
SAExploration Holdings, Inc.	--	--	--	--	2,100
Total	$83,770	$--	$10,795	$--	$18,454

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$863,670	$863,591	$--	$79
Consumer Staples	63,262	63,262	--	--
Energy	207,767	207,767	--	--
Financials	404,790	404,790	--	--
Health Care	513,892	513,892	--	--
Industrials	431,542	431,542	--	--
Information Technology	324,845	324,845	--	--
Materials	482,049	482,039	--	10
Telecommunication Services	54,085	54,085	--	--
Utilities	47,115	47,115	--	--
Corporate Bonds	7,032	--	7,032	--
Money Market Funds	174,140	174,140	--	--
Total Investments in Securities:	$3,574,189	$3,567,068	$7,032	$89

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.2%
Netherlands	10.1%
Ireland	1.8%
France	1.0%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $102,909) — See accompanying schedule: Unaffiliated issuers (cost $2,479,750)	$3,381,595
Fidelity Central Funds (cost $174,140)	174,140
Other affiliated issuers (cost $28,815)	18,454
Total Investments (cost $2,682,705)		$3,574,189
Receivable for investments sold		2,803
Receivable for fund shares sold		1,306
Dividends receivable		3,243
Interest receivable		179
Distributions receivable from Fidelity Central Funds		105
Prepaid expenses		8
Other receivables		23
Total assets		3,581,856
Liabilities
Payable for investments purchased	$1,610
Payable for fund shares redeemed	3,986
Accrued management fee	1,754
Other affiliated payables	561
Other payables and accrued expenses	37
Collateral on securities loaned, at value	103,344
Total liabilities		111,292
Net Assets		$3,470,564
Net Assets consist of:
Paid in capital		$2,486,221
Undistributed net investment income		6,058
Accumulated undistributed net realized gain (loss) on investments		86,801
Net unrealized appreciation (depreciation) on investments		891,484
Net Assets		$3,470,564
Leveraged Company Stock:
Net Asset Value, offering price and redemption price per share ($2,813,418 ÷ 78,326 shares)		$35.92
Class K:
Net Asset Value, offering price and redemption price per share ($657,146 ÷ 18,269 shares)		$35.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$34,966
Interest		789
Income from Fidelity Central Funds		1,031
Total income		36,786
Expenses
Management fee	$12,307
Transfer agent fees	2,962
Accounting and security lending fees	539
Custodian fees and expenses	16
Independent trustees' compensation	10
Registration fees	35
Audit	35
Legal	14
Miscellaneous	11
Total expenses before reductions	15,929
Expense reductions	(40)	15,889
Net investment income (loss)		20,897
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	173,913
Other affiliated issuers	(7,200)
Total net realized gain (loss)		166,713
Change in net unrealized appreciation (depreciation) on investment securities		(997,191)
Net gain (loss)		(830,478)
Net increase (decrease) in net assets resulting from operations		$(809,581)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,897	$45,844
Net realized gain (loss)	166,713	235,817
Change in net unrealized appreciation (depreciation)	(997,191)	(131,060)
Net increase (decrease) in net assets resulting from operations	(809,581)	150,601
Distributions to shareholders from net investment income	(39,813)	(41,090)
Distributions to shareholders from net realized gain	(240,243)	–
Total distributions	(280,056)	(41,090)
Share transactions - net increase (decrease)	(186,162)	(743,092)
Redemption fees	78	302
Total increase (decrease) in net assets	(1,275,721)	(633,279)
Net Assets
Beginning of period	4,746,285	5,379,564
End of period (including undistributed net investment income of $6,058 and undistributed net investment income of $24,974, respectively)	$3,470,564	$4,746,285

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Leveraged Company Stock Fund

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$46.90	$45.82	$39.44	$28.22	$28.85	$23.50
Income from Investment Operations
Net investment income (loss)A	.21	.41	.34	.42B	.16	–C
Net realized and unrealized gain (loss)	(8.33)	1.01	6.31	10.92	(.50)	5.46
Total from investment operations	(8.12)	1.42	6.65	11.34	(.34)	5.46
Distributions from net investment income	(.40)	(.34)	(.27)	(.12)	(.29)	(.11)
Distributions from net realized gain	(2.46)	–	–	–	–	–
Total distributions	(2.86)	(.34)	(.27)	(.12)	(.29)	(.11)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$35.92	$46.90	$45.82	$39.44	$28.22	$28.85
Total ReturnD,E	(18.08)%	3.12%	16.96%	40.31%	(1.05)%	23.27%
Ratios to Average Net AssetsF,G
Expenses before reductions	.80%H	.79%	.79%	.82%	.86%	.85%
Expenses net of fee waivers, if any	.80%H	.78%	.79%	.82%	.86%	.85%
Expenses net of all reductions	.79%H	.78%	.79%	.82%	.85%	.84%
Net investment income (loss)	.99%H	.87%	.81%	1.25%B	.60%	- %I
Supplemental Data
Net assets, end of period (in millions)	$2,813	$3,755	$4,207	$4,227	$3,009	$3,931
Portfolio turnover rateJ	6%H	4%	10%	21%	29%	18%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Leveraged Company Stock Fund Class K

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$47.00	$45.91	$39.52	$28.26	$28.86	$23.52
Income from Investment Operations
Net investment income (loss)A	.23	.46	.40	.47B	.20	.04
Net realized and unrealized gain (loss)	(8.35)	1.03	6.31	10.93	(.49)	5.45
Total from investment operations	(8.12)	1.49	6.71	11.40	(.29)	5.49
Distributions from net investment income	(.45)	(.40)	(.32)	(.14)	(.31)	(.15)
Distributions from net realized gain	(2.46)	–	–	–	–	–
Total distributions	(2.91)	(.40)	(.32)	(.14)	(.31)	(.15)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$35.97	$47.00	$45.91	$39.52	$28.26	$28.86
Total ReturnD,E	(18.05)%	3.26%	17.10%	40.47%	(.87)%	23.45%
Ratios to Average Net AssetsF,G
Expenses before reductions	.68%H	.67%	.67%	.69%	.69%	.69%
Expenses net of fee waivers, if any	.68%H	.67%	.67%	.69%	.69%	.69%
Expenses net of all reductions	.67%H	.67%	.67%	.68%	.69%	.69%
Net investment income (loss)	1.11%H	.99%	.92%	1.39%B	.76%	.16%
Supplemental Data
Net assets, end of period (in millions)	$657	$991	$1,173	$1,053	$600	$555
Portfolio turnover rateI	6%H	4%	10%	21%	29%	18%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.17%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Leveraged Company Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,253,486
Gross unrealized depreciation	(363,056)
Net unrealized appreciation (depreciation) on securities	$890,430
Tax cost	$2,683,759

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $125,201 and $504,747, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .60% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Leveraged Company Stock, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Leveraged Company Stock	$2,776.17
Class K	186.05
	$ 2,962

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $3.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3,777. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $914, including $136 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $26 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $14.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Leveraged Company Stock	$31,472	$30,775
Class K	8,341	10,315
Total	$39,813	$41,090
From net realized gain
Leveraged Company Stock	$194,476	$–
Class K	45,767	–
Total	$240,243	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Leveraged Company Stock
Shares sold	1,760	5,334	$72,641	$246,873
Reinvestment of distributions	5,086	626	212,362	29,028
Shares redeemed	(8,587)	(17,699)	(350,740)	(811,035)
Net increase (decrease)	(1,741)	(11,739)	$(65,737)	$(535,134)
Class K
Shares sold	1,654	5,815	$64,860	$269,619
Reinvestment of distributions	1,294	222	54,108	10,315
Shares redeemed	(5,762)	(10,500)	(239,393)	(487,892)
Net increase (decrease)	(2,814)	(4,463)	$(120,425)	$(207,958)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Leveraged Company Stock	.80%
Actual		$1,000.00	$819.20	$3.66
Hypothetical-C		$1,000.00	$1,021.11	$4.06
Class K	.68%
Actual		$1,000.00	$819.50	$3.11
Hypothetical-C		$1,000.00	$1,021.72	$3.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity Advisor® Small Cap Growth Fund - Class I Semi-Annual Report January 31, 2016 Class I is a class of Fidelity® Small Cap Growth Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
2U, Inc.	2.6	2.4
Stamps.com, Inc.	1.8	0.8
Global Payments, Inc.	1.8	1.4
NxStage Medical, Inc.	1.7	0.5
Surgical Care Affiliates, Inc.	1.7	0.9
Gartner, Inc. Class A	1.6	1.2
Vail Resorts, Inc.	1.6	1.2
Bright Horizons Family Solutions, Inc.	1.6	0.0
Steris PLC	1.5	0.0
Tyler Technologies, Inc.	1.3	0.0
	17.2

Top Five Market Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.7	24.4
Health Care	22.7	29.2
Consumer Discretionary	15.7	17.3
Industrials	11.9	14.5
Financials	10.0	5.3

Asset Allocation (% of fund's net assets)

As of January 31, 2016 *
Stocks	92.8%
Other Investments	2.1%
Short-Term Investments and Net Other Assets (Liabilities)	5.1%

 * Foreign investments - 5.6%

As of July 31, 2015*
Stocks	96.0%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 3.6%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
CONSUMER DISCRETIONARY - 15.7%
Auto Components - 0.8%
Tenneco, Inc. (a)	285,288	$10,900,854
Visteon Corp.	69,100	4,621,408
		15,522,262
Distributors - 0.6%
Pool Corp.	120,000	10,140,000
Diversified Consumer Services - 5.9%
2U, Inc. (a)(b)(c)	2,370,282	47,855,994
Bright Horizons Family Solutions, Inc. (a)	402,100	28,215,357
Service Corp. International	417,400	10,096,906
ServiceMaster Global Holdings, Inc. (a)	480,000	20,260,800
		106,429,057
Hotels, Restaurants & Leisure - 3.9%
Dave & Buster's Entertainment, Inc. (a)	362,800	13,158,756
DineEquity, Inc.	90,000	7,642,800
Sonic Corp.	290,000	8,520,200
Vail Resorts, Inc.	231,000	28,875,000
Wingstop, Inc. (b)	520,800	12,634,608
		70,831,364
Household Durables - 1.7%
NACCO Industries, Inc. Class A	2,900	138,011
Tempur Sealy International, Inc. (a)	210,560	12,705,190
Universal Electronics, Inc. (a)	344,209	17,262,081
		30,105,282
Leisure Products - 1.0%
Malibu Boats, Inc. Class A (a)	529,100	6,915,337
Vista Outdoor, Inc. (a)	250,000	12,052,500
		18,967,837
Media - 0.8%
Gray Television, Inc. (a)	66,841	878,959
Live Nation Entertainment, Inc. (a)	410,200	9,311,540
Starz Series A (a)	163,945	4,660,956
		14,851,455
Specialty Retail - 0.2%
Winmark Corp.	34,081	3,215,883
Textiles, Apparel & Luxury Goods - 0.8%
G-III Apparel Group Ltd. (a)	271,800	13,416,048
Unifi, Inc. (a)	44,886	1,071,429
		14,487,477

TOTAL CONSUMER DISCRETIONARY		284,550,617

CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 1.3%
Casey's General Stores, Inc.	190,900	23,049,266
Food Products - 1.3%
Post Holdings, Inc. (a)	180,000	10,530,000
TreeHouse Foods, Inc. (a)	165,000	13,094,400
		23,624,400

TOTAL CONSUMER STAPLES		46,673,666

ENERGY - 1.8%
Energy Equipment & Services - 1.7%
Dril-Quip, Inc. (a)	83,700	4,908,168
Frank's International NV	300,000	4,389,000
Oil States International, Inc. (a)	390,000	11,009,700
Superior Drilling Products, Inc. (a)(c)	1,133,901	2,551,277
Tesco Corp.	972,960	6,616,128
Xtreme Drilling & Coil Services Corp. (a)	1,289,000	1,536,605
		31,010,878
Oil, Gas & Consumable Fuels - 0.1%
StealthGas, Inc. (a)	859,100	2,319,570

TOTAL ENERGY		33,330,448

FINANCIALS - 10.0%
Banks - 2.9%
Commerce Bancshares, Inc.	336,000	13,819,680
Eagle Bancorp, Inc. (a)	150,000	7,086,000
Investors Bancorp, Inc.	1,000,000	11,690,000
Pacific Premier Bancorp, Inc. (a)	1,002,186	20,574,879
		53,170,559
Consumer Finance - 0.4%
Navient Corp.	720,000	6,883,200
Diversified Financial Services - 1.5%
FactSet Research Systems, Inc.	90,000	13,563,000
MSCI, Inc. Class A	210,000	14,456,400
		28,019,400
Insurance - 1.3%
First American Financial Corp.	388,000	13,335,560
ProAssurance Corp.	190,000	9,522,800
		22,858,360
Real Estate Investment Trusts - 3.0%
Coresite Realty Corp.	320,000	20,524,800
Store Capital Corp.	772,300	19,145,317
Sun Communities, Inc.	220,000	14,649,800
		54,319,917
Thrifts & Mortgage Finance - 0.9%
Meridian Bancorp, Inc.	1,216,834	17,096,518

TOTAL FINANCIALS		182,347,954

HEALTH CARE - 22.7%
Biotechnology - 5.3%
Alder Biopharmaceuticals, Inc. (a)	100,000	2,418,000
Amicus Therapeutics, Inc. (a)(b)	699,700	4,226,188
Anacor Pharmaceuticals, Inc. (a)	145,486	10,930,363
Blueprint Medicines Corp. (b)	250,000	3,930,000
Cara Therapeutics, Inc. (a)	147,266	1,325,394
Cellectis SA sponsored ADR	129,100	2,886,676
Chimerix, Inc. (a)	210,100	1,617,770
Coherus BioSciences, Inc. (a)(b)	306,150	4,059,549
Curis, Inc. (a)	998,200	1,637,048
DBV Technologies SA sponsored ADR (a)	154,188	4,007,346
Dyax Corp. rights 12/31/19	380,400	1,065,120
Dynavax Technologies Corp. (a)(b)	391,625	9,434,246
Edge Therapeutics, Inc. (a)(b)	181,800	2,019,798
Heron Therapeutics, Inc. (a)(b)	262,200	5,503,578
Insmed, Inc. (a)	223,400	2,948,880
Intercept Pharmaceuticals, Inc. (a)	31,600	3,356,868
La Jolla Pharmaceutical Co. (a)	152,622	2,702,936
Lion Biotechnologies, Inc. (a)(b)	410,000	2,455,900
Mirati Therapeutics, Inc. (a)	177,354	3,818,432
Novavax, Inc. (a)	1,717,697	8,846,140
OncoMed Pharmaceuticals, Inc. (a)(b)	80,739	746,836
Portola Pharmaceuticals, Inc. (a)	180,000	5,945,400
ProNai Therapeutics, Inc. (a)(b)	193,800	1,604,664
TESARO, Inc. (a)	100,000	3,454,000
Ultragenyx Pharmaceutical, Inc. (a)	110,000	6,176,500
		97,117,632
Health Care Equipment & Supplies - 7.5%
Cantel Medical Corp.	71,379	4,237,771
CONMED Corp.	91,962	3,397,076
Hill-Rom Holdings, Inc.	330,000	16,130,400
Integra LifeSciences Holdings Corp. (a)	150,000	9,217,500
Nevro Corp. (a)	221,200	13,667,948
NxStage Medical, Inc. (a)	1,670,300	31,602,076
Steris PLC	400,000	27,696,000
Teleflex, Inc.	70,000	9,498,300
The Spectranetics Corp. (a)	13,300	160,265
Vascular Solutions, Inc. (a)	200,000	5,472,000
Wright Medical Group NV (a)	772,129	15,403,974
		136,483,310
Health Care Providers & Services - 4.8%
Aceto Corp.	350,000	7,997,500
Amedisys, Inc. (a)	220,000	7,865,000
Civitas Solutions, Inc. (a)	116,883	2,812,205
HealthEquity, Inc. (a)	468,000	10,085,400
LHC Group, Inc. (a)	100,000	3,792,000
Molina Healthcare, Inc. (a)	30,000	1,647,300
Providence Service Corp. (a)	266,229	11,820,568
Surgical Care Affiliates, Inc. (a)	720,917	30,761,528
Teladoc, Inc. (b)	345,000	5,602,800
VCA, Inc. (a)	90,000	4,614,300
		86,998,601
Health Care Technology - 1.6%
athenahealth, Inc. (a)(b)	110,557	15,676,983
Nexus AG	4,600	87,144
Press Ganey Holdings, Inc. (b)	230,000	6,796,500
Veeva Systems, Inc. Class A (a)	55,047	1,326,633
Vocera Communications, Inc. (a)	297,994	4,288,134
		28,175,394
Life Sciences Tools & Services - 1.3%
Accelerate Diagnostics, Inc. (a)(b)	590,000	8,737,900
Bruker Corp. (a)	641,500	14,324,695
		23,062,595
Pharmaceuticals - 2.2%
DepoMed, Inc. (a)(b)	580,000	8,897,200
Prestige Brands Holdings, Inc. (a)	304,175	14,198,889
SCYNEXIS, Inc. (a)	476,100	2,175,777
The Medicines Company (a)	200,000	6,912,000
TherapeuticsMD, Inc. (a)	1,019,345	7,288,317
		39,472,183

TOTAL HEALTH CARE		411,309,715

INDUSTRIALS - 11.9%
Aerospace & Defense - 2.4%
Aerojet Rocketdyne Holdings, Inc. (a)	430,013	7,073,714
BWX Technologies, Inc.	561,000	16,796,340
Huntington Ingalls Industries, Inc.	110,000	14,066,800
Teledyne Technologies, Inc. (a)	60,000	4,875,000
		42,811,854
Building Products - 1.8%
A.O. Smith Corp.	95,000	6,635,750
Gibraltar Industries, Inc. (a)	484,467	10,290,079
Universal Forest Products, Inc.	240,000	16,533,600
		33,459,429
Commercial Services & Supplies - 2.4%
Deluxe Corp.	250,000	13,975,000
Knoll, Inc.	907,500	16,652,625
Matthews International Corp. Class A	240,018	11,979,298
		42,606,923
Construction & Engineering - 0.2%
Comfort Systems U.S.A., Inc.	138,782	3,933,082
Electrical Equipment - 0.8%
AZZ, Inc.	130,000	6,692,400
EnerSys	160,000	7,748,800
		14,441,200
Machinery - 1.2%
Hillenbrand, Inc.	298,954	8,095,674
Mueller Industries, Inc.	209,728	5,337,578
Toro Co.	120,000	8,942,400
		22,375,652
Marine - 0.6%
Matson, Inc.	290,000	11,718,900
Professional Services - 1.9%
CBIZ, Inc. (a)	1,216,100	12,282,610
Exponent, Inc.	200,000	10,262,000
GP Strategies Corp. (a)	200,557	4,851,474
On Assignment, Inc. (a)	180,000	6,957,000
		34,353,084
Road & Rail - 0.6%
Swift Transporation Co. (a)(b)	650,000	10,601,500

TOTAL INDUSTRIALS		216,301,624

INFORMATION TECHNOLOGY - 23.7%
Communications Equipment - 0.4%
CommScope Holding Co., Inc. (a)	340,000	7,622,800
Electronic Equipment & Components - 0.8%
ePlus, Inc. (a)	150,000	14,206,500
Internet Software & Services - 5.5%
Cimpress NV (a)(b)	15,435	1,211,956
Cvent, Inc. (a)	485,560	12,823,640
Demandware, Inc. (a)	199,313	8,456,851
GoDaddy, Inc. (a)(b)	400,000	12,196,000
Gogo, Inc. (a)(b)	620,488	9,028,100
New Relic, Inc. (a)	25,100	708,322
Stamps.com, Inc. (a)	358,711	33,654,266
WebMD Health Corp. (a)(b)	425,000	21,721,750
		99,800,885
IT Services - 8.1%
Broadridge Financial Solutions, Inc.	150,100	8,039,356
CSG Systems International, Inc.	340,000	11,879,600
Euronet Worldwide, Inc. (a)	215,000	17,150,550
Gartner, Inc. Class A (a)	330,596	29,056,082
Genpact Ltd. (a)	430,000	10,285,600
Global Payments, Inc.	546,000	32,186,700
Mattersight Corp. (a)(b)(c)	1,854,975	10,128,164
Maximus, Inc.	189,167	10,095,843
Perficient, Inc. (a)	449,112	8,555,584
Virtusa Corp. (a)	200,000	8,944,000
		146,321,479
Semiconductors & Semiconductor Equipment - 1.5%
Cirrus Logic, Inc. (a)(b)	511,432	17,756,919
Monolithic Power Systems, Inc.	150,000	9,385,500
Semtech Corp. (a)	41,541	834,974
		27,977,393
Software - 7.4%
Atlassian Corp. PLC	255,300	5,302,581
Blackbaud, Inc.	380,000	23,362,400
Cadence Design Systems, Inc. (a)	886,200	17,334,072
Callidus Software, Inc. (a)	232,512	3,587,660
Fleetmatics Group PLC (a)	395,000	17,146,950
HubSpot, Inc. (a)	477,490	19,381,319
Paylocity Holding Corp. (a)(b)	233,400	7,263,408
RealPage, Inc. (a)	470,000	9,066,300
RingCentral, Inc. (a)	320,000	6,982,400
Tyler Technologies, Inc. (a)	155,000	24,344,300
		133,771,390

TOTAL INFORMATION TECHNOLOGY		429,700,447

MATERIALS - 3.1%
Chemicals - 1.5%
Axiall Corp.	800,000	14,344,000
Codexis, Inc. (a)	442,129	1,790,622
Innospec, Inc.	220,000	10,967,000
		27,101,622
Containers & Packaging - 1.5%
Aptargroup, Inc.	101,876	7,426,760
Avery Dennison Corp.	125,000	7,611,250
Graphic Packaging Holding Co.	1,050,200	11,930,272
		26,968,282
Paper & Forest Products - 0.1%
TFS Corp. Ltd. (b)	2,443,636	2,246,923

TOTAL MATERIALS		56,316,827

TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
8x8, Inc. (a)	500,000	6,280,000
inContact, Inc. (a)	1,214,000	10,501,100
Vonage Holdings Corp. (a)	1,485,436	7,620,287
		24,401,387
TOTAL COMMON STOCKS
(Cost $1,714,294,780)		1,684,932,685

Money Market Funds - 12.9%
Fidelity Cash Central Fund, 0.38% (d)	96,060,417	96,060,417
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	138,061,480	138,061,480
TOTAL MONEY MARKET FUNDS
(Cost $234,121,897)		234,121,897

Equity Funds - 2.1%
Small Growth Funds - 2.1%
iShares Russell 2000 Growth Index ETF (b)
(Cost $39,322,310)	315,000	39,223,800
TOTAL INVESTMENT PORTFOLIO - 107.8%
(Cost $1,987,738,987)		1,958,278,382
NET OTHER ASSETS (LIABILITIES) - (7.8)%		(142,440,221)
NET ASSETS - 100%		$1,815,838,161

Security Type Abbreviations

ETF – Exchange Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$82,098
Fidelity Securities Lending Cash Central Fund	1,453,834
Total	$1,535,932

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
2U, Inc.	$40,893,251	$31,536,253	$3,375,776	$--	$47,855,994
Mattersight Corp.	12,150,086	--	--	--	10,128,164
Superior Drilling Products, Inc.	1,928,281	--	37,522	--	2,551,277
Total	$54,971,618	$31,536,253	$3,413,298	$--	$60,535,435

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$284,550,617	$284,550,617	$--	$--
Consumer Staples	46,673,666	46,673,666	--	--
Energy	33,330,448	33,330,448	--	--
Financials	182,347,954	182,347,954	--	--
Health Care	411,309,715	410,157,451	87,144	1,065,120
Industrials	216,301,624	216,301,624	--	--
Information Technology	429,700,447	429,700,447	--	--
Materials	56,316,827	54,069,904	2,246,923	--
Telecommunication Services	24,401,387	24,401,387	--	--
Money Market Funds	234,121,897	234,121,897	--	--
Equity Funds	39,223,800	39,223,800	--	--
Total Investments in Securities:	$1,958,278,382	$1,954,879,195	$2,334,067	$1,065,120

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $138,209,768) — See accompanying schedule: Unaffiliated issuers (cost $1,687,190,375)	$1,663,621,050
Fidelity Central Funds (cost $234,121,897)	234,121,897
Other affiliated issuers (cost $66,426,715)	60,535,435
Total Investments (cost $1,987,738,987)		$1,958,278,382
Cash		1,498,090
Foreign currency held at value (cost $36,806)		36,608
Receivable for investments sold		56,805,431
Receivable for fund shares sold		3,869,354
Dividends receivable		126,725
Distributions receivable from Fidelity Central Funds		452,236
Prepaid expenses		2,652
Other receivables		38,176
Total assets		2,021,107,654
Liabilities
Payable for investments purchased	$61,818,193
Payable for fund shares redeemed	3,519,273
Accrued management fee	1,296,120
Distribution and service plan fees payable	103,307
Other affiliated payables	432,695
Other payables and accrued expenses	38,425
Collateral on securities loaned, at value	138,061,480
Total liabilities		205,269,493
Net Assets		$1,815,838,161
Net Assets consist of:
Paid in capital		$1,907,475,409
Accumulated net investment loss		(3,822,741)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(58,352,721)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(29,461,786)
Net Assets		$1,815,838,161
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($146,714,670 ÷ 8,965,749 shares)		$16.36
Maximum offering price per share (100/94.25 of $16.36)		$17.36
Class T:
Net Asset Value and redemption price per share ($47,555,183 ÷ 2,975,761 shares)		$15.98
Maximum offering price per share (100/96.50 of $15.98)		$16.56
Class B:
Net Asset Value and offering price per share ($1,471,270 ÷ 97,417 shares)(a)		$15.10
Class C:
Net Asset Value and offering price per share ($60,995,304 ÷ 4,062,692 shares)(a)		$15.01
Small Cap Growth:
Net Asset Value, offering price and redemption price per share ($1,430,546,797 ÷ 84,667,789 shares)		$16.90
Class I:
Net Asset Value, offering price and redemption price per share ($128,554,937 ÷ 7,592,754 shares)		$16.93

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$5,461,117
Interest		15
Income from Fidelity Central Funds (including $1,453,834 from security lending)		1,535,932
Total income		6,997,064
Expenses
Management fee
Basic fee	$6,324,712
Performance adjustment	1,195,467
Transfer agent fees	2,220,905
Distribution and service plan fees	612,381
Accounting and security lending fees	293,075
Custodian fees and expenses	30,004
Independent trustees' compensation	3,850
Registration fees	166,949
Audit	33,167
Legal	3,375
Miscellaneous	4,679
Total expenses before reductions	10,888,564
Expense reductions	(68,759)	10,819,805
Net investment income (loss)		(3,822,741)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(52,952,176)
Other affiliated issuers	(178,011)
Foreign currency transactions	(11,321)
Total net realized gain (loss)		(53,141,508)
Change in net unrealized appreciation (depreciation) on: Investment securities	(276,851,624)
Assets and liabilities in foreign currencies	11,758
Total change in net unrealized appreciation (depreciation)		(276,839,866)
Net gain (loss)		(329,981,374)
Net increase (decrease) in net assets resulting from operations		$(333,804,115)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,822,741)	$(5,784,041)
Net realized gain (loss)	(53,141,508)	108,754,619
Change in net unrealized appreciation (depreciation)	(276,839,866)	166,432,213
Net increase (decrease) in net assets resulting from operations	(333,804,115)	269,402,791
Distributions to shareholders from net realized gain	(71,394,910)	(103,188,484)
Share transactions - net increase (decrease)	542,860,559	214,155,809
Redemption fees	530,486	177,411
Total increase (decrease) in net assets	138,192,020	380,547,527
Net Assets
Beginning of period	1,677,646,141	1,297,098,614
End of period (including accumulated net investment loss of $3,822,741 and undistributed net investment income of $0, respectively)	$1,815,838,161	$1,677,646,141

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Growth Fund Class A

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.55	$17.99	$19.66	$15.87	$16.42	$12.66
Income from Investment Operations
Net investment income (loss)A	(.06)	(.13)	(.12)	(.04)	(.07)B	(.07)C
Net realized and unrealized gain (loss)	(3.36)	4.23	1.69	4.87	(.16)	3.84
Total from investment operations	(3.42)	4.10	1.57	4.83	(.23)	3.77
Distributions from net realized gain	(.78)	(1.54)	(3.24)	(1.04)	(.32)	(.01)D
Redemption fees added to paid in capitalA	.01	–E	–E	–E	–E	–E
Net asset value, end of period	$16.36	$20.55	$17.99	$19.66	$15.87	$16.42
Total ReturnF,G,H	(17.09)%	24.46%	8.58%	32.20%	(1.14)%	29.78%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.39%K	1.21%	1.22%	1.24%	1.35%	1.25%
Expenses net of fee waivers, if any	1.39%K	1.21%	1.22%	1.24%	1.35%	1.25%
Expenses net of all reductions	1.38%K	1.20%	1.22%	1.22%	1.34%	1.23%
Net investment income (loss)	(.61)%K	(.67)%	(.62)%	(.26)%	(.49)%B	(.47)%C
Supplemental Data
Net assets, end of period (000 omitted)	$146,715	$123,370	$88,822	$74,978	$59,684	$67,272
Portfolio turnover rateL	133%K	156%	148%M	142%	150%	106%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.57) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.61) %.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Growth Fund Class T

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.08	$17.66	$19.38	$15.68	$16.27	$12.57
Income from Investment Operations
Net investment income (loss)A	(.08)	(.17)	(.16)	(.09)	(.11)B	(.11)C
Net realized and unrealized gain (loss)	(3.28)	4.13	1.66	4.82	(.16)	3.81
Total from investment operations	(3.36)	3.96	1.50	4.73	(.27)	3.70
Distributions from net realized gain	(.75)	(1.54)	(3.22)	(1.03)	(.32)	–
Redemption fees added to paid in capitalA	.01	–D	–D	–D	–D	–D
Net asset value, end of period	$15.98	$20.08	$17.66	$19.38	$15.68	$16.27
Total ReturnE,F,G	(17.19)%	24.10%	8.30%	31.87%	(1.41)%	29.44%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.67%J	1.49%	1.50%	1.49%	1.61%	1.50%
Expenses net of fee waivers, if any	1.67%J	1.48%	1.50%	1.49%	1.61%	1.50%
Expenses net of all reductions	1.66%J	1.47%	1.49%	1.48%	1.60%	1.49%
Net investment income (loss)	(.89)%J	(.95)%	(.90)%	(.52)%	(.74)%B	(.73)%C
Supplemental Data
Net assets, end of period (000 omitted)	$47,555	$52,667	$42,586	$34,686	$27,658	$30,764
Portfolio turnover rateK	133%J	156%	148%L	142%	150%	106%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.83) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Growth Fund Class B

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.99	$16.86	$18.65	$15.19	$15.86	$12.30
Income from Investment Operations
Net investment income (loss)A	(.12)	(.25)	(.25)	(.16)	(.18)B	(.18)C
Net realized and unrealized gain (loss)	(3.11)	3.92	1.60	4.64	(.17)	3.74
Total from investment operations	(3.23)	3.67	1.35	4.48	(.35)	3.56
Distributions from net realized gain	(.67)	(1.54)	(3.14)	(1.02)	(.32)	–
Redemption fees added to paid in capitalA	.01	–D	–D	–D	–D	–D
Net asset value, end of period	$15.10	$18.99	$16.86	$18.65	$15.19	$15.86
Total ReturnE,F,G	(17.43)%	23.48%	7.73%	31.25%	(1.96)%	28.94%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.19%J	2.01%	2.01%	1.99%	2.10%	2.00%
Expenses net of fee waivers, if any	2.19%J	2.01%	2.01%	1.99%	2.10%	2.00%
Expenses net of all reductions	2.18%J	2.00%	2.01%	1.97%	2.09%	1.98%
Net investment income (loss)	(1.41)%J	(1.47)%	(1.41)%	(1.01)%	(1.23)%B	(1.22)%C
Supplemental Data
Net assets, end of period (000 omitted)	$1,471	$2,357	$2,764	$3,486	$4,123	$5,295
Portfolio turnover rateK	133%J	156%	148%L	142%	150%	106%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.32) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Growth Fund Class C

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.90	$16.78	$18.62	$15.16	$15.83	$12.28
Income from Investment Operations
Net investment income (loss)A	(.12)	(.25)	(.25)	(.16)	(.18)B	(.18)C
Net realized and unrealized gain (loss)	(3.08)	3.91	1.59	4.64	(.17)	3.73
Total from investment operations	(3.20)	3.66	1.34	4.48	(.35)	3.55
Distributions from net realized gain	(.69)	(1.54)	(3.18)	(1.02)	(.32)	–
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$15.01	$18.90	$16.78	$18.62	$15.16	$15.83
Total ReturnE,F,G	(17.45)%	23.53%	7.70%	31.32%	(1.96)%	28.91%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.17%J	2.00%	2.01%	1.99%	2.10%	2.00%
Expenses net of fee waivers, if any	2.17%J	2.00%	2.00%	1.99%	2.10%	2.00%
Expenses net of all reductions	2.17%J	1.99%	2.00%	1.97%	2.09%	1.98%
Net investment income (loss)	(1.39)%J	(1.46)%	(1.41)%	(1.01)%	(1.24)%B	(1.22)%C
Supplemental Data
Net assets, end of period (000 omitted)	$60,995	$55,671	$42,215	$32,756	$24,683	$24,914
Portfolio turnover rateK	133%J	156%	148%L	142%	150%	106%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.32) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Growth Fund

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.20	$18.45	$20.07	$16.14	$16.65	$12.81
Income from Investment Operations
Net investment income (loss)A	(.03)	(.07)	(.06)	.01	(.03)B	(.03)C
Net realized and unrealized gain (loss)	(3.47)	4.36	1.71	4.98	(.16)	3.90
Total from investment operations	(3.50)	4.29	1.65	4.99	(.19)	3.87
Distributions from net realized gain	(.81)	(1.54)	(3.27)	(1.06)	(.32)	(.03)D
Redemption fees added to paid in capitalA	.01	–E	–E	–E	–E	–E
Net asset value, end of period	$16.90	$21.20	$18.45	$20.07	$16.14	$16.65
Total ReturnF,G	(16.97)%	24.91%	8.87%	32.74%	(.88)%	30.20%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.14%J	.91%	.91%	.90%	1.03%	.95%
Expenses net of fee waivers, if any	1.13%J	.91%	.90%	.90%	1.03%	.95%
Expenses net of all reductions	1.13%J	.90%	.90%	.88%	1.02%	.93%
Net investment income (loss)	(.35)%J	(.37)%	(.31)%	.08%	(.16)%B	(.17)%C
Supplemental Data
Net assets, end of period (000 omitted)	$1,430,547	$1,345,684	$1,069,105	$1,315,659	$1,166,101	$1,382,688
Portfolio turnover rateK	133%J	156%	148%L	142%	150%	106%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.25) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31) %.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Growth Fund Class I

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.24	$18.49	$20.10	$16.17	$16.68	$12.83
Income from Investment Operations
Net investment income (loss)A	(.03)	(.07)	(.06)	.01	(.03)B	(.03)C
Net realized and unrealized gain (loss)	(3.48)	4.36	1.72	4.98	(.16)	3.91
Total from investment operations	(3.51)	4.29	1.66	4.99	(.19)	3.88
Distributions from net realized gain	(.81)	(1.54)	(3.27)	(1.06)	(.32)	(.03)D
Redemption fees added to paid in capitalA	.01	–E	–E	–E	–E	–E
Net asset value, end of period	$16.93	$21.24	$18.49	$20.10	$16.17	$16.68
Total ReturnF,G	(16.99)%	24.85%	8.89%	32.65%	(.88)%	30.24%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.10%J	.93%	.92%	.92%	1.06%	.94%
Expenses net of fee waivers, if any	1.10%J	.93%	.92%	.92%	1.06%	.94%
Expenses net of all reductions	1.09%J	.91%	.92%	.91%	1.05%	.93%
Net investment income (loss)	(.32)%J	(.39)%	(.32)%	.06%	(.19)%B	(.17)%C
Supplemental Data
Net assets, end of period (000 omitted)	$128,555	$97,897	$51,607	$51,158	$36,694	$41,440
Portfolio turnover rateK	133%J	156%	148%L	142%	150%	106%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.30) %.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Growth and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$140,469,918
Gross unrealized depreciation	(179,315,659)
Net unrealized appreciation (depreciation) on securities	$(38,845,741)
Tax cost	$1,997,124,123

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,583,055,509 and $1,159,316,197, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Small Cap Growth as compared to its benchmark index, the Russell 2000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .83% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$170,431	$-
Class T	.25%	.25%	126,693	-
Class B	.75%	.25%	9,477	7,108
Class C	.75%	.25%	305,780	89,202
			$612,381	$96,310

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$75,745
Class T	9,304
Class B(a)	178
Class C(a)	5,760
$90,987

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$168,349.25
Class T	70,180.28
Class B	2,888.30
Class C	86,626.28
Small Cap Growth	1,771,102.25
Class I	121,760.21
	$2,220,905

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $41,003 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,182 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $9,721,986. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $135,856 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $61,599 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $211.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,949.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net realized gain
Class A	$5,181,395	$7,463,655
Class T	2,020,848	3,715,268
Class B	78,117	242,938
Class C	2,268,668	3,707,592
Small Cap Growth	57,632,579	83,762,458
Class I	4,213,303	4,296,573
Total	$71,394,910	$103,188,484

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	3,788,380	2,167,593	$69,322,533	$41,925,439
Reinvestment of distributions	264,882	412,446	5,002,118	7,203,479
Shares redeemed	(1,089,932)	(1,515,208)	(19,532,200)	(27,623,856)
Net increase (decrease)	2,963,330	1,064,831	$54,792,451	$21,505,062
Class T
Shares sold	614,464	659,898	$11,042,487	$12,282,234
Reinvestment of distributions	107,630	211,200	1,987,314	3,613,802
Shares redeemed	(368,566)	(660,724)	(6,582,314)	(11,765,139)
Net increase (decrease)	353,528	210,374	$6,447,487	$4,130,897
Class B
Shares sold	5,563	11,802	$90,672	$209,809
Reinvestment of distributions	4,376	14,482	76,516	235,501
Shares redeemed	(36,629)	(66,110)	(623,367)	(1,127,352)
Net increase (decrease)	(26,690)	(39,826)	$(456,179)	$(682,042)
Class C
Shares sold	1,483,971	992,298	$25,270,133	$17,729,436
Reinvestment of distributions	125,336	216,825	2,178,654	3,508,500
Shares redeemed	(492,824)	(778,826)	(7,982,478)	(13,034,787)
Net increase (decrease)	1,116,483	430,297	$19,466,309	$8,203,149
Small Cap Growth
Shares sold	30,093,908	23,816,242	$567,615,388	$475,203,336
Reinvestment of distributions	2,848,706	4,527,816	55,506,569	81,276,349
Shares redeemed	(11,760,847)	(22,793,867)	(217,402,735)	(412,013,233)
Net increase (decrease)	21,181,767	5,550,191	$405,719,222	$144,466,452
Class I
Shares sold	4,395,489	2,387,318	$82,906,484	$47,676,724
Reinvestment of distributions	199,940	220,272	3,903,639	3,963,647
Shares redeemed	(1,612,638)	(789,017)	(29,918,854)	(15,108,080)
Net increase (decrease)	2,982,791	1,818,573	$56,891,269	$36,532,291

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Class A	1.39%
Actual		$1,000.00	$829.10	$6.39
Hypothetical-C		$1,000.00	$1,018.15	$7.05
Class T	1.67%
Actual		$1,000.00	$828.10	$7.67
Hypothetical-C		$1,000.00	$1,016.74	$8.47
Class B	2.19%
Actual		$1,000.00	$825.70	$10.05
Hypothetical-C		$1,000.00	$1,014.13	$11.09
Class C	2.17%
Actual		$1,000.00	$825.50	$9.96
Hypothetical-C		$1,000.00	$1,014.23	$10.99
Small Cap Growth	1.13%
Actual		$1,000.00	$830.30	$5.20
Hypothetical-C		$1,000.00	$1,019.46	$5.74
Class I	1.10%
Actual		$1,000.00	$830.10	$5.06
Hypothetical-C		$1,000.00	$1,019.61	$5.58

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

ASCPI-SANN-0316
1.803725.112

Fidelity Advisor® Small Cap Growth Fund - Class A, Class T, Class B and Class C Semi-Annual Report January 31, 2016 Class A, Class T, Class B and Class C are classes of Fidelity® Small Cap Growth Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
2U, Inc.	2.6	2.4
Stamps.com, Inc.	1.8	0.8
Global Payments, Inc.	1.8	1.4
NxStage Medical, Inc.	1.7	0.5
Surgical Care Affiliates, Inc.	1.7	0.9
Gartner, Inc. Class A	1.6	1.2
Vail Resorts, Inc.	1.6	1.2
Bright Horizons Family Solutions, Inc.	1.6	0.0
Steris PLC	1.5	0.0
Tyler Technologies, Inc.	1.3	0.0
	17.2

Top Five Market Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.7	24.4
Health Care	22.7	29.2
Consumer Discretionary	15.7	17.3
Industrials	11.9	14.5
Financials	10.0	5.3

Asset Allocation (% of fund's net assets)

As of January 31, 2016*
Stocks	92.8%
Other Investments	2.1%
Short-Term Investments and Net Other Assets (Liabilities)	5.1%

 * Foreign investments - 5.6%

As of July 31, 2015*
Stocks	96.0%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 3.6%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
CONSUMER DISCRETIONARY - 15.7%
Auto Components - 0.8%
Tenneco, Inc. (a)	285,288	$10,900,854
Visteon Corp.	69,100	4,621,408
		15,522,262
Distributors - 0.6%
Pool Corp.	120,000	10,140,000
Diversified Consumer Services - 5.9%
2U, Inc. (a)(b)(c)	2,370,282	47,855,994
Bright Horizons Family Solutions, Inc. (a)	402,100	28,215,357
Service Corp. International	417,400	10,096,906
ServiceMaster Global Holdings, Inc. (a)	480,000	20,260,800
		106,429,057
Hotels, Restaurants & Leisure - 3.9%
Dave & Buster's Entertainment, Inc. (a)	362,800	13,158,756
DineEquity, Inc.	90,000	7,642,800
Sonic Corp.	290,000	8,520,200
Vail Resorts, Inc.	231,000	28,875,000
Wingstop, Inc. (b)	520,800	12,634,608
		70,831,364
Household Durables - 1.7%
NACCO Industries, Inc. Class A	2,900	138,011
Tempur Sealy International, Inc. (a)	210,560	12,705,190
Universal Electronics, Inc. (a)	344,209	17,262,081
		30,105,282
Leisure Products - 1.0%
Malibu Boats, Inc. Class A (a)	529,100	6,915,337
Vista Outdoor, Inc. (a)	250,000	12,052,500
		18,967,837
Media - 0.8%
Gray Television, Inc. (a)	66,841	878,959
Live Nation Entertainment, Inc. (a)	410,200	9,311,540
Starz Series A (a)	163,945	4,660,956
		14,851,455
Specialty Retail - 0.2%
Winmark Corp.	34,081	3,215,883
Textiles, Apparel & Luxury Goods - 0.8%
G-III Apparel Group Ltd. (a)	271,800	13,416,048
Unifi, Inc. (a)	44,886	1,071,429
		14,487,477

TOTAL CONSUMER DISCRETIONARY		284,550,617

CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 1.3%
Casey's General Stores, Inc.	190,900	23,049,266
Food Products - 1.3%
Post Holdings, Inc. (a)	180,000	10,530,000
TreeHouse Foods, Inc. (a)	165,000	13,094,400
		23,624,400

TOTAL CONSUMER STAPLES		46,673,666

ENERGY - 1.8%
Energy Equipment & Services - 1.7%
Dril-Quip, Inc. (a)	83,700	4,908,168
Frank's International NV	300,000	4,389,000
Oil States International, Inc. (a)	390,000	11,009,700
Superior Drilling Products, Inc. (a)(c)	1,133,901	2,551,277
Tesco Corp.	972,960	6,616,128
Xtreme Drilling & Coil Services Corp. (a)	1,289,000	1,536,605
		31,010,878
Oil, Gas & Consumable Fuels - 0.1%
StealthGas, Inc. (a)	859,100	2,319,570

TOTAL ENERGY		33,330,448

FINANCIALS - 10.0%
Banks - 2.9%
Commerce Bancshares, Inc.	336,000	13,819,680
Eagle Bancorp, Inc. (a)	150,000	7,086,000
Investors Bancorp, Inc.	1,000,000	11,690,000
Pacific Premier Bancorp, Inc. (a)	1,002,186	20,574,879
		53,170,559
Consumer Finance - 0.4%
Navient Corp.	720,000	6,883,200
Diversified Financial Services - 1.5%
FactSet Research Systems, Inc.	90,000	13,563,000
MSCI, Inc. Class A	210,000	14,456,400
		28,019,400
Insurance - 1.3%
First American Financial Corp.	388,000	13,335,560
ProAssurance Corp.	190,000	9,522,800
		22,858,360
Real Estate Investment Trusts - 3.0%
Coresite Realty Corp.	320,000	20,524,800
Store Capital Corp.	772,300	19,145,317
Sun Communities, Inc.	220,000	14,649,800
		54,319,917
Thrifts & Mortgage Finance - 0.9%
Meridian Bancorp, Inc.	1,216,834	17,096,518

TOTAL FINANCIALS		182,347,954

HEALTH CARE - 22.7%
Biotechnology - 5.3%
Alder Biopharmaceuticals, Inc. (a)	100,000	2,418,000
Amicus Therapeutics, Inc. (a)(b)	699,700	4,226,188
Anacor Pharmaceuticals, Inc. (a)	145,486	10,930,363
Blueprint Medicines Corp. (b)	250,000	3,930,000
Cara Therapeutics, Inc. (a)	147,266	1,325,394
Cellectis SA sponsored ADR	129,100	2,886,676
Chimerix, Inc. (a)	210,100	1,617,770
Coherus BioSciences, Inc. (a)(b)	306,150	4,059,549
Curis, Inc. (a)	998,200	1,637,048
DBV Technologies SA sponsored ADR (a)	154,188	4,007,346
Dyax Corp. rights 12/31/19	380,400	1,065,120
Dynavax Technologies Corp. (a)(b)	391,625	9,434,246
Edge Therapeutics, Inc. (a)(b)	181,800	2,019,798
Heron Therapeutics, Inc. (a)(b)	262,200	5,503,578
Insmed, Inc. (a)	223,400	2,948,880
Intercept Pharmaceuticals, Inc. (a)	31,600	3,356,868
La Jolla Pharmaceutical Co. (a)	152,622	2,702,936
Lion Biotechnologies, Inc. (a)(b)	410,000	2,455,900
Mirati Therapeutics, Inc. (a)	177,354	3,818,432
Novavax, Inc. (a)	1,717,697	8,846,140
OncoMed Pharmaceuticals, Inc. (a)(b)	80,739	746,836
Portola Pharmaceuticals, Inc. (a)	180,000	5,945,400
ProNai Therapeutics, Inc. (a)(b)	193,800	1,604,664
TESARO, Inc. (a)	100,000	3,454,000
Ultragenyx Pharmaceutical, Inc. (a)	110,000	6,176,500
		97,117,632
Health Care Equipment & Supplies - 7.5%
Cantel Medical Corp.	71,379	4,237,771
CONMED Corp.	91,962	3,397,076
Hill-Rom Holdings, Inc.	330,000	16,130,400
Integra LifeSciences Holdings Corp. (a)	150,000	9,217,500
Nevro Corp. (a)	221,200	13,667,948
NxStage Medical, Inc. (a)	1,670,300	31,602,076
Steris PLC	400,000	27,696,000
Teleflex, Inc.	70,000	9,498,300
The Spectranetics Corp. (a)	13,300	160,265
Vascular Solutions, Inc. (a)	200,000	5,472,000
Wright Medical Group NV (a)	772,129	15,403,974
		136,483,310
Health Care Providers & Services - 4.8%
Aceto Corp.	350,000	7,997,500
Amedisys, Inc. (a)	220,000	7,865,000
Civitas Solutions, Inc. (a)	116,883	2,812,205
HealthEquity, Inc. (a)	468,000	10,085,400
LHC Group, Inc. (a)	100,000	3,792,000
Molina Healthcare, Inc. (a)	30,000	1,647,300
Providence Service Corp. (a)	266,229	11,820,568
Surgical Care Affiliates, Inc. (a)	720,917	30,761,528
Teladoc, Inc. (b)	345,000	5,602,800
VCA, Inc. (a)	90,000	4,614,300
		86,998,601
Health Care Technology - 1.6%
athenahealth, Inc. (a)(b)	110,557	15,676,983
Nexus AG	4,600	87,144
Press Ganey Holdings, Inc. (b)	230,000	6,796,500
Veeva Systems, Inc. Class A (a)	55,047	1,326,633
Vocera Communications, Inc. (a)	297,994	4,288,134
		28,175,394
Life Sciences Tools & Services - 1.3%
Accelerate Diagnostics, Inc. (a)(b)	590,000	8,737,900
Bruker Corp. (a)	641,500	14,324,695
		23,062,595
Pharmaceuticals - 2.2%
DepoMed, Inc. (a)(b)	580,000	8,897,200
Prestige Brands Holdings, Inc. (a)	304,175	14,198,889
SCYNEXIS, Inc. (a)	476,100	2,175,777
The Medicines Company (a)	200,000	6,912,000
TherapeuticsMD, Inc. (a)	1,019,345	7,288,317
		39,472,183

TOTAL HEALTH CARE		411,309,715

INDUSTRIALS - 11.9%
Aerospace & Defense - 2.4%
Aerojet Rocketdyne Holdings, Inc. (a)	430,013	7,073,714
BWX Technologies, Inc.	561,000	16,796,340
Huntington Ingalls Industries, Inc.	110,000	14,066,800
Teledyne Technologies, Inc. (a)	60,000	4,875,000
		42,811,854
Building Products - 1.8%
A.O. Smith Corp.	95,000	6,635,750
Gibraltar Industries, Inc. (a)	484,467	10,290,079
Universal Forest Products, Inc.	240,000	16,533,600
		33,459,429
Commercial Services & Supplies - 2.4%
Deluxe Corp.	250,000	13,975,000
Knoll, Inc.	907,500	16,652,625
Matthews International Corp. Class A	240,018	11,979,298
		42,606,923
Construction & Engineering - 0.2%
Comfort Systems U.S.A., Inc.	138,782	3,933,082
Electrical Equipment - 0.8%
AZZ, Inc.	130,000	6,692,400
EnerSys	160,000	7,748,800
		14,441,200
Machinery - 1.2%
Hillenbrand, Inc.	298,954	8,095,674
Mueller Industries, Inc.	209,728	5,337,578
Toro Co.	120,000	8,942,400
		22,375,652
Marine - 0.6%
Matson, Inc.	290,000	11,718,900
Professional Services - 1.9%
CBIZ, Inc. (a)	1,216,100	12,282,610
Exponent, Inc.	200,000	10,262,000
GP Strategies Corp. (a)	200,557	4,851,474
On Assignment, Inc. (a)	180,000	6,957,000
		34,353,084
Road & Rail - 0.6%
Swift Transporation Co. (a)(b)	650,000	10,601,500

TOTAL INDUSTRIALS		216,301,624

INFORMATION TECHNOLOGY - 23.7%
Communications Equipment - 0.4%
CommScope Holding Co., Inc. (a)	340,000	7,622,800
Electronic Equipment & Components - 0.8%
ePlus, Inc. (a)	150,000	14,206,500
Internet Software & Services - 5.5%
Cimpress NV (a)(b)	15,435	1,211,956
Cvent, Inc. (a)	485,560	12,823,640
Demandware, Inc. (a)	199,313	8,456,851
GoDaddy, Inc. (a)(b)	400,000	12,196,000
Gogo, Inc. (a)(b)	620,488	9,028,100
New Relic, Inc. (a)	25,100	708,322
Stamps.com, Inc. (a)	358,711	33,654,266
WebMD Health Corp. (a)(b)	425,000	21,721,750
		99,800,885
IT Services - 8.1%
Broadridge Financial Solutions, Inc.	150,100	8,039,356
CSG Systems International, Inc.	340,000	11,879,600
Euronet Worldwide, Inc. (a)	215,000	17,150,550
Gartner, Inc. Class A (a)	330,596	29,056,082
Genpact Ltd. (a)	430,000	10,285,600
Global Payments, Inc.	546,000	32,186,700
Mattersight Corp. (a)(b)(c)	1,854,975	10,128,164
Maximus, Inc.	189,167	10,095,843
Perficient, Inc. (a)	449,112	8,555,584
Virtusa Corp. (a)	200,000	8,944,000
		146,321,479
Semiconductors & Semiconductor Equipment - 1.5%
Cirrus Logic, Inc. (a)(b)	511,432	17,756,919
Monolithic Power Systems, Inc.	150,000	9,385,500
Semtech Corp. (a)	41,541	834,974
		27,977,393
Software - 7.4%
Atlassian Corp. PLC	255,300	5,302,581
Blackbaud, Inc.	380,000	23,362,400
Cadence Design Systems, Inc. (a)	886,200	17,334,072
Callidus Software, Inc. (a)	232,512	3,587,660
Fleetmatics Group PLC (a)	395,000	17,146,950
HubSpot, Inc. (a)	477,490	19,381,319
Paylocity Holding Corp. (a)(b)	233,400	7,263,408
RealPage, Inc. (a)	470,000	9,066,300
RingCentral, Inc. (a)	320,000	6,982,400
Tyler Technologies, Inc. (a)	155,000	24,344,300
		133,771,390

TOTAL INFORMATION TECHNOLOGY		429,700,447

MATERIALS - 3.1%
Chemicals - 1.5%
Axiall Corp.	800,000	14,344,000
Codexis, Inc. (a)	442,129	1,790,622
Innospec, Inc.	220,000	10,967,000
		27,101,622
Containers & Packaging - 1.5%
Aptargroup, Inc.	101,876	7,426,760
Avery Dennison Corp.	125,000	7,611,250
Graphic Packaging Holding Co.	1,050,200	11,930,272
		26,968,282
Paper & Forest Products - 0.1%
TFS Corp. Ltd. (b)	2,443,636	2,246,923

TOTAL MATERIALS		56,316,827

TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
8x8, Inc. (a)	500,000	6,280,000
inContact, Inc. (a)	1,214,000	10,501,100
Vonage Holdings Corp. (a)	1,485,436	7,620,287
		24,401,387
TOTAL COMMON STOCKS
(Cost $1,714,294,780)		1,684,932,685

Money Market Funds - 12.9%
Fidelity Cash Central Fund, 0.38% (d)	96,060,417	96,060,417
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	138,061,480	138,061,480
TOTAL MONEY MARKET FUNDS
(Cost $234,121,897)		234,121,897

Equity Funds - 2.1%
Small Growth Funds - 2.1%
iShares Russell 2000 Growth Index ETF (b)
(Cost $39,322,310)	315,000	39,223,800
TOTAL INVESTMENT PORTFOLIO - 107.8%
(Cost $1,987,738,987)		1,958,278,382
NET OTHER ASSETS (LIABILITIES) - (7.8)%		(142,440,221)
NET ASSETS - 100%		$1,815,838,161

Security Type Abbreviations

ETF – Exchange Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$82,098
Fidelity Securities Lending Cash Central Fund	1,453,834
Total	$1,535,932

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
2U, Inc.	$40,893,251	$31,536,253	$3,375,776	$--	$47,855,994
Mattersight Corp.	12,150,086	--	--	--	10,128,164
Superior Drilling Products, Inc.	1,928,281	--	37,522	--	2,551,277
Total	$54,971,618	$31,536,253	$3,413,298	$--	$60,535,435

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$284,550,617	$284,550,617	$--	$--
Consumer Staples	46,673,666	46,673,666	--	--
Energy	33,330,448	33,330,448	--	--
Financials	182,347,954	182,347,954	--	--
Health Care	411,309,715	410,157,451	87,144	1,065,120
Industrials	216,301,624	216,301,624	--	--
Information Technology	429,700,447	429,700,447	--	--
Materials	56,316,827	54,069,904	2,246,923	--
Telecommunication Services	24,401,387	24,401,387	--	--
Money Market Funds	234,121,897	234,121,897	--	--
Equity Funds	39,223,800	39,223,800	--	--
Total Investments in Securities:	$1,958,278,382	$1,954,879,195	$2,334,067	$1,065,120

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $138,209,768) — See accompanying schedule: Unaffiliated issuers (cost $1,687,190,375)	$1,663,621,050
Fidelity Central Funds (cost $234,121,897)	234,121,897
Other affiliated issuers (cost $66,426,715)	60,535,435
Total Investments (cost $1,987,738,987)		$1,958,278,382
Cash		1,498,090
Foreign currency held at value (cost $36,806)		36,608
Receivable for investments sold		56,805,431
Receivable for fund shares sold		3,869,354
Dividends receivable		126,725
Distributions receivable from Fidelity Central Funds		452,236
Prepaid expenses		2,652
Other receivables		38,176
Total assets		2,021,107,654
Liabilities
Payable for investments purchased	$61,818,193
Payable for fund shares redeemed	3,519,273
Accrued management fee	1,296,120
Distribution and service plan fees payable	103,307
Other affiliated payables	432,695
Other payables and accrued expenses	38,425
Collateral on securities loaned, at value	138,061,480
Total liabilities		205,269,493
Net Assets		$1,815,838,161
Net Assets consist of:
Paid in capital		$1,907,475,409
Accumulated net investment loss		(3,822,741)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(58,352,721)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(29,461,786)
Net Assets		$1,815,838,161
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($146,714,670 ÷ 8,965,749 shares)		$16.36
Maximum offering price per share (100/94.25 of $16.36)		$17.36
Class T:
Net Asset Value and redemption price per share ($47,555,183 ÷ 2,975,761 shares)		$15.98
Maximum offering price per share (100/96.50 of $15.98)		$16.56
Class B:
Net Asset Value and offering price per share ($1,471,270 ÷ 97,417 shares)(a)		$15.10
Class C:
Net Asset Value and offering price per share ($60,995,304 ÷ 4,062,692 shares)(a)		$15.01
Small Cap Growth:
Net Asset Value, offering price and redemption price per share ($1,430,546,797 ÷ 84,667,789 shares)		$16.90
Class I:
Net Asset Value, offering price and redemption price per share ($128,554,937 ÷ 7,592,754 shares)		$16.93

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$5,461,117
Interest		15
Income from Fidelity Central Funds (including $1,453,834 from security lending)		1,535,932
Total income		6,997,064
Expenses
Management fee
Basic fee	$6,324,712
Performance adjustment	1,195,467
Transfer agent fees	2,220,905
Distribution and service plan fees	612,381
Accounting and security lending fees	293,075
Custodian fees and expenses	30,004
Independent trustees' compensation	3,850
Registration fees	166,949
Audit	33,167
Legal	3,375
Miscellaneous	4,679
Total expenses before reductions	10,888,564
Expense reductions	(68,759)	10,819,805
Net investment income (loss)		(3,822,741)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(52,952,176)
Other affiliated issuers	(178,011)
Foreign currency transactions	(11,321)
Total net realized gain (loss)		(53,141,508)
Change in net unrealized appreciation (depreciation) on: Investment securities	(276,851,624)
Assets and liabilities in foreign currencies	11,758
Total change in net unrealized appreciation (depreciation)		(276,839,866)
Net gain (loss)		(329,981,374)
Net increase (decrease) in net assets resulting from operations		$(333,804,115)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,822,741)	$(5,784,041)
Net realized gain (loss)	(53,141,508)	108,754,619
Change in net unrealized appreciation (depreciation)	(276,839,866)	166,432,213
Net increase (decrease) in net assets resulting from operations	(333,804,115)	269,402,791
Distributions to shareholders from net realized gain	(71,394,910)	(103,188,484)
Share transactions - net increase (decrease)	542,860,559	214,155,809
Redemption fees	530,486	177,411
Total increase (decrease) in net assets	138,192,020	380,547,527
Net Assets
Beginning of period	1,677,646,141	1,297,098,614
End of period (including accumulated net investment loss of $3,822,741 and undistributed net investment income of $0, respectively)	$1,815,838,161	$1,677,646,141

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Growth Fund Class A

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.55	$17.99	$19.66	$15.87	$16.42	$12.66
Income from Investment Operations
Net investment income (loss)A	(.06)	(.13)	(.12)	(.04)	(.07)B	(.07)C
Net realized and unrealized gain (loss)	(3.36)	4.23	1.69	4.87	(.16)	3.84
Total from investment operations	(3.42)	4.10	1.57	4.83	(.23)	3.77
Distributions from net realized gain	(.78)	(1.54)	(3.24)	(1.04)	(.32)	(.01)D
Redemption fees added to paid in capitalA	.01	–E	–E	–E	–E	–E
Net asset value, end of period	$16.36	$20.55	$17.99	$19.66	$15.87	$16.42
Total ReturnF,G,H	(17.09)%	24.46%	8.58%	32.20%	(1.14)%	29.78%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.39%K	1.21%	1.22%	1.24%	1.35%	1.25%
Expenses net of fee waivers, if any	1.39%K	1.21%	1.22%	1.24%	1.35%	1.25%
Expenses net of all reductions	1.38%K	1.20%	1.22%	1.22%	1.34%	1.23%
Net investment income (loss)	(.61)%K	(.67)%	(.62)%	(.26)%	(.49)%B	(.47)%C
Supplemental Data
Net assets, end of period (000 omitted)	$146,715	$123,370	$88,822	$74,978	$59,684	$67,272
Portfolio turnover rateL	133%K	156%	148%M	142%	150%	106%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.57) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.61) %.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Growth Fund Class T

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.08	$17.66	$19.38	$15.68	$16.27	$12.57
Income from Investment Operations
Net investment income (loss)A	(.08)	(.17)	(.16)	(.09)	(.11)B	(.11)C
Net realized and unrealized gain (loss)	(3.28)	4.13	1.66	4.82	(.16)	3.81
Total from investment operations	(3.36)	3.96	1.50	4.73	(.27)	3.70
Distributions from net realized gain	(.75)	(1.54)	(3.22)	(1.03)	(.32)	–
Redemption fees added to paid in capitalA	.01	–D	–D	–D	–D	–D
Net asset value, end of period	$15.98	$20.08	$17.66	$19.38	$15.68	$16.27
Total ReturnE,F,G	(17.19)%	24.10%	8.30%	31.87%	(1.41)%	29.44%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.67%J	1.49%	1.50%	1.49%	1.61%	1.50%
Expenses net of fee waivers, if any	1.67%J	1.48%	1.50%	1.49%	1.61%	1.50%
Expenses net of all reductions	1.66%J	1.47%	1.49%	1.48%	1.60%	1.49%
Net investment income (loss)	(.89)%J	(.95)%	(.90)%	(.52)%	(.74)%B	(.73)%C
Supplemental Data
Net assets, end of period (000 omitted)	$47,555	$52,667	$42,586	$34,686	$27,658	$30,764
Portfolio turnover rateK	133%J	156%	148%L	142%	150%	106%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.83) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Growth Fund Class B

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.99	$16.86	$18.65	$15.19	$15.86	$12.30
Income from Investment Operations
Net investment income (loss)A	(.12)	(.25)	(.25)	(.16)	(.18)B	(.18)C
Net realized and unrealized gain (loss)	(3.11)	3.92	1.60	4.64	(.17)	3.74
Total from investment operations	(3.23)	3.67	1.35	4.48	(.35)	3.56
Distributions from net realized gain	(.67)	(1.54)	(3.14)	(1.02)	(.32)	–
Redemption fees added to paid in capitalA	.01	–D	–D	–D	–D	–D
Net asset value, end of period	$15.10	$18.99	$16.86	$18.65	$15.19	$15.86
Total ReturnE,F,G	(17.43)%	23.48%	7.73%	31.25%	(1.96)%	28.94%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.19%J	2.01%	2.01%	1.99%	2.10%	2.00%
Expenses net of fee waivers, if any	2.19%J	2.01%	2.01%	1.99%	2.10%	2.00%
Expenses net of all reductions	2.18%J	2.00%	2.01%	1.97%	2.09%	1.98%
Net investment income (loss)	(1.41)%J	(1.47)%	(1.41)%	(1.01)%	(1.23)%B	(1.22)%C
Supplemental Data
Net assets, end of period (000 omitted)	$1,471	$2,357	$2,764	$3,486	$4,123	$5,295
Portfolio turnover rateK	133%J	156%	148%L	142%	150%	106%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.32) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Growth Fund Class C

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.90	$16.78	$18.62	$15.16	$15.83	$12.28
Income from Investment Operations
Net investment income (loss)A	(.12)	(.25)	(.25)	(.16)	(.18)B	(.18)C
Net realized and unrealized gain (loss)	(3.08)	3.91	1.59	4.64	(.17)	3.73
Total from investment operations	(3.20)	3.66	1.34	4.48	(.35)	3.55
Distributions from net realized gain	(.69)	(1.54)	(3.18)	(1.02)	(.32)	–
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$15.01	$18.90	$16.78	$18.62	$15.16	$15.83
Total ReturnE,F,G	(17.45)%	23.53%	7.70%	31.32%	(1.96)%	28.91%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.17%J	2.00%	2.01%	1.99%	2.10%	2.00%
Expenses net of fee waivers, if any	2.17%J	2.00%	2.00%	1.99%	2.10%	2.00%
Expenses net of all reductions	2.17%J	1.99%	2.00%	1.97%	2.09%	1.98%
Net investment income (loss)	(1.39)%J	(1.46)%	(1.41)%	(1.01)%	(1.24)%B	(1.22)%C
Supplemental Data
Net assets, end of period (000 omitted)	$60,995	$55,671	$42,215	$32,756	$24,683	$24,914
Portfolio turnover rateK	133%J	156%	148%L	142%	150%	106%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.32) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Growth Fund

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.20	$18.45	$20.07	$16.14	$16.65	$12.81
Income from Investment Operations
Net investment income (loss)A	(.03)	(.07)	(.06)	.01	(.03)B	(.03)C
Net realized and unrealized gain (loss)	(3.47)	4.36	1.71	4.98	(.16)	3.90
Total from investment operations	(3.50)	4.29	1.65	4.99	(.19)	3.87
Distributions from net realized gain	(.81)	(1.54)	(3.27)	(1.06)	(.32)	(.03)D
Redemption fees added to paid in capitalA	.01	–E	–E	–E	–E	–E
Net asset value, end of period	$16.90	$21.20	$18.45	$20.07	$16.14	$16.65
Total ReturnF,G	(16.97)%	24.91%	8.87%	32.74%	(.88)%	30.20%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.14%J	.91%	.91%	.90%	1.03%	.95%
Expenses net of fee waivers, if any	1.13%J	.91%	.90%	.90%	1.03%	.95%
Expenses net of all reductions	1.13%J	.90%	.90%	.88%	1.02%	.93%
Net investment income (loss)	(.35)%J	(.37)%	(.31)%	.08%	(.16)%B	(.17)%C
Supplemental Data
Net assets, end of period (000 omitted)	$1,430,547	$1,345,684	$1,069,105	$1,315,659	$1,166,101	$1,382,688
Portfolio turnover rateK	133%J	156%	148%L	142%	150%	106%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.25) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31) %.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Growth Fund Class I

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.24	$18.49	$20.10	$16.17	$16.68	$12.83
Income from Investment Operations
Net investment income (loss)A	(.03)	(.07)	(.06)	.01	(.03)B	(.03)C
Net realized and unrealized gain (loss)	(3.48)	4.36	1.72	4.98	(.16)	3.91
Total from investment operations	(3.51)	4.29	1.66	4.99	(.19)	3.88
Distributions from net realized gain	(.81)	(1.54)	(3.27)	(1.06)	(.32)	(.03)D
Redemption fees added to paid in capitalA	.01	–E	–E	–E	–E	–E
Net asset value, end of period	$16.93	$21.24	$18.49	$20.10	$16.17	$16.68
Total ReturnF,G	(16.99)%	24.85%	8.89%	32.65%	(.88)%	30.24%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.10%J	.93%	.92%	.92%	1.06%	.94%
Expenses net of fee waivers, if any	1.10%J	.93%	.92%	.92%	1.06%	.94%
Expenses net of all reductions	1.09%J	.91%	.92%	.91%	1.05%	.93%
Net investment income (loss)	(.32)%J	(.39)%	(.32)%	.06%	(.19)%B	(.17)%C
Supplemental Data
Net assets, end of period (000 omitted)	$128,555	$97,897	$51,607	$51,158	$36,694	$41,440
Portfolio turnover rateK	133%J	156%	148%L	142%	150%	106%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.30) %.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Growth and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$140,469,918
Gross unrealized depreciation	(179,315,659)
Net unrealized appreciation (depreciation) on securities	$(38,845,741)
Tax cost	$1,997,124,123

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,583,055,509 and $1,159,316,197, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Small Cap Growth as compared to its benchmark index, the Russell 2000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .83% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$170,431	$-
Class T	.25%	.25%	126,693	-
Class B	.75%	.25%	9,477	7,108
Class C	.75%	.25%	305,780	89,202
			$612,381	$96,310

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$75,745
Class T	9,304
Class B(a)	178
Class C(a)	5,760
$90,987

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$168,349.25
Class T	70,180.28
Class B	2,888.30
Class C	86,626.28
Small Cap Growth	1,771,102.25
Class I	121,760.21
	$2,220,905

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $41,003 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,182 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $9,721,986. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $135,856 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $61,599 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $211.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,949.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net realized gain
Class A	$5,181,395	$7,463,655
Class T	2,020,848	3,715,268
Class B	78,117	242,938
Class C	2,268,668	3,707,592
Small Cap Growth	57,632,579	83,762,458
Class I	4,213,303	4,296,573
Total	$71,394,910	$103,188,484

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	3,788,380	2,167,593	$69,322,533	$41,925,439
Reinvestment of distributions	264,882	412,446	5,002,118	7,203,479
Shares redeemed	(1,089,932)	(1,515,208)	(19,532,200)	(27,623,856)
Net increase (decrease)	2,963,330	1,064,831	$54,792,451	$21,505,062
Class T
Shares sold	614,464	659,898	$11,042,487	$12,282,234
Reinvestment of distributions	107,630	211,200	1,987,314	3,613,802
Shares redeemed	(368,566)	(660,724)	(6,582,314)	(11,765,139)
Net increase (decrease)	353,528	210,374	$6,447,487	$4,130,897
Class B
Shares sold	5,563	11,802	$90,672	$209,809
Reinvestment of distributions	4,376	14,482	76,516	235,501
Shares redeemed	(36,629)	(66,110)	(623,367)	(1,127,352)
Net increase (decrease)	(26,690)	(39,826)	$(456,179)	$(682,042)
Class C
Shares sold	1,483,971	992,298	$25,270,133	$17,729,436
Reinvestment of distributions	125,336	216,825	2,178,654	3,508,500
Shares redeemed	(492,824)	(778,826)	(7,982,478)	(13,034,787)
Net increase (decrease)	1,116,483	430,297	$19,466,309	$8,203,149
Small Cap Growth
Shares sold	30,093,908	23,816,242	$567,615,388	$475,203,336
Reinvestment of distributions	2,848,706	4,527,816	55,506,569	81,276,349
Shares redeemed	(11,760,847)	(22,793,867)	(217,402,735)	(412,013,233)
Net increase (decrease)	21,181,767	5,550,191	$405,719,222	$144,466,452
Class I
Shares sold	4,395,489	2,387,318	$82,906,484	$47,676,724
Reinvestment of distributions	199,940	220,272	3,903,639	3,963,647
Shares redeemed	(1,612,638)	(789,017)	(29,918,854)	(15,108,080)
Net increase (decrease)	2,982,791	1,818,573	$56,891,269	$36,532,291

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Class A	1.39%
Actual		$1,000.00	$829.10	$6.39
Hypothetical-C		$1,000.00	$1,018.15	$7.05
Class T	1.67%
Actual		$1,000.00	$828.10	$7.67
Hypothetical-C		$1,000.00	$1,016.74	$8.47
Class B	2.19%
Actual		$1,000.00	$825.70	$10.05
Hypothetical-C		$1,000.00	$1,014.13	$11.09
Class C	2.17%
Actual		$1,000.00	$825.50	$9.96
Hypothetical-C		$1,000.00	$1,014.23	$10.99
Small Cap Growth	1.13%
Actual		$1,000.00	$830.30	$5.20
Hypothetical-C		$1,000.00	$1,019.46	$5.74
Class I	1.10%
Actual		$1,000.00	$830.10	$5.06
Hypothetical-C		$1,000.00	$1,019.61	$5.58

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

ASCP-SANN-0316
1.803717.112

Fidelity® Leveraged Company Stock Fund Class K Semi-Annual Report January 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	8.1	9.0
Service Corp. International	6.2	6.2
Boston Scientific Corp.	4.3	3.4
Delta Air Lines, Inc.	3.2	2.4
Bank of America Corp.	3.0	2.9
Comcast Corp. Class A	2.7	2.3
General Motors Co.	2.7	2.2
WestRock Co.	2.6	3.1
Tenet Healthcare Corp.	2.3	1.7
Newell Rubbermaid, Inc.	2.3	1.9
	37.4

Top Five Market Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.9	26.0
Health Care	14.8	14.6
Materials	13.9	14.3
Industrials	12.4	10.2
Financials	11.6	12.1

Asset Allocation (% of fund's net assets)

As of January 31, 2016 *
Stocks	97.8%
Bonds	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	2.0%

 * Foreign investments - 14.8%

As of July 31, 2015 *
Stocks	96.9%
Bonds	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	2.8%

 * Foreign investments - 16.2%

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.9%
Auto Components - 1.7%
Delphi Automotive PLC	490,700	$31,866
Tenneco, Inc. (a)	674,800	25,784
		57,650
Automobiles - 5.2%
Ford Motor Co.	6,012,933	71,794
General Motors Co.	3,133,537	92,878
General Motors Co.:
warrants 7/10/16 (a)	482,521	9,482
warrants 7/10/19 (a)	482,521	5,790
		179,944
Diversified Consumer Services - 6.2%
Service Corp. International	8,875,127	214,689
Hotels, Restaurants & Leisure - 1.0%
ARAMARK Holdings Corp.	987,744	31,558
Penn National Gaming, Inc. (a)	360,340	5,092
Station Holdco LLC unit (a)(b)(c)	146,846	79
		36,729
Household Durables - 3.2%
Hovnanian Enterprises, Inc. Class A (a)(d)	1,419,000	2,185
Lennar Corp. Class A (d)	677,100	28,540
Newell Rubbermaid, Inc.	2,037,747	79,024
		109,749
Media - 6.5%
AMC Networks, Inc. Class A (a)	446,400	32,493
Cinemark Holdings, Inc.	1,853,345	54,655
Comcast Corp. Class A	1,672,234	93,160
Gray Television, Inc. (a)	2,889,565	37,998
Nexstar Broadcasting Group, Inc. Class A	178,698	8,079
		226,385
Specialty Retail - 1.1%
GameStop Corp. Class A (d)	620,207	16,256
Sally Beauty Holdings, Inc. (a)	808,000	22,268
		38,524

TOTAL CONSUMER DISCRETIONARY		863,670

CONSUMER STAPLES - 1.8%
Food Products - 1.3%
ConAgra Foods, Inc.	541,700	22,556
Darling International, Inc. (a)	2,698,383	24,258
		46,814
Personal Products - 0.5%
Revlon, Inc. (a)	553,261	16,448

TOTAL CONSUMER STAPLES		63,262

ENERGY - 6.0%
Energy Equipment & Services - 1.6%
Ensco PLC Class A	110,000	1,076
Halliburton Co.	1,126,593	35,814
Oil States International, Inc. (a)	270,466	7,635
SAExploration Holdings, Inc. (a)(e)	1,257,304	2,100
Schlumberger Ltd.	109,400	7,906
		54,531
Oil, Gas & Consumable Fuels - 4.4%
Continental Resources, Inc. (a)(d)	807,474	17,046
Hess Corp.	825,110	35,067
QEP Resources, Inc.	901,000	11,551
Range Resources Corp. (d)	247,200	7,307
Valero Energy Corp.	1,056,166	71,682
Whiting Petroleum Corp. (a)	1,439,895	10,583
		153,236

TOTAL ENERGY		207,767

FINANCIALS - 11.3%
Banks - 8.4%
Bank of America Corp.	7,243,199	102,419
Barclays PLC sponsored ADR	2,083,121	22,456
CIT Group, Inc.	229,310	6,730
Citigroup, Inc.	1,169,047	49,778
Huntington Bancshares, Inc.	4,806,680	41,241
Regions Financial Corp.	4,496,280	36,510
SunTrust Banks, Inc.	895,500	32,757
		291,891
Capital Markets - 0.1%
Motors Liquidation Co. GUC Trust (a)	123,112	1,988
Consumer Finance - 0.8%
American Express Co.	542,948	29,048
Insurance - 0.5%
Lincoln National Corp.	435,700	17,193
Real Estate Investment Trusts - 1.0%
Gaming & Leisure Properties	430,875	11,237
Host Hotels & Resorts, Inc.	1,016,122	14,073
Sabra Health Care REIT, Inc.	547,507	10,052
		35,362
Real Estate Management & Development - 0.4%
Realogy Holdings Corp. (a)	463,840	15,214
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	441,300	2,921

TOTAL FINANCIALS		393,617

HEALTH CARE - 14.8%
Health Care Equipment & Supplies - 4.3%
Boston Scientific Corp. (a)	8,457,056	148,252
Health Care Providers & Services - 6.2%
Community Health Systems, Inc. (a)	1,213,027	26,056
DaVita HealthCare Partners, Inc. (a)	532,952	35,772
HCA Holdings, Inc. (a)	532,479	37,050
Tenet Healthcare Corp. (a)	2,965,644	80,428
Universal Health Services, Inc. Class B	334,505	37,679
		216,985
Life Sciences Tools & Services - 0.8%
PRA Health Sciences, Inc. (a)	651,400	28,062
Pharmaceuticals - 3.5%
Johnson & Johnson	153,000	15,979
Merck & Co., Inc.	1,390,800	70,472
Sanofi SA sponsored ADR	819,934	34,142
		120,593

TOTAL HEALTH CARE		513,892

INDUSTRIALS - 12.4%
Aerospace & Defense - 2.7%
Honeywell International, Inc.	426,776	44,043
Huntington Ingalls Industries, Inc.	210,260	26,888
Textron, Inc.	602,700	20,624
		91,555
Airlines - 4.8%
American Airlines Group, Inc.	860,580	33,554
Delta Air Lines, Inc.	2,531,601	112,125
Southwest Airlines Co.	571,283	21,492
		167,171
Building Products - 0.7%
Allegion PLC	246,500	14,928
Armstrong World Industries, Inc. (a)	273,500	10,579
		25,507
Commercial Services & Supplies - 1.0%
Civeo Corp. (a)	540,932	584
Deluxe Corp.	431,413	24,116
Tyco International Ltd.	328,233	11,288
		35,988
Electrical Equipment - 0.6%
Emerson Electric Co.	163,500	7,518
Generac Holdings, Inc. (a)(d)	490,557	13,942
		21,460
Industrial Conglomerates - 0.9%
General Electric Co.	1,103,883	32,123
Machinery - 1.1%
Ingersoll-Rand PLC	648,800	33,394
Pentair PLC	78,757	3,711
		37,105
Marine - 0.1%
Genco Shipping & Trading Ltd. (a)	565,366	571
Genco Shipping & Trading Ltd. (a)	8,314	8
Navios Maritime Holdings, Inc. (d)	2,162,794	2,107
		2,686
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	1,200,900	10,904
Trading Companies & Distributors - 0.2%
United Rentals, Inc. (a)	147,000	7,043

TOTAL INDUSTRIALS		431,542

INFORMATION TECHNOLOGY - 9.4%
Electronic Equipment & Components - 1.8%
Avnet, Inc.	594,313	23,725
Belden, Inc.	510,764	21,820
Corning, Inc.	726,800	13,526
TTM Technologies, Inc. (a)	381,564	2,225
		61,296
Internet Software & Services - 0.4%
VeriSign, Inc. (a)(d)	194,300	14,689
IT Services - 0.1%
Everi Holdings, Inc. (a)	1,851,000	5,201
Semiconductors & Semiconductor Equipment - 3.8%
Intersil Corp. Class A	1,460,387	18,985
Micron Technology, Inc. (a)	2,079,945	22,942
NXP Semiconductors NV (a)	940,864	70,358
ON Semiconductor Corp. (a)	2,134,568	18,272
		130,557
Software - 2.6%
Citrix Systems, Inc. (a)	230,899	16,269
Microsoft Corp.	1,324,668	72,976
		89,245
Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp. (a)	1,117,931	23,857

TOTAL INFORMATION TECHNOLOGY		324,845

MATERIALS - 13.9%
Chemicals - 9.1%
H.B. Fuller Co.	461,829	17,189
LyondellBasell Industries NV Class A	3,619,555	282,220
OMNOVA Solutions, Inc. (a)(e)	3,114,962	16,354
Phosphate Holdings, Inc. (a)	307,500	10
		315,773
Containers & Packaging - 3.2%
Sealed Air Corp.	483,434	19,594
WestRock Co.	2,590,728	91,401
		110,995
Metals & Mining - 0.0%
Ormet Corp.(a)(e)	1,075,000	0
Paper & Forest Products - 1.6%
Kapstone Paper & Packaging Corp.	989,200	14,620
Louisiana-Pacific Corp. (a)	1,563,090	24,572
Neenah Paper, Inc.	266,200	16,089
		55,281

TOTAL MATERIALS		482,049

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Frontier Communications Corp. (d)	5,528,256	25,154
Intelsat SA (a)(d)	1,144,700	3,823
Level 3 Communications, Inc. (a)	514,400	25,108
		54,085
UTILITIES - 1.4%
Electric Utilities - 0.4%
FirstEnergy Corp.	421,304	13,928
Independent Power and Renewable Electricity Producers - 1.0%
Calpine Corp. (a)	2,167,700	33,187

TOTAL UTILITIES		47,115

TOTAL COMMON STOCKS
(Cost $2,485,910)		3,381,844

Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.3%
GMAC Capital Trust I Series 2, 8.125%
(Cost $10,975)	439,013	11,173
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.2%
ENERGY - 0.2%
Energy Equipment & Services - 0.2%
Gulfmark Offshore, Inc. 6.375% 3/15/22	5,786	1,794
SAExploration Holdings, Inc. 10% 7/15/19	9,032	5,238
		7,032
TOTAL NONCONVERTIBLE BONDS
(Cost $11,680)		7,032
	Shares	Value (000s)

Money Market Funds - 5.0%
Fidelity Cash Central Fund, 0.38% (f)	70,796,283	70,796
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	103,343,912	103,344
TOTAL MONEY MARKET FUNDS
(Cost $174,140)		174,140
TOTAL INVESTMENT PORTFOLIO - 103.0%
(Cost $2,682,705)		3,574,189
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(103,625)
NET ASSETS - 100%		$3,470,564

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $79,000 or 0.0% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated company

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Station Holdco LLC unit	10/28/08 - 12/1/08	$5,990

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$117
Fidelity Securities Lending Cash Central Fund	914
Total	$1,031

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$63,611	$--	$10,795	$--	$--
OMNOVA Solutions, Inc.	20,154	--	--	--	16,354
Ormet Corp.	5	--	--	--	--
SAExploration Holdings, Inc.	--	--	--	--	2,100
Total	$83,770	$--	$10,795	$--	$18,454

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$863,670	$863,591	$--	$79
Consumer Staples	63,262	63,262	--	--
Energy	207,767	207,767	--	--
Financials	404,790	404,790	--	--
Health Care	513,892	513,892	--	--
Industrials	431,542	431,542	--	--
Information Technology	324,845	324,845	--	--
Materials	482,049	482,039	--	10
Telecommunication Services	54,085	54,085	--	--
Utilities	47,115	47,115	--	--
Corporate Bonds	7,032	--	7,032	--
Money Market Funds	174,140	174,140	--	--
Total Investments in Securities:	$3,574,189	$3,567,068	$7,032	$89

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.2%
Netherlands	10.1%
Ireland	1.8%
France	1.0%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $102,909) — See accompanying schedule: Unaffiliated issuers (cost $2,479,750)	$3,381,595
Fidelity Central Funds (cost $174,140)	174,140
Other affiliated issuers (cost $28,815)	18,454
Total Investments (cost $2,682,705)		$3,574,189
Receivable for investments sold		2,803
Receivable for fund shares sold		1,306
Dividends receivable		3,243
Interest receivable		179
Distributions receivable from Fidelity Central Funds		105
Prepaid expenses		8
Other receivables		23
Total assets		3,581,856
Liabilities
Payable for investments purchased	$1,610
Payable for fund shares redeemed	3,986
Accrued management fee	1,754
Other affiliated payables	561
Other payables and accrued expenses	37
Collateral on securities loaned, at value	103,344
Total liabilities		111,292
Net Assets		$3,470,564
Net Assets consist of:
Paid in capital		$2,486,221
Undistributed net investment income		6,058
Accumulated undistributed net realized gain (loss) on investments		86,801
Net unrealized appreciation (depreciation) on investments		891,484
Net Assets		$3,470,564
Leveraged Company Stock:
Net Asset Value, offering price and redemption price per share ($2,813,418 ÷ 78,326 shares)		$35.92
Class K:
Net Asset Value, offering price and redemption price per share ($657,146 ÷ 18,269 shares)		$35.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$34,966
Interest		789
Income from Fidelity Central Funds		1,031
Total income		36,786
Expenses
Management fee	$12,307
Transfer agent fees	2,962
Accounting and security lending fees	539
Custodian fees and expenses	16
Independent trustees' compensation	10
Registration fees	35
Audit	35
Legal	14
Miscellaneous	11
Total expenses before reductions	15,929
Expense reductions	(40)	15,889
Net investment income (loss)		20,897
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	173,913
Other affiliated issuers	(7,200)
Total net realized gain (loss)		166,713
Change in net unrealized appreciation (depreciation) on investment securities		(997,191)
Net gain (loss)		(830,478)
Net increase (decrease) in net assets resulting from operations		$(809,581)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,897	$45,844
Net realized gain (loss)	166,713	235,817
Change in net unrealized appreciation (depreciation)	(997,191)	(131,060)
Net increase (decrease) in net assets resulting from operations	(809,581)	150,601
Distributions to shareholders from net investment income	(39,813)	(41,090)
Distributions to shareholders from net realized gain	(240,243)	–
Total distributions	(280,056)	(41,090)
Share transactions - net increase (decrease)	(186,162)	(743,092)
Redemption fees	78	302
Total increase (decrease) in net assets	(1,275,721)	(633,279)
Net Assets
Beginning of period	4,746,285	5,379,564
End of period (including undistributed net investment income of $6,058 and undistributed net investment income of $24,974, respectively)	$3,470,564	$4,746,285

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Leveraged Company Stock Fund

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$46.90	$45.82	$39.44	$28.22	$28.85	$23.50
Income from Investment Operations
Net investment income (loss)A	.21	.41	.34	.42B	.16	–C
Net realized and unrealized gain (loss)	(8.33)	1.01	6.31	10.92	(.50)	5.46
Total from investment operations	(8.12)	1.42	6.65	11.34	(.34)	5.46
Distributions from net investment income	(.40)	(.34)	(.27)	(.12)	(.29)	(.11)
Distributions from net realized gain	(2.46)	–	–	–	–	–
Total distributions	(2.86)	(.34)	(.27)	(.12)	(.29)	(.11)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$35.92	$46.90	$45.82	$39.44	$28.22	$28.85
Total ReturnD,E	(18.08)%	3.12%	16.96%	40.31%	(1.05)%	23.27%
Ratios to Average Net AssetsF,G
Expenses before reductions	.80%H	.79%	.79%	.82%	.86%	.85%
Expenses net of fee waivers, if any	.80%H	.78%	.79%	.82%	.86%	.85%
Expenses net of all reductions	.79%H	.78%	.79%	.82%	.85%	.84%
Net investment income (loss)	.99%H	.87%	.81%	1.25%B	.60%	- %I
Supplemental Data
Net assets, end of period (in millions)	$2,813	$3,755	$4,207	$4,227	$3,009	$3,931
Portfolio turnover rateJ	6%H	4%	10%	21%	29%	18%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Leveraged Company Stock Fund Class K

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$47.00	$45.91	$39.52	$28.26	$28.86	$23.52
Income from Investment Operations
Net investment income (loss)A	.23	.46	.40	.47B	.20	.04
Net realized and unrealized gain (loss)	(8.35)	1.03	6.31	10.93	(.49)	5.45
Total from investment operations	(8.12)	1.49	6.71	11.40	(.29)	5.49
Distributions from net investment income	(.45)	(.40)	(.32)	(.14)	(.31)	(.15)
Distributions from net realized gain	(2.46)	–	–	–	–	–
Total distributions	(2.91)	(.40)	(.32)	(.14)	(.31)	(.15)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$35.97	$47.00	$45.91	$39.52	$28.26	$28.86
Total ReturnD,E	(18.05)%	3.26%	17.10%	40.47%	(.87)%	23.45%
Ratios to Average Net AssetsF,G
Expenses before reductions	.68%H	.67%	.67%	.69%	.69%	.69%
Expenses net of fee waivers, if any	.68%H	.67%	.67%	.69%	.69%	.69%
Expenses net of all reductions	.67%H	.67%	.67%	.68%	.69%	.69%
Net investment income (loss)	1.11%H	.99%	.92%	1.39%B	.76%	.16%
Supplemental Data
Net assets, end of period (in millions)	$657	$991	$1,173	$1,053	$600	$555
Portfolio turnover rateI	6%H	4%	10%	21%	29%	18%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.17%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Leveraged Company Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,253,486
Gross unrealized depreciation	(363,056)
Net unrealized appreciation (depreciation) on securities	$890,430
Tax cost	$2,683,759

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $125,201 and $504,747, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .60% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Leveraged Company Stock, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Leveraged Company Stock	$2,776.17
Class K	186.05
	$ 2,962

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $3.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3,777. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $914, including $136 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $26 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $14.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Leveraged Company Stock	$31,472	$30,775
Class K	8,341	10,315
Total	$39,813	$41,090
From net realized gain
Leveraged Company Stock	$194,476	$–
Class K	45,767	–
Total	$240,243	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Leveraged Company Stock
Shares sold	1,760	5,334	$72,641	$246,873
Reinvestment of distributions	5,086	626	212,362	29,028
Shares redeemed	(8,587)	(17,699)	(350,740)	(811,035)
Net increase (decrease)	(1,741)	(11,739)	$(65,737)	$(535,134)
Class K
Shares sold	1,654	5,815	$64,860	$269,619
Reinvestment of distributions	1,294	222	54,108	10,315
Shares redeemed	(5,762)	(10,500)	(239,393)	(487,892)
Net increase (decrease)	(2,814)	(4,463)	$(120,425)	$(207,958)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Leveraged Company Stock	.80%
Actual		$1,000.00	$819.20	$3.66
Hypothetical-C		$1,000.00	$1,021.11	$4.06
Class K	.68%
Actual		$1,000.00	$819.50	$3.11
Hypothetical-C		$1,000.00	$1,021.72	$3.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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Boston, MA 02210

www.fidelity.com

LSF-K-SANN-0316
1.863385.107

Fidelity® Dividend Growth Fund Semi-Annual Report January 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.2	4.7
Microsoft Corp.	3.5	2.5
Johnson & Johnson	3.4	2.6
General Electric Co.	2.9	2.6
Wells Fargo & Co.	2.5	2.5
JPMorgan Chase & Co.	2.5	2.9
Exxon Mobil Corp.	2.5	2.3
Alphabet, Inc. Class C	2.4	2.5
Medtronic PLC	2.2	2.0
Chevron Corp.	2.1	1.9
	28.2

Top Five Market Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.0	23.3
Financials	15.7	17.3
Consumer Staples	14.9	12.0
Health Care	13.4	15.2
Industrials	9.6	9.6

Asset Allocation (% of fund's net assets)

As of January 31, 2016*
Stocks	96.7%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 15.9%

As of July 31, 2015 *
Stocks	97.5%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.4%

 * Foreign investments - 15.5%

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.0%
Diversified Consumer Services - 0.8%
H&R Block, Inc.	1,609,650	$54,809
Hotels, Restaurants & Leisure - 1.2%
Las Vegas Sands Corp.	616,500	27,804
Wyndham Worldwide Corp.	896,491	58,182
		85,986
Leisure Products - 0.2%
Vista Outdoor, Inc. (a)	260,300	12,549
Media - 1.7%
Altice NV Class A (a)	1,519,500	21,914
Comcast Corp. Class A	1,858,496	103,537
		125,451
Multiline Retail - 2.4%
Dillard's, Inc. Class A (b)	758,900	53,434
Target Corp.	1,649,500	119,457
		172,891
Specialty Retail - 2.2%
AutoZone, Inc. (a)	79,200	60,777
Foot Locker, Inc.	1,343,979	90,799
Staples, Inc.	884,700	7,892
		159,468
Textiles, Apparel & Luxury Goods - 0.5%
VF Corp.	583,100	36,502

TOTAL CONSUMER DISCRETIONARY		647,656

CONSUMER STAPLES - 14.9%
Beverages - 5.3%
Constellation Brands, Inc. Class A (sub. vtg.)	438,200	66,817
Dr. Pepper Snapple Group, Inc.	669,608	62,836
PepsiCo, Inc.	1,307,600	129,845
The Coca-Cola Co.	2,936,038	126,015
		385,513
Food & Staples Retailing - 4.0%
CVS Health Corp.	1,344,200	129,836
Kroger Co.	1,150,318	44,644
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	556,301	24,017
Walgreens Boots Alliance, Inc.	1,143,636	91,171
		289,668
Food Products - 0.7%
Greencore Group PLC	6,474,677	35,967
Hilton Food Group PLC	1,939,905	14,488
		50,455
Household Products - 2.1%
Procter & Gamble Co.	1,812,600	148,071
Personal Products - 0.2%
Edgewell Personal Care Co. (a)	178,800	13,233
Tobacco - 2.6%
British American Tobacco PLC (United Kingdom)	1,013,603	56,482
Imperial Tobacco Group PLC	956,063	51,767
Reynolds American, Inc.	1,638,300	81,833
		190,082

TOTAL CONSUMER STAPLES		1,077,022

ENERGY - 6.4%
Energy Equipment & Services - 0.1%
Baker Hughes, Inc.	265,200	11,539
Oil, Gas & Consumable Fuels - 6.3%
Chevron Corp.	1,722,700	148,962
Emerald Oil, Inc. warrants 2/4/16 (a)	8,559	0
Exxon Mobil Corp.	2,274,597	177,077
Imperial Oil Ltd.	1,899,100	58,224
Northern Oil & Gas, Inc. (a)	1,037,290	3,423
PrairieSky Royalty Ltd. (b)	971,100	13,822
Suncor Energy, Inc.	2,209,100	52,322
		453,830

TOTAL ENERGY		465,369

FINANCIALS - 15.7%
Banks - 10.8%
Bank of America Corp.	8,479,217	119,896
Citigroup, Inc.	2,158,161	91,894
JPMorgan Chase & Co.	3,046,535	181,269
PacWest Bancorp	1,236,200	45,381
SunTrust Banks, Inc.	1,400,000	51,212
U.S. Bancorp	2,678,069	107,283
Wells Fargo & Co.	3,613,193	181,491
		778,426
Capital Markets - 0.8%
Diamond Hill Investment Group, Inc.	77,538	13,108
Franklin Resources, Inc.	646,900	22,422
The Blackstone Group LP	765,384	20,107
		55,637
Consumer Finance - 0.5%
American Express Co.	631,200	33,769
Imperial Holdings, Inc. warrants 4/11/19 (a)	48,012	24
		33,793
Diversified Financial Services - 1.5%
McGraw Hill Financial, Inc.	965,827	82,115
MSCI, Inc. Class A	428,800	29,519
		111,634
Insurance - 1.4%
Chubb Ltd.	632,000	71,460
MetLife, Inc.	714,900	31,920
		103,380
Real Estate Investment Trusts - 0.7%
American Tower Corp.	576,800	54,415

TOTAL FINANCIALS		1,137,285

HEALTH CARE - 13.4%
Biotechnology - 2.3%
AbbVie, Inc.	1,558,200	85,545
Amgen, Inc.	535,810	81,834
		167,379
Health Care Equipment & Supplies - 2.6%
Medtronic PLC	2,113,603	160,465
The Cooper Companies, Inc.	199,584	26,175
		186,640
Health Care Providers & Services - 0.7%
McKesson Corp.	292,858	47,144
Health Care Technology - 0.3%
CompuGroup Medical AG	552,022	22,201
Pharmaceuticals - 7.5%
Allergan PLC (a)	213,100	60,612
Astellas Pharma, Inc.	2,833,000	39,227
Johnson & Johnson	2,356,043	246,065
Sanofi SA sponsored ADR	1,269,900	52,879
Shire PLC	457,100	25,640
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,974,300	121,380
		545,803

TOTAL HEALTH CARE		969,167

INDUSTRIALS - 9.6%
Aerospace & Defense - 2.4%
BWX Technologies, Inc.	2,487,600	74,479
General Dynamics Corp.	221,200	29,590
The Boeing Co.	550,100	66,084
		170,153
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	473,300	30,656
Commercial Services & Supplies - 0.1%
Deluxe Corp.	176,900	9,889
Construction & Engineering - 0.1%
Astaldi SpA	1,098,700	5,536
Electrical Equipment - 0.8%
AMETEK, Inc.	1,020,000	47,991
EnerSys	176,900	8,567
		56,558
Industrial Conglomerates - 5.7%
Danaher Corp.	1,275,892	110,556
General Electric Co.	7,077,900	205,967
Roper Technologies, Inc.	538,544	94,606
		411,129
Professional Services - 0.1%
CEB, Inc.	163,600	9,649

TOTAL INDUSTRIALS		693,570

INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 2.7%
Cisco Systems, Inc.	4,458,986	106,079
Qualcomm, Inc.	1,899,283	86,113
		192,192
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	584,494	33,410
Internet Software & Services - 2.4%
Alphabet, Inc. Class C	232,406	172,666
IT Services - 5.4%
Accenture PLC Class A	1,201,000	126,754
ASAC II LP (a)(c)	2,514,134	59,897
Fidelity National Information Services, Inc.	882,650	52,721
IBM Corp.	594,300	74,163
Leidos Holdings, Inc.	541,900	24,992
Total System Services, Inc.	1,059,500	42,550
Xerox Corp.	1,145,900	11,173
		392,250
Software - 6.0%
Activision Blizzard, Inc.	1,709,717	59,532
Micro Focus International PLC	1,907,363	37,779
Microsoft Corp.	4,547,016	250,495
Oracle Corp.	2,433,460	88,359
		436,165
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	3,127,618	304,443
EMC Corp.	3,230,700	80,024
HP, Inc.	3,446,600	33,466
Western Digital Corp.	369,400	17,724
		435,657

TOTAL INFORMATION TECHNOLOGY		1,662,340

MATERIALS - 2.8%
Chemicals - 2.4%
CF Industries Holdings, Inc.	1,004,800	30,144
E.I. du Pont de Nemours & Co.	1,163,900	61,407
LyondellBasell Industries NV Class A	799,000	62,298
PPG Industries, Inc.	223,600	21,269
		175,118
Containers & Packaging - 0.4%
Ball Corp.	360,100	24,065

TOTAL MATERIALS		199,183

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	3,831,300	138,157
TOTAL COMMON STOCKS
(Cost $6,259,314)		6,989,749
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $7,356)	7,356	6,779
	Shares	Value (000s)

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.38% (d)	232,465,069	232,465
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	25,057,121	25,057
TOTAL MONEY MARKET FUNDS
(Cost $257,522)		257,522
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $6,524,192)		7,254,050
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(25,635)
NET ASSETS - 100%		$7,228,415

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $59,897,000 or 0.8% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
ASAC II LP	10/10/13	$25,141

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$287
Fidelity Securities Lending Cash Central Fund	165
Total	$452

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$647,656	$625,742	$21,914	$--
Consumer Staples	1,077,022	918,318	158,704	--
Energy	465,369	465,369	--	--
Financials	1,137,285	1,137,261	24	--
Health Care	969,167	882,099	87,068	--
Industrials	693,570	688,034	5,536	--
Information Technology	1,662,340	1,564,664	37,779	59,897
Materials	199,183	199,183	--	--
Telecommunication Services	138,157	138,157	--	--
Corporate Bonds	6,779	--	6,779	--
Money Market Funds	257,522	257,522	--	--
Total Investments in Securities:	$7,254,050	$6,876,349	$317,804	$59,897

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$196,126
Level 2 to Level 1	$0

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.1%
Ireland	5.3%
United Kingdom	2.2%
Israel	2.0%
Canada	1.7%
Switzerland	1.5%
Netherlands	1.2%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $24,830) — See accompanying schedule: Unaffiliated issuers (cost $6,266,670)	$6,996,528
Fidelity Central Funds (cost $257,522)	257,522
Total Investments (cost $6,524,192)		$7,254,050
Receivable for fund shares sold		2,392
Dividends receivable		6,837
Interest receivable		94
Distributions receivable from Fidelity Central Funds		97
Prepaid expenses		14
Other receivables		493
Total assets		7,263,977
Liabilities
Payable for fund shares redeemed	$6,500
Accrued management fee	2,503
Other affiliated payables	988
Other payables and accrued expenses	514
Collateral on securities loaned, at value	25,057
Total liabilities		35,562
Net Assets		$7,228,415
Net Assets consist of:
Paid in capital		$6,546,766
Undistributed net investment income		6,417
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(54,589)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		729,821
Net Assets		$7,228,415
Dividend Growth:
Net Asset Value, offering price and redemption price per share ($5,613,552 ÷ 195,116 shares)		$28.77
Class K:
Net Asset Value, offering price and redemption price per share ($1,614,863 ÷ 56,187 shares)		$28.74

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$81,103
Interest		110
Income from Fidelity Central Funds		452
Total income		81,665
Expenses
Management fee
Basic fee	$21,268
Performance adjustment	(3,696)
Transfer agent fees	5,419
Accounting and security lending fees	602
Custodian fees and expenses	68
Independent trustees' compensation	18
Registration fees	30
Audit	48
Legal	21
Miscellaneous	22
Total expenses before reductions	23,800
Expense reductions	(105)	23,695
Net investment income (loss)		57,970
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,132)
Foreign currency transactions	(3)
Total net realized gain (loss)		(4,135)
Change in net unrealized appreciation (depreciation) on: Investment securities	(749,057)
Assets and liabilities in foreign currencies	(17)
Total change in net unrealized appreciation (depreciation)		(749,074)
Net gain (loss)		(753,209)
Net increase (decrease) in net assets resulting from operations		$(695,239)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,970	$125,774
Net realized gain (loss)	(4,135)	767,929
Change in net unrealized appreciation (depreciation)	(749,074)	(102,174)
Net increase (decrease) in net assets resulting from operations	(695,239)	791,529
Distributions to shareholders from net investment income	(116,882)	(124,133)
Distributions to shareholders from net realized gain	(571,365)	(1,267,766)
Total distributions	(688,247)	(1,391,899)
Share transactions - net increase (decrease)	195,516	479,167
Total increase (decrease) in net assets	(1,187,970)	(121,203)
Net Assets
Beginning of period	8,416,385	8,537,588
End of period (including undistributed net investment income of $6,417 and undistributed net investment income of $65,329, respectively)	$7,228,415	$8,416,385

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Dividend Growth Fund

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$34.46	$37.27	$35.33	$28.61	$28.96	$23.84
Income from Investment Operations
Net investment income (loss)A	.22	.49	.56	.40	.20	.12
Net realized and unrealized gain (loss)	(3.09)	2.71	4.98	7.12	(.41)	5.23
Total from investment operations	(2.87)	3.20	5.54	7.52	(.21)	5.35
Distributions from net investment income	(.47)	(.51)	(.37)	(.30)	(.12)	(.15)
Distributions from net realized gain	(2.36)	(5.49)	(3.23)	(.50)	(.02)	(.08)
Total distributions	(2.82)B	(6.01)C	(3.60)	(.80)	(.14)	(.23)
Net asset value, end of period	$28.77	$34.46	$37.27	$35.33	$28.61	$28.96
Total ReturnD,E	(8.46)%	9.54%	17.30%	26.83%	(.67)%	22.57%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.69%	.56%	.63%	.91%	.93%
Expenses net of fee waivers, if any	.64%H	.68%	.56%	.63%	.91%	.93%
Expenses net of all reductions	.64%H	.68%	.56%	.62%	.91%	.93%
Net investment income (loss)	1.47%H	1.43%	1.58%	1.26%	.75%	.44%
Supplemental Data
Net assets, end of period (in millions)	$5,614	$6,474	$6,481	$6,633	$5,905	$9,309
Portfolio turnover rateI	37%H	64%	99%	69%	63%J	67%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.82 per share is comprised of distributions from net investment income of $.465 and distributions from net realized gain of $2.358 per share.

 C Total distributions of $6.01 per share is comprised of distributions from net investment income of $.512 and distributions from net realized gain of $5.493 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Dividend Growth Fund Class K

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$34.45	$37.27	$35.34	$28.62	$28.98	$23.86
Income from Investment Operations
Net investment income (loss)A	.24	.53	.60	.45	.25	.17
Net realized and unrealized gain (loss)	(3.09)	2.70	4.97	7.12	(.43)	5.22
Total from investment operations	(2.85)	3.23	5.57	7.57	(.18)	5.39
Distributions from net investment income	(.50)	(.56)	(.42)	(.35)	(.17)	(.20)
Distributions from net realized gain	(2.36)	(5.49)	(3.23)	(.50)	(.02)	(.08)
Total distributions	(2.86)	(6.05)	(3.64)B	(.85)	(.18)C	(.27)D
Net asset value, end of period	$28.74	$34.45	$37.27	$35.34	$28.62	$28.98
Total ReturnE,F	(8.41)%	9.65%	17.44%	27.04%	(.52)%	22.79%
Ratios to Average Net AssetsG,H
Expenses before reductions	.52%I	.57%	.44%	.48%	.75%	.78%
Expenses net of fee waivers, if any	.52%I	.57%	.43%	.48%	.75%	.78%
Expenses net of all reductions	.52%I	.57%	.43%	.47%	.75%	.77%
Net investment income (loss)	1.59%I	1.54%	1.70%	1.41%	.91%	.60%
Supplemental Data
Net assets, end of period (in millions)	$1,615	$1,942	$2,057	$1,639	$1,221	$634
Portfolio turnover rateJ	37%I	64%	99%	69%	63%K	67%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $3.64 per share is comprised of distributions from net investment income of $.419 and distributions from net realized gain of $3.225 per share.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.015 per share.

 D Total distributions of $.27 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.077 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Dividend Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Dividend Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,230,601
Gross unrealized depreciation	(510,032)
Net unrealized appreciation (depreciation) on securities	$720,569
Tax cost	$6,533,481

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,410,109 and $1,871,807, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Dividend Growth as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .45% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Dividend Growth, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Dividend Growth	$5,005.17
Class K	414.05
	$5,419

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $42 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $165. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $76 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $28.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Dividend Growth	$88,523	$92,079
Class K	28,359	32,054
Total	$116,882	$124,133
From net realized gain
Dividend Growth	$440,809	$962,404
Class K	130,556	305,362
Total	$571,365	$1,267,766

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Dividend Growth
Shares sold	4,183	10,859	$128,328	$370,250
Reinvestment of distributions	17,089	30,298	505,767	1,009,516
Shares redeemed	(14,015)	(27,183)	(428,093)	(929,933)
Net increase (decrease)	7,257	13,974	$206,002	$449,833
Class K
Shares sold	3,434	9,521	$104,803	$325,624
Reinvestment of distributions	5,375	10,135	158,915	337,416
Shares redeemed	(8,996)	(18,467)	(274,204)	(633,706)
Net increase (decrease)	(187)	1,189	$(10,486)	$29,334

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Dividend Growth	.64%
Actual		$1,000.00	$915.40	$3.08
Hypothetical-C		$1,000.00	$1,021.92	$3.25
Class K	.52%
Actual		$1,000.00	$915.90	$2.50
Hypothetical-C		$1,000.00	$1,022.52	$2.64

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

DGF-SANN-0316
1.470802.119

Fidelity Advisor® Real Estate Income Fund - Class A, Class T and Class C Semi-Annual Report January 31, 2016 Class A, Class T and Class C are classes of Fidelity® Real Estate Income Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary

Top Five Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Equity Lifestyle Properties, Inc.	4.2	3.5
Acadia Realty Trust (SBI)	3.1	2.8
MFA Financial, Inc.	2.8	3.0
Ventas, Inc.	2.0	1.5
WP Carey, Inc.	1.2	1.1
	13.3

Top 5 Bonds as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20	0.9	1.0
IAS Operating Partnership LP 5% 3/15/18	0.8	0.7
RAIT Financial Trust 4% 10/1/33	0.7	0.8
iStar Financial, Inc. 5.875% 3/15/16	0.7	0.6
RWT Holdings, Inc. 5.625% 11/15/19	0.6	0.4
	3.7

Top Five REIT Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Mortgage	17.7	17.9
REITs - Health Care	6.4	7.4
REITs - Shopping Centers	5.7	5.6
REITs - Apartments	5.3	5.0
REITs - Manufactured Homes	5.2	4.5

Asset Allocation (% of fund's net assets)

As of January 31, 2016 *
Common Stocks	31.0%
Preferred Stocks	19.2%
Bonds	29.5%
Convertible Securities	5.7%
Other Investments	6.8%
Short-Term Investments and Net Other Assets (Liabilities)	7.8%

 * Foreign investments - 0.7%

As of July 31, 2015 *
Common Stocks	30.0%
Preferred Stocks	19.5%
Bonds	31.8%
Convertible Securities	5.2%
Other Investments	7.3%
Short-Term Investments and Net Other Assets (Liabilities)	6.2%

 * Foreign investments - 0.9%

Investments January 31, 2016

Showing Percentage of Net Assets

Common Stocks - 31.0%
	Shares	Value
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Stanley Martin Communities LLC Class B (a)(b)	4,620	$5,586,643
FINANCIALS - 30.9%
Capital Markets - 0.5%
Ellington Financial LLC	1,140,284	18,484,004
Real Estate Investment Trusts - 29.8%
Acadia Realty Trust (SBI) (c)	3,755,649	128,067,631
AG Mortgage Investment Trust, Inc.	781,700	9,169,341
American Campus Communities, Inc.	386,900	16,327,180
American Tower Corp.	194,100	18,311,394
Annaly Capital Management, Inc.	1,666,900	15,835,550
Anworth Mortgage Asset Corp.	1,148,310	4,891,801
Apartment Investment & Management Co. Class A	985,000	38,562,750
Arbor Realty Trust, Inc. (c)	3,058,527	20,002,767
AvalonBay Communities, Inc.	115,200	19,755,648
Boardwalk (REIT)	136,200	4,281,710
Care Capital Properties, Inc.	97,603	2,922,234
CBL & Associates Properties, Inc.	2,629,473	28,266,835
Cedar Shopping Centers, Inc.	830,510	5,863,401
Chimera Investment Corp.	213,900	2,650,221
Community Healthcare Trust, Inc.	254,862	4,720,044
CYS Investments, Inc.	1,758,539	12,116,334
Douglas Emmett, Inc.	295,800	8,749,764
Dynex Capital, Inc. (d)	2,052,086	12,312,516
Ellington Residential Mortgage REIT	260,000	2,979,600
Equity Lifestyle Properties, Inc.	2,627,460	173,202,143
Extra Space Storage, Inc.	323,200	29,311,008
First Potomac Realty Trust	1,324,144	12,963,370
Five Oaks Investment Corp. (d)	479,100	2,232,606
Great Ajax Corp.	500,000	5,510,000
Hatteras Financial Corp.	746,600	9,153,316
Invesco Mortgage Capital, Inc.	874,600	9,900,472
Lexington Corporate Properties Trust	5,135,782	37,645,282
MFA Financial, Inc.	17,978,622	114,164,250
Mid-America Apartment Communities, Inc.	507,100	47,576,122
Monmouth Real Estate Investment Corp. Class A (d)	612,473	6,296,222
National Retail Properties, Inc.	244,200	10,485,948
New Senior Investment Group, Inc.	1,942,525	17,851,805
Newcastle Investment Corp.	1,840,830	6,553,355
NorthStar Realty Europe Corp.	1,389	13,112
NorthStar Realty Finance Corp.	1,370,000	16,261,900
Potlatch Corp.	769,440	22,190,650
Sabra Health Care REIT, Inc.	915,903	16,815,979
Select Income REIT	456,800	8,633,520
Senior Housing Properties Trust (SBI)	2,994,400	43,358,912
Simon Property Group, Inc.	126,100	23,489,908
Store Capital Corp.	833,600	20,664,944
Terreno Realty Corp.	1,728,064	38,846,879
The Macerich Co.	155,500	12,124,335
Two Harbors Investment Corp.	2,370,280	18,014,128
Ventas, Inc.	1,510,786	83,576,682
VEREIT, Inc.	1,315,034	10,138,912
Weyerhaeuser Co.	587,700	15,050,997
WP Carey, Inc.	866,300	50,461,975
WP Glimcher, Inc.	565,163	5,131,680
		1,223,407,133
Real Estate Management & Development - 0.6%
Brookfield Asset Management, Inc. Class A	414,000	12,497,723
Kennedy-Wilson Holdings, Inc.	514,721	10,438,542
The RMR Group, Inc. (a)	1	21
		22,936,286

TOTAL FINANCIALS		1,264,827,423

TOTAL COMMON STOCKS
(Cost $1,214,887,378)		1,270,414,066

Preferred Stocks - 19.9%
Convertible Preferred Stocks - 0.7%
FINANCIALS - 0.7%
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc. Series D 7.00%	236,759	6,396,186
Equity Commonwealth 6.50% (a)	31,237	778,738
Lexington Corporate Properties Trust Series C, 6.50%	468,742	22,206,652
		29,381,576
Nonconvertible Preferred Stocks - 19.2%
FINANCIALS - 19.2%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	182,517	3,259,754
Real Estate Investment Trusts - 18.9%
AG Mortgage Investment Trust, Inc.:
8.00%	587,287	12,744,128
8.25%	34,859	786,419
Alexandria Real Estate Equities, Inc. Series E, 6.45%	145,913	3,782,065
American Capital Agency Corp.:
8.00%	200,000	5,040,000
Series B, 7.75%	360,200	8,500,720
American Capital Mortgage Investment Corp. Series A, 8.125%	248,636	5,867,810
American Home Mortgage Investment Corp.:
Series A, 9.75% (a)	120,300	1
Series B, 9.25% (a)	124,100	1
American Homes 4 Rent:
Series A, 5.00%	579,260	14,678,448
Series B, 5.00%	373,880	9,601,238
Series C, 5.50%	900,053	22,933,350
Annaly Capital Management, Inc.:
Series A, 7.875%	134,900	3,363,057
Series C, 7.625%	325,332	7,720,128
Series D, 7.50%	621,976	14,516,920
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	7,616,898
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	375,101	9,272,497
Apollo Residential Mortgage, Inc. Series A, 8.00%	284,843	6,181,093
Arbor Realty Trust, Inc.:
7.375% (c)	430,605	9,714,449
Series A, 8.25% (c)	189,089	4,350,938
Series B, 7.75% (c)	240,000	5,143,200
Series C, 8.50% (c)	100,000	2,380,000
Armour Residential REIT, Inc. Series B, 7.875%	153,654	3,046,959
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	47,000	1,040,110
Series E, 9.00%	140,751	3,359,726
Bluerock Residental Growth (REIT), Inc. Series A 8.25% (a)	120,000	3,042,000
Brandywine Realty Trust Series E, 6.90%	95,000	2,437,700
Campus Crest Communities, Inc. Series A, 8.00%	582,117	15,647,305
Capstead Mortgage Corp. Series E, 7.50%	202,984	4,755,915
CBL & Associates Properties, Inc.:
Series D, 7.375%	289,876	7,043,987
Series E, 6.625%	222,063	4,956,446
Cedar Shopping Centers, Inc. Series B, 7.25%	415,750	10,393,750
Chesapeake Lodging Trust Series A, 7.75%	266,916	6,801,020
Colony Financial, Inc.:
7.125%	461,815	9,097,756
Series A, 8.50%	283,920	6,856,668
Series B, 7.50%	108,867	2,309,069
Coresite Realty Corp. Series A, 7.25%	369,799	9,633,264
Corporate Office Properties Trust Series L, 7.375%	167,140	4,248,699
CubeSmart Series A, 7.75%	40,000	1,036,000
CYS Investments, Inc.:
Series A, 7.75%	117,824	2,709,952
Series B, 7.50%	496,667	11,224,674
DDR Corp.:
Series J, 6.50%	340,721	8,674,757
Series K, 6.25%	228,888	5,784,000
Digital Realty Trust, Inc.:
Series E, 7.00%	219,819	5,638,357
Series G, 5.875%	145,444	3,615,738
Series H, 7.375%	50,000	1,338,500
DuPont Fabros Technology, Inc. Series B, 7.625%	381,202	9,652,035
Dynex Capital, Inc.:
Series A, 8.50%	362,932	8,220,410
Series B, 7.625%	252,120	5,420,580
Equity Commonwealth Series E, 7.25%	648,952	16,554,766
Equity Lifestyle Properties, Inc. Series C, 6.75%	950,148	24,114,756
Essex Property Trust, Inc. Series H, 7.125%	40,000	1,012,800
First Potomac Realty Trust 7.75%	272,709	6,932,263
Five Oaks Investment Corp. Series A, 8.75%	142,000	2,203,840
General Growth Properties, Inc. Series A, 6.375%	166,463	4,269,776
Gladstone Commercial Corp. Series C, 7.125%	232,238	5,887,233
Hatteras Financial Corp. Series A, 7.625%	522,361	12,191,906
Hersha Hospitality Trust:
Series B, 8.00%	162,538	4,092,707
Series C, 6.875%	50,000	1,248,500
Hospitality Properties Trust Series D, 7.125%	40,800	1,059,168
Inland Real Estate Corp.:
Series A, 8.125%	466,000	11,701,260
Series B, 6.95%	245,100	6,164,265
Invesco Mortgage Capital, Inc.:
Series A, 7.75%	123,342	2,651,853
Series B, 7.75%	804,729	17,221,201
Investors Real Estate Trust Series B, 7.95%	126,572	3,264,292
iStar Financial, Inc.:
Series D, 8.00%	70,367	1,455,893
Series E, 7.875%	281,296	5,766,568
Series F, 7.80%	451,476	9,210,110
Series G, 7.65%	10,497	215,189
Kilroy Realty Corp.:
Series G, 6.875%	46,760	1,208,278
Series H, 6.375%	143,296	3,629,688
LaSalle Hotel Properties:
Series H, 7.50%	141,308	3,560,962
Series I, 6.375%	354,698	8,406,343
LBA Realty Fund II Series B, 7.625%	31,240	697,043
MFA Financial, Inc.:
8.00%	538,930	13,548,700
Series B, 7.50%	616,232	14,783,406
Monmouth Real Estate Investment Corp.:
Series A, 7.625%	80,000	2,113,600
Series B, 7.875%	95,000	2,527,000
National Retail Properties, Inc.:
5.70%	315,498	7,925,310
Series D, 6.625%	222,138	5,793,359
New York Mortgage Trust, Inc.:
7.875%	196,925	3,970,008
Series B, 7.75%	239,697	4,846,673
NorthStar Realty Finance Corp.:
Series A 8.75%	7,890	165,059
Series B, 8.25%	373,313	7,216,140
Series C, 8.875%	329,101	6,835,428
Series D, 8.50%	238,715	4,678,814
Series E, 8.75%	402,327	8,042,517
Pebblebrook Hotel Trust:
Series A, 7.875%	412,000	10,378,280
Series B, 8.00%	185,085	4,728,922
Series C, 6.50%	204,321	5,044,685
Pennsylvania (REIT) 7.375%	100,510	2,537,878
Prologis, Inc. Series Q, 8.54%	94,446	5,885,166
PS Business Parks, Inc.:
Series S, 6.45%	93,809	2,424,963
Series T, 6.00%	198,899	5,061,980
Series U, 5.75%	600	15,090
Public Storage 6.375%	122,000	3,307,420
RAIT Financial Trust:
7.125%	336,786	7,261,106
7.625%	224,590	4,166,145
Regency Centers Corp.:
Series 6, 6.625%	152,661	3,982,925
Series 7, 6.00%	176,250	4,480,275
Resource Capital Corp. 8.625%	156,870	2,643,260
Retail Properties America, Inc. 7.00%	394,411	9,919,437
Sabra Health Care REIT, Inc. Series A, 7.125%	318,623	8,048,417
Saul Centers, Inc. Series C, 6.875%	315,478	8,139,332
Stag Industrial, Inc.:
Series A, 9.00%	280,000	7,198,800
Series B, 6.625%	80,300	1,997,864
Summit Hotel Properties, Inc.:
Series A, 9.25%	138,340	3,591,306
Series B, 7.875%	190,173	4,925,481
Series C, 7.125%	153,212	3,700,070
Sun Communities, Inc. Series A, 7.125%	375,000	9,697,500
Sunstone Hotel Investors, Inc. Series D, 8.00%	129,723	3,275,506
Taubman Centers, Inc. Series K, 6.25%	157,322	3,995,979
Terreno Realty Corp. Series A, 7.75%	213,890	5,561,140
UMH Properties, Inc.:
8.00%	156,000	4,271,280
Series A, 8.25%	600,200	15,425,140
Urstadt Biddle Properties, Inc.:
6.75%	160,000	4,100,800
Series F, 7.125%	210,000	5,386,500
VEREIT, Inc. Series F, 6.70%	1,980,249	47,922,026
Wells Fargo Real Estate Investment Corp. 6.375%	137,600	3,657,408
Welltower, Inc. 6.50%	81,600	2,144,448
WP Glimcher, Inc.:
6.875%	256,115	6,300,429
7.50%	198,527	4,990,969
		775,513,338
Real Estate Management & Development - 0.2%
Kennedy-Wilson, Inc. 7.75%	321,574	8,167,980
TOTAL FINANCIALS		786,941,072
TOTAL PREFERRED STOCKS
(Cost $833,504,891)		816,322,648
	Principal Amount	Value

Corporate Bonds - 18.1%
Convertible Bonds - 5.0%
FINANCIALS - 5.0%
Consumer Finance - 0.0%
Zais Financial Partners LP 8% 11/15/16 (e)	2,000,000	1,916,250
Diversified Financial Services - 0.6%
RWT Holdings, Inc. 5.625% 11/15/19	27,540,000	24,613,875
Real Estate Investment Trusts - 3.6%
American Realty Capital Properties, Inc. 3.75% 12/15/20	8,160,000	7,328,700
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19	5,600,000	5,544,000
Blackstone Mortgage Trust, Inc. 5.25% 12/1/18	7,750,000	7,648,281
Campus Crest Communities Operating Partnership LP 4.75% 10/15/18 (e)	12,900,000	12,738,750
Colony Financial, Inc.:
3.875% 1/15/21	11,410,000	9,976,619
5% 4/15/23	19,383,000	17,481,043
Colony Starwood Homes 4.5% 10/15/17	1,965,000	1,947,806
PennyMac Corp. 5.375% 5/1/20	18,000,000	16,560,000
RAIT Financial Trust 4% 10/1/33	39,190,000	29,221,044
Redwood Trust, Inc. 4.625% 4/15/18	14,700,000	13,560,750
Resource Capital Corp.:
6% 12/1/18	3,490,000	3,202,075
8% 1/15/20	16,490,000	15,888,775
Spirit Realty Capital, Inc. 3.75% 5/15/21	2,400,000	2,322,000
Starwood Property Trust, Inc. 3.75% 10/15/17	3,230,000	3,161,363
		146,581,206
Thrifts & Mortgage Finance - 0.8%
IAS Operating Partnership LP 5% 3/15/18 (e)	34,810,000	32,764,913
TOTAL FINANCIALS		205,876,244
Nonconvertible Bonds - 13.1%
CONSUMER DISCRETIONARY - 3.8%
Hotels, Restaurants & Leisure - 0.4%
FelCor Lodging LP:
5.625% 3/1/23	2,000,000	1,997,500
6% 6/1/25	2,025,000	2,045,250
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	4,000,000	4,120,000
Times Square Hotel Trust 8.528% 8/1/26 (e)	7,697,500	9,125,270
		17,288,020
Household Durables - 3.4%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (e)	12,145,000	10,323,250
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)	3,660,000	3,211,650
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (e)	2,000,000	1,685,000
6.5% 12/15/20 (e)	1,615,000	1,461,575
Calatlantic Group, Inc.:
5.875% 11/15/24	3,250,000	3,371,875
8.375% 5/15/18	13,458,000	14,837,445
D.R. Horton, Inc.:
4.375% 9/15/22	4,175,000	4,154,125
4.75% 5/15/17	2,000,000	2,045,000
5.75% 8/15/23	2,510,000	2,641,775
KB Home:
8% 3/15/20	8,465,000	8,655,463
9.1% 9/15/17	4,985,000	5,333,950
Lennar Corp.:
4.125% 12/1/18	5,520,000	5,575,200
4.5% 6/15/19	1,830,000	1,875,750
4.5% 11/15/19	2,000,000	2,055,000
6.5% 4/15/16	4,000,000	4,025,000
6.95% 6/1/18	8,925,000	9,527,438
Meritage Homes Corp.:
6% 6/1/25	4,000,000	3,900,000
7% 4/1/22	7,525,000	7,713,125
7.15% 4/15/20	7,060,000	7,360,050
Ryland Group, Inc.:
6.625% 5/1/20	1,555,000	1,675,513
8.4% 5/15/17	5,420,000	5,772,300
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (e)	4,100,000	3,833,500
TRI Pointe Homes, Inc. 5.875% 6/15/24	3,890,000	3,773,300
WCI Communities, Inc. 6.875% 8/15/21	1,845,000	1,881,900
William Lyon Homes, Inc.:
7% 8/15/22	4,180,000	4,012,800
7% 8/15/22 (e)	1,000,000	960,000
8.5% 11/15/20	15,550,000	16,055,375
		137,717,359
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	1,300,000	1,329,250
TOTAL CONSUMER DISCRETIONARY		156,334,629
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	428,368	463,173
C&S Group Enterprises LLC 5.375% 7/15/22 (e)	2,505,000	2,267,025
		2,730,198
FINANCIALS - 8.6%
Diversified Financial Services - 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	3,680,000	3,289,000
6% 8/1/20	8,000,000	7,509,200
		10,798,200
Real Estate Investment Trusts - 5.6%
American Campus Communities Operating Partnership LP 4.125% 7/1/24	2,000,000	2,024,816
ARC Properties Operating Partnership LP 4.6% 2/6/24	10,165,000	9,567,806
CBL & Associates LP 5.25% 12/1/23	1,000,000	981,678
Corporate Office Properties LP 3.6% 5/15/23	5,000,000	4,647,390
Crown Castle International Corp. 5.25% 1/15/23	4,000,000	4,260,000
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	4,955,000	4,932,703
CubeSmart LP 4.8% 7/15/22	2,000,000	2,179,114
DDR Corp.:
7.5% 7/15/18	8,756,000	9,807,289
7.875% 9/1/20	4,637,000	5,617,424
9.625% 3/15/16	3,836,000	3,873,708
DuPont Fabros Technology LP 5.875% 9/15/21	1,000,000	1,030,000
Equity One, Inc. 6.25% 1/15/17	3,000,000	3,114,576
HCP, Inc. 4% 6/1/25	1,000,000	982,552
Health Care Property Investors, Inc.:
5.625% 5/1/17	2,980,000	3,114,139
6% 1/30/17	2,383,000	2,481,108
Health Care REIT, Inc.:
4% 6/1/25	1,551,000	1,545,148
4.125% 4/1/19	2,000,000	2,095,970
6.2% 6/1/16	2,750,000	2,793,799
Healthcare Realty Trust, Inc.:
3.75% 4/15/23	4,022,000	4,023,725
5.75% 1/15/21	3,095,000	3,453,308
Highwoods/Forsyth LP:
3.625% 1/15/23	1,607,000	1,593,038
5.85% 3/15/17	2,800,000	2,919,081
Hospitality Properties Trust:
5% 8/15/22	3,177,000	3,281,596
5.625% 3/15/17	915,000	944,884
HRPT Properties Trust:
6.25% 8/15/16	9,675,000	9,688,245
6.25% 6/15/17	1,055,000	1,089,462
6.65% 1/15/18	4,246,000	4,499,270
iStar Financial, Inc.:
3.875% 7/1/16	2,855,000	2,840,725
4% 11/1/17	15,210,000	14,335,425
5% 7/1/19	15,000,000	14,100,000
5.85% 3/15/17	3,587,000	3,649,773
5.875% 3/15/16	27,070,000	27,036,163
7.125% 2/15/18	5,725,000	5,682,063
9% 6/1/17	9,175,000	9,381,438
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22	3,610,000	3,664,150
6.875% 5/1/21	2,000,000	2,070,000
National Retail Properties, Inc. 3.3% 4/15/23	2,000,000	1,949,982
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	2,462,000	2,361,866
4.95% 4/1/24	2,898,000	2,942,302
Potlatch Corp. 7.5% 11/1/19	1,000,000	1,095,000
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20	2,000,000	2,357,732
Select Income REIT 4.5% 2/1/25	5,000,000	4,623,970
Senior Housing Properties Trust:
3.25% 5/1/19	2,882,000	2,905,370
4.75% 5/1/24	3,988,000	3,941,057
6.75% 4/15/20	13,624,000	15,249,098
6.75% 12/15/21	8,000,000	9,099,688
WP Carey, Inc. 4% 2/1/25	5,000,000	4,779,490
		230,607,121
Real Estate Management & Development - 2.1%
BioMed Realty LP 3.85% 4/15/16	2,000,000	2,010,694
CBRE Group, Inc.:
5% 3/15/23	6,020,000	6,072,344
5.25% 3/15/25	3,295,000	3,403,906
Forestar U.S.A. Real Estate Group 8.5% 6/1/22 (e)	16,365,000	15,014,888
Host Hotels & Resorts LP 5.25% 3/15/22	2,000,000	2,161,378
Howard Hughes Corp. 6.875% 10/1/21 (e)	11,715,000	11,715,000
Hunt Companies, Inc. 9.625% 3/1/21 (e)	7,460,000	6,676,700
Kennedy-Wilson, Inc. 5.875% 4/1/24	9,310,000	8,891,050
Mid-America Apartments LP:
3.75% 6/15/24	1,663,000	1,660,075
6.05% 9/1/16	2,500,000	2,559,108
Realogy Group LLC/Realogy Co.-Issuer Corp.:
4.5% 4/15/19 (e)	4,805,000	4,877,075
5.25% 12/1/21 (e)	6,620,000	6,744,125
Regency Centers LP 5.875% 6/15/17	300,000	316,422
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (e)	7,000,000	6,580,000
5.625% 3/1/24 (e)	2,270,000	2,062,863
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,262,000	2,373,286
Wells Operating Partnership II LP 5.875% 4/1/18	3,000,000	3,209,613
		86,328,527
Thrifts & Mortgage Finance - 0.6%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (e)	4,755,000	4,850,100
Ocwen Financial Corp. 6.625% 5/15/19	23,533,000	20,767,873
		25,617,973
TOTAL FINANCIALS		353,351,821
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	2,795,000	2,801,988
5.5% 2/1/21	12,305,000	12,551,100
		15,353,088
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17	3,050,000	3,042,375
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	4,000,000	4,060,000

TOTAL NONCONVERTIBLE BONDS		534,872,111

TOTAL CORPORATE BONDS
(Cost $753,065,588)		740,748,355

Asset-Backed Securities - 2.2%
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (e)	3,000,000	2,985,444
Series 2014-SFR3 Class E, 6.418% 12/17/36 (e)	9,025,000	9,086,254
Series 2015-SFR1:
Class E, 5.639% 4/17/52 (e)	1,999,310	1,901,946
Class F, 5.885% 4/17/52 (e)	2,000,000	1,827,407
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (e)	7,327,000	7,140,349
Class XS, 0% 10/17/45 (e)(f)	4,882,928	0
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.926% 3/20/50 (e)(g)	2,250,000	225
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (e)	759,673	767,270
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33	500,000	414,760
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (e)	305,034	151,541
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	5,337,922	5,552,900
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27	1,450,222	1,424,947
Series 1997-3 Class M1, 7.53% 3/15/28	6,696,417	6,716,635
Invitation Homes Trust:
Series 2013-SFR1 Class F, 4.068% 12/17/30 (e)(g)	1,750,000	1,664,629
Series 2014-SFR1:
Class E, 3.6005% 6/17/31 (e)(g)	10,000,000	9,609,619
Class F, 4.1005% 6/17/31 (e)(g)	9,504,000	8,987,591
Series 2014-SFR3:
Class E, 4.926% 12/17/31 (e)(g)	4,336,000	4,297,808
Class F, 5.426% 12/17/31 (e)(g)	2,215,000	2,153,830
Series 2015-SFR2 Class E, 3.5005% 6/17/32 (e)(g)	2,450,000	2,305,618
Series 2015-SFR3 Class F, 5.1005% 8/17/32 (e)(g)	2,000,000	1,924,643
Series 2015-SRF1 Class F, 4.6505% 3/17/32 (e)(g)	5,500,000	5,218,910
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	940,050	631,947
Merit Securities Corp. Series 13 Class M1, 7.8381% 12/28/33 (g)	1,923,000	2,008,306
Progress Residential Trust:
Series 2015-SFR1 Class E, 4.426% 2/17/32 (e)(g)	1,500,000	1,458,842
Series 2015-SFR3 Class F, 6.643% 11/12/32 (e)	2,940,000	2,962,736
Starwood Waypoint Residential Trust Series 2014-1 Class F, 4.9005% 1/17/32 (e)(g)	4,071,000	3,906,008
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9836% 2/5/36 (e)(g)	3,974,526	397
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6976% 11/21/40 (e)(g)	3,699,927	3,570,430
Class F, 2.3276% 11/21/40 (e)(g)	250,000	168,750
TOTAL ASSET-BACKED SECURITIES
(Cost $94,358,207)		88,839,742

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.2%
Countrywide Home Loans, Inc.:
Series 2002-R2 Class 2B3, 3.6495% 7/25/33 (e)(g)	162,845	25,079
Series 2003-R3 Class B2, 5.5% 11/25/33 (e)	634,005	24,646
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3578% 12/25/46 (e)(g)	4,500,000	4,927,085
Series 2010-K7 Class B, 5.4407% 4/25/20 (e)(g)	3,200,000	3,530,337
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)	585,313	594,503
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 12.2431% 6/10/35 (e)(g)	99,022	103,504
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (e)	9,277	8,611
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.6945% 12/10/35 (e)(g)	120,789	23,521
Series 2004-A Class B7, 4.4445% 2/10/36 (e)(g)	121,307	37,787
Series 2004-B Class B7, 4.1945% 2/10/36 (e)(g)	151,064	49,350

TOTAL PRIVATE SPONSOR		9,324,423

U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (b)	83,363	24,122
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.172% 2/25/42 (e)(g)	67,698	48,620
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.2244% 12/25/42 (b)(g)	111,429	15,918
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.1384% 6/25/43 (e)(g)	104,422	68,036
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 3.0163% 10/25/42 (e)(g)	46,599	12,307

TOTAL U.S. GOVERNMENT AGENCY		169,003

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $9,390,336)		9,493,426

Commercial Mortgage Securities - 14.0%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (e)	2,000,000	2,242,371
Banc of America Commercial Mortgage Trust:
Series 2005-1 Class CJ, 5.3381% 11/10/42 (g)	878,434	877,630
Series 2005-5 Class D, 5.3813% 10/10/45 (g)	3,795,800	3,794,992
Bank of America Commercial Mortgage Trust Series 2015-UBS7 Class D, 3.167% 9/15/48	1,000,000	685,276
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class F, 4.2844% 9/10/28 (e)(g)	4,074,000	3,519,794
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.62% 4/12/38 (e)(g)	2,520,000	2,581,207
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR11 Class AJ, 5.5101% 3/11/39 (g)	5,700,000	5,696,496
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.4596% 8/15/29 (e)(g)	2,500,000	2,324,962
Series 2014-CLMZ Class M, 6.1535% 8/15/29 (e)(g)	10,392,875	9,795,960
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 4.1755% 8/15/26 (e)(g)	2,500,000	2,492,103
Carefree Portfolio Trust floater Series 2014-CARE:
Class E, 4.426% 11/15/19 (e)(g)	4,905,000	4,838,375
Class F, 3.0097% 11/15/19 (e)(g)	1,650,000	1,573,272
Class MZA, 6.4025% 11/15/19 (e)(g)	16,217,000	15,994,738
CGBAM Commercial Mortgage Trust:
floater Series 2014-HD Class E, 3.3305% 2/15/31 (e)(g)	5,769,000	5,758,603
Series 2015-SMRT Class F, 3.7859% 4/10/28(e)(g)	5,746,000	5,264,023
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.1045% 9/10/46 (e)(g)	5,254,000	4,706,117
Series 2015-SHP2 Class E, 4.681% 7/15/27 (e)(g)	2,933,000	2,859,071
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (e)	7,300,000	5,509,079
Series 2012-CR5 Class D, 4.3374% 12/10/45 (e)(g)	2,000,000	1,900,687
Series 2013-CR10 Class D, 4.7911% 8/10/46 (e)(g)	2,000,000	1,760,587
Series 2013-CR12 Class D, 5.0842% 10/10/46 (e)(g)	4,500,000	4,125,294
Series 2013-CR9 Class D, 4.2572% 7/10/45 (e)(g)	4,255,000	3,722,473
Series 2013-LC6 Class D, 4.2855% 1/10/46 (e)(g)	3,870,000	3,413,010
Series 2014-UBS2 Class D, 5.0152% 3/10/47 (e)(g)	3,713,000	3,123,200
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (e)	1,552,481	1,505,252
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR1:
Class C, 5.3634% 5/15/45 (g)	1,000,000	1,062,188
Class D, 5.3634% 5/15/45 (e)(g)	5,550,000	5,424,024
Series 2012-CR2:
Class D, 4.8548% 8/15/45 (e)(g)	4,500,000	4,455,666
Class E, 4.8548% 8/15/45 (e)(g)	6,000,000	5,600,552
Series 2012-LC4:
Class C, 5.6447% 12/10/44 (g)	2,000,000	2,150,816
Class D, 5.6447% 12/10/44 (e)(g)	8,000,000	7,902,581
Core Industrial Trust Series 2015-TEXW Class F, 3.8487% 2/10/34 (e)(g)	6,565,000	5,858,272
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class F, 6% 5/17/40 (e)	971,589	1,006,474
Series 1998-C2 Class F, 6.75% 11/15/30 (e)	1,060,301	1,070,607
CSMC Trust floater Series 2015-DEAL:
Class E, 4.426% 4/15/29 (e)(g)	2,000,000	1,894,887
Class F, 5.176% 4/15/29 (e)(g)	5,053,000	4,841,413
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (e)(g)	10,853,000	9,929,594
DBUBS Mortgage Trust Series 2011-LC1A:
Class E, 5.6634% 11/10/46 (e)(g)	12,490,000	12,957,365
Class G, 4.652% 11/10/46 (e)	9,843,000	8,343,811
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (e)	500,000	500,252
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5754% 12/25/43 (f)(g)	12,206,096	1,387,971
Series K012 Class X3, 2.2509% 1/25/41 (f)(g)	20,716,172	2,141,698
Series K013 Class X3, 2.9064% 1/25/43 (f)(g)	14,360,000	1,825,452
Series KAIV Class X2, 3.6147% 6/25/46 (f)(g)	7,430,000	1,241,023
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.3822% 12/15/19 (e)(g)	5,607,000	5,183,435
Class FFX, 3.3822% 12/15/19 (e)(g)	8,032,000	7,169,205
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (g)	458,948	479,694
GP Portfolio Trust Series 2014-GPP Class E, 4.1805% 2/15/27 (e)(g)	2,823,000	2,768,531
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 7.5684% 7/10/38 (g)	3,080,229	3,090,530
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.0789% 8/10/43 (e)(g)	4,000,000	4,106,028
Class E, 4% 8/10/43 (e)	3,770,000	3,352,972
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.1881% 12/10/43 (e)(g)	3,000,000	2,964,030
Series 2011-GC5:
Class C, 5.3078% 8/10/44 (e)(g)	9,000,000	9,627,137
Class D, 5.3078% 8/10/44 (e)(g)	7,000,000	7,029,985
Class E, 5.3078% 8/10/44 (e)(g)	4,049,000	3,765,560
Class F, 4.5% 8/10/44 (e)	4,500,000	3,730,154
Series 2012-GC6:
Class C, 5.6314% 1/10/45 (e)(g)	3,600,000	3,808,214
Class D, 5.6314% 1/10/45 (e)(g)	2,000,000	1,939,969
Class E, 5% 1/10/45 (e)(g)	4,516,000	3,890,406
Series 2012-GCJ7:
Class C, 5.7229% 5/10/45 (g)	6,500,000	6,861,214
Class D, 5.7229% 5/10/45 (e)(g)	5,500,000	5,312,630
Class E, 5% 5/10/45 (e)	6,920,000	5,593,336
Series 2012-GCJ9 Class D, 4.8524% 11/10/45 (e)(g)	4,504,000	4,107,122
Series 2013-GC16:
Class D, 5.3158% 11/10/46 (e)(g)	3,750,000	3,359,346
Class F, 3.5% 11/10/46 (e)	7,303,000	5,227,035
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.5805% 7/15/29 (e)(g)	7,241,000	6,947,886
Series 2013-HLT Class EFX, 4.4533% 11/5/30 (e)(g)	5,000,000	4,993,814
Invitation Homes Trust floater Series 2013-SFR1 Class E, 3.068% 12/17/30 (e)(g)	1,500,000	1,427,129
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.4229% 1/12/37 (e)(g)	1,000,000	995,279
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (e)(g)	3,000,000	3,498,814
Class D, 7.4453% 12/5/27 (e)(g)	9,550,000	11,102,727
Series 2010-CNTR:
Class D, 6.1838% 8/5/32 (e)(g)	4,500,000	4,962,768
Class XB, 0.9305% 8/5/32 (e)(f)(g)	32,655,000	1,072,965
Series 2012-CBX:
Class C, 5.2377% 6/15/45 (g)	4,530,000	4,667,393
Class F, 4% 6/15/45 (e)	5,000,000	4,035,745
Class G 4% 6/15/45 (e)	4,044,000	2,816,098
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-FBLU Class E, 3.8305% 12/15/28 (e)(g)	2,406,000	2,370,857
Series 2014-INN:
Class E, 4.026% 6/15/29 (e)(g)	9,607,000	9,439,807
Class F, 4.426% 6/15/29 (e)(g)	9,618,000	9,417,957
Series 2005-LDP5 Class AJ, 5.4758% 12/15/44 (g)	54,979	54,945
Series 2011-C4 Class F, 3.873% 7/15/46 (e)	1,400,000	1,227,673
Series 2013-LC11:
Class D, 4.2384% 4/15/46 (g)	5,250,000	4,543,023
Class F, 3.25% 4/15/46 (e)(g)	2,518,000	1,647,056
Series 2014-DSTY Class E, 3.8046% 6/10/27 (e)(g)	2,525,000	2,307,361
Series 2015-UES Class F, 3.621% 9/5/32 (e)(g)	3,500,000	3,177,674
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (e)	874,381	818,778
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2006-C7 Class AM, 5.378% 11/15/38	2,040,000	2,080,036
Series 2006-C4:
Class A4, 5.8201% 6/15/38 (g)	3,520,012	3,528,955
Class AJ, 5.8401% 6/15/38 (g)	7,005,000	7,074,721
Class AM, 5.8401% 6/15/38 (g)	6,700,000	6,792,603
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 4.9783% 1/20/41 (e)(g)	3,000,000	2,737,147
Class E, 4.9783% 1/20/41 (e)(g)	4,800,000	3,854,782
Mach One Trust LLC Series 2004-1A Class H, 6.0648% 5/28/40 (e)(g)	479,012	477,815
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.6664% 5/12/39 (g)	1,200,000	1,204,301
Mezz Capital Commercial Mortgage Trust Series 2004-C1 Class IO, 8.8661% 1/15/37 (e)(f)(g)	348,229	21,416
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6573% 11/15/45 (e)(g)	2,000,000	1,840,773
Series 2013-C12 Class D, 4.7664% 10/15/46 (e)(g)	3,250,000	2,961,700
Series 2013-C13:
Class D, 4.8939% 11/15/46 (e)(g)	3,100,000	2,834,372
Class E, 4.8939% 11/15/46 (e)(g)	3,379,000	2,701,398
Series 2013-C7 Class E, 4.2965% 2/15/46 (e)(g)	1,000,000	845,463
Series 2013-C9 Class D, 4.1611% 5/15/46 (e)(g)	5,000,000	4,246,427
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41	8,200,000	8,337,647
Series 2012-C4 Class E, 5.5245% 3/15/45 (e)(g)	5,630,000	5,500,149
Series 1997-RR Class F, 7.4216% 4/30/39 (e)(g)	740,663	727,702
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)	2,386,972	2,389,695
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43	7,500,000	7,673,122
Series 2011-C1 Class C, 5.4382% 9/15/47 (e)(g)	4,000,000	4,283,740
Series 2011-C2:
Class D, 5.3028% 6/15/44 (e)(g)	4,610,000	4,776,664
Class E, 5.3028% 6/15/44 (e)(g)	9,600,000	9,594,948
Class F, 5.3028% 6/15/44 (e)(g)	4,440,000	4,128,554
Class XB, 0.4583% 6/15/44 (e)(f)(g)	63,708,222	1,589,170
Series 2011-C3:
Class C, 5.1783% 7/15/49 (e)(g)	2,000,000	2,117,105
Class D, 5.1783% 7/15/49 (e)(g)	7,400,000	7,456,765
Class G, 5.1783% 7/15/49 (e)(g)	3,283,000	2,675,801
Series 2012-C4 Class D, 5.5245% 3/15/45 (e)(g)	6,310,000	6,364,725
Series 2015-UBS8 Class D, 3.25% 12/15/48 (e)	5,013,000	3,491,237
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (e)	5,778,000	5,548,489
Class F, 5% 2/5/30 (e)	10,728,000	9,870,337
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (e)(g)	1,500,000	1,247,609
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	4,752,299	5,843,427
SCG Trust Series 2013-SRP1 Class D, 3.6742% 11/15/26 (e)(g)	1,000,000	971,188
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.5102% 8/15/39 (g)	884,336	887,598
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)	10,630,000	10,722,216
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5344% 5/10/45 (e)(g)	3,235,000	3,197,398
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2012-C3 Class A1, 0.726% 8/10/49	1,412,215	1,402,675
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8878% 1/10/45 (e)(g)	3,000,000	3,393,280
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (e)	2,540,000	2,829,192
Wachovia Bank Commercial Mortgage Trust Series 2004-C11 Class D, 5.1191% 1/15/41 (g)	5,177,000	5,257,930
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 Class D, 4.7768% 10/15/45 (e)(g)	9,999,000	9,260,385
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (e)	4,000,000	3,066,684
Series 2011-C3:
Class C, 5.335% 3/15/44 (e)	4,900,000	5,159,663
Class D, 5.5722% 3/15/44 (e)(g)	1,000,000	1,016,292
Class E, 5% 3/15/44 (e)	3,000,000	2,678,416
Series 2011-C5:
Class F, 5.25% 11/15/44 (e)(g)	3,000,000	2,416,400
Class G, 5.25% 11/15/44 (e)(g)	2,000,000	1,531,082
Series 2012-C10 Class E, 4.4542% 12/15/45 (e)(g)	4,090,000	3,088,721
Series 2012-C7:
Class D, 4.8377% 6/15/45 (e)(g)	2,380,000	2,363,987
Class F, 4.5% 6/15/45 (e)	2,000,000	1,688,720
Series 2013-C11:
Class D, 4.1794% 3/15/45 (e)(g)	5,830,000	5,041,972
Class E, 4.1794% 3/15/45 (e)(g)	4,780,000	3,844,105
Series 2013-C13 Class D, 4.1386% 5/15/45 (e)(g)	4,000,000	3,570,867
Series 2013-UBS1 Class D, 4.6299% 3/15/46 (e)(g)	1,668,000	1,481,765
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 4.0508% 11/15/29 (e)(g)	5,152,378	5,101,792
Class G, 3.3505% 11/15/29 (e)(g)	3,391,668	3,083,539
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $560,702,920)		574,426,162

Bank Loan Obligations - 6.8%
CONSUMER DISCRETIONARY - 2.8%
Hotels, Restaurants & Leisure - 2.1%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (g)	13,170,905	11,452,101
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (g)	10,143,093	8,384,991
Cooper Hotel Group 12% 11/6/17	13,156,538	13,814,365
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (g)	14,218,748	14,254,294
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (g)	2,150,000	2,115,063
Tranche B 1LN, term loan 3.5% 6/27/20 (g)	1,986,701	1,956,900
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (g)	14,821,555	14,787,317
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (g)	13,115,812	12,574,785
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (g)	6,438,522	6,213,174
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.5% 1/15/21 (g)	2,255,650	2,244,372
		87,797,362
Media - 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (g)	7,776,563	7,672,046
Multiline Retail - 0.4%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (g)	15,306,656	14,943,123
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 5.5% 10/11/18 (g)	6,181,627	6,173,900

TOTAL CONSUMER DISCRETIONARY		116,586,431

CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Albertson's LLC:
Tranche B 2LN, term loan 5.5% 3/21/19 (g)	5,084,922	5,031,225
Tranche B 3LN, term loan 5.125% 8/25/19 (g)	8,166,812	7,983,059
Tranche B 5LN, term loan 12/21/22 (h)	5,005,000	4,886,131
		17,900,415
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (g)	2,000,000	1,800,000
Panda Sherman Power, LLC term loan 9% 9/14/18 (g)	7,112,245	6,223,215
Panda Temple Power, LLC term loan 7.25% 4/3/19 (g)	8,580,000	7,293,000
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (g)	4,190,353	4,014,903
		19,331,118
FINANCIALS - 1.8%
Real Estate Investment Trusts - 0.3%
Starwood Property Trust, Inc. Tranche B, term loan 3.5% 4/17/20 (g)	10,767,409	10,583,501
Real Estate Management & Development - 1.3%
AmeriCold Reality Operating Partnership LP Tranche B, term loan 6.5% 12/1/22 (g)	8,345,000	8,324,138
CityCenter 8.74% 7/12/16 (g)	2,220,904	2,220,904
NorthStar Asset Management LP Tranche B 1LN, term loan 4.625% 1/29/23 (g)	5,010,000	4,834,650
Realogy Corp. Credit-Linked Deposit 4.6795% 10/10/16 (g)	418,475	412,198
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (g)	37,814,057	37,511,545
		53,303,435
Thrifts & Mortgage Finance - 0.2%
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (g)	7,680,832	7,666,469

TOTAL FINANCIALS		71,553,405

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc.:
Tranche F, term loan 3.6567% 12/31/18 (g)	1,985,000	1,951,632
Tranche H, term loan 4% 1/27/21 (g)	3,104,062	2,983,779
		4,935,411
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.3%
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (g)	3,930,000	3,507,525
Pilot Travel Centers LLC Tranche B, term loan 3.75% 10/3/21 (g)	7,200,000	7,198,200
		10,705,725
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (g)	5,635,081	5,547,061

TOTAL INDUSTRIALS		16,252,786

UTILITIES - 0.8%
Electric Utilities - 0.5%
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (g)	7,269,112	6,828,458
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (g)	3,344,688	3,252,709
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (g)	7,910,170	7,560,145
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (g)	2,742,300	2,701,166
		20,342,478
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. Tranche B 4LN, term loan 4% 10/31/20 (g)	1,960,000	1,900,220
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (g)	11,427,742	10,099,267
		11,999,487

TOTAL UTILITIES		32,341,965

TOTAL BANK LOAN OBLIGATIONS
(Cost $288,225,610)		278,901,531

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (e)	1,220,000	236,558
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)	500,000	250
TOTAL FINANCIALS
(Cost $1,297,768)		236,808
	Shares	Value

Money Market Funds - 7.7%
Fidelity Cash Central Fund, 0.38% (i)	315,432,448	315,432,448
Fidelity Securities Lending Cash Central Fund, 0.42% (i)(j)	836,900	836,900
TOTAL MONEY MARKET FUNDS
(Cost $316,269,348)		316,269,348
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $4,071,702,046)		4,095,652,086
NET OTHER ASSETS (LIABILITIES) - 0.1%		4,270,263
NET ASSETS - 100%		$4,099,922,349

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,626,683 or 0.1% of net assets.

 (c) Affiliated company

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $710,214,608 or 17.3% of net assets.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) The coupon rate will be determined upon settlement of the loan after period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$72,239
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.2244% 12/25/42	3/25/03	$66,253
Stanley Martin Communities LLC Class B	8/3/05 - 3/1/07	$4,244,623

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$276,541
Fidelity Securities Lending Cash Central Fund	12,966
Total	$289,507

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Realty Trust (SBI)	$119,299,759	$826,274	$--	$1,870,757	$128,067,631
Arbor Realty Trust, Inc.	20,991,789	--	75,982	920,693	20,002,767
Arbor Realty Trust, Inc. 7.375%	10,597,189	--	--	396,964	9,714,449
Arbor Realty Trust, Inc. Series A, 8.25%	4,814,206	--	--	194,998	4,350,938
Arbor Realty Trust, Inc. Series B, 7.75%	5,940,000	--	--	232,500	5,143,200
Arbor Realty Trust, Inc. Series C, 8.50%	2,578,000	--	--	106,250	2,380,000
Total	$164,220,943	$826,274	$75,982	$3,722,162	$169,658,985

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$5,586,643	$--	$--	$5,586,643
Financials	2,081,150,071	2,045,965,022	35,185,047	2
Corporate Bonds	740,748,355	--	740,748,355	--
Asset-Backed Securities	88,839,742	--	84,316,452	4,523,290
Collateralized Mortgage Obligations	9,493,426	--	9,164,040	329,386
Commercial Mortgage Securities	574,426,162	--	574,404,746	21,416
Bank Loan Obligations	278,901,531	--	262,454,064	16,447,467
Preferred Securities	236,808	--	--	236,808
Money Market Funds	316,269,348	316,269,348	--	--
Total Investments in Securities:	$4,095,652,086	$2,362,234,370	$1,706,272,704	$27,145,012

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	0.3%
AAA,AA,A	3.2%
BBB	7.7%
BB	10.2%
B	9.9%
CCC,CC,C	0.8%
D	0.0%
Not Rated	9.2%
Equities	50.9%
Short-Term Investments and Net Other Assets	7.8%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016
Assets
Investment in securities, at value (including securities loaned of $830,672) — See accompanying schedule: Unaffiliated issuers (cost $3,629,713,380)	$3,609,723,753
Fidelity Central Funds (cost $316,269,348)	316,269,348
Other affiliated issuers (cost $125,719,318)	169,658,985
Total Investments (cost $4,071,702,046)		$4,095,652,086
Cash		406,585
Receivable for investments sold		10,498,133
Receivable for fund shares sold		6,810,879
Dividends receivable		2,831,056
Interest receivable		16,631,028
Distributions receivable from Fidelity Central Funds		90,835
Prepaid expenses		7,239
Other receivables		6,404
Total assets		4,132,934,245
Liabilities
Payable for investments purchased	$22,893,903
Payable for fund shares redeemed	6,090,145
Accrued management fee	1,865,778
Distribution and service plan fees payable	336,650
Other affiliated payables	895,024
Other payables and accrued expenses	93,496
Collateral on securities loaned, at value	836,900
Total liabilities		33,011,896
Net Assets		$4,099,922,349
Net Assets consist of:
Paid in capital		$4,058,965,412
Undistributed net investment income		5,433,035
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,573,767
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		23,950,135
Net Assets		$4,099,922,349
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($502,555,910 ÷ 45,733,048 shares)		$10.99
Maximum offering price per share (100/96.00 of $10.99)		$11.45
Class T:
Net Asset Value and redemption price per share ($55,119,063 ÷ 5,012,997 shares)		$11.00
Maximum offering price per share (100/96.00 of $11.00)		$11.46
Class C:
Net Asset Value and offering price per share ($266,307,883 ÷ 24,437,854 shares)(a)		$10.90
Real Estate Income:
Net Asset Value, offering price and redemption price per share ($2,432,269,584 ÷ 220,305,689 shares)		$11.04
Class I:
Net Asset Value, offering price and redemption price per share ($843,669,909 ÷ 76,623,780 shares)		$11.01

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016
Investment Income
Dividends (including $3,722,162 earned from other affiliated issuers)		$57,796,227
Interest		54,330,088
Income from Fidelity Central Funds		289,507
Total income		112,415,822
Expenses
Management fee	$11,438,256
Transfer agent fees	4,677,965
Distribution and service plan fees	2,074,923
Accounting and security lending fees	666,667
Custodian fees and expenses	18,251
Independent trustees' compensation	9,217
Registration fees	92,142
Audit	92,436
Legal	8,157
Miscellaneous	11,803
Total expenses before reductions	19,089,817
Expense reductions	(38,726)	19,051,091
Net investment income (loss)		93,364,731
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,697,024
Other affiliated issuers	(10,109)
Foreign currency transactions	(103,705)
Total net realized gain (loss)		27,583,210
Change in net unrealized appreciation (depreciation) on: Investment securities	(192,848,074)
Assets and liabilities in foreign currencies	70,075
Total change in net unrealized appreciation (depreciation)		(192,777,999)
Net gain (loss)		(165,194,789)
Net increase (decrease) in net assets resulting from operations		$(71,830,058)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$93,364,731	$200,528,467
Net realized gain (loss)	27,583,210	54,207,307
Change in net unrealized appreciation (depreciation)	(192,777,999)	(52,184,229)
Net increase (decrease) in net assets resulting from operations	(71,830,058)	202,551,545
Distributions to shareholders from net investment income	(122,107,962)	(199,452,326)
Distributions to shareholders from net realized gain	(51,815,947)	(75,677,564)
Total distributions	(173,923,909)	(275,129,890)
Share transactions - net increase (decrease)	28,537,379	215,193,161
Redemption fees	122,503	424,938
Total increase (decrease) in net assets	(217,094,085)	143,039,754
Net Assets
Beginning of period	4,317,016,434	4,173,976,680
End of period (including undistributed net investment income of $5,433,035 and undistributed net investment income of $34,176,266, respectively)	$4,099,922,349	$4,317,016,434

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Income Fund Class A

	Six months ended	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.66	$11.86	$11.67	$11.26	$10.73	$9.94
Income from Investment Operations
Net investment income (loss)A	.25	.52	.49	.54	.52	.53
Net realized and unrealized gain (loss)	(.45)	.02	.44	.60	.61	.76
Total from investment operations	(.20)	.54	.93	1.14	1.13	1.29
Distributions from net investment income	(.33)	(.52)	(.50)	(.53)	(.51)	(.50)
Distributions from net realized gain	(.14)	(.21)	(.24)	(.20)	(.10)	–
Total distributions	(.47)	(.74)B	(.74)	(.73)	(.60)C	(.50)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$10.99	$11.66	$11.86	$11.67	$11.26	$10.73
Total ReturnE,F,G	(1.74)%	4.65%	8.49%	10.45%	11.24%	13.27%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.03%J	1.04%	1.06%	1.08%	1.12%	1.13%
Expenses net of fee waivers, if any	1.03%J	1.03%	1.05%	1.08%	1.12%	1.13%
Expenses net of all reductions	1.03%J	1.03%	1.05%	1.07%	1.11%	1.12%
Net investment income (loss)	4.36%J	4.40%	4.28%	4.62%	4.89%	5.00%
Supplemental Data
Net assets, end of period (000 omitted)	$502,556	$495,462	$442,271	$378,269	$137,352	$60,283
Portfolio turnover rateK	15%J	19%	29%	26%	27%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.74 per share is comprised of distributions from net investment income of $.523 and distributions from net realized gain of $.212 per share.

 C Total distributions of $.60 per share is comprised of distributions from net investment income of $.505 and distributions from net realized gain of $.097 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Income Fund Class T

	Six months ended	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.66	$11.86	$11.67	$11.26	$10.72	$9.94
Income from Investment Operations
Net investment income (loss)A	.25	.51	.49	.54	.52	.52
Net realized and unrealized gain (loss)	(.44)	.02	.43	.60	.62	.76
Total from investment operations	(.19)	.53	.92	1.14	1.14	1.28
Distributions from net investment income	(.32)	(.52)	(.50)	(.53)	(.50)	(.50)
Distributions from net realized gain	(.14)	(.21)	(.24)	(.20)	(.10)	–
Total distributions	(.47)B	(.73)	(.73)C	(.73)	(.60)	(.50)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$11.00	$11.66	$11.86	$11.67	$11.26	$10.72
Total ReturnE,F,G	(1.67)%	4.62%	8.44%	10.42%	11.33%	13.11%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.07%J	1.06%	1.08%	1.08%	1.11%	1.16%
Expenses net of fee waivers, if any	1.07%J	1.06%	1.08%	1.08%	1.11%	1.16%
Expenses net of all reductions	1.07%J	1.06%	1.07%	1.08%	1.11%	1.16%
Net investment income (loss)	4.33%J	4.37%	4.26%	4.61%	4.90%	4.96%
Supplemental Data
Net assets, end of period (000 omitted)	$55,119	$55,424	$48,164	$46,198	$26,143	$7,626
Portfolio turnover rateK	15%J	19%	29%	26%	27%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.47 per share is comprised of distributions from net investment income of $.324 and distributions from net realized gain of $.142 per share.

 C Total distributions of $.73 per share is comprised of distributions from net investment income of $.496 and distributions from net realized gain of $.236 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Income Fund Class C

	Six months ended	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.55	$11.77	$11.59	$11.20	$10.67	$9.93
Income from Investment Operations
Net investment income (loss)A	.20	.43	.40	.45	.44	.45
Net realized and unrealized gain (loss)	(.43)	.01	.43	.60	.62	.74
Total from investment operations	(.23)	.44	.83	1.05	1.06	1.19
Distributions from net investment income	(.28)	(.45)	(.42)	(.46)	(.43)	(.45)
Distributions from net realized gain	(.14)	(.21)	(.24)	(.20)	(.10)	–
Total distributions	(.42)	(.66)	(.65)B	(.66)	(.53)	(.45)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$10.90	$11.55	$11.77	$11.59	$11.20	$10.67
Total ReturnD,E,F	(2.02)%	3.82%	7.66%	9.66%	10.49%	12.25%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.79%I	1.79%	1.79%	1.81%	1.87%	1.89%
Expenses net of fee waivers, if any	1.79%I	1.78%	1.79%	1.81%	1.87%	1.89%
Expenses net of all reductions	1.78%I	1.78%	1.79%	1.81%	1.87%	1.89%
Net investment income (loss)	3.61%I	3.65%	3.54%	3.88%	4.14%	4.23%
Supplemental Data
Net assets, end of period (000 omitted)	$266,308	$291,387	$246,306	$204,012	$52,780	$21,555
Portfolio turnover rateJ	15%I	19%	29%	26%	27%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.65 per share is comprised of distributions from net investment income of $.417 and distributions from net realized gain of $.236 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Income Fund

	Six months ended	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.71	$11.91	$11.71	$11.29	$10.75	$9.95
Income from Investment Operations
Net investment income (loss)A	.26	.54	.52	.57	.54	.55
Net realized and unrealized gain (loss)	(.45)	.02	.44	.60	.62	.76
Total from investment operations	(.19)	.56	.96	1.17	1.16	1.31
Distributions from net investment income	(.34)	(.55)	(.53)	(.55)	(.52)	(.51)
Distributions from net realized gain	(.14)	(.21)	(.24)	(.20)	(.10)	–
Total distributions	(.48)	(.76)	(.76)B	(.75)	(.62)	(.51)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$11.04	$11.71	$11.91	$11.71	$11.29	$10.75
Total ReturnD,E	(1.61)%	4.84%	8.78%	10.71%	11.50%	13.41%
Ratios to Average Net AssetsF,G
Expenses before reductions	.84%H	.83%	.83%	.84%	.90%	.92%
Expenses net of fee waivers, if any	.84%H	.82%	.83%	.84%	.89%	.92%
Expenses net of all reductions	.84%H	.82%	.83%	.84%	.89%	.92%
Net investment income (loss)	4.55%H	4.61%	4.50%	4.85%	5.12%	5.21%
Supplemental Data
Net assets, end of period (000 omitted)	$2,432,270	$2,561,268	$2,627,382	$2,884,545	$2,252,149	$1,660,063
Portfolio turnover rateI	15%H	19%	29%	26%	27%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.76 per share is comprised of distributions from net investment income of $.525 and distributions from net realized gain of $.236 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Income Fund Class I

	Six months ended	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$11.88	$11.69	$11.28	$10.74	$9.95
Income from Investment Operations
Net investment income (loss)A	.26	.55	.52	.57	.55	.55
Net realized and unrealized gain (loss)	(.44)	.02	.44	.60	.62	.76
Total from investment operations	(.18)	.57	.96	1.17	1.17	1.31
Distributions from net investment income	(.34)	(.55)	(.53)	(.56)	(.53)	(.52)
Distributions from net realized gain	(.14)	(.21)	(.24)	(.20)	(.10)	–
Total distributions	(.49)B	(.77)C	(.77)	(.76)	(.63)	(.52)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$11.01	$11.68	$11.88	$11.69	$11.28	$10.74
Total ReturnE,F	(1.58)%	4.92%	8.76%	10.72%	11.62%	13.44%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I	.77%	.78%	.80%	.84%	.89%
Expenses net of fee waivers, if any	.77%I	.77%	.78%	.80%	.84%	.89%
Expenses net of all reductions	.77%I	.77%	.78%	.80%	.84%	.89%
Net investment income (loss)	4.62%I	4.66%	4.55%	4.89%	5.17%	5.24%
Supplemental Data
Net assets, end of period (000 omitted)	$843,670	$913,475	$809,854	$610,045	$217,435	$43,282
Portfolio turnover rateJ	15%I	19%	29%	26%	27%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.49 per share is comprised of distributions from net investment income of $.344 and distributions from net realized gain of $.142 per share.

 C Total distributions of $.77 per share is comprised of distributions from net investment income of $.554 and distributions from net realized gain of $.212 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2016

1. Organization.

Fidelity Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Real Estate Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, certain conversion ratio adjustments, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$334,852,544
Gross unrealized depreciation	(312,097,638)
Net unrealized appreciation (depreciation) on securities	$22,754,906
Tax cost	$4,072,897,180

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $297,303,556 and $387,535,386, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$606,187	$4,643
Class T	-%	.25%	69,476	–
Class C	.75%	.25%	1,399,260	254,178
			$2,074,923	$258,821

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$36,180
Class T	4,664
Class C(a)	17,718
$58,562

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$465,764.19
Class T	62,806.23
Class C	272,734.19
Real Estate Income	3,114,175.25
Class I	762,486.18
	$ 4,677,965

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,734 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,805 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $12,966. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $22,145 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,735.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $14,846.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Class A	$13,783,244	$21,010,715
Class T	1,575,598	2,305,119
Class C	6,852,507	10,465,476
Real Estate Income	74,108,924	122,206,251
Class I	25,787,689	43,464,765
Total	$122,107,962	$199,452,326
From net realized gain
Class A	$6,008,169	$7,958,848
Class T	680,042	875,220
Class C	3,527,228	4,645,932
Real Estate Income	30,805,486	46,720,433
Class I	10,795,022	15,477,131
Total	$51,815,947	$75,677,564

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	8,833,232	17,614,783	$99,136,860	$207,492,435
Reinvestment of distributions	1,654,994	2,253,682	18,423,230	26,209,333
Shares redeemed	(7,261,614)	(14,664,043)	(81,991,780)	(171,937,484)
Net increase (decrease)	3,226,612	5,204,422	$35,568,310	$61,764,284
Class T
Shares sold	585,301	1,551,308	$6,617,495	$18,286,948
Reinvestment of distributions	187,688	251,652	2,090,146	2,927,374
Shares redeemed	(512,341)	(1,110,729)	(5,798,010)	(13,074,996)
Net increase (decrease)	260,648	692,231	$2,909,631	$8,139,326
Class C
Shares sold	2,124,908	7,875,459	$23,840,323	$92,082,413
Reinvestment of distributions	822,712	1,105,279	9,089,251	12,763,694
Shares redeemed	(3,727,311)	(4,690,719)	(41,694,636)	(54,577,835)
Net increase (decrease)	(779,691)	4,290,019	$(8,765,062)	$50,268,272
Real Estate Income
Shares sold	22,973,738	51,184,144	$261,251,386	$605,520,317
Reinvestment of distributions	8,268,560	12,742,585	92,453,420	148,826,128
Shares redeemed	(29,628,387)	(65,882,524)	(336,288,502)	(777,479,294)
Net increase (decrease)	1,613,911	(1,955,795)	$17,416,304	$(23,132,849)
Class I
Shares sold	16,198,203	38,671,974	$182,574,922	$455,469,590
Reinvestment of distributions	2,502,407	3,704,065	27,905,962	43,129,998
Shares redeemed	(20,276,080)	(32,342,580)	(229,072,688)	(380,445,460)
Net increase (decrease)	(1,575,470)	10,033,459	$(18,591,804)	$118,154,128

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and the Shareholders of Fidelity Real Estate Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Income Fund (the Fund), a fund of Fidelity Securities Fund, including the schedule of investments, as of January 31, 2016, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended January 31, 2016 and for the year ended July 31, 2015, and the financial highlights for the six months ended January 31, 2016 and for each of the five years in the period ended July 31, 2015. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Real Estate Income Fund as of January 31, 2016, the results of its operations for the six months then ended, the changes in its net assets for the six months ended January 31, 2016 and for the year ended July 31, 2015, and the financial highlights for the six months ended January 31, 2016 and for each of the five years in the period ended July 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 18, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Class A	1.03%
Actual		$1,000.00	$982.60	$5.13
Hypothetical-C		$1,000.00	$1,019.96	$5.23
Class T	1.07%
Actual		$1,000.00	$983.30	$5.33
Hypothetical-C		$1,000.00	$1,019.76	$5.43
Class C	1.79%
Actual		$1,000.00	$979.80	$8.91
Hypothetical-C		$1,000.00	$1,016.14	$9.07
Real Estate Income	.84%
Actual		$1,000.00	$983.90	$4.19
Hypothetical-C		$1,000.00	$1,020.91	$4.27
Class I	.77%
Actual		$1,000.00	$984.20	$3.84
Hypothetical-C		$1,000.00	$1,021.27	$3.91

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

REIA-SANN-0316
1.907552.105

Fidelity Advisor® Small Cap Value Fund - Class A, Class T, Class B and Class C Semi-Annual Report January 31, 2016 Class A, Class T, Class B and Class C are classes of Fidelity® Small Cap Value Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Store Capital Corp.	3.5	2.6
ProAssurance Corp.	2.8	2.4
Silgan Holdings, Inc.	2.7	2.6
Universal Corp.	2.7	2.4
CVB Financial Corp.	2.6	2.5
First Niagara Financial Group, Inc.	2.6	2.2
World Fuel Services Corp.	2.5	2.2
Aspen Insurance Holdings Ltd.	2.5	2.7
Genesee & Wyoming, Inc. Class A	2.4	0.0
Allied World Assurance Co. Holdings AG	2.4	0.0
	26.7

Top Five Market Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	40.4	41.0
Industrials	13.0	13.2
Consumer Discretionary	12.0	9.3
Information Technology	11.3	12.9
Health Care	6.6	6.8

Asset Allocation (% of fund's net assets)

As of January 31, 2016 *
Stocks	99.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 14.2%

As of July 31, 2015*
Stocks	99.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 11.2%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 1.7%
Standard Motor Products, Inc. (a)	1,183,301	$44,148,960
Hotels, Restaurants & Leisure - 2.4%
DineEquity, Inc.	750,000	63,690,000
Multiline Retail - 2.2%
Dillard's, Inc. Class A (b)	850,000	59,848,500
Specialty Retail - 5.3%
Aarons, Inc. Class A	2,045,100	46,791,888
Genesco, Inc. (c)	616,728	40,790,390
Hibbett Sports, Inc. (a)(b)(c)	1,625,600	52,279,296
		139,861,574
Textiles, Apparel & Luxury Goods - 0.4%
Vera Bradley, Inc. (c)	750,000	11,085,000

TOTAL CONSUMER DISCRETIONARY		318,634,034

CONSUMER STAPLES - 3.4%
Food Products - 0.7%
Post Holdings, Inc. (c)	300,000	17,550,000
Tobacco - 2.7%
Universal Corp. (a)(b)	1,308,239	71,599,920

TOTAL CONSUMER STAPLES		89,149,920

ENERGY - 4.7%
Energy Equipment & Services - 2.0%
Hornbeck Offshore Services, Inc. (b)(c)	1,600,000	13,008,000
ShawCor Ltd. Class A	1,800,000	38,867,871
		51,875,871
Oil, Gas & Consumable Fuels - 2.7%
Northern Oil & Gas, Inc. (b)(c)	1,958,249	6,462,222
World Fuel Services Corp.	1,700,000	66,215,000
		72,677,222

TOTAL ENERGY		124,553,093

FINANCIALS - 40.4%
Banks - 11.7%
Associated Banc-Corp.	2,846,535	49,956,689
CVB Financial Corp. (b)	4,500,010	68,895,153
First Citizen Bancshares, Inc.	140,370	34,539,442
First Citizen Bancshares, Inc. Class A (c)	180,954	44,525,541
First Niagara Financial Group, Inc.	7,000,000	68,530,000
UMB Financial Corp.	898,691	42,148,608
		308,595,433
Capital Markets - 5.3%
Federated Investors, Inc. Class B (non-vtg.)	2,199,963	55,637,064
OM Asset Management Ltd.	3,200,001	36,192,011
Waddell & Reed Financial, Inc. Class A	1,750,000	48,020,000
		139,849,075
Insurance - 11.6%
Allied World Assurance Co. Holdings AG	1,750,000	64,032,500
Aspen Insurance Holdings Ltd.	1,413,257	65,730,583
Endurance Specialty Holdings Ltd.	902,400	55,885,632
First American Financial Corp.	1,421,287	48,849,634
ProAssurance Corp.	1,468,200	73,586,184
		308,084,533
Real Estate Investment Trusts - 7.9%
National Retail Properties, Inc. (b)	450,000	19,323,000
Potlatch Corp.	200,630	5,786,169
Rouse Properties, Inc. (a)(b)	3,000,000	52,500,000
Sabra Health Care REIT, Inc.	2,042,700	37,503,972
Store Capital Corp.	3,750,000	92,962,501
		208,075,642
Real Estate Management & Development - 2.0%
Kennedy Wilson Europe Real Estate PLC	3,409,540	54,378,646
Thrifts & Mortgage Finance - 1.9%
Washington Federal, Inc.	2,323,600	49,608,860

TOTAL FINANCIALS		1,068,592,189

HEALTH CARE - 6.6%
Health Care Equipment & Supplies - 1.0%
Integra LifeSciences Holdings Corp. (c)	439,597	27,013,236
Health Care Providers & Services - 3.8%
Civitas Solutions, Inc. (a)(c)	2,451,897	58,992,642
Team Health Holdings, Inc. (c)	1,000,000	40,870,000
		99,862,642
Health Care Technology - 0.7%
Cegedim SA (c)	670,247	20,017,720
Pharmaceuticals - 1.1%
Innoviva, Inc.	2,831,853	28,375,167

TOTAL HEALTH CARE		175,268,765

INDUSTRIALS - 13.0%
Aerospace & Defense - 1.9%
Moog, Inc. Class A (c)	1,100,000	50,963,000
Commercial Services & Supplies - 1.4%
Essendant, Inc.	1,242,998	37,115,920
Electrical Equipment - 2.1%
AZZ, Inc.	500,000	25,740,000
EnerSys	600,000	29,058,000
		54,798,000
Machinery - 3.7%
Hillenbrand, Inc.	500,000	13,540,000
Mueller Industries, Inc.	2,100,000	53,445,000
Valmont Industries, Inc. (b)	295,000	31,444,050
		98,429,050
Road & Rail - 2.4%
Genesee & Wyoming, Inc. Class A (c)	1,300,000	64,454,000
Trading Companies & Distributors - 1.5%
WESCO International, Inc. (b)(c)	960,033	38,766,133

TOTAL INDUSTRIALS		344,526,103

INFORMATION TECHNOLOGY - 11.3%
Electronic Equipment & Components - 5.7%
Ingram Micro, Inc. Class A	1,800,000	50,760,000
SYNNEX Corp.	527,200	44,258,440
Tech Data Corp. (c)	900,000	56,160,000
		151,178,440
Internet Software & Services - 3.2%
Cimpress NV (b)(c)	528,100	41,466,412
j2 Global, Inc.	574,300	41,642,493
		83,108,905
IT Services - 1.7%
CACI International, Inc. Class A (c)	540,400	44,891,028
Software - 0.7%
SS&C Technologies Holdings, Inc.	300,000	19,287,000

TOTAL INFORMATION TECHNOLOGY		298,465,373

MATERIALS - 3.5%
Containers & Packaging - 2.7%
Silgan Holdings, Inc.	1,370,000	72,431,900
Metals & Mining - 0.8%
Compass Minerals International, Inc.	290,052	21,710,392

TOTAL MATERIALS		94,142,292

UTILITIES - 4.5%
Electric Utilities - 4.5%
El Paso Electric Co.	1,524,121	62,382,273
IDACORP, Inc.	822,000	57,202,980
		119,585,253
TOTAL COMMON STOCKS
(Cost $2,511,983,311)		2,632,917,022

Money Market Funds - 5.0%
Fidelity Cash Central Fund, 0.38% (d)	7,686,167	7,686,167
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	124,346,925	124,346,925
TOTAL MONEY MARKET FUNDS
(Cost $132,033,092)		132,033,092
TOTAL INVESTMENT PORTFOLIO - 104.4%
(Cost $2,644,016,403)		2,764,950,114
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(117,765,989)
NET ASSETS - 100%		$2,647,184,125

Legend

 (a) Affiliated company

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,747
Fidelity Securities Lending Cash Central Fund	917,702
Total	$943,449

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Civitas Solutions, Inc.	$66,136,343	$--	$13,660,090	$--	$58,992,642
Hibbett Sports, Inc.	11,341,950	55,985,079	2,178,105	--	52,279,296
Rouse Properties, Inc.	76,560,000	--	23,770,281	438,063	52,500,000
Standard Motor Products, Inc.	43,273,318	--	--	354,990	44,148,960
Universal Corp.	68,930,035	4,859,141	--	1,373,651	71,599,920
Total	$266,241,646	$60,844,220	$39,608,476	$2,166,704	$279,520,818

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$318,634,034	$318,634,034	$--	$--
Consumer Staples	89,149,920	89,149,920	--	--
Energy	124,553,093	124,553,093	--	--
Financials	1,068,592,189	1,014,213,543	54,378,646	--
Health Care	175,268,765	155,251,045	20,017,720	--
Industrials	344,526,103	344,526,103	--	--
Information Technology	298,465,373	298,465,373	--	--
Materials	94,142,292	94,142,292	--	--
Utilities	119,585,253	119,585,253	--	--
Money Market Funds	132,033,092	132,033,092	--	--
Total Investments in Securities:	$2,764,950,114	$2,690,553,748	$74,396,366	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$76,991,539
Level 2 to Level 1	$0

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.8%
Bermuda	4.6%
Switzerland	2.4%
Bailiwick of Jersey	2.0%
Netherlands	1.6%
Canada	1.5%
United Kingdom	1.4%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $126,372,798) — See accompanying schedule: Unaffiliated issuers (cost $2,257,670,042)	$2,353,396,204
Fidelity Central Funds (cost $132,033,092)	132,033,092
Other affiliated issuers (cost $254,313,269)	279,520,818
Total Investments (cost $2,644,016,403)		$2,764,950,114
Receivable for investments sold		46,449,057
Receivable for fund shares sold		2,104,092
Dividends receivable		1,972,351
Distributions receivable from Fidelity Central Funds		184,289
Prepaid expenses		4,733
Other receivables		7,953
Total assets		2,815,672,589
Liabilities
Payable for investments purchased	$36,727,025
Payable for fund shares redeemed	4,651,132
Accrued management fee	2,025,863
Distribution and service plan fees payable	122,582
Other affiliated payables	582,300
Other payables and accrued expenses	32,637
Collateral on securities loaned, at value	124,346,925
Total liabilities		168,488,464
Net Assets		$2,647,184,125
Net Assets consist of:
Paid in capital		$2,404,244,806
Undistributed net investment income		1,931,109
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		120,075,104
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		120,933,106
Net Assets		$2,647,184,125
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($202,645,428 ÷ 12,830,231 shares)		$15.79
Maximum offering price per share (100/94.25 of $15.79)		$16.75
Class T:
Net Asset Value and redemption price per share ($79,395,746 ÷ 5,128,305 shares)		$15.48
Maximum offering price per share (100/96.50 of $15.48)		$16.04
Class B:
Net Asset Value and offering price per share ($2,463,431 ÷ 168,841 shares)(a)		$14.59
Class C:
Net Asset Value and offering price per share ($55,258,599 ÷ 3,778,811 shares)(a)		$14.62
Small Cap Value:
Net Asset Value, offering price and redemption price per share ($1,973,618,546 ÷ 122,989,122 shares)		$16.05
Class I:
Net Asset Value, offering price and redemption price per share ($333,802,375 ÷ 20,796,332 shares)		$16.05

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends (including $2,166,704 earned from other affiliated issuers)		$25,160,403
Income from Fidelity Central Funds		943,449
Total income		26,103,852
Expenses
Management fee
Basic fee	$9,619,395
Performance adjustment	3,197,803
Transfer agent fees	3,125,757
Distribution and service plan fees	809,143
Accounting and security lending fees	416,808
Custodian fees and expenses	14,720
Independent trustees' compensation	6,108
Registration fees	99,766
Audit	33,967
Legal	5,172
Miscellaneous	7,530
Total expenses before reductions	17,336,169
Expense reductions	(18,541)	17,317,628
Net investment income (loss)		8,786,224
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	159,265,356
Other affiliated issuers	5,363,625
Foreign currency transactions	(26,557)
Total net realized gain (loss)		164,602,424
Change in net unrealized appreciation (depreciation) on: Investment securities	(400,477,145)
Assets and liabilities in foreign currencies	(606)
Total change in net unrealized appreciation (depreciation)		(400,477,751)
Net gain (loss)		(235,875,327)
Net increase (decrease) in net assets resulting from operations		$(227,089,103)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,786,224	$20,225,902
Net realized gain (loss)	164,602,424	285,516,597
Change in net unrealized appreciation (depreciation)	(400,477,751)	14,012,997
Net increase (decrease) in net assets resulting from operations	(227,089,103)	319,755,496
Distributions to shareholders from net investment income	(21,953,606)	(9,146,893)
Distributions to shareholders from net realized gain	(264,174,606)	(322,480,172)
Total distributions	(286,128,212)	(331,627,065)
Share transactions - net increase (decrease)	351,373,003	(16,898,248)
Redemption fees	94,271	149,785
Total increase (decrease) in net assets	(161,750,041)	(28,620,032)
Net Assets
Beginning of period	2,808,934,166	2,837,554,198
End of period (including undistributed net investment income of $1,931,109 and undistributed net investment income of $15,098,491, respectively)	$2,647,184,125	$2,808,934,166

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Value Fund Class A

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$19.14	$19.29	$19.96	$14.86	$15.48	$13.45
Income from Investment Operations
Net investment income (loss)A	.04	.10B	.03	.07	.01	.01C
Net realized and unrealized gain (loss)	(1.54)	2.01	1.24	5.57	.30	2.22
Total from investment operations	(1.50)	2.11	1.27	5.64	.31	2.23
Distributions from net investment income	(.11)	(.02)	(.01)	(.07)	(.01)	(.08)
Distributions from net realized gain	(1.75)	(2.25)	(1.93)	(.47)	(.93)	(.12)
Total distributions	(1.85)D	(2.26)E	(1.94)	(.54)	(.93)F	(.20)
Redemption fees added to paid in capitalA,G	–	–	–	–	–	–
Net asset value, end of period	$15.79	$19.14	$19.29	$19.96	$14.86	$15.48
Total ReturnH,I,J	(8.30)%	11.86%	6.83%	39.09%	3.24%	16.72%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.44%M	1.42%	1.36%	1.36%	1.44%	1.44%
Expenses net of fee waivers, if any	1.44%M	1.39%	1.35%	1.36%	1.44%	1.43%
Expenses net of all reductions	1.44%M	1.39%	1.34%	1.36%	1.44%	1.43%
Net investment income (loss)	.46%M	.52%B	.13%	.41%	.09%	.06%C
Supplemental Data
Net assets, end of period (000 omitted)	$202,645	$235,844	$258,183	$275,265	$150,285	$140,707
Portfolio turnover rateN	33 %M	34%	26%O	29%	27%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .26%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31) %.

 D Total distributions of $1.85 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $1.747 per share.

 E Total distributions of $2.26 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $2.248 per share.

 F Total distributions of $.93 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.925 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Value Fund Class T

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.78	$18.98	$19.70	$14.70	$15.34	$13.34
Income from Investment Operations
Net investment income (loss)A	.02	.05B	(.02)	.03	(.02)	(.03)C
Net realized and unrealized gain (loss)	(1.51)	1.98	1.23	5.50	.31	2.20
Total from investment operations	(1.49)	2.03	1.21	5.53	.29	2.17
Distributions from net investment income	(.06)	–	–	(.06)	–	(.05)
Distributions from net realized gain	(1.75)	(2.23)	(1.93)	(.47)	(.93)	(.12)
Total distributions	(1.81)	(2.23)	(1.93)	(.53)	(.93)	(.17)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$15.48	$18.78	$18.98	$19.70	$14.70	$15.34
Total ReturnE,F,G	(8.42)%	11.58%	6.58%	38.70%	3.08%	16.36%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.68%J	1.67%	1.61%	1.60%	1.67%	1.70%
Expenses net of fee waivers, if any	1.68%J	1.64%	1.59%	1.60%	1.67%	1.69%
Expenses net of all reductions	1.68%J	1.63%	1.59%	1.59%	1.67%	1.69%
Net investment income (loss)	.21%J	.27%B	(.11)%	.18%	(.14)%	(.19)%C
Supplemental Data
Net assets, end of period (000 omitted)	$79,396	$91,716	$100,975	$107,444	$57,514	$55,845
Portfolio turnover rateK	33 %J	34%	26%L	29%	27%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .01%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.57) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Value Fund Class B

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.79	$18.18	$19.06	$14.27	$15.00	$13.08
Income from Investment Operations
Net investment income (loss)A	(.03)	(.06)B	(.13)	(.06)	(.09)	(.10)C
Net realized and unrealized gain (loss)	(1.42)	1.90	1.18	5.34	.29	2.15
Total from investment operations	(1.45)	1.84	1.05	5.28	.20	2.05
Distributions from net investment income	–	–	–	(.02)	–	(.01)
Distributions from net realized gain	(1.75)	(2.23)	(1.93)	(.47)	(.93)	(.12)
Total distributions	(1.75)	(2.23)	(1.93)	(.49)	(.93)	(.13)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$14.59	$17.79	$18.18	$19.06	$14.27	$15.00
Total ReturnE,F,G	(8.68)%	10.94%	5.92%	38.07%	2.51%	15.80%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.28%J	2.25%	2.18%	2.15%	2.19%	2.20%
Expenses net of fee waivers, if any	2.27%J	2.23%	2.17%	2.15%	2.19%	2.19%
Expenses net of all reductions	2.27%J	2.22%	2.16%	2.14%	2.19%	2.19%
Net investment income (loss)	(.38)%J	(.32)%B	(.69)%	(.37)%	(.66)%	(.69)%C
Supplemental Data
Net assets, end of period (000 omitted)	$2,463	$3,473	$4,808	$7,052	$6,675	$8,549
Portfolio turnover rateK	33 %J	34%	26%L	29%	27%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.58) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.07) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Value Fund Class C

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.82	$18.19	$19.06	$14.28	$15.01	$13.08
Income from Investment Operations
Net investment income (loss)A	(.02)	(.04)B	(.12)	(.06)	(.09)	(.10)C
Net realized and unrealized gain (loss)	(1.43)	1.90	1.18	5.34	.29	2.17
Total from investment operations	(1.45)	1.86	1.06	5.28	.20	2.07
Distributions from net investment income	–	–	–	(.03)	–	(.02)
Distributions from net realized gain	(1.75)	(2.23)	(1.93)	(.47)	(.93)	(.12)
Total distributions	(1.75)	(2.23)	(1.93)	(.50)	(.93)	(.14)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$14.62	$17.82	$18.19	$19.06	$14.28	$15.01
Total ReturnE,F,G	(8.67)%	11.05%	5.97%	38.00%	2.52%	15.91%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.20%J	2.19%	2.12%	2.13%	2.19%	2.18%
Expenses net of fee waivers, if any	2.20%J	2.16%	2.11%	2.13%	2.19%	2.18%
Expenses net of all reductions	2.20%J	2.15%	2.10%	2.12%	2.19%	2.18%
Net investment income (loss)	(.30)%J	(.25)%B	(.63)%	(.35)%	(.66)%	(.68)%C
Supplemental Data
Net assets, end of period (000 omitted)	$55,259	$64,928	$70,541	$76,018	$47,265	$47,457
Portfolio turnover rateK	33 %J	34%	26%L	29%	27%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.51) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.06) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Value Fund

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$19.45	$19.57	$20.22	$15.05	$15.62	$13.56
Income from Investment Operations
Net investment income (loss)A	.06	.15B	.08	.12	.06	.06C
Net realized and unrealized gain (loss)	(1.56)	2.05	1.26	5.63	.32	2.23
Total from investment operations	(1.50)	2.20	1.34	5.75	.38	2.29
Distributions from net investment income	(.15)	(.07)	(.06)	(.11)	(.02)	(.10)
Distributions from net realized gain	(1.75)	(2.25)	(1.93)	(.47)	(.93)	(.13)
Total distributions	(1.90)	(2.32)	(1.99)	(.58)	(.95)	(.23)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$16.05	$19.45	$19.57	$20.22	$15.05	$15.62
Total ReturnE,F	(8.18)%	12.18%	7.12%	39.45%	3.67%	17.03%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.21%I	1.15%	1.08%	1.07%	1.13%	1.13%
Expenses net of fee waivers, if any	1.21%I	1.12%	1.06%	1.07%	1.13%	1.13%
Expenses net of all reductions	1.21%I	1.12%	1.06%	1.06%	1.13%	1.13%
Net investment income (loss)	.69%I	.78%B	.41%	.71%	.41%	.37%C
Supplemental Data
Net assets, end of period (000 omitted)	$1,973,619	$2,036,157	$2,060,546	$2,672,854	$1,756,962	$1,899,805
Portfolio turnover rateJ	33 %I	34%	26%K	29%	27%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.01) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Value Fund Class I

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$19.45	$19.57	$20.23	$15.05	$15.63	$13.58
Income from Investment Operations
Net investment income (loss)A	.06	.15B	.08	.12	.06	.06C
Net realized and unrealized gain (loss)	(1.56)	2.05	1.25	5.65	.31	2.23
Total from investment operations	(1.50)	2.20	1.33	5.77	.37	2.29
Distributions from net investment income	(.16)	(.07)	(.06)	(.12)	(.02)	(.11)
Distributions from net realized gain	(1.75)	(2.25)	(1.93)	(.47)	(.93)	(.13)
Total distributions	(1.90)D	(2.32)	(1.99)	(.59)	(.95)	(.24)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$16.05	$19.45	$19.57	$20.23	$15.05	$15.63
Total ReturnF,G	(8.17)%	12.17%	7.08%	39.54%	3.59%	17.02%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.17%J	1.15%	1.09%	1.07%	1.14%	1.10%
Expenses net of fee waivers, if any	1.17%J	1.12%	1.07%	1.07%	1.14%	1.10%
Expenses net of all reductions	1.17%J	1.12%	1.07%	1.06%	1.14%	1.10%
Net investment income (loss)	.73%J	.79%B	.40%	.70%	.39%	.39%C
Supplemental Data
Net assets, end of period (000 omitted)	$333,802	$376,817	$342,500	$359,582	$138,981	$101,565
Portfolio turnover rateK	33 %J	34%	26%L	29%	27%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .01%.

 D Total distributions of $1.90 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $1.747 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Value and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. The Fund's other share classes are also closed to new accounts with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$387,748,822
Gross unrealized depreciation	(267,041,047)
Net unrealized appreciation (depreciation) on securities	$120,707,775
Tax cost	$2,644,242,339

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $544,684,068 and $458,614,173, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Value as compared to its benchmark index, the Russell 2000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .93% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$276,222	$–
Class T	.25%	.25%	215,804	–
Class B	.75%	.25%	14,877	11,158
Class C	.75%	.25%	302,240	–
			$809,143	$11,158

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,343
Class T	1,558
Class B(a)	600
Class C(a)	175
$5,676

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund.FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$240,091.22
Class T	91,163.21
Class B	4,520.30
Class C	69,338.23
Small Cap Value	2,371,533.23
Class I	349,112.20
	$3,125,757

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12,094 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,860 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $142,275. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $917,702, including $1,535 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $8,582 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expense by $110.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $9,849.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Class A	$1,294,370	$207,059
Class T	298,011	–
Small Cap Value	17,252,984	7,655,420
Class I	3,108,241	1,284,414
Total	$21,953,606	$9,146,893
From net realized gain
Class A	$21,315,531	$29,002,450
Class T	8,511,334	11,758,984
Class B	317,311	573,044
Class C	6,297,703	8,461,258
Small Cap Value	193,461,328	233,242,234
Class I	34,271,399	39,442,202
Total	$264,174,606	$322,480,172

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	975,320	1,619,679	$16,612,607	$30,035,137
Reinvestment of distributions	1,320,026	1,578,405	22,234,691	28,466,035
Shares redeemed	(1,786,996)	(4,261,712)	(30,317,795)	(79,564,907)
Net increase (decrease)	508,350	(1,063,628)	$8,529,503	$(21,063,735)
Class T
Shares sold	310,224	599,331	$5,203,698	$10,911,777
Reinvestment of distributions	527,842	655,613	8,714,816	11,618,861
Shares redeemed	(594,533)	(1,691,524)	(9,865,736)	(30,859,052)
Net increase (decrease)	243,533	(436,580)	$4,052,778	$(8,328,414)
Class B
Shares sold	2,263	5,056	$34,845	$89,676
Reinvestment of distributions	19,426	31,870	302,868	537,830
Shares redeemed	(48,105)	(106,178)	(758,742)	(1,834,363)
Net increase (decrease)	(26,416)	(69,252)	$(421,029)	$(1,206,857)
Class C
Shares sold	125,591	167,565	$1,958,139	$2,897,201
Reinvestment of distributions	367,680	447,025	5,744,375	7,553,140
Shares redeemed	(358,789)	(847,704)	(5,654,174)	(14,671,382)
Net increase (decrease)	134,482	(233,114)	$2,048,340	$(4,221,041)
Small Cap Value
Shares sold	18,049,566	13,163,441	$309,409,636	$248,872,334
Reinvestment of distributions	11,459,014	12,098,173	196,112,754	221,448,638
Shares redeemed	(11,230,058)	(25,848,809)	(192,654,407)	(487,056,437)
Net increase (decrease)	18,278,522	(587,195)	$312,867,983	$(16,735,465)
Class I
Shares sold	1,966,371	4,194,067	$33,969,215	$79,803,869
Reinvestment of distributions	1,907,860	1,996,970	32,653,194	36,554,847
Shares redeemed	(2,451,782)	(4,316,971)	(42,326,981)	(81,701,452)
Net increase (decrease)	1,422,449	1,874,066	$24,295,428	$34,657,264

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Class A	1.44%
Actual		$1,000.00	$917.00	$6.94
Hypothetical-C		$1,000.00	$1,017.90	$7.30
Class T	1.68%
Actual		$1,000.00	$915.80	$8.09
Hypothetical-C		$1,000.00	$1,016.69	$8.52
Class B	2.27%
Actual		$1,000.00	$913.20	$10.92
Hypothetical-C		$1,000.00	$1,013.72	$11.49
Class C	2.20%
Actual		$1,000.00	$913.30	$10.58
Hypothetical-C		$1,000.00	$1,014.08	$11.14
Small Cap Value	1.21%
Actual		$1,000.00	$918.20	$5.83
Hypothetical-C		$1,000.00	$1,019.05	$6.14
Class I	1.17%
Actual		$1,000.00	$918.30	$5.64
Hypothetical-C		$1,000.00	$1,019.25	$5.94

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

ASCV-SANN-0316
1.803738.112

Fidelity® Series Real Estate Income Fund Fidelity® Series Real Estate Income Fund Class F Semi-Annual Report January 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Equity Lifestyle Properties, Inc.	2.3	2.1
Acadia Realty Trust (SBI)	1.9	1.8
MFA Financial, Inc.	1.4	1.5
Ventas, Inc.	1.0	0.7
Stag Industrial, Inc. Series A, 9.00%	0.9	0.9
	7.5

Top 5 Bonds as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
RWT Holdings, Inc. 5.625% 11/15/19	1.2	0.7
Blackstone Mortgage Trust, Inc. 5.25% 12/1/18	1.0	1.0
iStar Financial, Inc. 5.875% 3/15/16	0.8	0.8
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20	0.8	0.8
IAS Operating Partnership LP 5% 3/15/18	0.8	0.7
	4.6

Top Five REIT Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Mortgage	16.7	16.5
REITs - Shopping Centers	4.9	5.0
REITs - Health Care	4.6	4.7
REITs - Office Property	4.5	4.6
REITs - Management/Investment	4.2	4.3

Asset Allocation (% of fund's net assets)

As of January 31, 2016*
Common Stocks	15.2%
Preferred Stocks	24.2%
Bonds	41.0%
Convertible Securities	7.2%
Other Investments	6.2%
Short-Term Investments and Net Other Assets (Liabilities)	6.2%

 * Foreign investments - 0.3%

As of July 31, 2015*
Common Stocks	14.7%
Preferred Stocks	24.2%
Bonds	42.4%
Convertible Securities	6.1%
Other Investments	6.9%
Short-Term Investments and Net Other Assets (Liabilities)	5.7%

 * Foreign investments - 0.3%

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 15.2%
	Shares	Value
FINANCIALS - 15.2%
Capital Markets - 0.1%
Ellington Financial LLC	61,200	$992,052
Real Estate Investment Trusts - 14.9%
Acadia Realty Trust (SBI)	459,000	15,651,900
American Campus Communities, Inc.	37,800	1,595,160
American Tower Corp.	17,800	1,679,252
Annaly Capital Management, Inc.	155,500	1,477,250
Anworth Mortgage Asset Corp.	191,300	814,938
Apartment Investment & Management Co. Class A	94,300	3,691,845
Arbor Realty Trust, Inc.	223,500	1,461,690
AvalonBay Communities, Inc.	11,500	1,972,135
Care Capital Properties, Inc.	8,200	245,508
CBL & Associates Properties, Inc.	260,500	2,800,375
Cedar Shopping Centers, Inc.	41,700	294,402
Chimera Investment Corp.	16,700	206,913
Community Healthcare Trust, Inc.	24,400	451,888
CYS Investments, Inc.	166,600	1,147,874
Douglas Emmett, Inc.	29,400	869,652
Dynex Capital, Inc.	228,300	1,369,800
Equity Lifestyle Properties, Inc.	288,100	18,991,537
Extra Space Storage, Inc.	30,900	2,802,321
First Potomac Realty Trust	114,600	1,121,934
Five Oaks Investment Corp.	15,700	73,162
Hatteras Financial Corp.	64,100	785,866
Invesco Mortgage Capital, Inc.	85,800	971,256
Lexington Corporate Properties Trust	496,100	3,636,413
MFA Financial, Inc.	1,716,300	10,898,505
Mid-America Apartment Communities, Inc.	50,100	4,700,382
Monmouth Real Estate Investment Corp. Class A	54,300	558,204
National Retail Properties, Inc.	25,000	1,073,500
New Senior Investment Group, Inc.	182,599	1,678,085
Newcastle Investment Corp.	153,599	546,812
NorthStar Realty Europe Corp.	104	982
NorthStar Realty Finance Corp.	138,250	1,641,028
Potlatch Corp.	70,800	2,041,872
Sabra Health Care REIT, Inc.	95,800	1,758,888
Select Income REIT	44,200	835,380
Senior Housing Properties Trust (SBI)	286,400	4,147,072
Simon Property Group, Inc.	10,800	2,011,824
Store Capital Corp.	77,600	1,923,704
Terreno Realty Corp.	181,061	4,070,251
The Macerich Co.	13,700	1,068,189
Two Harbors Investment Corp.	206,200	1,567,120
Ventas, Inc.	149,900	8,292,468
VEREIT, Inc.	128,400	989,964
Weyerhaeuser Co.	58,500	1,498,185
WP Carey, Inc.	82,400	4,799,800
WP Glimcher, Inc.	55,950	508,026
		120,723,312
Real Estate Management & Development - 0.2%
Kennedy-Wilson Holdings, Inc.	51,700	1,048,476

TOTAL FINANCIALS		122,763,840

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Chartwell Retirement Residence (a)(b)	14,700	133,789
TOTAL COMMON STOCKS
(Cost $106,996,929)		122,897,629

Preferred Stocks - 24.9%
Convertible Preferred Stocks - 0.7%
FINANCIALS - 0.7%
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc. Series D 7.00%	8,241	222,636
FelCor Lodging Trust, Inc. Series A, 1.95%	32,700	797,226
Lexington Corporate Properties Trust Series C, 6.50%	70,019	3,317,150
Weyerhaeuser Co. Series A, 6.375%	32,000	1,460,000
		5,797,012
Nonconvertible Preferred Stocks - 24.2%
FINANCIALS - 24.2%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	31,528	563,090
Real Estate Investment Trusts - 23.9%
AG Mortgage Investment Trust, Inc.:
8.00%	132,104	2,866,657
8.25%	300	6,768
Alexandria Real Estate Equities, Inc. Series E, 6.45%	24,001	622,106
American Capital Agency Corp.:
8.00%	120,000	3,024,000
Series B, 7.75%	16,000	377,600
American Capital Mortgage Investment Corp. Series A, 8.125%	33,100	781,160
American Homes 4 Rent:
Series A, 5.00%	238,619	6,046,605
Series B, 5.00%	134,563	3,455,578
Series C, 5.50%	138,310	3,524,139
Annaly Capital Management, Inc.:
Series A, 7.875%	150,300	3,746,979
Series C, 7.625%	24,839	589,429
Series D, 7.50%	83,513	1,949,193
Anworth Mortgage Asset Corp. Series A, 8.625%	178,800	4,398,480
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	61,725	1,525,842
Apollo Residential Mortgage, Inc. Series A, 8.00%	50,238	1,090,165
Arbor Realty Trust, Inc.:
7.375%	20,000	451,200
Series A, 8.25%	41,922	964,625
Series B, 7.75%	40,000	857,200
Series C, 8.50%	15,000	357,000
Armour Residential REIT, Inc. Series B, 7.875%	25,701	509,651
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	51,709	1,144,320
Series E, 9.00%	35,948	858,079
Bluerock Residental Growth (REIT), Inc. Series A 8.25% (a)	40,000	1,014,000
Brandywine Realty Trust Series E, 6.90%	21,000	538,860
Campus Crest Communities, Inc. Series A, 8.00%	132,676	3,566,331
Capstead Mortgage Corp. Series E, 7.50%	37,016	867,285
CBL & Associates Properties, Inc.:
Series D, 7.375%	67,200	1,632,960
Series E, 6.625%	45,505	1,015,672
Cedar Shopping Centers, Inc. Series B, 7.25%	113,018	2,825,450
Chesapeake Lodging Trust Series A, 7.75%	64,034	1,631,586
Colony Financial, Inc.:
7.125%	103,850	2,045,845
Series A, 8.50%	77,829	1,879,570
Series B, 7.50%	4,300	91,203
Coresite Realty Corp. Series A, 7.25%	42,600	1,109,730
Corporate Office Properties Trust Series L, 7.375%	136,869	3,479,210
CubeSmart Series A, 7.75%	40,000	1,036,000
CYS Investments, Inc.:
Series A, 7.75%	10,014	230,322
Series B, 7.50%	113,333	2,561,326
DDR Corp.:
Series J, 6.50%	70,181	1,786,808
Series K, 6.25%	25,489	644,107
Digital Realty Trust, Inc.:
Series E, 7.00%	40,181	1,030,643
Series F, 6.625%	20,000	522,800
Series G, 5.875%	28,270	702,792
Series H, 7.375%	10,000	267,700
DuPont Fabros Technology, Inc. Series B, 7.625%	73,798	1,868,565
Dynex Capital, Inc.:
Series A, 8.50%	96,313	2,181,489
Series B, 7.625%	47,335	1,017,703
Equity Commonwealth Series E, 7.25%	200,160	5,106,082
Equity Lifestyle Properties, Inc. Series C, 6.75%	182,313	4,627,104
Essex Property Trust, Inc. Series H, 7.125%	8,100	205,092
First Potomac Realty Trust 7.75%	83,695	2,127,527
Five Oaks Investment Corp. Series A, 8.75%	48,000	744,960
General Growth Properties, Inc. Series A, 6.375%	34,690	889,799
Gladstone Commercial Corp. Series C, 7.125%	67,762	1,717,767
Hatteras Financial Corp. Series A, 7.625%	89,188	2,081,648
Hersha Hospitality Trust Series B, 8.00%	18,928	476,607
Hospitality Properties Trust Series D, 7.125%	40,200	1,043,592
Inland Real Estate Corp.:
Series A, 8.125%	207,500	5,210,325
Series B, 6.95%	46,000	1,156,900
Invesco Mortgage Capital, Inc.:
Series A, 7.75%	30,151	648,247
Series B, 7.75%	170,898	3,657,217
Investors Real Estate Trust Series B, 7.95%	33,428	862,108
iStar Financial, Inc.:
Series D, 8.00%	15,010	310,557
Series E, 7.875%	43,106	883,673
Series F, 7.80%	137,664	2,808,346
Series G, 7.65%	84,000	1,722,000
Kilroy Realty Corp.:
Series G, 6.875%	20,300	524,552
Series H, 6.375%	31,704	803,062
LaSalle Hotel Properties:
Series H, 7.50%	37,192	937,238
Series I, 6.375%	47,339	1,121,934
LBA Realty Fund II Series B, 7.625%	118,900	2,652,956
MFA Financial, Inc.:
8.00%	108,747	2,733,900
Series B, 7.50%	188,749	4,528,089
Monmouth Real Estate Investment Corp. Series B, 7.875%	30,000	798,000
National Retail Properties, Inc.:
5.70%	46,124	1,158,635
Series D, 6.625%	46,667	1,217,075
New York Mortgage Trust, Inc.:
7.875%	101,433	2,044,889
Series B, 7.75%	70,013	1,415,663
NorthStar Realty Finance Corp.:
Series A 8.75%	1,500	31,380
Series B, 8.25%	77,484	1,497,766
Series C, 8.875%	115,595	2,400,908
Series D, 8.50%	45,035	882,686
Series E, 8.75%	77,921	1,557,641
Pebblebrook Hotel Trust:
Series A, 7.875%	119,000	2,997,610
Series B, 8.00%	37,400	955,570
Series C, 6.50%	71,026	1,753,632
Pennsylvania (REIT) 7.375%	55,408	1,399,052
Prologis, Inc. Series Q, 8.54%	15,800	984,538
PS Business Parks, Inc.:
Series S, 6.45%	5,665	146,440
Series T, 6.00%	26,000	661,700
Series U, 5.75%	102,483	2,577,447
Public Storage 6.375%	24,000	650,640
RAIT Financial Trust:
7.125%	82,863	1,786,526
7.625%	46,080	854,784
Regency Centers Corp.:
Series 6, 6.625%	31,239	815,026
Series 7, 6.00%	32,000	813,440
Retail Properties America, Inc. 7.00%	83,617	2,102,968
Sabra Health Care REIT, Inc. Series A, 7.125%	99,665	2,517,538
Saul Centers, Inc. Series C, 6.875%	69,596	1,795,577
Stag Industrial, Inc.:
Series A, 9.00%	280,000	7,198,800
Series B, 6.625%	10,000	248,800
Summit Hotel Properties, Inc. Series A, 9.25%	173,700	4,509,252
Sun Communities, Inc. Series A, 7.125%	59,000	1,525,740
Sunstone Hotel Investors, Inc. Series D, 8.00%	32,939	831,710
Taubman Centers, Inc. Series K, 6.25%	19,561	496,849
Terreno Realty Corp. Series A, 7.75%	81,048	2,107,248
UMH Properties, Inc.:
8.00%	120,000	3,285,600
Series A, 8.25%	97,931	2,516,827
Urstadt Biddle Properties, Inc.:
6.75%	33,500	858,605
Series F, 7.125%	30,000	769,500
VEREIT, Inc. Series F, 6.70%	253,683	6,139,129
Wells Fargo Real Estate Investment Corp. 6.375%	23,000	611,340
Welltower, Inc. 6.50%	33,400	877,752
WP Glimcher, Inc.:
6.875%	3,183	78,302
7.50%	53,575	1,346,876
		193,495,476
Real Estate Management & Development - 0.2%
Kennedy-Wilson, Inc. 7.75%	55,054	1,398,372
TOTAL FINANCIALS		195,456,938
TOTAL PREFERRED STOCKS
(Cost $202,404,892)		201,253,950
	Principal Amount	Value

Corporate Bonds - 23.9%
Convertible Bonds - 6.5%
FINANCIALS - 6.5%
Consumer Finance - 0.3%
Zais Financial Partners LP 8% 11/15/16 (b)	3,000,000	2,874,375
Diversified Financial Services - 1.2%
RWT Holdings, Inc. 5.625% 11/15/19	10,590,000	9,464,813
Real Estate Investment Trusts - 4.2%
American Realty Capital Properties, Inc. 3.75% 12/15/20	1,630,000	1,463,944
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19	1,180,000	1,168,200
Blackstone Mortgage Trust, Inc. 5.25% 12/1/18	8,080,000	7,973,950
Campus Crest Communities Operating Partnership LP 4.75% 10/15/18 (b)	3,000,000	2,962,500
Colony Financial, Inc.:
3.875% 1/15/21	2,090,000	1,827,444
5% 4/15/23	2,095,000	1,889,428
Colony Starwood Homes 4.5% 10/15/17	390,000	386,588
PennyMac Corp. 5.375% 5/1/20	5,762,000	5,301,040
RAIT Financial Trust 4% 10/1/33	7,370,000	5,495,256
Redwood Trust, Inc. 4.625% 4/15/18	2,200,000	2,029,500
Resource Capital Corp.:
6% 12/1/18	690,000	633,075
8% 1/15/20	2,150,000	2,071,611
Spirit Realty Capital, Inc. 3.75% 5/15/21	500,000	483,750
Starwood Property Trust, Inc. 3.75% 10/15/17	650,000	636,188
		34,322,474
Thrifts & Mortgage Finance - 0.8%
IAS Operating Partnership LP 5% 3/15/18 (b)	6,700,000	6,306,375
TOTAL FINANCIALS		52,968,037
Nonconvertible Bonds - 17.4%
CONSUMER DISCRETIONARY - 4.8%
Hotels, Restaurants & Leisure - 0.7%
FelCor Lodging LP 6% 6/1/25	1,380,000	1,393,800
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	1,555,000	1,601,650
Times Square Hotel Trust 8.528% 8/1/26 (b)	2,398,487	2,843,370
		5,838,820
Household Durables - 4.1%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (b)	2,100,000	1,785,000
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)	1,060,000	930,150
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (b)	2,000,000	1,685,000
6.5% 12/15/20 (b)	395,000	357,475
Calatlantic Group, Inc.:
5.875% 11/15/24	630,000	653,625
8.375% 5/15/18	3,737,000	4,120,043
D.R. Horton, Inc.:
4.375% 9/15/22	825,000	820,875
5.75% 8/15/23	490,000	515,725
6.5% 4/15/16	811,000	816,069
KB Home:
8% 3/15/20	2,395,000	2,448,888
9.1% 9/15/17	1,185,000	1,267,950
Lennar Corp.:
4.125% 12/1/18	1,220,000	1,232,200
4.5% 6/15/19	400,000	410,000
6.95% 6/1/18	1,075,000	1,147,563
Meritage Homes Corp.:
6% 6/1/25	2,085,000	2,032,875
7% 4/1/22	2,005,000	2,055,125
7.15% 4/15/20	1,940,000	2,022,450
Ryland Group, Inc.:
6.625% 5/1/20	445,000	479,488
8.4% 5/15/17	1,446,000	1,539,990
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)	760,000	710,600
William Lyon Homes, Inc.:
7% 8/15/22	820,000	787,200
7% 8/15/22 (b)	425,000	408,000
8.5% 11/15/20	4,320,000	4,460,400
		32,686,691
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	240,000	245,400
TOTAL CONSUMER DISCRETIONARY		38,770,911
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	495,000	447,975
FINANCIALS - 11.3%
Diversified Financial Services - 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	820,000	732,875
6% 8/1/20	3,500,000	3,285,275
		4,018,150
Real Estate Investment Trusts - 7.9%
American Campus Communities Operating Partnership LP 4.125% 7/1/24	1,000,000	1,012,408
ARC Properties Operating Partnership LP 4.6% 2/6/24	605,000	569,456
CBL & Associates LP 5.25% 12/1/23	2,000,000	1,963,356
Crown Castle International Corp. 5.25% 1/15/23	1,500,000	1,597,500
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	1,590,000	1,582,845
CubeSmart LP 4.8% 7/15/22	1,000,000	1,089,557
DCT Industrial Operating Partnership LP 4.5% 10/15/23	2,000,000	2,045,472
DDR Corp.:
7.5% 7/15/18	2,407,000	2,695,996
9.625% 3/15/16	2,254,000	2,276,157
DuPont Fabros Technology LP 5.875% 9/15/21	2,000,000	2,060,000
Equity One, Inc. 6.25% 1/15/17	811,000	841,974
HCP, Inc. 4% 6/1/25	2,000,000	1,965,104
Health Care Property Investors, Inc. 6.3% 9/15/16	3,850,000	3,962,016
Health Care REIT, Inc.:
4% 6/1/25	1,010,000	1,006,189
4.125% 4/1/19	1,000,000	1,047,985
Healthcare Realty Trust, Inc. 3.75% 4/15/23	801,000	801,344
Highwoods/Forsyth LP:
3.625% 1/15/23	393,000	389,586
5.85% 3/15/17	2,593,000	2,703,278
Hospitality Properties Trust:
5% 8/15/22	823,000	850,096
5.625% 3/15/17	1,248,000	1,288,760
6.7% 1/15/18	811,000	857,863
HRPT Properties Trust 6.25% 8/15/16	4,000,000	4,005,476
iStar Financial, Inc.:
3.875% 7/1/16	525,000	522,375
4% 11/1/17	2,540,000	2,393,950
5% 7/1/19	2,500,000	2,350,000
5.85% 3/15/17	825,000	839,438
5.875% 3/15/16	6,800,000	6,791,500
7.125% 2/15/18	1,010,000	1,002,425
9% 6/1/17	2,430,000	2,484,675
Lexington Corporate Properties Trust 4.25% 6/15/23	2,500,000	2,517,663
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22	1,685,000	1,710,275
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	455,000	436,494
4.95% 4/1/24	627,000	636,585
Potlatch Corp. 7.5% 11/1/19	811,000	888,045
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20	811,000	956,060
Senior Housing Properties Trust:
4.75% 5/1/24	849,000	839,006
6.75% 4/15/20	576,000	644,706
6.75% 12/15/21	2,000,000	2,274,922
		63,900,537
Real Estate Management & Development - 2.3%
Brandywine Operating Partnership LP 6% 4/1/16	811,000	816,798
CBRE Group, Inc.:
5% 3/15/23	1,225,000	1,235,651
5.25% 3/15/25	625,000	645,658
Forestar U.S.A. Real Estate Group 8.5% 6/1/22 (b)	2,130,000	1,954,275
Host Hotels & Resorts LP 6% 10/1/21	485,000	549,816
Howard Hughes Corp. 6.875% 10/1/21 (b)	3,115,000	3,115,000
Hunt Companies, Inc. 9.625% 3/1/21 (b)	1,540,000	1,378,300
Kennedy-Wilson, Inc. 5.875% 4/1/24	3,360,000	3,208,800
Mid-America Apartments LP:
3.75% 6/15/24	337,000	336,407
6.05% 9/1/16	1,216,000	1,244,750
Realogy Group LLC/Realogy Co.-Issuer Corp.:
4.5% 4/15/19 (b)	1,005,000	1,020,075
5.25% 12/1/21 (b)	1,280,000	1,304,000
Regency Centers LP 5.875% 6/15/17	364,000	383,925
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (b)	495,000	449,831
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	597,000	626,371
		18,269,657
Thrifts & Mortgage Finance - 0.6%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (b)	1,025,000	1,045,500
Ocwen Financial Corp. 6.625% 5/15/19	4,740,000	4,183,050
		5,228,550
TOTAL FINANCIALS		91,416,894
HEALTH CARE - 1.0%
Health Care Providers & Services - 1.0%
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	3,500,000	3,508,750
5.5% 2/1/21	4,450,000	4,539,000
		8,047,750
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17	785,000	783,038
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	1,000,000	1,015,000

TOTAL NONCONVERTIBLE BONDS		140,481,568

TOTAL CORPORATE BONDS
(Cost $195,562,198)		193,449,605

Asset-Backed Securities - 2.3%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)	1,740,000	1,751,810
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)	1,354,586	1,288,620
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)	1,451,000	1,414,037
Class XS, 0% 10/17/45 (b)(c)	965,195	0
Colony American Homes Series 2014-2A Class F, 3.768% 7/17/31 (b)(d)	1,090,000	1,018,898
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	1,293,429
Series 2002-2 Class M2, 9.163% 3/1/33	2,026,000	1,680,607
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	914,189	951,007
Invitation Homes Trust:
Series 2013-SFR1 Class F, 4.068% 12/17/30 (b)(d)	1,750,000	1,664,629
Series 2014-SFR1 Class F, 4.1005% 6/17/31 (b)(d)	756,000	714,922
Series 2014-SFR3:
Class E, 4.926% 12/17/31 (b)(d)	842,000	834,584
Class F, 5.426% 12/17/31 (b)(d)	426,000	414,235
Series 2015-SFR2 Class E, 3.5005% 6/17/32 (b)(d)	450,000	423,481
Series 2015-SFR3 Class F, 5.1005% 8/17/32 (b)(d)	2,000,000	1,924,643
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	3,162,328	2,125,869
Progress Residential Trust Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)	588,000	592,547
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	212,363	186,696
Starwood Waypoint Residential Trust Series 2014-1 Class F, 4.9005% 1/17/32 (b)(d)	780,000	748,388
TOTAL ASSET-BACKED SECURITIES
(Cost $18,503,485)		19,028,402

Collateralized Mortgage Obligations - 0.5%
Private Sponsor - 0.5%
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3578% 12/25/46 (b)(d)	811,000	887,970
Series 2010-K7 Class B, 5.4407% 4/25/20 (b)(d)	2,605,000	2,873,915
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (b)	66,670	67,717
TOTAL PRIVATE SPONSOR
(Cost $3,365,084)		3,829,602

Commercial Mortgage Securities - 20.8%
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (b)(d)	2,000,000	1,962,867
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.3381% 11/10/42 (d)	288,313	288,049
Bank of America Commercial Mortgage Trust Series 2015-UBS7 Class D, 3.167% 9/15/48	500,000	342,638
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class F, 4.2844% 9/10/28 (b)(d)	800,000	691,172
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR11 Class AJ, 5.5101% 3/11/39 (d)	2,432,000	2,430,505
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.4596% 8/15/29 (b)(d)	500,000	464,992
Series 2014-CLMZ Class M, 6.1535% 8/15/29 (b)(d)	2,065,352	1,946,728
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 4.1755% 8/15/26 (b)(d)	1,500,000	1,495,262
Carefree Portfolio Trust floater Series 2014-CARE:
Class E, 4.426% 11/15/19 (b)(d)	1,445,000	1,425,372
Class MZA, 6.4025% 11/15/19 (b)(d)	3,873,000	3,819,919
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class F, 3.7859% 4/10/28 (b)(d)	1,063,000	973,835
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (b)	1,621,000	1,688,292
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.1045% 9/10/46 (b)(d)	2,496,000	2,235,719
Series 2015-SHP2 Class E, 4.681% 7/15/27 (b)(d)	567,000	552,708
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	2,000,000	1,509,337
Series 2013-CR10 Class D, 4.7911% 8/10/46 (b)(d)	1,300,000	1,144,381
Series 2013-CR12 Class D, 5.0842% 10/10/46 (b)(d)	2,900,000	2,658,523
Series 2013-CR9 Class D, 4.2572% 7/10/45 (b)(d)	2,397,000	2,097,008
Series 2013-LC6 Class D, 4.2855% 1/10/46 (b)(d)	1,912,000	1,686,221
Series 2014-UBS2 Class D, 5.0152% 3/10/47 (b)(d)	537,000	451,699
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.9455% 5/10/43 (b)(d)	2,000,000	1,998,563
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (b)	1,034,987	1,003,501
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR1:
Class C, 5.3634% 5/15/45 (d)	3,000,000	3,186,564
Class D, 5.3634% 5/15/45 (b)(d)	1,917,000	1,873,487
Series 2012-CR2 Class D, 4.8548% 8/15/45 (b)(d)	500,000	495,074
Series 2012-LC4:
Class C, 5.6447% 12/10/44 (d)	780,000	838,818
Class D, 5.6447% 12/10/44 (b)(d)	2,830,000	2,795,538
Core Industrial Trust Series 2015-TEXW Class F, 3.8487% 2/10/34 (b)(d)	1,212,000	1,081,527
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (b)	286,635	289,421
CSMC Trust floater Series 2015-DEAL:
Class E, 4.426% 4/15/29 (b)(d)	2,000,000	1,894,887
Class F, 5.176% 4/15/29 (b)(d)	2,947,000	2,823,599
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (b)(d)	2,047,000	1,872,835
DBUBS Mortgage Trust Series 2011-LC1A:
Class E, 5.6634% 11/10/46 (b)(d)	2,450,000	2,541,677
Class G, 4.652% 11/10/46 (b)	2,157,000	1,828,467
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (b)	2,000,000	2,001,009
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.5754% 12/25/43 (c)(d)	4,947,000	562,530
Series K012 Class X3, 2.2509% 1/25/41 (c)(d)	2,798,806	289,349
Series K013 Class X3, 2.9064% 1/25/43 (c)(d)	4,806,000	610,942
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.3822% 12/15/19 (b)(d)	2,254,000	2,083,728
Class FFX, 3.3822% 12/15/19 (b)(d)	1,478,000	1,319,234
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (d)	402,406	420,595
GP Portfolio Trust Series 2014-GPP Class E, 4.1805% 2/15/27 (b)(d)	1,615,000	1,583,839
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.1881% 12/10/43 (b)(d)	2,000,000	1,976,020
Series 2011-GC5 Class D, 5.3078% 8/10/44 (b)(d)	857,000	860,671
Series 2012-GC6:
Class C, 5.6314% 1/10/45 (b)(d)	2,400,000	2,538,810
Class D, 5.6314% 1/10/45 (b)(d)	1,786,000	1,732,393
Class E, 5% 1/10/45 (b)(d)	831,000	715,883
Series 2012-GCJ7:
Class C, 5.7229% 5/10/45 (d)	3,500,000	3,694,500
Class D, 5.7229% 5/10/45 (b)(d)	2,690,000	2,598,359
Class E, 5% 5/10/45 (b)	1,760,000	1,422,582
Series 2012-GCJ9 Class D, 4.8524% 11/10/45 (b)(d)	1,339,000	1,221,012
Series 2013-GC16:
Class D, 5.3158% 11/10/46 (b)(d)	3,250,000	2,911,433
Class F, 3.5% 11/10/46 (b)	1,428,000	1,022,074
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.5805% 7/15/29 (b)(d)	639,000	613,133
Series 2013-HLT Class EFX, 4.4533% 11/5/30 (b)(d)	4,250,000	4,244,742
Invitation Homes Trust floater Series 2013-SFR1 Class E, 3.068% 12/17/30 (b)(d)	1,500,000	1,427,129
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.4229% 1/12/37 (b)(d)	756,000	752,431
Series 2009-IWST Class D, 7.4453% 12/5/27 (b)(d)	2,779,000	3,230,835
Series 2010-CNTR Class D, 6.1838% 8/5/32 (b)(d)	1,216,000	1,341,050
Series 2012-CBX:
Class C, 5.2377% 6/15/45 (d)	1,240,000	1,277,609
Class G 4% 6/15/45 (b)	805,000	560,573
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-FBLU Class E, 3.8305% 12/15/28 (b)(d)	2,076,000	2,045,677
Series 2014-INN:
Class E, 4.026% 6/15/29 (b)(d)	1,059,000	1,040,570
Class F, 4.426% 6/15/29 (b)(d)	1,255,000	1,228,898
Series 2005-LDP2 Class C, 4.911% 7/15/42 (d)	4,000,000	3,999,809
Series 2011-C4 Class E, 5.4145% 7/15/46 (b)(d)	1,390,000	1,383,343
Series 2013-LC11:
Class D, 4.2384% 4/15/46 (d)	500,000	432,669
Class F, 3.25% 4/15/46 (b)(d)	482,000	315,282
Series 2015-UES Class F, 3.621% 9/5/32 (b)(d)	1,500,000	1,361,860
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 5.8401% 6/15/38 (d)	2,511,000	2,535,992
Mach One Trust LLC Series 2004-1A Class H, 6.0648% 5/28/40 (b)(d)	91,080	90,852
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6573% 11/15/45 (b)(d)	2,000,000	1,840,773
Series 2013-C12 Class D, 4.7664% 10/15/46 (b)(d)	1,500,000	1,366,939
Series 2013-C13:
Class D, 4.8939% 11/15/46 (b)(d)	2,500,000	2,285,784
Class E, 4.8939% 11/15/46 (b)(d)	621,000	496,469
Series 2013-C7 Class E, 4.2965% 2/15/46 (b)(d)	1,490,000	1,259,740
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41	3,769,000	3,832,267
Series 2012-C4 Class E, 5.5245% 3/15/45 (b)(d)	2,250,000	2,198,106
Series 1997-RR Class F, 7.4216% 4/30/39 (b)(d)	159,964	157,165
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)	1,626,968	1,628,824
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43	3,242,000	3,316,835
Series 2011-C1 Class C, 5.4382% 9/15/47 (b)(d)	2,000,000	2,141,870
Series 2011-C2:
Class D, 5.3028% 6/15/44 (b)(d)	1,532,000	1,587,386
Class E, 5.3028% 6/15/44 (b)(d)	1,946,000	1,944,976
Class F, 5.3028% 6/15/44 (b)(d)	1,467,000	1,364,097
Class XB, 0.4583% 6/15/44 (b)(c)(d)	51,641,000	1,288,159
Series 2011-C3:
Class C, 5.1783% 7/15/49 (b)(d)	2,000,000	2,117,105
Class G, 5.1783% 7/15/49 (b)(d)	606,000	493,919
Series 2012-C4 Class D, 5.5245% 3/15/45 (b)(d)	1,640,000	1,654,223
Series 2015-UBS8 Class D, 3.25% 12/15/48 (b)	987,000	687,383
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)	5,094,000	4,891,659
Class F, 5% 2/5/30 (b)	1,975,000	1,817,106
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(d)	1,000,000	831,739
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	1,305,298	1,604,995
SCG Trust Series 2013-SRP1 Class D, 3.6742% 11/15/26 (b)(d)	1,500,000	1,456,782
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (b)	2,026,000	2,043,576
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5344% 5/10/45 (b)(d)	645,000	637,503
UBS-BAMLL Trust Series 12-WRM Class D, 4.238% 6/10/30 (b)(d)	1,460,000	1,370,237
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)	2,100,000	2,211,284
Class D, 5.5722% 3/15/44 (b)(d)	1,000,000	1,016,292
Series 2011-C5:
Class C, 5.6343% 11/15/44 (b)(d)	1,250,000	1,344,093
Class F, 5.25% 11/15/44 (b)(d)	2,000,000	1,610,933
Class G, 5.25% 11/15/44 (b)(d)	1,000,000	765,541
Series 2012-C10 Class E, 4.4542% 12/15/45 (b)(d)	910,000	687,221
Series 2012-C7 Class D, 4.8377% 6/15/45 (b)(d)	620,000	615,829
Series 2013-UBS1 Class D, 4.6299% 3/15/46 (b)(d)	332,000	294,932
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 4.0508% 11/15/29 (b)(d)	952,061	942,714
Class G, 3.3505% 11/15/29 (b)(d)	624,263	567,549
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $162,233,788)		168,208,607

Bank Loan Obligations - 6.2%
CONSUMER DISCRETIONARY - 2.5%
Hotels, Restaurants & Leisure - 1.8%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (d)	3,185,000	2,769,358
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (d)	2,524,118	2,086,613
Cooper Hotel Group 12% 11/6/17	2,302,394	2,417,514
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (d)	2,091,280	2,096,508
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (d)	405,000	398,419
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (d)	2,780,455	2,774,032
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (d)	2,023,274	1,939,814
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (d)	236,373	228,100
		14,710,358
Media - 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (d)	1,598,438	1,576,955
Multiline Retail - 0.3%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (d)	2,576,554	2,515,361
Specialty Retail - 0.2%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 5.5% 10/11/18 (d)	1,319,200	1,317,551

TOTAL CONSUMER DISCRETIONARY		20,120,225

CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Albertson's LLC:
Tranche B 3LN, term loan 5.125% 8/25/19 (d)	1,227,188	1,199,576
Tranche B 5LN, term loan 12/21/22 (e)	995,000	971,369
		2,170,945
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (d)	2,000,000	1,800,000
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (d)	831,185	796,383
		2,596,383
FINANCIALS - 1.6%
Real Estate Investment Trusts - 0.3%
Starwood Property Trust, Inc. Tranche B, term loan 3.5% 4/17/20 (d)	2,437,343	2,395,714
Real Estate Management & Development - 1.2%
AmeriCold Reality Operating Partnership LP Tranche B, term loan 6.5% 12/1/22 (d)	1,655,000	1,650,863
NorthStar Asset Management LP Tranche B 1LN, term loan 4.625% 1/29/23 (d)	990,000	955,350
Realogy Corp. Credit-Linked Deposit 4.6795% 10/10/16 (d)	75,692	74,557
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (d)	6,824,024	6,769,432
		9,450,202
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (d)	1,321,598	1,319,126

TOTAL FINANCIALS		13,165,042

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Community Health Systems, Inc.:
Tranche F, term loan 3.6567% 12/31/18 (d)	992,500	975,816
Tranche H, term loan 4% 1/27/21 (d)	1,552,031	1,491,890
		2,467,706
INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.1%
Pilot Travel Centers LLC Tranche B, term loan 3.75% 10/3/21 (d)	1,440,000	1,439,640
Construction & Engineering - 0.2%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (d)	1,517,565	1,493,860

TOTAL INDUSTRIALS		2,933,500

UTILITIES - 0.9%
Electric Utilities - 0.5%
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (d)	979,959	920,553
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (d)	979,260	952,330
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (d)	1,656,957	1,583,636
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (d)	529,650	521,705
		3,978,224
Independent Power and Renewable Electricity Producers - 0.4%
Calpine Corp. Tranche B 4LN, term loan 4% 10/31/20 (d)	1,960,000	1,900,220
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (d)	1,286,752	1,137,167
		3,037,387

TOTAL UTILITIES		7,015,611

TOTAL BANK LOAN OBLIGATIONS
(Cost $51,946,496)		50,469,412
	Shares	Value

Money Market Funds - 6.2%
Fidelity Cash Central Fund, 0.38% (f)
(Cost $50,015,480)	50,015,480	50,015,480
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $791,028,352)		809,152,687
NET OTHER ASSETS (LIABILITIES) - 0.0%		327,647
NET ASSETS - 100%		$809,480,334

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $188,480,922 or 23.3% of net assets.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) The coupon rate will be determined upon settlement of the loan after period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$46,757

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$324,017,790	$315,380,510	$8,637,280	$--
Health Care	133,789	133,789	--	--
Corporate Bonds	193,449,605	--	193,449,605	--
Asset-Backed Securities	19,028,402	--	16,715,837	2,312,565
Collateralized Mortgage Obligations	3,829,602	--	3,829,602	--
Commercial Mortgage Securities	168,208,607	--	168,208,607	--
Bank Loan Obligations	50,469,412	--	47,977,341	2,492,071
Money Market Funds	50,015,480	50,015,480	--	--
Total Investments in Securities:	$809,152,687	$365,529,779	$438,818,272	$4,804,636

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	0.6%
AAA,AA,A	4.5%
BBB	11.9%
BB	13.4%
B	10.4%
CCC,CC,C	1.2%
Not Rated	11.7%
Equities	40.1%
Short-Term Investments and Net Other Assets	6.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $741,012,872)	$759,137,207
Fidelity Central Funds (cost $50,015,480)	50,015,480
Total Investments (cost $791,028,352)		$809,152,687
Cash		74,236
Receivable for investments sold		247,517
Receivable for fund shares sold		639,448
Dividends receivable		332,852
Interest receivable		4,308,743
Distributions receivable from Fidelity Central Funds		14,765
Prepaid expenses		1,390
Other receivables		732
Total assets		814,772,370
Liabilities
Payable for investments purchased	$4,455,861
Payable for fund shares redeemed	336,897
Accrued management fee	369,870
Other affiliated payables	81,763
Other payables and accrued expenses	47,645
Total liabilities		5,292,036
Net Assets		$809,480,334
Net Assets consist of:
Paid in capital		$786,863,770
Undistributed net investment income		1,854,332
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,637,894
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,124,338
Net Assets		$809,480,334
Series Real Estate Income:
Net Asset Value, offering price and redemption price per share ($383,410,519 ÷ 36,293,826 shares)		$10.56
Class F:
Net Asset Value, offering price and redemption price per share ($426,069,815 ÷ 40,325,526 shares)		$10.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$9,026,959
Interest		13,851,044
Income from Fidelity Central Funds		46,757
Total income		22,924,760
Expenses
Management fee	$2,259,655
Transfer agent fees	317,675
Accounting fees and expenses	180,083
Custodian fees and expenses	7,369
Independent trustees' compensation	1,808
Audit	45,550
Legal	1,528
Miscellaneous	2,344
Total expenses before reductions	2,816,012
Expense reductions	(6,561)	2,809,451
Net investment income (loss)		20,115,309
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,258,987
Foreign currency transactions	(15)
Total net realized gain (loss)		4,258,972
Change in net unrealized appreciation (depreciation) on: Investment securities	(32,952,375)
Assets and liabilities in foreign currencies	8
Total change in net unrealized appreciation (depreciation)		(32,952,367)
Net gain (loss)		(28,693,395)
Net increase (decrease) in net assets resulting from operations		$(8,578,086)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,115,309	$42,892,013
Net realized gain (loss)	4,258,972	10,015,807
Change in net unrealized appreciation (depreciation)	(32,952,367)	(10,965,973)
Net increase (decrease) in net assets resulting from operations	(8,578,086)	41,941,847
Distributions to shareholders from net investment income	(26,163,859)	(45,472,455)
Distributions to shareholders from net realized gain	(8,001,126)	(20,829,892)
Total distributions	(34,164,985)	(66,302,347)
Share transactions - net increase (decrease)	23,038,804	24,549,288
Total increase (decrease) in net assets	(19,704,267)	188,788
Net Assets
Beginning of period	829,184,601	828,995,813
End of period (including undistributed net investment income of $1,854,332 and undistributed net investment income of $7,902,882, respectively)	$809,480,334	$829,184,601

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Real Estate Income

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.13	$11.47	$11.41	$11.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.26	.56	.58	.67	.47
Net realized and unrealized gain (loss)	(.38)	(.01)	.31	.46	.97
Total from investment operations	(.12)	.55	.89	1.13	1.44
Distributions from net investment income	(.34)	(.61)	(.59)	(.66)	(.33)
Distributions from net realized gain	(.11)	(.29)	(.24)	(.16)	(.01)
Total distributions	(.45)	(.89)C	(.83)	(.82)	(.34)
Net asset value, end of period	$10.56	$11.13	$11.47	$11.41	$11.10
Total ReturnD,E	(1.10)%	5.05%	8.33%	10.50%	14.67%
Ratios to Average Net AssetsF,G
Expenses before reductions	.77%H	.77%	.77%	.79%	.80%H
Expenses net of fee waivers, if any	.77%H	.77%	.77%	.79%	.80%H
Expenses net of all reductions	.77%H	.77%	.77%	.79%	.80%H
Net investment income (loss)	4.80%H	5.03%	5.15%	5.85%	5.70%H
Supplemental Data
Net assets, end of period (000 omitted)	$383,411	$401,861	$409,084	$415,192	$416,151
Portfolio turnover rateI	16%H	19%	33%	25%	29%H

 A For the period October 20, 2011 (commencement of operations) to July 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.89 per share is comprised of distributions from net investment income of $.606 and distributions from net realized gain of $.288 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Real Estate Income Fund Class F

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.14	$11.48	$11.41	$11.11	$10.00
Income from Investment Operations
Net investment income (loss)B	.27	.58	.60	.69	.48
Net realized and unrealized gain (loss)	(.38)	(.01)	.32	.45	.98
Total from investment operations	(.11)	.57	.92	1.14	1.46
Distributions from net investment income	(.35)	(.62)	(.60)	(.68)	(.34)
Distributions from net realized gain	(.11)	(.29)	(.24)	(.16)	(.01)
Total distributions	(.46)	(.91)	(.85)C	(.84)	(.35)
Net asset value, end of period	$10.57	$11.14	$11.48	$11.41	$11.11
Total ReturnD,E	(1.00)%	5.22%	8.60%	10.60%	14.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	.61%H	.61%	.61%	.61%	.62%H
Expenses net of fee waivers, if any	.61%H	.61%	.61%	.61%	.62%H
Expenses net of all reductions	.61%H	.61%	.61%	.61%	.62%H
Net investment income (loss)	4.96%H	5.19%	5.32%	6.02%	5.88%H
Supplemental Data
Net assets, end of period (000 omitted)	$426,070	$427,323	$419,911	$391,490	$286,854
Portfolio turnover rateI	16%H	19%	33%	25%	29%H

 A For the period October 20, 2011 (commencement of operations) to July 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.85 per share is comprised of distributions from net investment income of $.604 and distributions from net realized gain of $.242 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Series Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Real Estate Income and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), equity-debt classifications, certain conversion ratio adjustments, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$50,533,586
Gross unrealized depreciation	(32,450,608)
Net unrealized appreciation (depreciation) on securities	$18,082,978
Tax cost	$791,069,709

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $71,006,170 and $63,644,718, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Real Estate Income. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Series Real Estate Income	$317,675.16

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $459 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $551 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,383 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $222.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,956.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Series Real Estate Income	$12,281,092	$21,727,712
Class F	13,882,767	23,744,743
Total	$26,163,859	$45,472,455
From net realized gain
Series Real Estate Income	$3,833,583	$10,207,221
Class F	4,167,543	10,622,671
Total	$8,001,126	$20,829,892

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Series Real Estate Income
Shares sold	930,880	2,035,991	$10,096,667	$22,922,397
Reinvestment of distributions	1,505,515	2,871,749	16,114,675	31,934,933
Shares redeemed	(2,237,466)	(4,463,283)	(24,281,406)	(50,201,779)
Net increase (decrease)	198,929	444,457	$1,929,936	$4,655,551
Class F
Shares sold	2,141,684	4,231,772	$23,217,608	$47,649,383
Reinvestment of distributions	1,686,551	3,090,749	18,050,310	34,367,414
Shares redeemed	(1,874,474)	(5,535,580)	(20,159,050)	(62,123,060)
Net increase (decrease)	1,953,761	1,786,941	$21,108,868	$19,893,737

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Series Real Estate Income	.77%
Actual		$1,000.00	$989.00	$3.85
Hypothetical-C		$1,000.00	$1,021.27	$3.91
Class F	.61%
Actual		$1,000.00	$990.00	$3.05
Hypothetical-C		$1,000.00	$1,022.07	$3.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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SRE-SANN-0316
1.924313.104

Fidelity® OTC Portfolio Semi-Annual Report January 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.4	9.2
Alphabet, Inc. Class A	5.3	3.9
Amazon.com, Inc.	4.6	5.7
Activision Blizzard, Inc.	4.4	2.7
Facebook, Inc. Class A	4.2	2.8
Alphabet, Inc. Class C	4.0	4.0
Microsoft Corp.	4.0	3.5
Tesla Motors, Inc.	3.4	1.9
NVIDIA Corp.	3.0	1.8
athenahealth, Inc.	2.8	2.4
	41.1

Top Five Market Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	50.1	47.2
Health Care	19.8	20.9
Consumer Discretionary	16.6	16.6
Consumer Staples	4.9	6.4
Financials	4.7	4.0

Asset Allocation (% of fund's net assets)

As of January 31, 2016*
Stocks	96.6%
Convertible Securities	3.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 7.8%

As of July 31, 2015*
Stocks	97.4%
Convertible Securities	2.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 9.6%

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.2%
Automobiles - 3.4%
Tesla Motors, Inc. (a)(b)	2,148,099	$410,717
Diversified Consumer Services - 0.2%
2U, Inc. (a)(b)	1,118,041	22,573
Hotels, Restaurants & Leisure - 1.6%
Buffalo Wild Wings, Inc. (a)	218,900	33,338
Chipotle Mexican Grill, Inc. (a)	94,500	42,806
Intrawest Resorts Holdings, Inc. (a)	726,835	6,113
Panera Bread Co. Class A (a)	130,300	25,278
Starbucks Corp.	1,289,420	78,358
Vail Resorts, Inc.	85,500	10,688
		196,581
Internet & Catalog Retail - 7.1%
Amazon.com, Inc. (a)	928,398	544,970
Etsy, Inc. (b)	1,870,275	14,513
Groupon, Inc. Class A (a)(b)(c)	62,409,181	169,753
Netflix, Inc. (a)	126,200	11,590
Wayfair LLC Class A (a)(b)	2,482,768	112,221
		853,047
Media - 2.3%
Altice NV (a)	1,015,500	14,379
Charter Communications, Inc. Class A (a)(b)	1,025,300	175,695
Liberty Global PLC:
Class A (a)	1,860,400	64,016
LiLAC Class A (a)	23,980	844
Twenty-First Century Fox, Inc. Class A	837,400	22,585
		277,519
Specialty Retail - 0.5%
Ross Stores, Inc.	1,001,900	56,367
Textiles, Apparel & Luxury Goods - 1.1%
lululemon athletica, Inc. (a)(b)	1,091,146	67,727
Ralph Lauren Corp.	551,500	62,044
		129,771

TOTAL CONSUMER DISCRETIONARY		1,946,575

CONSUMER STAPLES - 4.8%
Beverages - 0.5%
Monster Beverage Corp.	431,400	58,252
Food & Staples Retailing - 3.2%
Costco Wholesale Corp.	1,566,350	236,707
Sprouts Farmers Market LLC (a)	501,000	11,423
Walgreens Boots Alliance, Inc.	1,701,200	135,620
		383,750
Food Products - 1.1%
Mondelez International, Inc.	3,184,400	137,248

TOTAL CONSUMER STAPLES		579,250

ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Oceaneering International, Inc.	319,700	10,822
Oil, Gas & Consumable Fuels - 0.3%
Anadarko Petroleum Corp.	407,800	15,941
Diamondback Energy, Inc.	111,100	8,394
EOG Resources, Inc.	194,900	13,842
		38,177

TOTAL ENERGY		48,999

FINANCIALS - 4.4%
Banks - 2.9%
Bank of America Corp.	3,897,600	55,112
Citigroup, Inc.	1,526,000	64,977
Commerce Bancshares, Inc.	784,189	32,254
Fifth Third Bancorp	515,900	8,151
Huntington Bancshares, Inc.	1,784,000	15,307
JPMorgan Chase & Co.	811,400	48,278
Signature Bank (a)	261,300	36,410
UMB Financial Corp.	531,500	24,927
Wells Fargo & Co.	1,324,900	66,550
		351,966
Capital Markets - 0.4%
Carlyle Group LP	630,500	8,625
Northern Trust Corp.	537,600	33,374
		41,999
Consumer Finance - 1.1%
Capital One Financial Corp.	1,407,400	92,354
LendingClub Corp. (a)(b)	5,370,400	39,634
		131,988
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (d)	29,911	1,501

TOTAL FINANCIALS		527,454

HEALTH CARE - 19.3%
Biotechnology - 15.0%
Acceleron Pharma, Inc. (a)	262,300	8,053
Aduro Biotech, Inc. (e)	1,938,567	28,070
Alexion Pharmaceuticals, Inc. (a)	1,132,389	165,250
Alkermes PLC (a)	1,053,536	33,724
Alnylam Pharmaceuticals, Inc. (a)	138,100	9,521
Amgen, Inc.	875,400	133,700
Anacor Pharmaceuticals, Inc. (a)	825,300	62,005
Array BioPharma, Inc. (a)(b)	2,200,963	6,801
Avalanche Biotechnologies, Inc. (a)	988,352	5,930
BioCryst Pharmaceuticals, Inc. (a)	2,815,264	19,622
Biogen, Inc. (a)	798,700	218,093
BioMarin Pharmaceutical, Inc. (a)	1,773,956	131,308
bluebird bio, Inc. (a)	164,013	6,784
Blueprint Medicines Corp. (b)	382,300	6,010
Celgene Corp. (a)	693,100	69,532
Celldex Therapeutics, Inc. (a)(b)	1,273,285	10,568
Cellectis SA sponsored ADR	371,100	8,298
Chiasma, Inc. (a)(b)	349,820	3,603
Chimerix, Inc. (a)	54,700	421
Coherus BioSciences, Inc. (a)(b)	809,715	10,737
CytomX Therapeutics, Inc.	244,269	3,646
CytomX Therapeutics, Inc. (a)(b)	517,300	8,127
Dicerna Pharmaceuticals, Inc. (a)	327,980	2,152
Galapagos Genomics NV sponsored ADR (b)	554,000	27,102
Genocea Biosciences, Inc. (a)	845,070	2,628
Gilead Sciences, Inc.	2,516,599	208,878
Heron Therapeutics, Inc. (a)(b)	428,983	9,004
Intercept Pharmaceuticals, Inc. (a)	314,519	33,411
Ionis Pharmaceuticals, Inc. (a)	148,537	5,783
Ironwood Pharmaceuticals, Inc. Class A (a)	3,140,542	28,987
Juno Therapeutics, Inc. (a)(b)	60,124	1,658
Karyopharm Therapeutics, Inc. (a)(b)	614,200	3,820
Lion Biotechnologies, Inc. (a)(b)(c)	2,913,500	17,452
Medivation, Inc. (a)	490,000	16,023
Neurocrine Biosciences, Inc. (a)	976,100	41,533
Novavax, Inc. (a)(b)	10,970,600	56,499
OvaScience, Inc. (a)(b)	981,623	5,546
Portola Pharmaceuticals, Inc. (a)(c)	2,842,407	93,885
ProNai Therapeutics, Inc. (a)	193,200	1,600
Puma Biotechnology, Inc. (a)(b)	743,687	31,041
Regeneron Pharmaceuticals, Inc. (a)	208,400	87,547
Sage Therapeutics, Inc. (a)	15,800	531
Seattle Genetics, Inc. (a)(b)	1,594,486	52,586
Spark Therapeutics, Inc. (b)	268,480	7,563
TESARO, Inc. (a)	462,000	15,957
Trevena, Inc. (a)(c)	3,326,521	24,217
Ultragenyx Pharmaceutical, Inc. (a)	401,496	22,544
uniQure B.V. (a)(b)	302,200	5,509
Versartis, Inc. (a)(b)	459,286	5,116
Vertex Pharmaceuticals, Inc. (a)	382,600	34,721
XOMA Corp. (a)(b)	1,194,513	1,206
		1,794,302
Health Care Equipment & Supplies - 0.5%
IDEXX Laboratories, Inc. (a)	393,804	27,621
Novadaq Technologies, Inc. (a)	2,613,956	28,780
		56,401
Health Care Providers & Services - 0.3%
Accretive Health, Inc. (a)(b)(c)	6,962,302	18,241
Diplomat Pharmacy, Inc. (a)(b)	574,900	15,643
		33,884
Health Care Technology - 3.0%
athenahealth, Inc. (a)(b)(c)	2,376,613	337,004
Castlight Health, Inc. Class B (a)(b)	63,800	211
Veeva Systems, Inc. Class A (a)(b)	939,100	22,632
		359,847
Pharmaceuticals - 0.5%
Achaogen, Inc. (a)(b)	805,700	2,917
Flex Pharma, Inc.	376,179	3,130
GW Pharmaceuticals PLC ADR (a)	127,027	6,372
Innoviva, Inc.	78	1
Intra-Cellular Therapies, Inc. (a)	324,200	12,021
Jazz Pharmaceuticals PLC (a)	133,600	17,200
Relypsa, Inc. (a)(b)	518,000	9,759
The Medicines Company (a)	297,800	10,292
		61,692

TOTAL HEALTH CARE		2,306,126

INDUSTRIALS - 3.2%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Class A (d)	110,610	9,844
Airlines - 0.0%
Wheels Up Partners Holdings LLC Series B unit (d)(f)	1,760,377	5,000
Commercial Services & Supplies - 0.2%
Regus PLC	887,884	3,753
Stericycle, Inc. (a)	150,300	18,089
		21,842
Electrical Equipment - 2.2%
SolarCity Corp. (a)(b)(c)	7,218,748	257,348
Professional Services - 0.1%
TriNet Group, Inc. (a)	629,437	9,316
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	1,012,480	73,607

TOTAL INDUSTRIALS		376,957

INFORMATION TECHNOLOGY - 48.2%
Communications Equipment - 1.1%
Cisco Systems, Inc.	98,400	2,341
Qualcomm, Inc.	2,782,153	126,143
		128,484
Electronic Equipment & Components - 0.3%
Fitbit, Inc. (b)	2,337,056	38,795
Internet Software & Services - 16.5%
Alphabet, Inc.:
Class A	829,627	631,637
Class C	651,869	484,306
Criteo SA sponsored ADR (a)(b)	5,430,471	160,633
Dropbox, Inc. (a)(d)	331,524	3,992
Facebook, Inc. Class A (a)	4,494,938	504,377
GoDaddy, Inc. (a)	826,100	25,188
Marketo, Inc. (a)	1,016,778	19,329
New Relic, Inc. (a)(b)	1,000,196	28,226
Opower, Inc. (a)	157,056	1,335
Rackspace Hosting, Inc. (a)	4,996,030	100,970
Shopify, Inc. Class A	19,200	446
Wix.com Ltd. (a)(b)	868,336	17,731
		1,978,170
IT Services - 1.2%
Cognizant Technology Solutions Corp. Class A (a)	1,430,000	90,533
PayPal Holdings, Inc. (a)	1,300,700	47,007
Sabre Corp.	136,900	3,506
Square, Inc. (a)(b)	483,500	4,240
		145,286
Semiconductors & Semiconductor Equipment - 7.5%
Avago Technologies Ltd.	683,100	91,337
Broadcom Corp. Class A	50,600	2,766
Cirrus Logic, Inc. (a)	676,030	23,472
Marvell Technology Group Ltd.	5,136,900	45,462
Micron Technology, Inc. (a)	13,947,700	153,843
NVIDIA Corp.	12,240,461	358,523
NXP Semiconductors NV (a)	1,093,600	81,779
Qorvo, Inc. (a)	1,718,600	68,057
SolarEdge Technologies, Inc. (b)(c)	2,437,000	68,894
		894,133
Software - 14.7%
Activision Blizzard, Inc.	15,072,239	524,815
GameLoft SE (a)(b)(c)	7,537,787	41,371
HubSpot, Inc. (a)	883,980	35,881
Interactive Intelligence Group, Inc. (a)	211,287	5,046
Microsoft Corp.	8,669,039	477,577
NetSuite, Inc. (a)(b)	574,700	39,867
Paylocity Holding Corp. (a)	345,500	10,752
Salesforce.com, Inc. (a)	2,162,220	147,161
Ubisoft Entertainment SA (a)(c)	10,178,905	279,592
Workday, Inc. Class A (a)	1,206,800	76,040
Xero Ltd. (a)(b)	628,814	6,837
Zendesk, Inc. (a)(c)	5,252,784	115,614
		1,760,553
Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.	6,658,620	648,145
Nimble Storage, Inc. (a)	2,124,508	13,958
Pure Storage, Inc.:
Class A (a)(b)	118,400	1,540
Class B	184,982	2,286
Western Digital Corp.	3,424,800	164,322
		830,251

TOTAL INFORMATION TECHNOLOGY		5,775,672

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Cogent Communications Group, Inc.	252,500	8,436
TOTAL COMMON STOCKS
(Cost $10,211,607)		11,569,469

Convertible Preferred Stocks - 3.3%
CONSUMER DISCRETIONARY - 0.4%
Diversified Consumer Services - 0.0%
Handy Technologies, Inc. Series C (d)	415,643	2,212
Household Durables - 0.3%
Roku, Inc.:
Series F, 8.00% (a)(d)	16,562,507	25,322
Series G, 8.00% (a)(d)	3,185,945	4,871
Series H (d)	1,931,947	2,954
		33,147
Internet & Catalog Retail - 0.1%
One Kings Lane, Inc. Series E (a)(d)	648,635	2,990
The Honest Co., Inc. Series D (d)	75,268	3,444
		6,434
Media - 0.0%
Turn, Inc. Series E (a)(d)	1,199,041	4,137

TOTAL CONSUMER DISCRETIONARY		45,930

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (d)	866,669	12,047
FINANCIALS - 0.3%
Real Estate Management & Development - 0.3%
Redfin Corp. Series G (a)(d)	6,064,833	20,257
WeWork Companies, Inc. Series E (d)	269,198	13,512
		33,769
HEALTH CARE - 0.5%
Biotechnology - 0.2%
23andMe, Inc. Series E (d)	1,817,170	17,172
Editas Medicine, Inc. Series B (d)	176,244	2,538
Gensight Biologics Series B (d)	270,022	1,344
Intellia Therapeutics, Inc. Series B (d)	402,664	2,114
Jounce Therapeutics, Inc. Series B (d)	2,212,389	3,040
Ovid Therapeutics, Inc. Series B (d)	314,408	1,170
		27,378
Health Care Providers & Services - 0.3%
Mulberry Health, Inc. Series A8 (d)	4,342,250	29,331

TOTAL HEALTH CARE		56,709

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (d)	62,037	5,521
Professional Services - 0.0%
YourPeople, Inc. Series C (d)	335,546	2,319

TOTAL INDUSTRIALS		7,840

INFORMATION TECHNOLOGY - 1.9%
Internet Software & Services - 1.2%
Jet.Com, Inc. Series B1 (d)	4,896,249	24,422
Pinterest, Inc. Series G, 8.00% (d)	27,858	1,053
Uber Technologies, Inc.:
Series D, 8.00% (a)(d)	2,256,164	110,038
Series E, 8.00% (a)(d)	150,072	7,319
		142,832
IT Services - 0.2%
AppNexus, Inc. Series E (a)(d)	1,416,796	22,683
Nutanix, Inc. Series E (a)(d)	311,503	3,863
		26,546
Software - 0.5%
Bracket Computing, Inc. Series C (d)	1,877,241	14,766
Cloudera, Inc. Series F (a)(d)	126,709	4,160
Cloudflare, Inc. Series D (a)(d)	395,787	1,935
Dataminr, Inc. Series D (d)	2,219,446	17,616
Delphix Corp. Series D (d)	427,177	2,136
Snapchat, Inc. Series F (d)	32,552	838
Taboola.Com Ltd. Series E (a)(d)	1,918,392	15,577
Twilio, Inc. Series E (d)	351,811	4,531
		61,559

TOTAL INFORMATION TECHNOLOGY		230,937

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series D (d)	1,220,504	6,896
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $349,539)		394,128

Money Market Funds - 6.3%
Fidelity Cash Central Fund, 0.38% (g)	53,239,744	53,240
Fidelity Securities Lending Cash Central Fund, 0.42% (g)(h)	704,512,730	704,513
TOTAL MONEY MARKET FUNDS
(Cost $757,753)		757,753
TOTAL INVESTMENT PORTFOLIO - 106.2%
(Cost $11,318,899)		12,721,350
NET OTHER ASSETS (LIABILITIES) - (6.2)%		(737,966)
NET ASSETS - 100%		$11,983,384

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $414,465,000 or 3.5% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,070,000 or 0.2% of net assets.

 (f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$19,675
Altiostar Networks, Inc. Series D	1/7/15	$15,000
AppNexus, Inc. Series E	8/1/14 - 9/17/14	$28,382
Blue Apron, Inc. Series D	5/18/15	$11,550
Bracket Computing, Inc. Series C	9/9/15	$14,766
Cloudera, Inc. Series F	2/5/14	$1,845
Cloudflare, Inc. Series D	11/5/14	$2,424
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$28,298
Delphix Corp. Series D	7/10/15	$3,845
Dropbox, Inc.	5/2/12	$3,000
Editas Medicine, Inc. Series B	8/4/15	$2,062
Gensight Biologics Series B	7/2/15	$2,081
Handy Technologies, Inc. Series C	10/14/15	$2,436
Intellia Therapeutics, Inc. Series B	8/20/15	$2,114
Jet.Com, Inc. Series B1	11/24/15	$24,422
Jounce Therapeutics, Inc. Series B	4/17/15	$5,000
Mulberry Health, Inc. Series A8	1/20/16	$29,331
Nutanix, Inc. Series E	8/26/14	$4,173
One Kings Lane, Inc. Series E	1/29/14	$10,000
Ovid Therapeutics, Inc. Series B	8/10/15	$1,959
Pinterest, Inc. Series G, 8.00%	2/27/15	$1,000
Redfin Corp. Series G	12/16/14	$20,000
Roku, Inc. Series F, 8.00%	5/7/13	$15,000
Roku, Inc. Series G, 8.00%	10/1/14	$4,140
Roku, Inc. Series H	11/9/15	$2,954
Snapchat, Inc. Series F	3/25/15	$1,000
Space Exploration Technologies Corp. Class A	10/16/15	$9,844
Space Exploration Technologies Corp. Series G	1/20/15	$4,805
Taboola.Com Ltd. Series E	12/22/14	$20,000
The Honest Co., Inc. Series D	8/3/15	$3,444
Turn, Inc. Series E	12/30/13	$10,000
Twilio, Inc. Series E	4/24/15	$3,979
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$35,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$5,000
WeWork Companies, Inc. Class A	6/23/15	$984
WeWork Companies, Inc. Series E	6/23/15	$8,854
Wheels Up Partners Holdings LLC Series B unit	9/18/15	$5,000
YourPeople, Inc. Series C	5/1/15	$5,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$21
Fidelity Securities Lending Cash Central Fund	11,486
Total	$11,507

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Accretive Health, Inc.	$18,789	$--	$703	$--	$18,241
athenahealth, Inc.	327,395	8,694	3,192	--	337,004
Criteo SA sponsored ADR	291,470	--	1,762	--	--
GameLoft SE	36,312	--	496	--	41,371
Groupon, Inc. Class A	317,266	--	12,726	--	169,753
Lion Biotechnologies, Inc.	25,788	--	747	--	17,452
Portola Pharmaceuticals, Inc.	140,217	4,896	4,712	--	93,885
SolarCity Corp.	89,259	207,856	11,228	--	257,348
SolarEdge Technologies, Inc.	--	63,165	--	--	68,894
Synchronoss Technologies, Inc.	127,356	3,746	110,002	--	--
Trevena, Inc.	19,522	--	310	--	24,217
Ubisoft Entertainment SA	204,478	--	9,994	--	279,592
Zendesk, Inc.	106,272	3,035	989	--	115,614
Total	$1,704,124	$291,392	$156,861	$--	$1,423,371

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,992,505	$1,932,196	$--	$60,309
Consumer Staples	591,297	579,250	--	12,047
Energy	48,999	48,999	--	--
Financials	561,223	525,953	--	35,270
Health Care	2,362,835	2,302,480	3,646	56,709
Industrials	384,797	358,360	3,753	22,684
Information Technology	6,006,609	5,448,431	323,249	234,929
Telecommunication Services	15,332	8,436	--	6,896
Money Market Funds	757,753	757,753	--	--
Total Investments in Securities:	$12,721,350	$11,961,858	$330,648	$428,844

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$251,265
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$203,955
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(6,932)
Cost of Purchases	39,188
Proceeds of Sales	(1,282)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$234,929
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2016	$(4,835)
Equities - Other Investments in Securities
Beginning Balance	$133,963
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(10,870)
Cost of Purchases	73,105
Proceeds of Sales	(2,283)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$193,915
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2016	$(10,870)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $698,617) — See accompanying schedule: Unaffiliated issuers (cost $9,054,478)	$10,540,226
Fidelity Central Funds (cost $757,753)	757,753
Other affiliated issuers (cost $1,506,668)	1,423,371
Total Investments (cost $11,318,899)		$12,721,350
Receivable for investments sold		277,059
Receivable for fund shares sold		14,547
Dividends receivable		999
Distributions receivable from Fidelity Central Funds		2,631
Prepaid expenses		22
Other receivables		259
Total assets		13,016,867
Liabilities
Payable for investments purchased	$311,570
Payable for fund shares redeemed	8,030
Accrued management fee	7,505
Other affiliated payables	1,568
Other payables and accrued expenses	297
Collateral on securities loaned, at value	704,513
Total liabilities		1,033,483
Net Assets		$11,983,384
Net Assets consist of:
Paid in capital		$10,560,184
Accumulated net investment loss		(7,652)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		28,433
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,402,419
Net Assets		$11,983,384
OTC:
Net Asset Value, offering price and redemption price per share ($8,742,384 ÷ 120,065 shares)		$72.81
Class K:
Net Asset Value, offering price and redemption price per share ($3,241,000 ÷ 44,041 shares)		$73.59

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$39,295
Income from Fidelity Central Funds (including $11,486 from security lending)		11,507
Total income		50,802
Expenses
Management fee
Basic fee	$38,705
Performance adjustment	10,143
Transfer agent fees	8,494
Accounting and security lending fees	766
Custodian fees and expenses	230
Independent trustees' compensation	29
Registration fees	113
Audit	53
Legal	34
Interest	14
Miscellaneous	38
Total expenses before reductions	58,619
Expense reductions	(300)	58,319
Net investment income (loss)		(7,517)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	167,693
Other affiliated issuers	21,516
Foreign currency transactions	(7)
Total net realized gain (loss)		189,202
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,746,920)
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		(1,746,921)
Net gain (loss)		(1,557,719)
Net increase (decrease) in net assets resulting from operations		$(1,565,236)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(7,517)	$(11,952)
Net realized gain (loss)	189,202	1,282,162
Change in net unrealized appreciation (depreciation)	(1,746,921)	1,068,362
Net increase (decrease) in net assets resulting from operations	(1,565,236)	2,338,572
Distributions to shareholders from net realized gain	(704,905)	(1,408,892)
Share transactions - net increase (decrease)	706,677	1,841,344
Total increase (decrease) in net assets	(1,563,464)	2,771,024
Net Assets
Beginning of period	13,546,848	10,775,824
End of period (including accumulated net investment loss of $7,652 and accumulated net investment loss of $135, respectively)	$11,983,384	$13,546,848

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity OTC Portfolio

	Six months ended (Unaudited)	Years ended July 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$86.98	$81.23	$78.98	$57.53	$59.28	$45.00
Income from Investment Operations
Net investment income (loss)A	(.06)	(.11)	(.06)	.36B	(.08)C	(.27)
Net realized and unrealized gain (loss)	(9.60)	16.14	12.78	21.37	(1.67)	14.55
Total from investment operations	(9.66)	16.03	12.72	21.73	(1.75)	14.28
Distributions from net investment income	–	–	(.05)	(.28)	–	–
Distributions from net realized gain	(4.51)	(10.28)	(10.42)	–	–	–
Total distributions	(4.51)	(10.28)	(10.47)	(.28)	–	–
Net asset value, end of period	$72.81	$86.98	$81.23	$78.98	$57.53	$59.28
Total ReturnD,E	(11.46)%	21.34%	17.96%	37.93%	(2.95)%	31.73%
Ratios to Average Net AssetsF,G
Expenses before reductions	.94%H	.83%	.77%	.76%	.91%	.94%
Expenses net of fee waivers, if any	.94%H	.83%	.77%	.76%	.91%	.94%
Expenses net of all reductions	.94%H	.83%	.76%	.74%	.90%	.92%
Net investment income (loss)	(.15)%H	(.13)%	(.08)%	.55%B	(.14)%C	(.49)%
Supplemental Data
Net assets, end of period (in millions)	$8,742	$9,710	$7,870	$6,693	$5,499	$6,374
Portfolio turnover rateI	69%H,J	66%J	106%	116%	149%	158%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.20) %.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity OTC Portfolio Class K

	Six months ended (Unaudited)	Years ended July 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$87.87	$81.96	$79.60	$57.94	$59.61	$45.19
Income from Investment Operations
Net investment income (loss)A	(.01)	(.01)	.04	.45B	–C,D	(.19)
Net realized and unrealized gain (loss)	(9.70)	16.29	12.87	21.53	(1.67)	14.61
Total from investment operations	(9.71)	16.28	12.91	21.98	(1.67)	14.42
Distributions from net investment income	–	–	(.10)	(.32)	–	–
Distributions from net realized gain	(4.57)	(10.37)	(10.46)	–	–	–
Total distributions	(4.57)	(10.37)	(10.55)E	(.32)	–	–
Net asset value, end of period	$73.59	$87.87	$81.96	$79.60	$57.94	$59.61
Total ReturnF,G	(11.41)%	21.49%	18.10%	38.11%	(2.80)%	31.91%
Ratios to Average Net AssetsH,I
Expenses before reductions	.82%J	.72%	.65%	.62%	.77%	.80%
Expenses net of fee waivers, if any	.82%J	.72%	.65%	.62%	.77%	.80%
Expenses net of all reductions	.82%J	.71%	.64%	.60%	.76%	.78%
Net investment income (loss)	(.03)%J	(.02)%	.05%	.69%B	- %C,K	(.35)%
Supplemental Data
Net assets, end of period (in millions)	$3,241	$3,836	$2,906	$2,260	$1,644	$1,363
Portfolio turnover rateL	69%J,M	66%M	106%	116%	149%	158%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06) %.

 D Amount represents less than $.005 per share.

 E Total distributions of $10.55 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $10.456 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount represents less than .005%.

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity OTC Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers OTC and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/16 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$428,844	Discount cash flow	Discount rate	8.0%	Decrease
			Discount for lack of marketability	20.0%	Decrease
			Growth rate	2.5% - 3.0% / 2.5%	Increase
			Weighted average cost of capital	11.5% - 40.0% / 14.7%	Decrease
		Last transaction price	Transaction price	$1.53 - $89.00 / $30.32	Increase
		Market comparable	EV/Sales multiple	1.2 – 11.1 / 3.3	Increase
			Discount rate	3.0% - 50.0% / 17.5%	Decrease
			Discount for lack of marketability	10.0% - 30.0% / 19.9%	Decrease
			Premium rate	10.0% - 86.4% / 26.6%	Increase
			EV/GP multiple	4.2	Increase
		Proposed transactions price	Transaction price	$8.00 - $50.19 / $46.72	Increase
			Discount rate	10.0%	Decrease
			Index movement	30.2%	Increase
		Proxy adjustment	Proxy movement	39.0% - 40.3% / 39.4%	Increase
		Replacement cost	Liquidity preference	$8.34	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016, including information on transfers between Levels 1 and 2 , as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in-kind, foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$3,197,874
Gross unrealized depreciation	(1,846,819)
Net unrealized appreciation (depreciation) on securities	$1,351,055
Tax cost	$11,370,295

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $4,554,570 and $4,443,603, respectively.

Redemptions In-Kind. During the period, 1,292 shares of the Fund held by an unaffiliated entity were redeemed in-kind for cash and investments with a value of $104,098. The net realized gain of $41,724 on investments delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of OTC as compared to its benchmark index, the Nasdaq Composite Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .76% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of OTC. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
OTC	$7,639.16
Class K	855.05
	$8,494

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $93 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$19,193.52%		$14

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $36,876. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $1,352 from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $5,043. The weighted average interest rate was .64%. The interest expense amounted to less than five hundred dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $251 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $49.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net realized gain
OTC	$505,475	$1,012,327
Class K	199,430	396,565
Total	$704,905	$1,408,892

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
OTC
Shares sold	14,519	22,946	$1,162,995	$1,893,100
Reinvestment of distributions	6,240	12,406	491,074	985,025
Shares redeemed	(12,328)	(20,601)	(971,846)	(1,665,615)
Net increase (decrease)	8,431	14,751	$682,223	$1,212,510
Class K
Shares sold	6,792	16,984	$546,527	$1,383,593
Reinvestment of distributions	2,509	4,953	199,430	396,565
Shares redeemed	(8,920)(a)	(13,732)(b)	(721,503)(a)	(1,151,324)(b)
Net increase (decrease)	381	8,205	$24,454	$628,834

 (a) Amount includes in-kind redemptions (see Note 4: Redemptions In-Kind).

 (b) Amount includes in-kind redemptions.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
OTC	.94%
Actual		$1,000.00	$885.40	$4.45
Hypothetical-C		$1,000.00	$1,020.41	$4.77
Class K	.82%
Actual		$1,000.00	$885.90	$3.89
Hypothetical-C		$1,000.00	$1,021.01	$4.17

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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OTC-SANN-0316
1.700332.118

Fidelity® Blue Chip Growth Fund Semi-Annual Report January 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Alphabet, Inc. Class A	5.7	4.3
Amazon.com, Inc.	4.9	3.9
Facebook, Inc. Class A	4.1	2.9
Apple, Inc.	4.1	6.4
Alphabet, Inc. Class C	2.4	2.0
Home Depot, Inc.	2.1	1.8
The Coca-Cola Co.	2.0	1.0
Visa, Inc. Class A	2.0	1.8
Salesforce.com, Inc.	1.9	1.8
Allergan PLC	1.8	1.8
	31.0

Top Five Market Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	37.4	34.2
Consumer Discretionary	26.4	24.9
Health Care	16.1	18.0
Consumer Staples	10.8	9.8
Industrials	4.9	5.5

Asset Allocation (% of fund's net assets)

As of January 31, 2016 *
Stocks	97.6%
Convertible Securities	2.4%

 * Foreign investments - 12.2%

As of July 31, 2015 *
Stocks	98.1%
Convertible Securities	1.9%

 * Foreign investments - 12.5%

Investments January 31, 2016

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 26.2%
Auto Components - 0.2%
Delphi Automotive PLC	343,451	$22,304
Magna International, Inc. Class A (sub. vtg.)	593,150	20,607
		42,911
Automobiles - 1.2%
Tesla Motors, Inc. (a)(b)	1,166,133	222,965
Hotels, Restaurants & Leisure - 5.9%
Buffalo Wild Wings, Inc. (a)(b)	463,809	70,638
Chipotle Mexican Grill, Inc. (a)	474,570	214,966
Dave & Buster's Entertainment, Inc. (a)	1,736,913	62,998
Domino's Pizza, Inc.	389,471	44,372
Fiesta Restaurant Group, Inc. (a)	233,800	8,510
Hilton Worldwide Holdings, Inc.	2,857,776	50,897
Jubilant Foodworks Ltd.	63,454	1,197
McDonald's Corp.	2,725,375	337,347
MGM Mirage, Inc. (a)	531,642	10,675
Panera Bread Co. Class A (a)	21,700	4,210
Royal Caribbean Cruises Ltd.	146,600	12,015
Starbucks Corp.	5,164,647	313,856
		1,131,681
Household Durables - 0.9%
Jarden Corp. (a)	613,766	32,560
Newell Rubbermaid, Inc.	298,337	11,570
Sony Corp.	1,790,700	41,561
Sony Corp. sponsored ADR	995,475	23,772
Tempur Sealy International, Inc. (a)	147,999	8,930
Whirlpool Corp.	405,332	54,473
		172,866
Internet & Catalog Retail - 7.0%
Amazon.com, Inc. (a)	1,600,987	939,779
Ctrip.com International Ltd. sponsored ADR (a)	799,533	34,124
Expedia, Inc.	698,499	70,576
Groupon, Inc. Class A (a)(b)	4,483,314	12,195
JD.com, Inc. sponsored ADR (a)	182,652	4,754
Netflix, Inc. (a)	1,348,248	123,823
Priceline Group, Inc. (a)	137,905	146,865
The Honest Co., Inc. (a)(c)	150,143	6,870
		1,338,986
Leisure Products - 0.3%
Hasbro, Inc.	532,239	39,535
Mattel, Inc.	301,588	8,321
NJOY, Inc. (a)(c)	8,088,440	1,035
Spin Master Corp. (a)	412,100	5,880
		54,771
Media - 1.6%
Altice NV Class A (a)	1,849,008	26,666
Charter Communications, Inc. Class A (a)	154,935	26,550
DreamWorks Animation SKG, Inc. Class A (a)(b)	566,929	14,536
Lions Gate Entertainment Corp.	319,865	8,364
Naspers Ltd. Class N	198,800	25,123
Starz Series A (a)	324,159	9,216
The Walt Disney Co.	1,997,851	191,434
		301,889
Multiline Retail - 1.4%
B&M European Value Retail S.A.	8,179,226	32,855
Burlington Stores, Inc. (a)	670,971	36,051
Dollar Tree, Inc. (a)	946,965	77,007
Target Corp.	1,600,646	115,919
		261,832
Specialty Retail - 4.7%
AutoZone, Inc. (a)	16,577	12,721
Home Depot, Inc.	3,227,524	405,893
Inditex SA	561,709	18,485
L Brands, Inc.	1,148,336	110,413
Lowe's Companies, Inc.	221,610	15,881
O'Reilly Automotive, Inc. (a)	31,457	8,207
Restoration Hardware Holdings, Inc. (a)(b)	1,727,774	106,465
Ross Stores, Inc.	977,149	54,974
Signet Jewelers Ltd.	481,524	55,857
TJX Companies, Inc.	1,505,267	107,235
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	94,384	17,100
		913,231
Textiles, Apparel & Luxury Goods - 3.0%
adidas AG	997,300	102,695
Coach, Inc.	164,819	6,107
Columbia Sportswear Co.	105,804	5,838
G-III Apparel Group Ltd. (a)	608,239	30,023
Kate Spade & Co. (a)	1,001,102	17,830
lululemon athletica, Inc. (a)(b)	1,294,472	80,348
NIKE, Inc. Class B	2,174,144	134,819
Pandora A/S	18,275	2,445
PVH Corp.	792,781	58,174
Ralph Lauren Corp.	36,950	4,157
Regina Miracle International Holdings Ltd. (a)	6,171,551	10,101
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,854,582	52,281
Tory Burch LLC unit (c)(d)	293,611	15,356
Under Armour, Inc. Class A (sub. vtg.) (a)	518,665	44,310
Vera Bradley, Inc. (a)	878,600	12,986
VF Corp.	150,995	9,452
		586,922

TOTAL CONSUMER DISCRETIONARY		5,028,054

CONSUMER STAPLES - 10.6%
Beverages - 4.2%
Anheuser-Busch InBev SA NV ADR	306,974	38,630
Coca-Cola Bottling Co. Consolidated	30,858	5,428
Constellation Brands, Inc. Class A (sub. vtg.)	362,427	55,263
Molson Coors Brewing Co. Class B	919,655	83,210
Monster Beverage Corp.	1,130,295	152,624
PepsiCo, Inc.	801,191	79,558
The Coca-Cola Co.	9,100,465	390,592
United Spirits Ltd. (a)	41,658	1,535
		806,840
Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	799,297	120,790
CVS Health Corp.	1,815,506	175,360
Kroger Co.	2,888,050	112,085
Sprouts Farmers Market LLC (a)	1,732,222	39,495
Wal-Mart Stores, Inc.	172,865	11,471
Walgreens Boots Alliance, Inc.	750,280	59,812
Whole Foods Market, Inc.	1,955,118	57,305
		576,318
Food Products - 1.3%
Amplify Snack Brands, Inc.	659,687	7,125
Associated British Foods PLC	1,086,100	48,998
Edita Food Industries SAE GDR (a)(e)	129,600	2,171
Mondelez International, Inc.	2,771,433	119,449
Premium Brands Holdings Corp.	73,200	2,195
The Hain Celestial Group, Inc. (a)	944,971	34,378
The Kraft Heinz Co.	315,571	24,633
TreeHouse Foods, Inc. (a)	83,900	6,658
WhiteWave Foods Co. (a)	366,371	13,831
		259,438
Household Products - 0.2%
Procter & Gamble Co.	515,964	42,149
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A	609,272	51,940
Herbalife Ltd. (a)	2,128,165	98,343
Nu Skin Enterprises, Inc. Class A (b)	2,576,924	81,560
		231,843
Tobacco - 0.7%
Imperial Tobacco Group PLC	204,055	11,049
Reynolds American, Inc.	2,309,361	115,353
		126,402

TOTAL CONSUMER STAPLES		2,042,990

ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Baker Hughes, Inc.	138,500	6,026
Schlumberger Ltd.	148,900	10,761
		16,787
Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp.	565,132	22,091
Cimarex Energy Co.	359,750	33,457
Continental Resources, Inc. (a)(b)	1,215,841	25,666
Devon Energy Corp.	305,600	8,526
Diamondback Energy, Inc.	43,100	3,256
EOG Resources, Inc.	698,058	49,576
Hess Corp.	211,000	8,968
Noble Energy, Inc.	66,100	2,140
Pioneer Natural Resources Co.	390,126	48,356
Rice Energy, Inc. (a)	194,700	2,272
SM Energy Co. (b)	1,039,753	14,536
Whiting Petroleum Corp. (a)	527,800	3,879
		222,723

TOTAL ENERGY		239,510

FINANCIALS - 2.5%
Banks - 1.7%
Bank of America Corp.	5,319,921	75,224
Citigroup, Inc.	1,831,521	77,986
HDFC Bank Ltd. sponsored ADR	649,917	39,209
JPMorgan Chase & Co.	2,346,136	139,595
		332,014
Capital Markets - 0.4%
BlackRock, Inc. Class A	167,664	52,690
Charles Schwab Corp.	705,841	18,020
Fairfax India Holdings Corp. (a)	911,500	9,206
		79,916
Consumer Finance - 0.0%
Synchrony Financial (a)	197,900	5,624
Diversified Financial Services - 0.1%
CME Group, Inc.	105,257	9,457
Multi Commodity Exchange of India Ltd. (a)	4,622	59
		9,516
Real Estate Investment Trusts - 0.2%
Extra Space Storage, Inc.	304,087	27,578
Real Estate Management & Development - 0.0%
Parsvnath Developers Ltd. (a)(f)	21,771,340	6,148
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	697,722	12,214
Indiabulls Housing Finance Ltd.	604,148	6,337
LIC Housing Finance Ltd. (a)	351,944	2,494
		21,045

TOTAL FINANCIALS		481,841

HEALTH CARE - 15.9%
Biotechnology - 9.9%
AbbVie, Inc.	1,860,412	102,137
ACADIA Pharmaceuticals, Inc. (a)	119,000	2,462
Acceleron Pharma, Inc. (a)	144,143	4,425
Aduro Biotech, Inc. (b)	85,684	1,241
Agios Pharmaceuticals, Inc. (a)(b)	192,578	8,131
Aimmune Therapeutics, Inc. (a)	399,157	5,460
Alexion Pharmaceuticals, Inc. (a)	655,869	95,711
Alkermes PLC (a)	963,547	30,843
Alnylam Pharmaceuticals, Inc. (a)	679,240	46,827
Amgen, Inc.	1,850,286	282,594
Ascendis Pharma A/S sponsored ADR	330,551	6,294
Avalanche Biotechnologies, Inc. (a)	88,979	534
BioCryst Pharmaceuticals, Inc. (a)	1,028,402	7,168
Biogen, Inc. (a)	725,190	198,020
BioMarin Pharmaceutical, Inc. (a)	259,887	19,237
bluebird bio, Inc. (a)	244,767	10,124
Calithera Biosciences, Inc. (a)(b)	262,144	1,311
Catabasis Pharmaceuticals, Inc.	520,393	3,445
Celgene Corp. (a)	2,830,872	283,993
Cellectis SA sponsored ADR	66,709	1,492
Chiasma, Inc. (a)(b)	298,351	3,073
Chiasma, Inc. (e)	221,566	2,282
Chiasma, Inc. warrants (a)	55,391	151
Chimerix, Inc. (a)	84,785	653
Coherus BioSciences, Inc. (a)(b)	484,489	6,424
CytomX Therapeutics, Inc.	378,621	5,651
CytomX Therapeutics, Inc. (a)	164,776	2,589
DBV Technologies SA sponsored ADR (a)	107,154	2,785
Dicerna Pharmaceuticals, Inc. (a)	158,644	1,041
Edge Therapeutics, Inc. (a)	338,839	3,765
Exelixis, Inc. (a)(b)	2,801,991	12,945
FibroGen, Inc. (a)	368,341	7,470
Gilead Sciences, Inc.	3,767,727	312,721
Global Blood Therapeutics, Inc. (a)(b)	508,233	9,621
Heron Therapeutics, Inc. (a)	87,877	1,845
Intercept Pharmaceuticals, Inc. (a)	142,207	15,107
Intrexon Corp. (a)(b)	472,617	13,772
Ionis Pharmaceuticals, Inc. (a)	125,729	4,895
Ironwood Pharmaceuticals, Inc. Class A (a)	893,167	8,244
Juno Therapeutics, Inc. (a)(b)	221,037	6,096
Kite Pharma, Inc. (a)(b)	97,468	4,629
Merrimack Pharmaceuticals, Inc. (a)(b)	1,569,525	9,684
Mirati Therapeutics, Inc. (a)	220,034	4,737
Momenta Pharmaceuticals, Inc. (a)	96,669	1,201
Neurocrine Biosciences, Inc. (a)	627,247	26,689
Novavax, Inc. (a)	438,504	2,258
Portola Pharmaceuticals, Inc. (a)	300,825	9,936
ProNai Therapeutics, Inc. (a)	292,403	2,421
Prothena Corp. PLC (a)	103,459	4,030
Radius Health, Inc. (a)	84,485	2,706
Regeneron Pharmaceuticals, Inc. (a)	426,508	179,172
REGENXBIO, Inc. (a)(b)	118,439	1,646
Sage Therapeutics, Inc. (a)	119,767	4,022
Seattle Genetics, Inc. (a)	372,893	12,298
Seres Therapeutics, Inc. (b)	48,933	1,318
Spark Therapeutics, Inc.	98,965	2,788
Trevena, Inc. (a)	1,033,895	7,527
Ultragenyx Pharmaceutical, Inc. (a)	58,720	3,297
uniQure B.V. (a)(b)	300,878	5,485
Versartis, Inc. (a)(b)	159,453	1,776
Vertex Pharmaceuticals, Inc. (a)	1,061,002	96,286
Xencor, Inc. (a)	110,350	1,194
		1,917,679
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp. (a)	3,061,638	53,671
DexCom, Inc. (a)	103,329	7,365
Edwards Lifesciences Corp. (a)	26,500	2,073
Glaukos Corp. (b)	75,218	1,228
Intuitive Surgical, Inc. (a)	146,941	79,473
Invuity, Inc.	507,111	3,895
Medtronic PLC	660,925	50,177
Nevro Corp. (a)	377,795	23,344
Novocure Ltd. (a)(b)	143,904	1,796
Olympus Corp.	101,400	3,954
		226,976
Health Care Providers & Services - 0.6%
Adeptus Health, Inc. Class A (a)	506,235	23,884
AmSurg Corp. (a)	555,956	40,690
Apollo Hospitals Enterprise Ltd. (a)	936,371	20,409
Cardinal Health, Inc.	114,049	9,280
Dr Lal Pathlabs Ltd.	7,779	90
Teladoc, Inc. (b)	656,907	10,668
UnitedHealth Group, Inc.	101,362	11,673
		116,694
Health Care Technology - 0.1%
athenahealth, Inc. (a)	75,273	10,674
Castlight Health, Inc. Class B (a)	508,709	1,684
Evolent Health, Inc.	241,372	2,382
		14,740
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	93,862	14,826
Lonza Group AG	37,805	5,792
		20,618
Pharmaceuticals - 4.0%
Achaogen, Inc. (a)	325,957	1,180
Allergan PLC (a)	1,233,475	350,837
Bristol-Myers Squibb Co.	2,053,785	127,663
Cempra, Inc. (a)(b)	132,400	2,281
CSPC Pharmaceutical Group Ltd.	2,108,000	1,783
Dermira, Inc. (a)	406,148	11,372
Endo Health Solutions, Inc. (a)	407,846	22,623
GW Pharmaceuticals PLC ADR (a)(b)	261,411	13,112
Intra-Cellular Therapies, Inc. (a)	105,204	3,901
Jazz Pharmaceuticals PLC (a)	188,344	24,247
Johnson & Johnson	37,600	3,927
Pacira Pharmaceuticals, Inc. (a)	114,684	6,815
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,545,799	95,036
The Medicines Company (a)	497,424	17,191
Valeant Pharmaceuticals International, Inc. (Canada) (a)	899,100	82,792
		764,760

TOTAL HEALTH CARE		3,061,467

INDUSTRIALS - 4.8%
Aerospace & Defense - 0.8%
Honeywell International, Inc.	879,698	90,785
Lockheed Martin Corp.	84,997	17,934
Northrop Grumman Corp.	33,169	6,138
Raytheon Co.	136,215	17,468
Space Exploration Technologies Corp. Class A (c)	160,303	14,267
		146,592
Airlines - 1.9%
American Airlines Group, Inc.	48,000	1,872
Azul-Linhas Aereas Brasileiras warrants (a)(c)	165,571	0
Delta Air Lines, Inc.	2,318,749	102,697
InterGlobe Aviation Ltd. (a)	257,728	3,358
JetBlue Airways Corp. (a)	646,400	13,775
Southwest Airlines Co.	3,402,173	127,990
Spirit Airlines, Inc. (a)	778,342	32,535
United Continental Holdings, Inc. (a)	1,634,834	78,930
Wizz Air Holdings PLC	268,021	7,257
		368,414
Building Products - 0.1%
Caesarstone Sdot-Yam Ltd. (a)	208,417	7,834
Toto Ltd.	232,800	7,556
		15,390
Construction & Engineering - 0.2%
Dycom Industries, Inc. (a)	556,900	36,900
Electrical Equipment - 0.7%
Acuity Brands, Inc.	182,840	37,012
SolarCity Corp. (a)(b)	2,616,654	93,284
		130,296
Industrial Conglomerates - 0.7%
Danaher Corp.	618,359	53,581
General Electric Co.	2,939,843	85,549
		139,130
Machinery - 0.1%
Eicher Motors Ltd. (a)	14,288	3,502
Rational AG	16,438	7,372
		10,874
Professional Services - 0.1%
Equifax, Inc.	42,542	4,501
WageWorks, Inc. (a)	187,645	8,395
		12,896
Road & Rail - 0.0%
Swift Transporation Co. (a)	253,100	4,128
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	1,845,147	48,472

TOTAL INDUSTRIALS		913,092

INFORMATION TECHNOLOGY - 35.6%
Communications Equipment - 0.5%
Palo Alto Networks, Inc. (a)	107,028	16,000
Qualcomm, Inc.	1,942,653	88,080
		104,080
Electronic Equipment & Components - 0.2%
Fitbit, Inc. (b)	2,357,613	39,136
Internet Software & Services - 14.7%
58.com, Inc. ADR (a)	294,400	16,516
Alibaba Group Holding Ltd. sponsored ADR (a)	1,946,816	130,495
Alphabet, Inc.:
Class A	1,430,536	1,089,134
Class C	622,484	462,474
Dropbox, Inc. (a)(c)	1,003,814	12,086
Facebook, Inc. Class A (a)	7,023,784	788,139
Gogo, Inc. (a)(b)	1,808,342	26,311
IAC/InterActiveCorp	146,900	7,630
Info Edge India Ltd.	151,831	1,786
JUST EAT Ltd. (a)	3,725,262	19,951
LinkedIn Corp. Class A (a)	300,192	59,411
New Relic, Inc. (a)	173,681	4,901
Rackspace Hosting, Inc. (a)	4,410,905	89,144
Tencent Holdings Ltd.	3,115,100	58,522
Twitter, Inc. (a)(b)	2,593,816	43,576
Yahoo!, Inc. (a)	386,100	11,394
		2,821,470
IT Services - 4.7%
Blackhawk Network Holdings, Inc. (a)	45,139	1,701
Cognizant Technology Solutions Corp. Class A (a)	3,518,764	222,773
EOH Holdings Ltd.	179,900	1,526
MasterCard, Inc. Class A	2,655,183	236,391
PayPal Holdings, Inc. (a)	839,913	30,354
Sabre Corp.	897,777	22,992
Total System Services, Inc.	163,278	6,557
Visa, Inc. Class A	5,072,585	377,857
		900,151
Semiconductors & Semiconductor Equipment - 4.8%
Analog Devices, Inc.	2,913,408	156,916
Avago Technologies Ltd.	2,106,359	281,641
Cavium, Inc. (a)	943,519	54,507
Cirrus Logic, Inc. (a)(b)	2,582,827	89,676
Monolithic Power Systems, Inc.	187,949	11,760
NVIDIA Corp.	1,487,948	43,582
NXP Semiconductors NV (a)	3,606,558	269,698
Semtech Corp. (a)	312,100	6,273
SolarEdge Technologies, Inc. (b)	600,439	16,974
		931,027
Software - 6.4%
1-Page Ltd. (a)(b)	3,708,397	9,221
Activision Blizzard, Inc.	5,264,487	183,309
Adobe Systems, Inc. (a)	991,602	88,381
Appirio, Inc. (c)	87,529	371
Electronic Arts, Inc. (a)	2,636,571	170,177
Ellie Mae, Inc. (a)(b)	222,697	15,551
HubSpot, Inc. (a)	52,029	2,112
Imperva, Inc. (a)	58,021	2,992
Microsoft Corp.	3,751,601	206,676
Mobileye NV (a)(b)	1,072,976	29,110
Paycom Software, Inc. (a)	172,565	5,203
Qlik Technologies, Inc. (a)	825,071	20,660
Red Hat, Inc. (a)	433,411	30,360
Salesforce.com, Inc. (a)	5,288,541	359,938
SAP AG sponsored ADR (b)	171,000	13,646
ServiceNow, Inc. (a)	24,800	1,543
Tableau Software, Inc. (a)	276,324	22,172
Workday, Inc. Class A (a)	723,454	45,585
Zendesk, Inc. (a)	602,381	13,258
		1,220,265
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	8,021,826	780,845
SanDisk Corp.	289,670	20,480
Western Digital Corp.	591,196	28,366
		829,691

TOTAL INFORMATION TECHNOLOGY		6,845,820

MATERIALS - 0.6%
Chemicals - 0.5%
Albemarle Corp. U.S.	254,316	13,387
CF Industries Holdings, Inc.	2,760,957	82,829
LyondellBasell Industries NV Class A	25,600	1,996
Sherwin-Williams Co.	7,600	1,943
		100,155
Construction Materials - 0.0%
Prism Cement Ltd. (a)	2,498,232	2,811
Containers & Packaging - 0.1%
Ball Corp.	90,876	6,073

TOTAL MATERIALS		109,039

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Bharti Infratel Ltd.	4,892,590	26,202
TOTAL COMMON STOCKS
(Cost $14,027,259)		18,748,015

Preferred Stocks - 2.5%
Convertible Preferred Stocks - 2.4%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
The Honest Co., Inc.:
Series C (a)(c)	350,333	16,029
Series D (c)	77,448	3,544
		19,573
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (c)	780,377	10,847
Food Products - 0.1%
BLUE BOTTLE Coffee, Inc. Series C (c)	632,822	9,783
Tobacco - 0.0%
PAX Labs, Inc. Series C (c)	2,555,833	8,409
TOTAL CONSUMER STAPLES		29,039
FINANCIALS - 0.0%
Consumer Finance - 0.0%
Oportun Finance Corp. Series H (c)	3,552,125	8,845
HEALTH CARE - 0.2%
Biotechnology - 0.1%
AC Immune SA Series E (c)	603,000	4,314
Editas Medicine, Inc. Series B (c)	276,353	3,979
Gensight Biologics Series B (c)	423,803	2,110
Immunocore Ltd. Series A (c)	11,275	1,577
Intellia Therapeutics, Inc. Series B (c)	634,094	3,329
Pronutria Biosciences, Inc. Series C (c)	545,634	3,906
		19,215
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (c)	2,728,716	18,432
Pharmaceuticals - 0.0%
Corvus Pharmaceuticals, Inc. Series B (c)	338,682	4,745
TOTAL HEALTH CARE		42,392
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (c)	97,277	8,658
Airlines - 0.0%
Azul-Linhas Aereas Brasileiras Series B (a)(c)	165,571	6,209
Professional Services - 0.0%
YourPeople, Inc. Series C (c)	692,196	4,783
TOTAL INDUSTRIALS		19,650
INFORMATION TECHNOLOGY - 1.8%
Internet Software & Services - 1.4%
Jet.Com, Inc. Series B1 (c)	2,928,086	14,605
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)	5,156,948	251,516
Series E, 8.00% (a)(c)	102,648	5,006
		271,127
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)	646,522	10,351
Nutanix, Inc. Series E (a)(c)	482,746	5,986
		16,337
Software - 0.3%
Appirio, Inc. Series E (c)	612,702	2,598
Bracket Computing, Inc. Series C (c)	1,207,761	9,500
Cloudera, Inc. Series F (a)(c)	186,078	6,109
Cloudflare, Inc. Series D (a)(c)	696,025	3,404
Dataminr, Inc. Series D (c)	277,250	2,201
Delphix Corp. Series D (c)	675,445	3,377
Malwarebytes Corp. Series B (c)	1,056,193	10,958
Snapchat, Inc. Series F (c)	661,195	17,026
Taboola.Com Ltd. Series E (a)(c)	634,902	5,155
		60,328
TOTAL INFORMATION TECHNOLOGY		347,792

TOTAL CONVERTIBLE PREFERRED STOCKS		467,291

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
China Internet Plus Holdings Ltd. (c)	3,163,704	12,214
TOTAL PREFERRED STOCKS
(Cost $331,652)		479,505

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.38% (g)	11,683,561	11,684
Fidelity Securities Lending Cash Central Fund, 0.42% (g)(h)	374,522,697	374,523
TOTAL MONEY MARKET FUNDS
(Cost $386,207)		386,207
TOTAL INVESTMENT PORTFOLIO - 102.0%
(Cost $14,745,118)		19,613,727
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(384,585)
NET ASSETS - 100%		$19,229,142

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $529,490,000 or 2.8% of net assets.

 (d) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,453,000 or 0.0% of net assets.

 (f) Affiliated company

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AC Immune SA Series E	10/19/15	$5,811
Appirio, Inc.	2/12/15	$625
Appirio, Inc. Series E	2/12/15	$4,375
AppNexus, Inc. Series E	8/1/14	$12,951
Azul-Linhas Aereas Brasileiras Series B	12/24/13	$7,023
Azul-Linhas Aereas Brasileiras warrants	12/24/13	$0
Blue Apron, Inc. Series D	5/18/15	$10,400
BLUE BOTTLE Coffee, Inc. Series C	5/29/15	$21,086
Bracket Computing, Inc. Series C	9/9/15	$9,500
China Internet Plus Holdings Ltd.	1/26/15	$10,000
Cloudera, Inc. Series F	2/5/14	$2,709
Cloudflare, Inc. Series D	11/5/14 - 6/24/15	$4,349
Corvus Pharmaceuticals, Inc. Series B	9/16/15	$4,745
Dataminr, Inc. Series D	3/6/15	$3,535
Delphix Corp. Series D	7/10/15	$6,079
Dropbox, Inc.	5/2/12	$9,084
Editas Medicine, Inc. Series B	8/4/15	$3,233
Gensight Biologics Series B	7/2/15	$3,266
Immunocore Ltd. Series A	7/27/15	$2,122
Intellia Therapeutics, Inc. Series B	8/20/15	$3,329
Jet.Com, Inc. Series B1	11/24/15	$14,605
Malwarebytes Corp. Series B	12/21/15	$10,958
Mulberry Health, Inc. Series A8	1/20/16	$18,432
NJOY, Inc.	6/7/13 - 2/14/14	$16,957
Nutanix, Inc. Series E	8/26/14	$6,467
Oportun Finance Corp. Series H	2/6/15	$10,114
PAX Labs, Inc. Series C	5/22/15	$9,840
Pronutria Biosciences, Inc. Series C	1/30/15	$5,500
Snapchat, Inc. Series F	3/25/15	$20,312
Space Exploration Technologies Corp. Class A	10/16/15	$14,267
Space Exploration Technologies Corp. Series G	1/20/15	$7,535
Taboola.Com Ltd. Series E	12/22/14	$6,619
The Honest Co., Inc.	8/21/14	$4,062
The Honest Co., Inc. Series C	8/21/14	$9,479
The Honest Co., Inc. Series D	8/3/15	$3,544
Tory Burch LLC unit	5/14/15	$20,890
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$80,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$3,420
YourPeople, Inc. Series C	5/1/15	$10,314

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$33
Fidelity Securities Lending Cash Central Fund	7,700
Total	$7,733

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Nu Skin Enterprises, Inc. Class A	$134,517	$16,005	$38,070	$2,678	$--
Parsvnath Developers Ltd.	6,516	--	--	--	6,148
Total	$141,033	$16,005	$38,070	$2,678	$6,148

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$5,059,841	$4,743,665	$261,128	$55,048
Consumer Staples	2,072,029	1,981,408	61,582	29,039
Energy	239,510	239,510	--	--
Financials	490,686	454,589	27,252	8,845
Health Care	3,103,859	3,023,637	37,830	42,392
Industrials	932,742	869,780	29,045	33,917
Information Technology	7,193,612	6,742,357	91,006	360,249
Materials	109,039	106,228	2,811	--
Telecommunication Services	26,202	--	26,202	--
Money Market Funds	386,207	386,207	--	--
Total Investments in Securities:	$19,613,727	$18,547,381	$536,856	$529,490

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$290,982
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$298,720
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	26,466
Cost of Purchases	35,063
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$360,249
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2016	$26,466
Equities - Other Investments in Securities
Beginning Balance	$161,801
Net Realized Gain (Loss) on Investment Securities	(3,712)
Net Unrealized Gain (Loss) on Investment Securities	(24,841)
Cost of Purchases	70,926
Proceeds of Sales	(34,933)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$169,241
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2016	$(26,661)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.8%
Ireland	2.5%
Cayman Islands	2.0%
Netherlands	1.6%
Singapore	1.5%
Others (Individually Less Than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2016
Assets
Investment in securities, at value (including securities loaned of $373,149) — See accompanying schedule: Unaffiliated issuers (cost $14,328,060)	$19,221,372
Fidelity Central Funds (cost $386,207)	386,207
Other affiliated issuers (cost $30,851)	6,148
Total Investments (cost $14,745,118)		$19,613,727
Cash		643
Foreign currency held at value (cost $1,938)		1,940
Receivable for investments sold		144,610
Receivable for fund shares sold		30,282
Dividends receivable		6,247
Distributions receivable from Fidelity Central Funds		1,532
Prepaid expenses		35
Other receivables		887
Total assets		19,799,903
Liabilities
Payable for investments purchased	$162,758
Payable for fund shares redeemed	19,598
Accrued management fee	10,570
Other affiliated payables	2,455
Other payables and accrued expenses	857
Collateral on securities loaned, at value	374,523
Total liabilities		570,761
Net Assets		$19,229,142
Net Assets consist of:
Paid in capital		$14,378,109
Undistributed net investment income		3,899
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(21,478)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,868,612
Net Assets		$19,229,142
Blue Chip Growth:
Net Asset Value, offering price and redemption price per share ($14,218,071 ÷ 224,760 shares)		$63.26
Class K:
Net Asset Value, offering price and redemption price per share ($5,011,071 ÷ 79,093 shares)		$63.36

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2016
Investment Income
Dividends (including $2,678 earned from other affiliated issuers)		$85,017
Income from Fidelity Central Funds (including $7,700 from security lending)		7,733
Total income		92,750
Expenses
Management fee
Basic fee	$55,737
Performance adjustment	16,955
Transfer agent fees	13,596
Accounting and security lending fees	907
Custodian fees and expenses	197
Independent trustees' compensation	46
Registration fees	248
Audit	76
Legal	38
Interest	5
Miscellaneous	59
Total expenses before reductions	87,864
Expense reductions	(338)	87,526
Net investment income (loss)		5,224
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	129,515
Other affiliated issuers	(26,101)
Foreign currency transactions	(304)
Total net realized gain (loss)		103,110
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $1,459)	(2,563,680)
Total change in net unrealized appreciation (depreciation)		(2,563,680)
Net gain (loss)		(2,460,570)
Net increase (decrease) in net assets resulting from operations		$(2,455,346)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,224	$20,601
Net realized gain (loss)	103,110	1,230,303
Change in net unrealized appreciation (depreciation)	(2,563,680)	2,175,419
Net increase (decrease) in net assets resulting from operations	(2,455,346)	3,426,323
Distributions to shareholders from net investment income	(10,672)	(27,789)
Distributions to shareholders from net realized gain	(1,033,010)	(1,011,245)
Total distributions	(1,043,682)	(1,039,034)
Share transactions - net increase (decrease)	1,483,954	2,274,956
Total increase (decrease) in net assets	(2,015,074)	4,662,245
Net Assets
Beginning of period	21,244,216	16,581,971
End of period (including undistributed net investment income of $3,899 and undistributed net investment income of $9,347, respectively)	$19,229,142	$21,244,216

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Blue Chip Growth Fund

	Six months ended	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$75.25	$66.72	$59.65	$47.38	$48.17	$37.63
Income from Investment Operations
Net investment income (loss)A	.01	.05	.15	.39	.10	(.03)
Net realized and unrealized gain (loss)	(8.34)	12.56	11.63	12.79	.75	10.61
Total from investment operations	(8.33)	12.61	11.78	13.18	.85	10.58
Distributions from net investment income	(.03)	(.09)	(.24)	(.23)	(.04)	–B,C
Distributions from net realized gain	(3.63)	(3.99)	(4.47)	(.68)	(1.60)	(.04)B
Total distributions	(3.66)	(4.08)	(4.71)	(.91)	(1.64)	(.04)
Net asset value, end of period	$63.26	$75.25	$66.72	$59.65	$47.38	$48.17
Total ReturnD,E	(11.37)%	19.72%	21.07%	28.25%	2.27%	28.12%
Ratios to Average Net AssetsF,G
Expenses before reductions	.90%H	.89%	.80%	.76%	.90%	.94%
Expenses net of fee waivers, if any	.90%H	.89%	.80%	.76%	.90%	.94%
Expenses net of all reductions	.89%H	.88%	.80%	.74%	.89%	.92%
Net investment income (loss)	.02%H	.07%	.23%	.75%	.21%	(.06)%
Supplemental Data
Net assets, end of period (in millions)	$14,218	$15,346	$11,970	$12,927	$10,595	$12,024
Portfolio turnover rateI	51%H,J	51%J	57%J	75%	95%	132%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Blue Chip Growth Fund Class K

	Six months ended	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$75.36	$66.82	$59.74	$47.46	$48.21	$37.66
Income from Investment Operations
Net investment income (loss)A	.05	.13	.23	.47	.17	.05
Net realized and unrealized gain (loss)	(8.35)	12.57	11.64	12.79	.75	10.62
Total from investment operations	(8.30)	12.70	11.87	13.26	.92	10.67
Distributions from net investment income	(.07)	(.17)	(.33)	(.30)	(.08)	(.05)B
Distributions from net realized gain	(3.63)	(3.99)	(4.47)	(.68)	(1.60)	(.07)B
Total distributions	(3.70)	(4.16)	(4.79)C	(.98)	(1.67)D	(.12)
Net asset value, end of period	$63.36	$75.36	$66.82	$59.74	$47.46	$48.21
Total ReturnE,F	(11.31)%	19.84%	21.23%	28.42%	2.43%	28.37%
Ratios to Average Net AssetsG,H
Expenses before reductions	.78%I	.78%	.68%	.61%	.74%	.77%
Expenses net of fee waivers, if any	.78%I	.77%	.68%	.61%	.74%	.77%
Expenses net of all reductions	.77%I	.77%	.67%	.60%	.73%	.76%
Net investment income (loss)	.14%I	.19%	.36%	.89%	.37%	.11%
Supplemental Data
Net assets, end of period (in millions)	$5,011	$5,898	$4,612	$3,506	$2,467	$1,455
Portfolio turnover rateJ	51%I,K	51%K	57%K	75%	95%	132%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $4.79 per share is comprised of distributions from net investment income of $.325 and distributions from net realized gain of $4.466 per share.

 D Total distributions of $1.67 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $1.598 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Blue Chip Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 529,490	Discount cash flow	Growth rate	2.5%	Increase
			Weighted average cost of capital	11.5%	Decrease
		Last transaction price	Transaction price	$0.00 - $140.00 / $43.20	Increase
			Discount rate	15.0%	Decrease
			Put premium	38.0%	Increase
		Market comparable	EV/EBITDA multiple	8.2	Increase
			EV/Sales multiple	1.2 - 11.1 / 5.1	Increase
			Discount rate	3.0% - 30.0% / 12.8%	Decrease
			P/E multiple	12.1 - 12.7 / 12.6	Increase
			Discount for lack of marketability	10.0% - 25.0% / 15.9%	Decrease
			Premium rate	1.0% - 86.4% / 40.4%	Increase
			EV/GP multiple	4.2	Increase
			Probability rate	90.0% - 100.0% / 95.0%	Increase
		Proposed transaction price	Transaction price	$8.00	Increase
			Discount rate	10.0%	Decrease
			Index movement	30.2%	Increase
		Proxy adjustment	Proxy movement	25.8% - 29.9% / 27.7%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$6,078,270
Gross unrealized depreciation	(1,312,022)
Net unrealized appreciation (depreciation) on securities	$4,766,248
Tax cost	$14,847,479

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $5,876,876 and $5,221,442, respectively.

Redemptions In-Kind. During the period, 2,731 shares of the Fund held by unaffiliated entities were redeemed in-kind for cash and investments with a value of $184,152. The net realized gain of $89,282 on investments delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Blue Chip Growth as compared to its benchmark index, the Russell 1000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Blue Chip Growth, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Blue Chip Growth	$12,319.17
Class K	1,277.05
	$ 13,596

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $89 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$35,619.55%		$5

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $24,265. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $955 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $262 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $75.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Blue Chip Growth	$5,376	$15,581
Class K	5,296	12,208
Total	$10,672	$27,789
From net realized gain
Blue Chip Growth	$753,870	$722,639
Class K	279,140	288,606
Total	$1,033,010	$1,011,245

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Blue Chip Growth
Shares sold	29,784	45,258	$2,028,783	$3,161,935
Reinvestment of distributions	10,852	10,699	732,286	715,067
Shares redeemed	(19,806)	(31,433)	(1,336,794)	(2,196,025)
Net increase (decrease)	20,830	24,524	$1,424,275	$1,680,977
Class K
Shares sold	9,577	26,108	$652,724	$1,808,830
Reinvestment of distributions	4,210	4,497	284,436	300,814
Shares redeemed	(12,959)(a)	(21,373)(b)	(877,481)(a)	(1,515,665)(b)
Net increase (decrease)	828	9,232	$59,679	$593,979

 (a) Amount includes in-kind redemptions (See Note 4: Redemptions In-Kind).

 (b) Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and the Shareholders of Fidelity Blue Chip Growth Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity® Blue Chip Growth Fund (the Fund), a fund of Fidelity Securities Fund, including the schedule of investments, as of January 31, 2016, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended January 31, 2016 and for the year ended July 31, 2015, and the financial highlights for the six months ended January 31, 2016 and for each of the five years in the period ended July 31, 2015. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity® Blue Chip Growth Fund as of January 31, 2016, the results of its operations for the six months then ended, the changes in its net assets for the six months ended January 31, 2016 and for the year ended July 31, 2015, and the financial highlights for the six months ended January 31, 2016 and for each of the five years in the period then ended July 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 17, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Blue Chip Growth	.90%
Actual		$1,000.00	$886.30	$4.27
Hypothetical-C		$1,000.00	$1,020.61	$4.57
Class K	.78%
Actual		$1,000.00	$886.90	$3.70
Hypothetical-C		$1,000.00	$1,021.22	$3.96

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

BCF-SANN-0316
1.700126.119

Fidelity® Growth & Income Portfolio Class K Semi-Annual Report January 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.0	4.4
Microsoft Corp.(a)	3.6	2.9
General Electric Co.(a)	3.5	3.3
Apple, Inc.	2.9	3.5
Bank of America Corp.	2.8	2.7
Procter & Gamble Co.	2.5	2.0
Chevron Corp.	2.3	1.8
Johnson & Johnson	2.3	1.8
Citigroup, Inc.	2.3	2.8
Target Corp.(a)	2.0	2.2
	28.2

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.2	21.8
Financials	21.0	22.9
Industrials	12.8	12.7
Health Care	12.6	10.8
Energy	10.1	8.5

Asset Allocation (% of fund's net assets)

As of January 31, 2016*,**
Stocks	98.8%
Convertible Securities	1.2%

 * Foreign investments - 12.0%

 ** Written options - (0.0)%

As of July 31, 2015*,**
Stocks	98.8%
Convertible Securities	1.0%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 11.9%

 ** Written options - (0.0)%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.1%
Automobiles - 0.1%
General Motors Co.	106,900	$3,169
Harley-Davidson, Inc.	95,600	3,824
		6,993
Diversified Consumer Services - 0.2%
ServiceMaster Global Holdings, Inc. (a)	288,900	12,194
Hotels, Restaurants & Leisure - 0.9%
Cedar Fair LP (depositary unit)	6,000	325
Dunkin' Brands Group, Inc.	187,000	7,360
Las Vegas Sands Corp.	289,000	13,034
Yum! Brands, Inc.	453,944	32,852
		53,571
Household Durables - 0.1%
Tupperware Brands Corp.	178,500	8,288
Leisure Products - 0.2%
Mattel, Inc.	201,900	5,570
NJOY, Inc. (a)(b)	671,365	86
Polaris Industries, Inc.	69,900	5,161
		10,817
Media - 4.5%
Comcast Corp. Class A	1,821,000	101,448
Scripps Networks Interactive, Inc. Class A	583,889	35,600
Sinclair Broadcast Group, Inc. Class A	385,061	12,707
Time Warner, Inc.	1,075,017	75,724
Viacom, Inc. Class B (non-vtg.)	792,300	36,161
		261,640
Multiline Retail - 2.0%
Dillard's, Inc. Class A	19,100	1,345
Target Corp. (c)	1,577,275	114,226
		115,571
Specialty Retail - 1.1%
Lowe's Companies, Inc. (c)	875,979	62,773

TOTAL CONSUMER DISCRETIONARY		531,847

CONSUMER STAPLES - 8.4%
Beverages - 2.9%
Britvic PLC	175,700	1,814
Diageo PLC	1,118,799	30,120
PepsiCo, Inc.	301,614	29,950
The Coca-Cola Co.	2,579,603	110,717
		172,601
Food & Staples Retailing - 1.0%
CVS Health Corp.	410,704	39,670
Walgreens Boots Alliance, Inc.	249,684	19,905
		59,575
Food Products - 0.2%
Mead Johnson Nutrition Co. Class A	118,700	8,605
Household Products - 2.5%
Procter & Gamble Co.	1,806,815	147,599
Personal Products - 0.1%
Edgewell Personal Care Co. (a)	47,800	3,538
Estee Lauder Companies, Inc. Class A	7,200	614
		4,152
Tobacco - 1.7%
British American Tobacco PLC sponsored ADR	291,023	32,306
Imperial Tobacco Group PLC	177,740	9,624
Philip Morris International, Inc.	673,171	60,592
		102,522

TOTAL CONSUMER STAPLES		495,054

ENERGY - 10.0%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	255,800	11,130
Helmerich & Payne, Inc.	126,400	6,421
National Oilwell Varco, Inc.	396,800	12,912
Oceaneering International, Inc.	654,000	22,138
Schlumberger Ltd.	265,732	19,204
		71,805
Oil, Gas & Consumable Fuels - 8.8%
Apache Corp.	1,177,968	50,111
Cabot Oil & Gas Corp.	110,700	2,297
Cenovus Energy, Inc.	1,031,400	12,708
Chevron Corp.	1,588,696	137,375
ConocoPhillips Co.	731,800	28,599
Energy Transfer Equity LP	554,600	4,814
EQT Midstream Partners LP	91,802	6,249
Golar LNG Ltd.	559,200	10,412
Imperial Oil Ltd.	1,448,300	44,403
Kinder Morgan, Inc.	1,690,100	27,802
Legacy Reserves LP	1,050,368	1,376
MPLX LP	496,947	15,291
PrairieSky Royalty Ltd. (d)	690,973	9,835
Suncor Energy, Inc.	3,305,750	78,296
The Williams Companies, Inc.	2,144,272	41,384
Williams Partners LP	2,064,285	45,456
		516,408

TOTAL ENERGY		588,213

FINANCIALS - 21.0%
Banks - 14.1%
Bank of America Corp.	11,439,956	161,761
Citigroup, Inc.	3,169,630	134,963
Comerica, Inc.	601,200	20,621
Commerce Bancshares, Inc.	180,415	7,420
Fifth Third Bancorp	471,500	7,450
JPMorgan Chase & Co.	3,920,192	233,248
Lloyds Banking Group PLC	2,027,500	1,899
M&T Bank Corp.	222,300	24,493
PNC Financial Services Group, Inc.	372,354	32,264
Regions Financial Corp.	3,778,700	30,683
Standard Chartered PLC (United Kingdom)	1,791,655	12,087
SunTrust Banks, Inc.	1,632,066	59,701
U.S. Bancorp	1,850,773	74,142
Wells Fargo & Co.	611,141	30,698
		831,430
Capital Markets - 5.1%
Apollo Global Management LLC Class A	482,300	6,550
Ashmore Group PLC (d)	787,300	2,476
Charles Schwab Corp.	1,320,743	33,719
Franklin Resources, Inc.	226,700	7,857
Invesco Ltd.	524,900	15,710
KKR & Co. LP	2,392,343	32,608
Morgan Stanley	1,478,197	38,256
Northern Trust Corp.	796,264	49,432
Oaktree Capital Group LLC Class A	258,700	11,321
PJT Partners, Inc. (a)	954	25
State Street Corp.	1,508,427	84,065
T. Rowe Price Group, Inc.	7,300	518
The Blackstone Group LP	657,500	17,273
		299,810
Diversified Financial Services - 0.2%
McGraw Hill Financial, Inc.	131,200	11,155
Insurance - 1.0%
Chubb Ltd.	39,200	4,432
Marsh & McLennan Companies, Inc.	369,846	19,724
MetLife, Inc.	435,140	19,429
Principal Financial Group, Inc.	371,400	14,113
Willis Group Holdings PLC	15,400	1,763
		59,461
Real Estate Investment Trusts - 0.4%
American Tower Corp.	84,700	7,991
Crown Castle International Corp.	84,900	7,318
First Potomac Realty Trust	57,018	558
Sabra Health Care REIT, Inc.	223,000	4,094
		19,961
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	1,052,168	10,585

TOTAL FINANCIALS		1,232,402

HEALTH CARE - 11.8%
Biotechnology - 1.9%
AbbVie, Inc.	580,500	31,869
Amgen, Inc. (c)	266,403	40,688
Biogen, Inc. (a)	113,800	31,074
Celgene Corp. (a)	52,600	5,277
Intercept Pharmaceuticals, Inc. (a)	39,826	4,231
		113,139
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	673,804	25,503
Ansell Ltd.	396,877	5,704
Medtronic PLC	868,230	65,916
Zimmer Biomet Holdings, Inc.	281,910	27,982
		125,105
Health Care Providers & Services - 1.1%
McKesson Corp.	311,787	50,191
Patterson Companies, Inc.	296,870	12,605
		62,796
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	381,200	14,352
Pharmaceuticals - 6.5%
Astellas Pharma, Inc.	453,600	6,281
Bristol-Myers Squibb Co.	190,900	11,866
GlaxoSmithKline PLC sponsored ADR	2,375,122	98,069
Innoviva, Inc.	289,100	2,897
Johnson & Johnson	1,300,569	135,831
Novartis AG sponsored ADR	6,744	526
Sanofi SA	166,837	13,874
Shire PLC sponsored ADR (d)	121,600	20,465
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,481,320	91,072
		380,881

TOTAL HEALTH CARE		696,273

INDUSTRIALS - 12.7%
Aerospace & Defense - 2.1%
Meggitt PLC	330,468	1,719
Rolls-Royce Group PLC	1,095,600	8,715
The Boeing Co.	590,989	70,996
United Technologies Corp.	465,282	40,801
		122,231
Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc.	341,500	22,119
PostNL NV (a)	4,588,400	16,698
United Parcel Service, Inc. Class B	892,004	83,135
		121,952
Airlines - 0.2%
Copa Holdings SA Class A	265,854	12,522
Building Products - 0.2%
Lennox International, Inc.	80,700	9,669
Commercial Services & Supplies - 0.3%
ADT Corp. (d)	661,510	19,567
Electrical Equipment - 0.9%
Eaton Corp. PLC	238,000	12,021
Emerson Electric Co.	560,200	25,758
Hubbell, Inc. Class B	196,639	17,782
		55,561
Industrial Conglomerates - 3.5%
General Electric Co. (c)	7,176,480	208,836
Machinery - 0.7%
CLARCOR, Inc.	25,400	1,190
Cummins, Inc.	22,500	2,023
Deere & Co. (d)	192,900	14,855
Donaldson Co., Inc.	311,900	8,789
IMI PLC	206,300	2,382
Pentair PLC	43,800	2,064
Wabtec Corp.	46,100	2,948
Xylem, Inc.	157,600	5,666
		39,917
Professional Services - 0.1%
Nielsen Holdings PLC	110,400	5,317
Road & Rail - 2.1%
CSX Corp.	1,854,620	42,693
J.B. Hunt Transport Services, Inc.	528,040	38,389
Kansas City Southern	244,500	17,330
Norfolk Southern Corp.	210,899	14,868
Union Pacific Corp.	131,000	9,432
		122,712
Trading Companies & Distributors - 0.5%
MSC Industrial Direct Co., Inc. Class A	67,100	4,349
W.W. Grainger, Inc. (d)	18,100	3,560
Watsco, Inc.	190,392	22,125
		30,034

TOTAL INDUSTRIALS		748,318

INFORMATION TECHNOLOGY - 21.0%
Communications Equipment - 3.2%
Cisco Systems, Inc. (c)	3,284,352	78,135
Qualcomm, Inc.	2,415,446	109,516
		187,651
Internet Software & Services - 3.5%
Alphabet, Inc.:
Class A	144,007	109,640
Class C	123,346	91,640
Yahoo!, Inc. (a)	245,195	7,236
		208,516
IT Services - 5.3%
First Data Corp.	1,631,010	20,716
First Data Corp. Class A (a)	80,900	1,082
IBM Corp.	460,204	57,429
MasterCard, Inc. Class A (c)	682,700	60,781
Paychex, Inc.	1,486,052	71,122
Unisys Corp. (a)	973,600	9,561
Visa, Inc. Class A	1,191,384	88,746
		309,437
Semiconductors & Semiconductor Equipment - 0.5%
Marvell Technology Group Ltd.	292,300	2,587
Maxim Integrated Products, Inc.	552,000	18,437
Xilinx, Inc.	164,300	8,259
		29,283
Software - 4.3%
Microsoft Corp. (c)	3,792,999	208,956
Oracle Corp.	1,123,353	40,789
		249,745
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	1,784,494	173,703
EMC Corp.	2,598,100	64,355
HP, Inc.	59,800	581
Western Digital Corp.	208,700	10,013
		248,652

TOTAL INFORMATION TECHNOLOGY		1,233,284

MATERIALS - 3.1%
Chemicals - 2.7%
CF Industries Holdings, Inc.	362,400	10,872
E.I. du Pont de Nemours & Co.	322,146	16,996
LyondellBasell Industries NV Class A	186,300	14,526
Monsanto Co.	749,415	67,897
Potash Corp. of Saskatchewan, Inc.	1,266,200	20,644
Syngenta AG (Switzerland)	79,559	29,295
		160,230
Containers & Packaging - 0.4%
Ball Corp.	65,300	4,364
International Paper Co.	27,400	937
Packaging Corp. of America	114,400	5,815
WestRock Co.	357,700	12,620
		23,736

TOTAL MATERIALS		183,966

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc. (c)	1,243,374	62,131
UTILITIES - 0.6%
Electric Utilities - 0.6%
Exelon Corp.	1,056,600	31,244
PPL Corp.	77,500	2,717
		33,961
Multi-Utilities - 0.0%
Sempra Energy	33,600	3,184

TOTAL UTILITIES		37,145

TOTAL COMMON STOCKS
(Cost $5,739,188)		5,808,633

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.9%
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.8%
Alere, Inc. 3.00% (a)	182,843	47,027
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25% (a)	83,400	7,586

TOTAL CONVERTIBLE PREFERRED STOCKS		54,613

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC (C Shares) (a)	32,482,080	46
TOTAL PREFERRED STOCKS
(Cost $53,077)		54,659
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Tesla Motors, Inc. 1.25% 3/1/21	3,470	2,789
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc.:
5% 10/15/18 (b)	3,094	2,655
9.5% 4/15/19 (e)	5,075	4,304
Peabody Energy Corp. 4.75% 12/15/41	7,660	230
		7,189
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
Twitter, Inc. 0.25% 9/15/19	10,230	8,747
TOTAL CONVERTIBLE BONDS
(Cost $26,246)		18,725
	Shares	Value (000s)

Money Market Funds - 0.9%
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)
(Cost $52,906)	52,906,401	52,906
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $5,871,417)		5,934,923
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(53,661)
NET ASSETS - 100%		$5,881,262

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
Amgen, Inc.	2/19/16 - $165.00	675	$116	$(21)
Cisco Systems, Inc.	3/18/16 - $29.00	3,868	159	(4)
General Electric Co.	3/18/16 - $33.00	11,857	250	(24)
Lowe's Companies, Inc.	4/15/16 - $85.00	8,498	723	(72)
MasterCard, Inc. Class A	2/19/16 - $100.00	1,733	80	(9)
Microsoft Corp.	3/18/16 - $60.00	5,823	473	(131)
Target Corp.	2/19/16 - $77.50	2,402	180	(12)
Verizon Communications, Inc.	3/18/16 - $48.00	2,296	108	(576)
TOTAL WRITTEN OPTIONS			$2,089	$(849)

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,741,000 or 0.0% of net assets.

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $191,288,000.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,304,000 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 5% 10/15/18	10/16/13 - 10/15/15	$3,094
NJOY, Inc.	2/14/14	$1,164

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$5
Fidelity Securities Lending Cash Central Fund	283
Total	$288

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$531,847	$531,761	$--	$86
Consumer Staples	495,054	453,496	41,558	--
Energy	588,213	588,213	--	--
Financials	1,232,402	1,215,940	16,462	--
Health Care	743,300	717,441	25,859	--
Industrials	755,950	718,850	37,100	--
Information Technology	1,233,284	1,212,568	20,716	--
Materials	183,966	154,671	29,295	--
Telecommunication Services	62,131	62,131	--	--
Utilities	37,145	37,145	--	--
Corporate Bonds	18,725	--	18,725	--
Money Market Funds	52,906	52,906	--	--
Total Investments in Securities:	$5,934,923	$5,745,122	$189,715	$86
Derivative Instruments:
Liabilities
Written Options	$(849)	$(849)	$--	$--
Total Liabilities	$(849)	$(849)	$--	$--
Total Derivative Instruments:	$(849)	$(849)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$119,518
Level 2 to Level 1	$0

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Written Options(a)	$0	$(849)
Total Equity Risk	$0	$(849)
Total Value of Derivatives	$0	$(849)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.0%
United Kingdom	3.4%
Canada	2.8%
Israel	1.6%
Ireland	1.3%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $52,808) — See accompanying schedule: Unaffiliated issuers (cost $5,818,511)	$5,882,017
Fidelity Central Funds (cost $52,906)	52,906
Total Investments (cost $5,871,417)		$5,934,923
Receivable for investments sold		36,912
Receivable for fund shares sold		968
Dividends receivable		8,127
Interest receivable		256
Distributions receivable from Fidelity Central Funds		68
Prepaid expenses		13
Other receivables		674
Total assets		5,981,941
Liabilities
Payable to custodian bank	$2,084
Payable for investments purchased	37,211
Payable for fund shares redeemed	3,790
Accrued management fee	2,187
Written options, at value (premium received $2,089)	849
Other affiliated payables	926
Other payables and accrued expenses	726
Collateral on securities loaned, at value	52,906
Total liabilities		100,679
Net Assets		$5,881,262
Net Assets consist of:
Paid in capital		$8,273,423
Distributions in excess of net investment income		(8,950)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,447,891)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		64,680
Net Assets		$5,881,262
Growth and Income:
Net Asset Value, offering price and redemption price per share ($5,139,689 ÷ 190,272 shares)		$27.01
Class K:
Net Asset Value, offering price and redemption price per share ($741,573 ÷ 27,477 shares)		$26.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$83,521
Interest		668
Income from Fidelity Central Funds		288
Total income		84,477
Expenses
Management fee	$14,673
Transfer agent fees	5,088
Accounting and security lending fees	577
Custodian fees and expenses	84
Independent trustees' compensation	15
Registration fees	28
Audit	45
Legal	24
Interest	7
Miscellaneous	20
Total expenses before reductions	20,561
Expense reductions	(68)	20,493
Net investment income (loss)		63,984
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	231,502
Foreign currency transactions	(126)
Written options	186
Total net realized gain (loss)		231,562
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,115,546)
Assets and liabilities in foreign currencies	(36)
Written options	1,240
Total change in net unrealized appreciation (depreciation)		(1,114,342)
Net gain (loss)		(882,780)
Net increase (decrease) in net assets resulting from operations		$(818,796)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$63,984	$140,160
Net realized gain (loss)	231,562	743,260
Change in net unrealized appreciation (depreciation)	(1,114,342)	(281,519)
Net increase (decrease) in net assets resulting from operations	(818,796)	601,901
Distributions to shareholders from net investment income	(72,212)	(135,475)
Distributions to shareholders from net realized gain	(2,644)	–
Total distributions	(74,856)	(135,475)
Share transactions - net increase (decrease)	(649,281)	(551,906)
Total increase (decrease) in net assets	(1,542,933)	(85,480)
Net Assets
Beginning of period	7,424,195	7,509,675
End of period (including distributions in excess of net investment income of $8,950 and distributions in excess of net investment income of $722, respectively)	$5,881,262	$7,424,195

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Growth & Income Portfolio

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$30.85	$29.02	$25.66	$20.13	$18.58	$15.75
Income from Investment Operations
Net investment income (loss)A	.28	.55	.51	.46	.36	.20
Net realized and unrealized gain (loss)	(3.79)	1.82B	3.35	5.54	1.55	2.82
Total from investment operations	(3.51)	2.37	3.86	6.00	1.91	3.02
Distributions from net investment income	(.32)	(.54)	(.50)	(.44)	(.35)	(.19)
Distributions from net realized gain	(.01)	–	(.01)	(.03)	(.01)	–
Total distributions	(.33)	(.54)	(.50)C	(.47)	(.36)	(.19)
Net asset value, end of period	$27.01	$30.85	$29.02	$25.66	$20.13	$18.58
Total ReturnD,E	(11.41)%	8.23%B	15.16%	30.15%	10.45%	19.16%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.64%	.65%	.68%	.71%	.72%
Expenses net of fee waivers, if any	.64%H	.63%	.65%	.68%	.71%	.72%
Expenses net of all reductions	.64%H	.63%	.65%	.67%	.71%	.71%
Net investment income (loss)	1.94%H	1.83%	1.86%	2.04%	1.95%	1.09%
Supplemental Data
Net assets, end of period (in millions)	$5,140	$6,563	$6,550	$6,060	$4,863	$5,052
Portfolio turnover rateI	35%H	35%	41%J	49%	62%	129%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 8.03%.

 C Total distributions of $.50 per share is comprised of distributions from net investment income of $.495 and distributions from net realized gain of $.006 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Growth & Income Portfolio Class K

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$30.82	$29.00	$25.64	$20.12	$18.57	$15.74
Income from Investment Operations
Net investment income (loss)A	.30	.59	.54	.50	.40	.23
Net realized and unrealized gain (loss)	(3.78)	1.81B	3.36	5.52	1.54	2.82
Total from investment operations	(3.48)	2.40	3.90	6.02	1.94	3.05
Distributions from net investment income	(.34)	(.58)	(.53)	(.47)	(.38)	(.22)
Distributions from net realized gain	(.01)	–	(.01)	(.03)	(.01)	–
Total distributions	(.35)	(.58)	(.54)	(.50)	(.39)	(.22)
Net asset value, end of period	$26.99	$30.82	$29.00	$25.64	$20.12	$18.57
Total ReturnC,D	(11.33)%	8.34%B	15.32%	30.28%	10.66%	19.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%G	.52%	.52%	.53%	.54%	.54%
Expenses net of fee waivers, if any	.52%G	.52%	.52%	.53%	.54%	.54%
Expenses net of all reductions	.52%G	.52%	.52%	.52%	.54%	.53%
Net investment income (loss)	2.06%G	1.95%	1.99%	2.19%	2.13%	1.27%
Supplemental Data
Net assets, end of period (in millions)	$742	$862	$960	$1,016	$752	$403
Portfolio turnover rateH	35%G	35%	41%I	49%	62%	129%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 8.14%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth & Income Portfolio (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth & Income, and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred trustees compensation, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$783,648
Gross unrealized depreciation	(733,263)
Net unrealized appreciation (depreciation) on securities	$50,385
Tax cost	$5,884,538

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(2,680,247)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options."

During the period, the Fund recognized net realized gain (loss) of $186 and a change in net unrealized appreciation (depreciation) of $1,240 related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	–	$–
Options Opened	41	2,275
Options Exercised	–	–
Options Closed	–	–
Options Expired	(4)	(186)
Outstanding at end of period	37	$2,089

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,141,475 and $1,796,761, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth & Income, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth and Income	$4,901.17
Class K	187.05
	$5,088

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $27 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,789.40%		$5

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $71.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $283. During the period, there were no securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $5,281. The weighted average interest rate was .68%. The interest expense amounted to $2 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $45 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $23.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Growth and Income	$62,788	$117,218
Class K	9,424	18,257
Total	$72,212	$135,475
From net realized gain
Growth and Income	$2,314	$–
Class K	330	–
Total	$2,644	$–

12. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Growth and Income
Shares sold	2,811	12,118	$80,462	$365,420
Reinvestment of distributions	2,203	3,750	62,034	111,890
Shares redeemed	(27,486)	(28,824)	(777,051)	(872,624)
Net increase (decrease)	(22,472)	(12,956)	$(634,555)	$(395,314)
Class K
Shares sold	2,132	4,866	$60,021	$146,512
Reinvestment of distributions	347	612	9,754	18,257
Shares redeemed	(2,955)	(10,609)	(84,501)	(321,361)
Net increase (decrease)	(476)	(5,131)	$(14,726)	$(156,592)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Growth and Income	.64%
Actual		$1,000.00	$885.90	$3.03
Hypothetical-C		$1,000.00	$1,021.92	$3.25
Class K	.52%
Actual		$1,000.00	$886.70	$2.47
Hypothetical-C		$1,000.00	$1,022.52	$2.64

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

GAI-K-SANN-0316
1.863233.107

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 25, 2016